Registration No. 333-116220
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 31
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 183
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 362-2384
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Depositor's Telephone Number, including Area Code
Doug Hodgson
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract
It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
__X__    on May 1, 2014, pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date), pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Prospectus dated May 1, 2014

This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2014, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.

Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.

For any administrative questions, you may contact us by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450

The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE:
We recapture the premium payment credit if you return the Contract during the examination offer period or request full annuitization of the Contract prior to the third Contract anniversary. You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the Premium Payment Credit Rider.

The Contract is available with or without a Guaranteed Minimum Withdrawal Benefit rider (GMWB). The GMWB riders currently available are Principal Income Builder 3 (“PIB 3”) and Principal Income Builder 10 (“PIB 10”). You may only elect one GMWB rider.

The following underlying mutual funds are available under the Contract(1):

AllianceBernstein Variable Products Series Fund — Class A	Principal Variable Contracts Funds — Class 1
• AllianceBernstein Small Cap Growth Portfolio(2)	• Bond & Mortgage Securities Account
• AllianceBernstein Small/Mid Cap Value Portfolio	• Diversified International Account
American Century Variable Portfolios, Inc.	• Equity Income Account
• Capital Appreciation Fund — Class I(4)	• Government & High Quality Bond Account
• Inflation Protection Fund — Class II	• International Emerging Markets Account
• Mid Cap Value Fund — Class II	• LargeCap Blend Account II
• Ultra Fund — Class II	• LargeCap Growth Account
Delaware Variable Insurance Products — Service Class	• LargeCap Growth Account I
• Small Cap Value	• LargeCap S&P 500 Index Account
Dreyfus Investment Portfolios — Service Shares	• LargeCap Value Account
• Technology Growth Portfolio	• MidCap Account(6)
DWS Variable Insurance Portfolio — Class B	• Money Market Account
• Small Mid Cap Value VIP	• Principal Capital Appreciation Division
Fidelity Variable Insurance Products — Service Class 2	• Principal LifeTime 2010 Account(3)
• Contrafund® Portfolio	• Principal LifeTime 2020 Account(3)
• Equity-Income Portfolio	• Principal LifeTime 2030 Account(3)
• Growth Portfolio	• Principal LifeTime 2040 Account(3)
• Mid Cap Portfolio	• Principal LifeTime 2050 Account(3)
• Overseas Portfolio	• Principal LifeTime Strategic Income Account(3)
Franklin Templeton Variable Insurance Products Trust — Class 2	• Real Estate Securities Account
• Small Cap Value Securities Fund(7)	• Short-Term Income Account
Goldman Sachs Variable Insurance Trust — Institutional Shares	• SmallCap Blend Account
• MidCap Value Fund	• SmallCap Growth Account II
• Structured Small Cap Equity Fund(8)	• SmallCap Value Account I
Invesco Variable Insurance Funds — Series I	• Strategic Asset Management Balanced Account Portfolio(3)
• International Growth Fund	• Strategic Asset Management Conservative Balanced Portfolio(3)
• Small Cap Equity Fund	• Strategic Asset Management Conservative Growth Portfolio(3)
• Value Opportunities Fund	• Strategic Asset Management Flexible Income Portfolio(3)
MFS Variable Insurance Trust — Service Class	• Strategic Asset Management Strategic Growth Portfolio(3)
• New Discovery Series	Principal Variable Contracts Funds — Class 2
• Utilities Series	• Diversified Balanced Account(3)
• Value Series	• Diversified Balanced Managed Volatility Account(3)
Neuberger Berman Advisers Management Trust	• Diversified Growth Account(3)
• Large Cap Value Portfolio — I Class	• Diversified Growth Managed Volatility Account(3)
• Small-Cap Growth Portfolio — S Class(5)	• Diversified Income Account(3)
• Socially Responsive Portfolio — I Class	T. Rowe Price Equity Series, Inc. — II
PIMCO Variable Insurance Trust — Administrative Class	• T. Rowe Price Blue Chip Growth Portfolio
• All Asset Portfolio	• T. Rowe Price Health Sciences Portfolio
• High Yield Portfolio	Van Eck VIP Global Insurance Trust — Class S Shares
• Total Return Portfolio	• Global Hard Assets Fund

(1)	If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see APPENDIX B ).

(2)	Effective February 1, 2013, the AllianceBernstein Small Cap Growth Portfolio is no longer available to customers with an application signature date on or after February 1, 2013.

(3)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(4)	Effective May 18, 2013, the Capital Appreciation Fund is no longer available to customers with an application signature date on or after May 18, 2013.

(5)	Effective May 18, 2013, the Neuberger Berman Small-Cap Growth Portfolio is no longer available to customers with an application signature date on or after May 18, 2013.

(6)	Effective August 16, 2013, the MidCap Account is no longer available to customers with an application signature date on or after August 16, 2013.

(7)	Effective May 17, 2014, the Franklin Small Cap Value Securities Fund will be known as the Franklin Small Cap Value VIP Fund.

(8)	Effective May 17, 2014, the Goldman Sachs Structured Small Cap Equity Fund will be known as the Goldman Sachs Small Cap Equity Insights Fund.

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An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

Subject to state availability, if your Contract was purchased on or after May 20, 2006, you have the right to partially annuitize a portion of your accumulated value.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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GLOSSARY

accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.

anniversary(ies) – the same date and month of each year following the contract date .

annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.

annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.

Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.

cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2013, the first contract year ends on June 4, 2014, and the first contract anniversary falls on June 5, 2014).

data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.

Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.

Dollar Cost Averaging Plus (DCA Plus) value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).

Dollar Cost Averaging Plus (DCA Plus) program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.

Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.

Fixed Account value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).

good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.

investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.

joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.

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joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.

Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal Variable Annuity Exchange Offer, owner refers to the original owner.

premium payments – the gross amount you contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Required Minimum Distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.

Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)

Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.

surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.

surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.

transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.

underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.

unit – the accounting measure used to determine your proportionate interest in a division.

unit value – a measure used to determine the value of an investment in a division.

valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

you, your – the owner of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the Contract without the Premium Payment Credit Rider.

The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge - with the Premium Payment Credit Rider (as a percentage of amount surrendered)(2) - Surrender charges apply to each premium payment for 9 years.	• 8%	• 8%
Surrender charge - without the Premium Payment Credit Rider (as a percentage of amount surrendered)(3) - Surrender charges apply to each premium payment for 7 years.	• 6%	• 6%
Transaction Fees • for each unscheduled partial surrender • for each unscheduled transfer(4)

•    the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year

•    the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year
• $0 • $0
State Premium Taxes (vary by state)(5)	• 3.50% of premium payments made	• 0%

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The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.25%	1.25%
Administration Charge (as a percentage of average daily Separate Account value)	0.15%	0.15%
Total Separate Account Annual Expense	1.40%	1.40%

Optional Riders(6)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider •Separate Account – based on the average daily accumulated value in the divisions, deducted daily •Fixed Account – maximum reduction in interest rate	0.60% 0.60%	0.60% 0.00%
Principal Income Builder 3 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(7) •for applications signed before August 1, 2013	1.65%	0.95%
Principal Income Builder 10 rider (GMWB) (as a percentage of the average quarterly Investment Back withdrawal benefit base)(8) • for applications signed before August 1, 2013	2.00%	1.10%
Total Separate Account Annual Expense plus Optional Riders Annual Expense

• with Principal Income Builder 3(9)--for applications signed before August 1, 2013
• with Principal Income Builder 10(10) --for applications signed before August 1, 2013
	3.65% 4.00%	2.95% 3.10%

Optional Riders No Longer Available For Sale
	Maximum Annual Charge	Current Annual Charge
Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)(11)	0.30%	0.25%
GMWB 1 Rider (as a percentage of the average quarterly Investment Back remaining withdrawal benefit base)(12)	0.85%	0.80%(13)
GMWB 2-SL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.00%	0.95%(15)
GMWB 2-SL/JL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.65%(16)	0.95%(17)

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This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2013
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.25%	2.13%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered)

Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	—%

(3)	Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(4)
Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(5)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

(6)	Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.

(7)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

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(8)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(9)
This amount assumes the Principal Income Builder 3 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(10)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(11)
This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly accumulated value. The average quarterly accumulated value is equal to (1) the accumulated value at the beginning of the calendar quarter plus (2) the accumulated value at the end of the calendar quarter, and this sum is divided by two. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. See APPENDIX H for additional information.

(12)
This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base. The average quarterly Investment Back remaining withdrawal benefit base is equal to (1) the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back remaining withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. See APPENDIX G for more information on how the rider charge is calculated. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your remaining withdrawal benefit base is changed, the fee for that calendar quarter will vary from the other quarters.

(13)
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.

(14)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. For GMWB 2-SL, see APPENDIX F and for GMWB 2-SL/JL, see APPENDIX E for more information on how the rider charge is calculated.

(15)	The current annual charge prior to your Contract's 2010 anniversary or if you opt out of future GMWB Step-Ups is 0.75%. See APPENDIX E for more details.

(16)	The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.

(17)
A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract's 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary or (2) the rider application was signed on or after February 16, 2009. See APPENDIX E for more details.

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EXAMPLE

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

Example 1
The example figures are based on a Contract with the most expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you were to purchase the Contract with the Principal Income Builder 10 rider (2.00%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes(1):

•	a $10,000 premium payment to issue the Contract;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2013 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted;

•	the Principal Income Builder 10 rider was added to the Contract at issue(2); and

•
the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.13%)	$1,315	$2,427	$3,477	$6,106	$604	$1,824	$3,061	$6,106	$604	$1,824	$3,061	$6,106
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$1,147	$1,937	$2,675	$4,569	$421	$1,293	$2,210	$4,569	$421	$1,293	$2,210	$4,569

(1) )This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(2)The Investment Back withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. The withdrawal benefit base is equal to your premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 10 rider charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

For Condensed Financial Information, please see Appendix I.

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SUMMARY

This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

•
Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 10. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see 1. THE CONTRACT.

This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.

You may allocate your net premium payments to the investment options.

•
A complete list of the divisions may be found in 12. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

•	The investment options also include the Fixed Account and the DCA Plus accounts.

•
The GMWB riders impose limitations on the investment options available by requiring you to allocate 100% of your Separate Account assets to one of the designated fund options for the life of the rider.

Transfers

During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis;

•	transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and

•	transfers into DCA Plus accounts are not permitted.

During the annuitization period, transfers are not permitted (no transfers once payments have begun).

See 1. THE CONTRACT, 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS, and 6. TRANSFERS AND SURRENDERS for additional restrictions.

This Transfers section does not apply to transfers under the DCA Plus program. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

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Surrenders

During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;

•	full surrender of your Contract may be subject to an annual Contract fee;

•	during a contract year, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge; and

•	surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

During the annuitization period, surrenders are not allowed.

See 6. TRANSFERS AND SURRENDERS for additional information.

Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.

•	The optional riders are available at an additional cost

•
Premium Payment Credit Rider – The current annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with no reduction of the Fixed Account interest rate). The maximum annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with a reduction of up to 0.60% of the Fixed Account interest rate).

•	Principal Income Builder 3 – The current annual rider charge is 0.95% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 1.65%.

•	Principal Income Builder 10 – The current annual rider charge is 1.10% of the average Investment Back withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 2.00%.

•	An annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, then all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.

See 2. CHARGES AND DEDUCTIONS for additional information.

Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 7.THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 7.THE ANNUITIZATION PERIOD and 10. FEDERAL TAX MATTERS.

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Death Benefit

•
The standard death benefit generally is the greatest of the accumulated value, the total of premium payments minus an adjustment for surrenders, or the highest accumulated value on any Contract anniversary wholly divisible by seven. See 8. DEATH BENEFIT for more specific details.

•
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.

•	If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

•	The death benefit provided for each of the optional riders is:

•	Principal Income Builder 3 – beneficiary receives the death benefit under the Contract.

•	Principal Income Builder 10 - generally allows the beneficiary(ies) to elect the death benefit under the Contract or the Investment Back remaining withdrawal benefit base.

•
Enhanced Death Benefit Rider - generally is the greatest of the standard death benefit, premium payments accumulated at 5% effective annual interest rate or the highest accumulated value on any Contract anniversary.

See 8. DEATH BENEFIT and 7. THE ANNUITIZATION PERIOD.

Examination Offer Period (free look)

You may return the Contract during the examination offer period, which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•
The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.

•	We recapture the full amount of any premium payment credit or exchange credit.

See 1.THE CONTRACT for additional information.

Optional Riders

Subject to certain conditions, you may elect to add one or more of the available optional riders to your Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you may contact your registered representative or call us at 1-800-852-4450.

The optional riders currently available are:

•	Premium Payment Credit Rider – This rider applies credits to the accumulated value for premium payments made in contract year one. The surrender charge period is nine years if this rider is elected.

•	Guaranteed Minimum Withdrawal Benefit riders (you may only elect one GMWB rider):

•
Principal Income Builder 3 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 3 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

•
Principal Income Builder 10 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 10 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

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Termination

The Contract will terminate:

•
If no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.

The GMWB rider will terminate:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date).

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except when the change in owner is due to a spousal continuation of the rider or the removal/addition of a joint life.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.

•	If you have a GMWB1, GMWB 2-SL, GMWB 2-SL/JL, or PIB 10 rider:

•	If the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	If you have the PIB 3 rider, the date the For Life withdrawal benefit base is zero or there are no eligible covered lives.

The Enhanced Death Benefit rider will terminate:

•	The date the Contract owner is changed.

•	Upon the death of the owner.

•	The date the Contract terminates.

•	The date the death benefit described in the Contract equals the enhanced death benefit under this rider so long as this occurs after the Lock-In Date.

•	The date we receive your request to cancel it in our office.

The Waiver of Surrender Charge rider will terminate the date the Contract owner is changed.

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1. THE CONTRACT

The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract

If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.
Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•	All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	Subsequent premium payments must be at least $500 and can be made until the annuitization date.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•
We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 5. PREMIUM PAYMENT CREDIT RIDER for more information.

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•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Original owners of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•	your old contract is not subject to any surrender charges; and

•	the exchange offer is available in your state.

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

See APPENDIX A for further details about the exchange offer.

Exchange Credit (for exchanges from our fixed deferred annuities)

If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.

This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.

NOTE:
The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

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NOTE:
The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you elect the Premium Payment Credit Rider, a GMWB rider or other optional rider. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:
This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)

It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.

Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period. If your initial premium payments are allocated to the Money Market division and the free look is exercised, you will receive the greater of premium payments or the accumulated value.

In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.

If you properly exercise your free look, we will cancel the Contract. In the states that require us to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.

If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.

Accumulated Value

The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in the section titled 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.

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The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:

•	the number of units you have in a division multiplied by

•	the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:

•	your initial premium payment;

•	subsequent premium payments;

•	your exchange credit;

•	premium payment credits; and

•	transfers from another investment option
minus units sold:

•	for partial surrenders and/or partial annuitizations from the division;

•	as part of a transfer to another division or the Fixed Account; and

•	to pay Contract charges and fees (not deducted as part of the daily unit value calculation).

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses and any Optional Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Telephone and Internet Services

If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include

21

recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

Telephone Services

Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.

Internet

Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.

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2. CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Surrender Charge

No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

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Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:

•	For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.

•	For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.

For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.
Free Surrender Amount
The free surrender amount may be surrendered without a charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue. There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. A critical need includes confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:

•	the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and

•	the critical need did not exist before the contract date.

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For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.

•
total and permanent disability — a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:	The Waiver of Surrender Charge Rider is not available in Massachusetts.
Transaction Fee

To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Fee

Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

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Separate Account Annual Expenses
Mortality and Expense Risks Charge

We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.

If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge

We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risk charge, above.

If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Premium Payment Credit Rider

The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.

If you elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.

The rider charge is intended to cover our cost for the credit(s).

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Charges for Rider Benefits Currently Available

Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
Principal Income Builder 3 (PIB 3) Rider

This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).

For applications signed before August 1, 2013, and in states where the most recent version of the rider is not approved, the current annual charge for the rider is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.

The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Principal Income Builder 10 (PIB 10) Rider

This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).

For applications signed before August 1, 2013, and in states where the most recent version of the rider is not approved, the current annual charge for the rider is 1.10% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2750%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.

The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

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If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Charges for Rider Benefits No Longer Available
Enhanced Death Benefit Rider (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. If you have the Enhanced Death Benefit Rider, please see APPENDIX H for a description of the rider and its charges.

GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available. If you have the GMWB 1 Rider, see APPENDIX G for a description of the rider and its charges.
GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

For rider applications signed on or after January 21, 2008, the GMWB 2-SL (Single Life) Rider is not available. If you have the GMWB 2-SL Rider, see APPENDIX F for a description of the rider and its charges.
GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

For rider applications signed on or after July 23, 2012, the GMWB 2-SL/JL (Single Life/Joint Life) Rider is not available. If you have the GMWB 2-SL/JL Rider, see APPENDIX E for a description of the rider and its charges.
Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.

Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

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Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.

3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and the DCA Plus accounts are a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our general account. The general account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the general account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your registered representative or by calling us at 1-800-852-4450.

We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.

Fixed Account

The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.

NOTE: We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium Payment Credit Rider.

NOTE: Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 6. TRANSFERS AND SURRENDERS.

NOTE: We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

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Fixed Account Value

Your Fixed Account value on any valuation date is equal to:

•	premium payments or credits allocated to the Fixed Account;

•	plus any transfers to the Fixed Account from the other investment options;

•	plus interest credited to the Fixed Account;

•	minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;

•	minus any transfers to the Separate Account

Dollar Cost Averaging Plus Program (DCA Plus Program)

Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.

NOTE:	If you elect the Premium Payment Credit Rider, you may not participate in the DCA Plus program.

DCA Plus Premium Payments

You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.

DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.

Selecting a DCA Plus Account

DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).

DCA Plus Transfers

Transfers are made from DCA Plus accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.

Unscheduled DCA Plus Transfers. You may make unscheduled transfers from DCA Plus accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders. You may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

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4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) – APPLICATIONS SIGNED BEFORE AUGUST 1, 2013

These versions of PIB 3 Rider and PIB 10 Rider are no longer available for applications signed August 1, 2013 and later (or when the most recent versions are approved in your state).

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.

Between July 23, 2012 and August 1, 2013, we made available two optional GMWB riders, the Principal Income Builder 3 rider and the Principal Income Builder 10 rider.

Prior to July 23, 2012, we made available other GMWB riders. However, no Contract may have more than one GMWB rider. For a description of GMWB 1 Rider -- Investment Protector Plus, see APPENDIX G. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see APPENDIX F. For a description of GMWB 2-SL/JL Rider – Investment Protector Plus 2, see Appendix E.

You may elect a GMWB rider only when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.

GMWB Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.

The GMWB rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

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GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value and premium payments to one or more of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•	Diversified Growth Account; or

•	Diversified Balanced Account; or

•	Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.

Please see APPENDIX B for information regarding GMWB investment options.

Overview of Principal Income Builder 3

This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.

Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.

Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.

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Principal Income Builder 3 Terms

We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•	GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•	Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year

•	Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.

Principal Income Builder 3 - Withdrawal Benefit Base

The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.

The initial withdrawal benefit base is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:

1. is the accumulated value on the Contract anniversary.

2. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.

Principal Income Builder 3 - Withdrawal Benefit Payment

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

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“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.

To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-64	4.75%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

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“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-64	4.25%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Principal Income Builder 3 - Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 3 Rider.

2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then:

a. You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. You may remove a joint owner or primary beneficiary as a covered life.

c. The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a. You may remove a joint owner as a covered life.

b. You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

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c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a. You may remove a joint owner or primary beneficiary as a covered life.

b. You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5. If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Principal Income Builder 3 - Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 3 - GMWB Bonus below.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value.

If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX C.

Principal Income Builder 3 - Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments are excess withdrawals. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.

All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

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If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	Your Contract may not have the Enhanced Death Benefit Rider;

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

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Principal Income Builder 3 - GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of:

•	The 3rd Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.

Principal Income Builder 3 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.

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Principal Income Builder 3 - Effect of Reaching the Maximum Annuitization Date

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment option:

•	Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.

Please see Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•
the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

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Principal Income Builder 3 - Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract*.

All other primary beneficiaries will receive the death benefit under the contract.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

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If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 3 Rider for details regarding election of the For Life withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

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Principal Income Builder 3 - Termination and Reinstatement

You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The For Life withdrawal benefit base is zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 3 Rider or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Principal Income Builder 3 - Spousal Continuation

This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

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If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

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Principal Income Builder 3 - Effect of Divorce

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 – Excess Withdrawals.
Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 0.95%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits
•     “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.

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Overview of Principal Income Builder 10 (Applications signed before August 1, 2013)

This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the new version is approved in your state).
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

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Principal Income Builder 10 - Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).

Principal Income Builder 10 - Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:

•	The rider effective date and

•	Each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the accumulated value on the Contract anniversary.

2. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

*
NOTE:    The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.

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Principal Income Builder 10 - Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:

•	The rider effective date,

•	When a premium payment is made,

•	When a GMWB Step-Up is applied, and

•	When a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:

•	increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Principal Income Builder 10 - Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

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“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.

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Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Principal Income Builder 10 - Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1. Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 10 Rider.
2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then:
a. You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b. You may remove a joint owner or primary beneficiary as a covered life.
c. The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a. You may remove a joint owner as a covered life.
b. You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a. You may remove a joint owner or primary beneficiary as a covered life.
b. You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5. If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

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Principal Income Builder 10 - Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 10 - GMWB Bonus below.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX D.

Principal Income Builder 10 - Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

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Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	Your Contract may not have the Enhanced Death Benefit Rider;

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

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Principal Income Builder 10 - GMWB Bonus

Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%

The GMWB Bonus is no longer available after the earlier of:

•	The 10th Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

Principal Income Builder 10 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.

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On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge;

3.	You have not fully annuitized the Contract; and

4.	The remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in Principal Income Builder 10 - Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

•
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

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Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you must elect either:

•	The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals); or

•	The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals).

If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either:

•	The “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	The “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

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Principal Income Builder 10 - Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

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NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

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If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 10 Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Principal Income Builder 10 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 10 Rider or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

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Principal Income Builder 10 - Spousal Continuation

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

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If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

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Principal Income Builder 10 - Effect of Divorce
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.
Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.
Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.10%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

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GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Years 1-10 — 5.00% of premium payments
•    Years 11+ — 0.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

5. PREMIUM PAYMENT CREDIT RIDER
The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 2. CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.
If you elect this rider, the following provisions apply to the Contract:

•
We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).

•	No credit(s) are applied for premium payments made after the first contract year.

•	For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.

•	The premium payment credit is allocated among the investment options according to your then current premium payment allocations.

•
We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•
The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).

•	Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	Credits are considered earnings under the Contract, not premium payments.

•	All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see 2. CHARGES AND DEDUCTIONS).

•	The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.

•	The DCA Plus program is not available to you if you elect this rider.
If you elect the Premium Payment Credit Rider, your unit values will be lower than if you did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$41,179.69
After the one time adjustment	26.659024	1,544.6811189	$41,179.69

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You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:

•	this rider increases the amount and duration of the surrender charges, see 2. CHARGES AND DEDUCTIONS;

•
we recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•	partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and

•	the higher Separate Account charges reduce investment performance.
The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 2. CHARGES AND DEDUCTIONS). We expect to make a profit from these charges.
The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:

•	a $25,000 initial premium payment and no additional premium payments;

•	the deduction of maximum Separate Account annual expenses:
•Contracts with the Premium Payment Credit Rider:
•2.00% annually for the first eight contract years
•1.40% annually after the first eight contract years
•Contracts without the Premium Payment Credit Rider:
•1.40% annually for all contract years.

•	the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2013 ;

•	0%, 5% and 10% annual rates of return before charges; and

•	payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$23,084.81	$23,625.65	$24,259.81	$24,833.15	$25,434.81	$26,087.67
2	$22,532.53	$22,922.21	$24,886.17	$25,326.53	$27,443.95	$28,086.08
3	$21,992.87	$22,453.61	$25,529.54	$26,109.06	$29,676.95	$30,476.69
4	$21,667.31	$21,990.30	$26,452.53	$26,918.26	$32,332.23	$33,019.59
5	$21,342.83	$21,532.33	$27,424.63	$27,739.28	$35,173.07	$35,725.63
6	$21,019.54	$21,079.75	$28,416.33	$28,572.38	$38,213.80	$38,606.42
7	$20,697.53	$20,632.60	$29,428.18	$29,447.82	$41,469.83	$41,674.39
8	$20,557.46	$20,190.92	$30,740.71	$30,336.48	$45,207.77	$44,942.85
9	$20,057.71	$19,876.81	$31,575.29	$31,423.66	$48,695.51	$48,698.73
10	$19,569.38	$19,564.12	$32,432.54	$32,533.58	$52,452.33	$52,725.09
15	$17,290.08	$17,285.39	$37,080.77	$37,196.29	$76,057.88	$76,453.39
20	$15,259.56	$15,255.39	$42,395.18	$42,527.26	$110,286.82	$110,860.32
The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 2. CHARGES AND DEDUCTIONS). If you surrender your Contract with the Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.

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6. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a division within six months; or

•	following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers

You may make unscheduled division transfers from one division to another division or to the Fixed Account.

•	Transfers are not permitted into DCA Plus accounts.

•	Transfer values are calculated using the price next determined after we receive your request.

•
We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Transfers are not permitted into DCA Plus accounts.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.

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Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see Section 2. CHARGES AND DEDUCTIONS).

You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.

Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:

•	transfer an amount not to exceed 25% of your Fixed Account value; or

•	transfer up to 100% of your Fixed Account value if:
•your Fixed Account value is less than $1,000; or
•a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.

Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:

•	You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.

•
Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.

•	The minimum transfer amount is $100.

•	If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.

•	If you stop the transfers, you may not start transfers again without our prior approval.

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Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available for values in the Fixed Account or the DCA Plus accounts.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).

•	You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Value division and 50% in the Bond & Mortgage Securities division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value division, with the remaining 40% in the Bond & Mortgage Securities division. By rebalancing, units from the LargeCap Value division are redeemed and applied to the Bond & Mortgage Securities division so that 50% of the Separate Account division value is once again in each division.

Surrenders

You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).

Total Surrender

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

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Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

7. THE ANNUITIZATION PERIOD
Annuitization Date

You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (the later of age 85 or ten years after Contract issue; state variations may apply) found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

Full Annuitization

Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 10. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.

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Partial Annuitization

If your Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization endorsement, you have the right to partially annuitize a portion of your accumulated value. If your Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization endorsement, partial annuitization is not available and all references to “partial annuitization” within this prospectus do not apply to your Contract. A full list of states in which partial annuitization is available may be obtained from your registered representative or by calling us at 1-800-852-4450.

After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.

If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.

The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.

You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.

Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.

The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected; and

•	age and gender of the annuitant (unless fixed income option is selected).

The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.

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If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.

The available annuity benefit payment options for both full and partial annuitizations include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

Tax Considerations Regarding Annuity Benefit Payment Options

If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 10. FEDERAL TAX MATTERS).

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8. Death Benefit

This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.

The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.

Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

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Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.

Death of Annuitant (During the Annuitization Period)

If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

Standard Death Benefit Formula

The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

Enhanced Death Benefit

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (Contracts with the Enhanced Death Benefit Rider), see APPENDIX H for more information.
Payment of Death Benefit

The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

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The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.

9. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.

If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.

In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.

You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

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An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.

The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.

If your Contract has a GMWB rider, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Change of Owner or Annuitant

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.

You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.

If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.

If your Contract has a GMWB rider, any ownership change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Beneficiary

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

If your Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have the GMWB rider. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.

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Reinstatement

Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.

If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•
if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract ;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the reinstatement amounts; and

•	new data pages are sent to your address of record.

If you have any of the optional riders, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.

If you have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.

Reports

We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information About Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.

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Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

Distribution of the Contract

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. Princor currently receives 12b-1 fees for the Diversified Balance Account, Diversified Growth Account and Diversified Income Account.

Princor is an affiliate of the Company. Both Princor and the Company are subsidiaries of Principal Financial Services, Inc.

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Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.

Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

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10. FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Taxation of Non-Qualified Contracts

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments:

•	The “investment in the Contract” is generally the total of the premium payments made.

•
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•	After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or

•
as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

•	If you take a distribution from the Contract before you are 59½, you may incur an income tax penalty.

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Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

Medicare Tax Change for 2013

Beginning in 2013, the Medicare tax will rise from 2.9% to 3.8% on unearned income for higher tax bracket individuals.

As part of the Health Care and Reconciliation Act of 2010, the new tax increase will apply to individuals with an Adjustable Gross Income over $200,000 (single filers) or $250,000 for married couples filing jointly. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained by normal trade of business.

Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate.

Taxation of Qualified Contracts

Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

Premature Distributions: There is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;

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•	made to pay certain medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions (up to $100,000);

•	for qualified reservist distributions;

•	for amounts levied by the IRS directly against your IRA;

•	for earnings associated with refunds of excess IRA contributions paid prior to your tax filing deadline;

•	for Roth IRA conversions (assuming the conversion remains in the Roth IRA for 5 years); or

•	for transfer of IRA incident to divorce.

For more information regarding premature distributions, please reference IRS Publication 590 and consult your tax advisor.

Rollover IRAs

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please see your tax advisor.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.

When considering all the IRA accounts you own in the aggregate, you may be limited to executing just one IRA-to-IRA indirect rollover per twelve month period. For more information, please see your tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs.

NOTE: Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Required Minimum Distribution (RMD) Program for GMWB Riders.

Failure to comply with the RMD rules can result in an excise tax penalty.

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Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

11. GENERAL INFORMATION ABOUT THE COMPANY

Corporate Organization and Operation

Principal Life Insurance Company

Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

Principal Life Insurance Company Separate Account B

The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.

Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

The Underlying Mutual Funds

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.

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We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.

Deletion or Substitution of Separate Account Divisions

We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).

If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.

If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).

We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

Legal Opinions

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.

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Legal Proceedings

There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; any subsidiary of the Company; principal underwriter; or depositor.

Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Householding

To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.

The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.

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Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

Mutual Fund Diversification

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

State Regulation

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.

Financial Statements

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

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12. TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small Cap Growth Division (no longer available to new investors with an application signature dated on or after 02/01/2013)

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small Cap Growth Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division

Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division (no longer available to new investors with an application signature date on or after 05/18/2013)

Invests in:	American Century VP Capital Appreciation Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

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American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

Delaware Small Cap Value Division

Invests in:	Delaware VIP Small Cap Value Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division

Invests in:	DWS Small Mid Cap Value VIP – Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund ® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

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Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm) Index (S&P 500®).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Small Cap Value Securities Division (division name will change to Franklin Small Cap Value VIP Division effective 05/17/2014)

Invests in:	Franklin Templeton VIP Trust – Franklin Small Cap Value Securities Fund – Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

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Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

Goldman Sachs VIT Structured Small Cap Equity Division (division name will change to Goldman Sachs VIT Small Cap Equity Insights Division effective 05/17/2014)

Invests in:	Goldman Sachs VIT – Goldman Sachs Structured Small Cap Equity Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Value Opportunities Division

Invests in:	Invesco V.I. Van Kampen V.I. Value Opportunities Division Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

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MFS VIT New Discovery Division

Invests in:	MFS® VIT New Discovery Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Utilities Division

Invests in:	MFS VIT Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS VIT Value Division

Invests in:	MFS VIT Value Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Large Cap Value Division

Invests in:	Neuberger Berman AMT Large Cap Value Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Small Cap Growth Division (no longer available to new investors with an application signature dated on or after 05/18/2013)

Invests in:	Neuberger Berman AMT Small-Cap Growth Portfolio – S Class
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

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Neuberger Berman AMT Socially Responsive Division

Invests in:	Neuberger Berman AMT Socially Responsive Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio – Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

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Diversified Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

Diversified Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Income Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

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Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Investments, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature dated on or after 08/16/2013)

Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

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Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

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Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division

Invests in:	Principal Variable Contracts Funds SmallCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II – Class 1
Investment Advisor:	Emerald Advisers, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I – Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

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SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios –Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

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SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Strategic Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

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Van Eck VIP Global Hard Assets Division

Invests in:	Van Eck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

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13. REGISTRATION STATEMENT

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration numbers for the Contract are 333-116220 and 811-02091.

14. TABLE OF CONTENTS OF THE SAI

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	4
TAXATION UNDER CERTAIN RETIREMENT PLANS	11
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	15
Financial Statements	16
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	145
Financial Statements	146

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

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APPENDIX A ‑ PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer was made available effective January 4, 2010. Original owners of an eligible Principal variable annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•	Your old contract is not subject to any surrender charges; and

•	Available in your state.

Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider. To qualify for a GMWB rider, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required exchange offer forms.

•	The Premium Payment Credit Rider is not available on the new contract.

•
If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your Contract investment options to the more limited GMWB investment options (review this prospectus in its entirety for full details).

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.

•	Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.

•	The exchange offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix A – Principal Variable Annuity Exchange Offer     99

Summary Comparison* of Principal Variable Annuity and
Investment Plus Variable Annuity with GMWB Rider

FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013

To participate in the exchange offer you must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. Features	Principal Variable Annuity	Investment Plus Variable Annuity
GMWB Rider(s)	Not available	Principal Income Builder 3 Principal Income Builder 10
GMWB investment options	Not applicable	Diversified Balanced Account Diversified Growth Account Diversified Income Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	1 year - Fixed Account 6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1

B. Annuitization	Principal Variable Annuity	Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

Appendix A – Principal Variable Annuity Exchange Offer     100

C. Death Benefit	Principal Variable Annuity	Investment Plus Variable Annuity
Base Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders, the death benefit is reduced proportionately for each withdrawal.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge**	1.25%	Same
Administration Charge** (on an annual basis)	Maximum: 0.15% Current: 0.05%	Maximum: 0.15% Current: 0.15%
Available Underlying Mutual Fund Expenses****	Maximum Annual: 1.40% Minimum Annual: 0.26%	Maximum Annual: 2.24% Minimum Annual: 0.26%
Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Principal Income Builder 10 Rider Charge - Taken as % of average quarterly Investment Back withdrawal benefit base.
	Not available Not available	Maximum Annual: 1.65% Current Annual: 0.95% Maximum Annual: 2.00% Current Annual: 1.10%

Appendix A – Principal Variable Annuity Exchange Offer     101

E. Transaction Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

*	Does not reflect state variations.

**	Charges taken daily as a percentage of the average daily Separate Account division value.

***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.

Charges and Expenses

The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.

Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) not available under the old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.

You may add only one GMWB rider to your Contract. You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you purchase the new contract.

Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.

Appendix A – Principal Variable Annuity Exchange Offer     102

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.

Principal Income Builder 3
The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.

The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

The Principal Income Builder 3 rider allows your beneficiary(ies) to choose a death benefit under the Contract.

Principal Income Builder 10
The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.

The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

The Principal Income Builder 10 rider also allows your beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider.
Please review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See 10. FEDERAL TAX MATTERS section of this prospectus.

Appendix A – Principal Variable Annuity Exchange Offer     103

APPENDIX A-2 ‑ INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
This GMWB Exchange Offer is available January 20, 2014. Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:

•	The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and

•	Your old contract is not subject to any surrender charges; and

•	The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider (currently being marketed by us). To qualify for a GMWB rider, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required GMWB Exchange Offer forms.

•	The Premium Payment Credit Rider is not available on the new contract.

•
If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your Contract investment options to the more limited GMWB investment options (review the new contract prospectus in its entirety for full details).

•	Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	Upon issuing you a new contract, your old contract will terminate.

•	The GMWB Exchange Offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify the GMWB Exchange Offer commencement date and to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.

If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future and want to benefit from the GMWB Bonus feature

•	Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider

•	Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     104

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future and want to benefit from the GMWB Bonus feature

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     105

Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Principal Income Builder 3 Principal Income Builder 10
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)	Principal Income Builder 3: • For Life (“Single Life” or “Joint Life”) Principal Income Builder 10: • Investment Back • For Life (“Single Life” or “Joint Life”)
Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Principal Income Builder 3:
• “Single Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.50% and
    capping at a maximum of
    6.50% of the For Life
    withdrawal benefit base
• “Joint Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.00% and
    capping at a maximum of
    6.00% of the For Life
    withdrawal benefit base

Principal Income Builder 10:
• Investment Back -
    7.00% of the Investment
    Back withdrawal benefit
    base
• “Single Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.50% and
    capping at a maximum of
    6.50% of the For Life
    withdrawal benefit base
• “Joint Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.00% and
    capping at a maximum of
    6.00% of the For Life
    withdrawal benefit base

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     106

GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

Note: If GMWB was not elected, there are no investment restrictions.
• Diversified Balanced Account • Diversified Growth Account • Diversified Income Account • Diversified Balanced Managed Volatility Account • Diversified Growth Managed Volatility Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account** 12 month - DCA Plus account**	Same
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

If no withdrawals are taken, a GMWB bonus is applied to the benefit base(s) on each Contract anniversary as shown below:
Principal Income Builder 3:
• Year 1 - 7.00% of
    premium payments
• Year 2 - 6.00% of
    premium payments
• Year 3 - 5.00% of
    premium payments
• Years 4+ - 0.00% of
    premium payments

Principal Income Builder 10:
• Years 1-10 - 5.00% of
    premium payments
• Years 11+ - 0.00% of
    premium payments

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     107

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary.  Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.

• Automatic annual GMWB
   Step-Up available until the
   later of (a) the Contract
   anniversary prior to age 80 or
   (b) 10 years after the rider
    effective date.

For only Principal Income Builder 10:
• A remaining withdrawal
   benefit base under a
   withdrawal option is not
   eligible for a GMWB Step-Up
   after the remaining
   withdrawal benefit base
   reduces to zero, even if
   additional premium payments
   are made.

Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/contract year	1	1

B. Annuitization	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	Same
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

C. Death Benefit	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.
See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     108

D. Fees and Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge***	1.25%	Same
Administration Charge*** (on an annual basis)	Maximum: 0.15% Current: 0.15%	Same
Available Underlying Mutual Fund Expenses****	Maximum Annual: 2.24% Minimum Annual: 0.26%	Maximum Annual: 0.66% Minimum Annual: 0.55%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.
Maximum Annual: 0.85%
Current Annual: 0.80%
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
Not applicable
Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Principal Income Builder 10 Rider Charge - Taken as % of average quarterly Investment Back withdrawal benefit base.
	Not applicable Not applicable	Maximum Annual: 1.65% Current Annual: 1.05% Maximum Annual: 2.00% Current Annual: 1.20%

E. Transaction Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same

*	Does not reflect state variations.

**	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

***	Charges taken daily as a percentage of the average daily Separate Account division value

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     109

Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
You may add only one GMWB rider to your Contract. You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you purchase the new contract.
Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Principal Income Builder 3
The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 3 rider provides your beneficiary(ies) with the GMWB Death Benefit.
Principal Income Builder 10
The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 10 rider also allows your beneficiary(ies) to choose the GMWB Death Benefit or any remaining Investment Back withdrawal benefit payments available under the rider.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your needs.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     110

Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 10. FEDERAL TAX MATTERS section of the new contract prospectus.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer     111

APPENDIX B — GMWB INVESTMENT OPTIONS

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value and premium payments to one or more of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•	Diversified Growth Account;

•	Diversified Balanced Account; or

•	Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

NOTE:	If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.

Transfers Between GMWB Investment Options

You may transfer 100% of your Separate Account division value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).

If your Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option. You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

Appendix B – GMWB Investment Options         112

GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation ("PMC"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.

Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)

•	GMWB Self-Build Model A;

•	GMWB Self-Build Model B;

•	GMWB Self-Build Model C;

•	GMWB Self-Build Model D;

•	Principal LifeTime 2010 Account;

•	Principal LifeTime 2020 Account;

•	Principal LifeTime 2030 Account;*

•	Principal LifeTime Strategic Income Account;

•	Strategic Asset Management Balanced Portfolio;

•	Strategic Asset Management Conservative Balanced Portfolio; or

•	Strategic Asset Management Flexible Income Portfolio.

*	Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.

For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS and (4) transfers under your Contract, see 6. TRANSFERS AND SURRENDERS and 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

GMWB Self-Build Models

GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.

Each of the GMWB Self-Build Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%

Appendix B – GMWB Investment Options         113

If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division value.

You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (see 6. TRANSFERS AND SURRENDERS and 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). We currently do not charge a fee for a transfer. If we start charging a fee in the future, we will not impose such fee on the quarterly Automatic Portfolio Rebalancing.

You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.

In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial representative.

GMWB Select Models

GMWB Select Models are not available for Contracts issued on or after November 21, 2008.

Each of the GMWB Select Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%

If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division value each calendar year to match the allocation percentages of your chosen GMWB Select Model.

Appendix B – GMWB Investment Options         114

APPENDIX C – Principal Income Builder 3 Examples

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals

Examples 1-5 assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the spouse attaining age 65.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0475 = $5,082.50.

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.

•	the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0475 = $7,623.75.

Appendix C – Principal Income Builder 3 Examples         115

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($100,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0425 = $4,250).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0475 = $5,082.50.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0425 = $4,547.50.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.25%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0425 = $4,547.50)

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$100,000 x 0.0475 = $4,750
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$110,000 x 0.0475 = $5,225

Appendix C – Principal Income Builder 3 Examples         116

Examples 6 assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.

•	“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0550 = $5,885.00.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0400 = $4,280.00.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).
The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0400 = $4,280.00)

Examples With Excess Withdrawals

Examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.75%.

•	the initial premium payment is $100,000

•	the withdrawal benefit base prior to partial surrender = $100,000

•	“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750

•	Withdrawal taken = $8,000
•excess amount under the For Life withdrawal option is $3,250

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Appendix C – Principal Income Builder 3 Examples         117

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

For Life
The amount of the adjustment* is $3,812.32. The new For Life withdrawal benefit base is $100,000 - $3,812.32 = $96,187.68.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,250 (the amount of the excess withdrawal); and
b = $3,812.32 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,250);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,750); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,187.68 x 0.0475 = $4,568.91.

Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

For Life
The amount of the adjustment* is $3,250 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,250 = $96,750.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,250 (the amount of the excess withdrawal); and
b = $3,087.89 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,250);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,750); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix C – Principal Income Builder 3 Examples         118

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,750 x 0.0475 = $4,595.62

Appendix C – Principal Income Builder 3 Examples         119

APPENDIX D – Principal Income Builder 10 Examples

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals

Examples 1-5 (without excess withdrawals) assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the owner attaining age 70.

•	“Joint Life” For Life (4.50%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base(but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.

Appendix D – Principal Income Builder 10 Examples         120

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0450 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.

Appendix D – Principal Income Builder 10 Examples         121

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0450 = $4,725.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.50%.

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($95,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($95,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0450 = $4,725).

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000

Appendix D – Principal Income Builder 10 Examples         122

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Example 6 (without excess withdrawals) assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.

•	“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.0550 = $5,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0550 = $5,775.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0400 = $4,200.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.

Appendix D – Principal Income Builder 10 Examples         123

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($96,000); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($96,000); and
the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0400 = $4,200).

Examples With Excess Withdrawals

Excess withdrawal examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples         124

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix D – Principal Income Builder 10 Examples         125

For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix D – Principal Income Builder 10 Examples         126

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples         127

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850

Appendix D – Principal Income Builder 10 Examples         128

APPENDIX E – GMWB 2- SL/JL (NO LONGER AVAILABLE FOR SALE)

Appendix E is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).

For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. If your rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     129

Overview of GMWB 2-SL/JL

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

Additional death benefit. This rider also allows your eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

GMWB 2-SL/JL Rider Restrictions/Limitations

Once elected, this rider may not be terminated for five contract years following the rider effective date.

This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.

There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     130

Factors To Consider Before You Buy The GMWB 2-SL/JL Rider

This rider may be appropriate if you:

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

This rider generally will not be appropriate if you:

•	Do not intend to take any withdrawals from your Contract.

•	Intend to allocate a significant portion of your Contract accumulated value to the Fixed or DCA Accounts.

•	Have an aggressive growth investment objective.

•
Anticipate you will take withdrawals prior to the oldest owner’s age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

Before you purchase this rider, you should carefully consider the following:

•	The features of this rider may not be purchased separately. As a result, you may pay for rider features that you never use.

•
Although this rider is designed to permit you to recover at least your premium payments, if you take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.

•	The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your future income needs.

•	The rider is not a guarantee that you will receive any return on your premium payments.

•	The rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.

•	The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•
This rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect this rider.

•	Once elected, you may not terminate this rider until the fifth Contract anniversary following the rider effective date.

You should review the terms of this rider carefully and work with your registered representative to decide if this rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.

GMWB 2-SL/JL Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     131

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account Division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•	Diversified Growth Account; or

•	Diversified Balanced Account; or

•	Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
Please see APPENDIX B for information regarding transfers between GMWB Investment options, GMWB Investment options Underlying Funds, and Discontinued GMWB Investment options.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     132

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date and

•	each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     133

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date,

•	when a premium payment is made,

•	when any applicable GMWB Bonus is credited,

•	when a GMWB Step-Up is applied, and

•	when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the

a.	owner if there is only one owner;

b.	annuitant if the owner is not a natural person;

c.	youngest joint owner if there are joint owners; or

d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     134

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.

To be eligible for “Joint Life” the covered lives must be

a.	the owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	the joint owners, provided the joint owners are each other’s spouse.

NOTE:
Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     135

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.
Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation.

2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation, then

a. you may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. you may remove a joint owner or primary beneficiary as a covered life.

c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then

a. you may remove a joint owner as a covered life.

b. you may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then

a. you may remove a joint owner or primary beneficiary as a covered life.

b. you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     136

5. If you have previously elected to continue this rider as provided in Spousal Continuation, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     137

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution (RMD) Program for GMWB Riders)

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     138

take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•	The third Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:
The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF EXPENSE INFORMATION section.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     139

The GMWB Step-Up operates as follows:

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge; and

3.	you have not fully annuitized the Contract.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge;

3.	you have not fully annuitized the Contract; and

4.	the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL/JL Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     140

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Effect of the Contract Accumulated Value Reaching Zero Under the Rider

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you must elect either

•	the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or

•	the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•	the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     141

GMWB 2-SL/JL Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8.DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     142

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     143

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     144

Spousal Continuation of the Rider
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	there has not been a previous spousal continuation of the Contract and this rider; and

3.	your spouse is either
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     145

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     146

Effect of Divorce on the Rider
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.
Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     147

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)
•    Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.
•    Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.
•    Current annual charge for rider applications signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary (for more details see 2. CHARGES AND DEDUCTIONS)  is 0.75%.
•    Current annual charge for rider applications signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary (for more details see 2. CHARGES AND DEDUCTIONS) is 0.95%.
•    Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     148

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

EXAMPLES

These examples have been provided to assist you in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:

•	the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•	“Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     149

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the client makes a premium payment of $50,000.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•	the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     150

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($107,000);
•the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($107,000);

•	the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($107,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($102,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($107,000);

•	the For Life remaining withdrawal benefit base remains the same ($102,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     151

Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:

•
the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     152

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     153

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     154

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     155

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     156

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)     157

APPENDIX F — GMWB 2-SL (NO LONGER AVAILABLE FOR SALE)

GMWB 2-SL Rider – Investment Protector Plus 2

Appendix F is only applicable to Contract owners who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your state).

For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we increase the rider charge, you will be notified in advance. When there is a rider charge increase, you have the following options before the effective date of the change:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each Contract anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

We use certain defined terms in our description of the riders. For your convenience, we have included definitions of those terms in the GMWB Terms.

GMWB Overview

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     158

For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option (based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50% depending on the age at first withdrawal.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.
Maximum annual rider charge. This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).
Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB Terms

We use the following definitions to describe the features of a GMWB rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     159

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in APPENDIX B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your registered representative to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date and

•	each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     160

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date,

•	when a premium payment is made,

•	when any applicable GMWB Bonus is credited, and

•	when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.

Under this rider, For Life withdrawal benefit payments are “Single Life”. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the

a.	owner if there is only one owner;

b.	annuitant if the owner is not a natural person;

c.	youngest joint owner if there are joint owners; or

d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.

“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     161

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Covered Life Change

Any ownership change (annuitant change if the owner is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner due to a spousal continuation of the rider.

Effect of Withdrawals

The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     162

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. See Required Minimum Distribution (RMD) Program for GMWB Riders.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     163

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•	The third Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:
The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     164

The GMWB Step-Up operates as follows.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	the Contract anniversary occurs before the later of

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	ten years after the rider effective date;

2.	you have not declined any increases in the rider charge; and

3.	you have not fully annuitized the Contract.

Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you did not previously opt out of the GMWB Step-Up feature. If your spouse elects the special GMWB Step-Up, we will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your surviving spouse will be charged the then current rider charge. If your surviving spouse continues your Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     165

Effect of the Contract Accumulated Value Reaching Zero under the Rider

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.

•	If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described below.

GMWB 2-SL Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     166

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8. Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     167

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*
Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider , above, for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     168

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur of

•	the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	the date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the GMWB 2-SL Rider.

•	the date your surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the GMWB 2-SL Rider

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	the Contract and this rider have not been previously continued; and

3.	your Spouse is either

a.	your primary beneficiary, if you were the sole owner; or

b.	the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     169

GMWB 2- SL Rider Summary

Name of Rider	GMWB 2 – SL (Single Life)
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 -SL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•    Maximum annual charge is 1.00%.
•    Current annual charge if you opt out of future GMWB Step-Ups after the Contract’s 2010 anniversary is 0.75%.
•    Current annual charge if you do not opt out of future GMWB Step-Ups after the Contract’s 2010 anniversary is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7% of the Investment Back withdrawal benefit base.
•    For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     170

EXAMPLES

These examples have been provided to assist you in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-3)
The examples without excess withdrawals assume the following:

•	the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

Example 1
In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•	For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:

•	no withdrawals are taken.

•	the client makes a premium payment of $50,000.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•	the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     171

Example 3
In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 4-5)
The excess withdrawal examples assume the following:

•	the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Appendix F – GMWB 2-SL (No Longer Available for Sale)     172

Example 4
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)     173

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*	The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)     174

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 5
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)     175

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*    The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*    The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix F – GMWB 2-SL (No Longer Available for Sale)     176

APPENDIX G — GMWB 1 (NO LONGER AVAILABLE FOR SALE)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix G is only applicable to Contract owners who purchased the GMWB 1 rider while it was available. The GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.
For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a GMWB Step-Up, you will be charged the then current rider charge.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Eligibility requirements for the GMWB 1 Rider are that the oldest owner (or oldest annuitant if the owner is not a natural person) must be younger than age 81.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.

Appendix G – GMWB 1 (No Longer Available for Sale)         177

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
GMWB 1 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial advisor to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Appendix G – GMWB 1 (No Longer Available for Sale)         178

Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•	the rider effective date; and

•	each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is

•	increased dollar-for-dollar by any additional premium payments made since the previous Contract anniversary and any GMWB Bonus credited since the previous Contract anniversary; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments
The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•	the rider effective date;

•	when a premium payment is made;

•	when any applicable GMWB Bonus is credited; and

•	when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•	increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Appendix G – GMWB 1 (No Longer Available for Sale)         179

Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, (RMD) Program for GMWB Riders.)

Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	your Contract may not have the Enhanced Death Benefit Rider;

•	the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	you have elected scheduled withdrawal payments.

Appendix G – GMWB 1 (No Longer Available for Sale)         180

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

On each of the first five Contract anniversaries following the rider effective date, we will credit a bonus of 5% of premium payments as of the Contract anniversary (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided that you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is no longer available after the earlier of

•	the fifth Contract anniversary following the rider effective date; or

•	the date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up
Beginning with the fifth Contract anniversary after the rider effective date, if your Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your Contract accumulated value on the most recent Contract anniversary.
To elect the GMWB Step-Up, you must notify us within 30 days after your fifth Contract anniversary following the rider effective date. If you do not elect to Step-Up at that time, you are eligible to take a GMWB Step-up election within the 30-day period following any subsequent Contract anniversary, based on the Contract accumulated value on that Contract anniversary. Once a GMWB Step-Up has occurred, you must wait five contract years to elect another Step-Up.
By electing a GMWB Step-Up, you agree to accept the then current rider charge. If you do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you agree to select from the then current GMWB investment options.

Appendix G – GMWB 1 (No Longer Available for Sale)         181

If your surviving spouse continues your Contract with this rider attached (see Spousal Continuation of the GMWB 1 Rider), your surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special GMWB Step-Up and then current rider charge will be applied on the next Contract anniversary and a new five-year Step-Up period will begin. If your surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.
If your rider has an effective date on or after June 15, 2008, it will provide that if your Investment Back remaining withdrawal benefit base reduces to zero, your rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you make subsequent premium payments.
Effect of the Contract Accumulated Value Reaching Zero Under the Rider
In the event that the Contract accumulated value reduces to zero, you must elect either

•	the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or

•	the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.

If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.

•	If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

Appendix G – GMWB 1 (No Longer Available for Sale)         182

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1. Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2. GMWB payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 1 Upon Death.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
GMWB 1 Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

Appendix G – GMWB 1 (No Longer Available for Sale)         183

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see 8. DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix G – GMWB 1 (No Longer Available for Sale)         184

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*	Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider, above, for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

Appendix G – GMWB 1 (No Longer Available for Sale)         185

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the GMWB 1 Rider

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;

2.	the Contract and this rider have not been previously continued; and

3.	your spouse is either

a.	your primary beneficiary, if you were the sole owner; or

b.	the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied.

Appendix G – GMWB 1 (No Longer Available for Sale)         186

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.

At any point in time we will terminate this rider upon the earliest to occur of

•	the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	the date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described above in Spousal Continuation of the GMWB 1 Rider.

•	the date your surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix G – GMWB 1 (No Longer Available for Sale)         187

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider	GMWB 1
Marketing Name	Investment Protector Plus Rider
Rider Issue Age	0 – 80
Rider Charge
•    Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after February 16, 2009.
•    Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16, 2009.
•    Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits	• Investment Back — 7% of the Investment Back withdrawal benefit base. • For Life — 5% of the For Life withdrawal benefit base
For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59 ½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this Rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Optional GMWB Step-Up that you may elect beginning with the 5th Contract anniversary. Once you have elected a GMWB Step-Up, you must wait at least 5 contract years to elect another GMWB Step-Up.
•    Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the Contract anniversary for the first 5 years.
Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.

EXAMPLES

These examples have been provided to assist you in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:

•	the client is age 62.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	For Life (5%) withdrawal benefit payment = $5,000.

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Example 1
In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2
In contract year one:

•	no withdrawals are taken.

•	the client makes a premium payment of $50,000.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and

•	the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3
In contract year one, the client takes a withdrawal of $5,000.

On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($100,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 = $5,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         189

Example 4
In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the client takes a withdrawal of $5,000.

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

In contract year three, no withdrawals are taken.

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

Appendix G – GMWB 1 (No Longer Available for Sale)         190

Example 5
In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:

•	the client is age 62

•	the initial premium payment is $100,000

•	the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to withdrawal = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	For Life (5%) withdrawal benefit payment = $5,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix G – GMWB 1 (No Longer Available for Sale)         191

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*	The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*	The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52

*	The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         192

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*	The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix G – GMWB 1 (No Longer Available for Sale)         193

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)         194

For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix G – GMWB 1 (No Longer Available for Sale)         195

APPENDIX H - ENHANCED DEATH BENEFIT RIDER (NO LONGER AVAILABLE FOR SALE)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.

The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.

The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.

The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

The Enhanced Death Benefit Rider provides you with the greater of the enhanced death benefit (described below) or the standard death benefit (see 8. DEATH BENEFIT).

Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary following the oldest owner’s 75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or c, where:
a = 1 minus 2 where:
1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and
2 = an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
b = (1 plus 2) minus 3 where:
1 = the highest accumulated value on any Contract anniversary since the rider effective date;
2 = any premium payments received since that Contract anniversary; and
3 = an adjustment for each partial surrender and each partial annuitization made since that Contract anniversary.
c = the standard death benefit (see 8. DEATH BENEFIT)

After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:
d = (1 plus 2) minus 3 where:
1 = the value from item a above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
e = (1 plus 2) minus 3 where:
1 = the value from item b above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
f = the standard death benefit.

The adjustment for each partial surrender or partial annuitization is (1 divided by 2) multiplied by 3, where:
1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;
2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and
3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.

NOTE:
For Contracts issued in New York and Washington — under this rider, if the original owner dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     196

When available, this rider can only be elected at the time the Contract is issued. You may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.

This rider terminates on the earliest of the following:

1. the date the Contract owner is changed; or

2. the death of the owner; or

3. the date the Contract terminates; or

4. after the Lock-In Date, the date the death benefit described in the Contract equals the enhanced death benefit under this rider; or

5. the date We receive your request to cancel it in our office.

EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT

For all examples, assume

Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner's age on issue date is 69 years

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/ 2009) (prior to the lock-in date)

Assume the following:

Accumulated value (AV) = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit is the greatest of a, b, and c below.

a.
$121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)

b.
$105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)

c.	Standard death benefit = $105,000 where the standard death benefit is the greater of

i.	$105,000 = AV

ii.
$100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     197

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0

c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.	$156,000 = AV

ii.	$150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010) (and prior to the lock-in date)

Assume the following:

AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 74

The enhanced death benefit is the greatest of a, b, and c below.

a. $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b. $159,000 = $159,000 + $0 - $0

c. Standard death benefit = $159,000 where the standard death benefit is the greater of

i. $159,000 = AV

ii. $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     198

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of owner = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a. $172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74

b. $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c. Standard death benefit = $145,000 where the standard death benefit is the greater of

i.	$145,000 = AV

ii. $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] = $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/ 2012)(and lock-in date)

Assume the following:

AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a. $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b. $150,000 = $150,000 + $0 - $0

c. Standard death benefit = $150,000 where the standard death benefit is the greater of

i.	$150,000 = AV

iii. $140,325.00 = $140,325.00 + $0 - $0

The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     199

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2012 - AFTER THE SIXTH CONTRACT ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000
06/30/2012 premium payment = $5,000
AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.     $182,040.60 = $177,040.60 + $5,000 - $0

b.     $155,000 = $150,000 + $5,000 - $0

c.     Standard death benefit = $155,000 where the standard death benefit is the greater of
i.     $155,000 = AV (after premium payment made)

ii.     $145,325 = $140,325 + $5,000 - $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/ 01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of owner = 76

Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.

a.    $182,040.60 = $182,040.60 + $0 - $0

b.    $155,000 = $155,000 + $0 - $0

c.    Standard death benefit = $160,000 where the standard death benefit is the greatest

i. $160,000 = AV on seventh Contract anniversary

ii. $145,325 = $145,325 + $0 - $0

iii. $160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]

The enhanced death benefit is $182,040.60.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     200

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

i. $185,000 = AV

ii. $141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

iii. $155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.     $161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.     $137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of

i.	$100,000 = accumulated value

ii.	$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62

iii.	$141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49
The enhanced death benefit is $161,140.64.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)     201

APPENDIX I - CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information.

The following table contains the unit value s for the Contract without the Premium Payment Credit Rider for the periods ended December 31.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2013	$18.519	$26.624	43.77%	174
2012	16.304	18.519	13.59	164
2011	15.804	16.304	3.16	170
2010	11.689	15.804	35.20	168
2009	8.349	11.689	40.00	122
2008	15.526	8.349	-46.23	109
2007	13.782	15.526	12.65	78
2006	12.608	13.782	9.31	53
2005(1)	11.857	12.608	6.33	18
AllianceBernstein Small/Mid Cap Value
2013(10)	10.000	11.367	13.67	57
American Century VP Inflation Protection
2013	14.248	12.870	-9.67	5,079
2012	13.436	14.248	6.05	4,968
2011	12.175	13.436	10.36	4,861
2010	11.730	12.175	3.79	5,503
2009	10.773	11.730	8.88	5,350
2008	11.087	10.773	-2.83	4,752
2007	10.250	11.087	8.17	5,125
2006	10.216	10.250	0.33	3,389
2005(1)	10.127	10.216	0.88	1,227
American Century VP Mid Cap Value
2013	13.014	16.685	28.21	120
2012	11.339	13.014	14.77	111
2011	11.579	11.339	-2.08	57
2010(2)	10.000	11.579	15.79	17
American Century VP Ultra
2013	12.606	17.035	35.13	2,594
2012	11.219	12.606	12.37	3,367
2011	11.263	11.219	-0.39	3,824
2010	9.847	11.263	14.38	3,933
2009	7.412	9.847	32.85	4,281
2008	12.863	7.412	-42.38	4,883
2007	10.779	12.863	19.33	3,530
2006	11.297	10.779	-4.59	2,714
2005(1)	10.962	11.297	3.06	911

Appendix I – Condensed Financial Information         202

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Vista
2013	$14.465	$18.584	28.48%	108
2012	12.670	14.465	14.17	112
2011	13.928	12.670	-9.03	117
2010	11.385	13.928	22.34	145
2009	9.413	11.385	20.95	123
2008	18.553	9.413	-49.26	125
2007	13.441	18.553	38.03	87
2006	12.485	13.441	7.66	39
2005(1)	11.980	12.485	-4.22	71
Delaware VIP Small Cap Value
2013(10)	10.000	11.393	13.93	14
Dreyfus Technology Growth
2013	16.406	21.453	30.76	170
2012	14.402	16.406	13.91	159
2011	15.859	14.402	-9.19	146
2010	12.385	15.859	28.05	202
2009	7.984	12.385	55.12	153
2008	13.760	7.984	-41.98	60
2007	12.176	13.760	13.01	38
2006	11.851	12.176	2.75	25
2005(1)	10.954	11.851	8.19	10
DWS Small Mid Cap Value
2013(10)	10.000	11.383	13.83	8
Fidelity VIP Contrafund®
2013	16.076	20.778	29.25	2,258
2012	14.017	16.076	14.69	2,514
2011	14.599	14.017	-3.99	2,728
2010	12.643	14.599	15.47	2,671
2009	9.450	12.643	33.79	2,635
2008	16.698	9.450	-43.41	2,410
2007	14.415	16.698	15.84	2,031
2006	13.098	14.415	10.05	1,240
2005(1)	11.562	13.098	13.29	427
Fidelity VIP Equity-Income
2013	13.181	16.629	26.16	549
2012	11.403	13.181	15.59	547
2011	11.471	11.403	-0.60	558
2010	10.107	11.471	13.49	558
2009	7.879	10.107	28.28	557
2008	13.952	7.879	-43.53	572
2007	13.951	13.952	0.01	686
2006	11.779	13.951	18.44	347
2005(1)	11.373	11.779	3.57	94

Appendix I – Condensed Financial Information         203

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Growth
2013	$13.520	$18.148	34.23%	336
2012	11.967	13.520	12.98	340
2011	12.122	11.967	-1.28	379
2010	9.909	12.122	22.33	467
2009	7.841	9.909	26.37	426
2008	15.069	7.841	-47.97	436
2007	12.048	15.069	25.07	376
2006	11.447	12.048	5.25	204
2005(1)	10.809	11.447	5.90	59
Fidelity VIP Mid Cap
2013	18.497	24.805	34.10	525
2012	16.350	18.497	13.13	484
2011	18.571	16.350	-11.96	507
2010	14.626	18.571	26.97	558
2009	10.597	14.626	38.02	396
2008	17.768	10.597	-40.36	357
2007	15.600	17.768	13.90	321
2006	14.053	15.600	11.01	198
2005(1)	12.492	14.053	12.50	36
Fidelity VIP Overseas
2013	13.836	17.787	28.56	2,015
2012	11.627	13.836	19.00	2,387
2011	14.233	11.627	-18.31	2,626
2010	12.761	14.233	11.53	2,507
2009	10.237	12.761	24.66	2,659
2008	18.498	10.237	-44.66	2,623
2007	16.003	18.498	15.59	2,013
2006	13.759	16.003	16.31	1,503
2005(1)	11.951	13.759	15.13	581
Franklin Small Cap Value VIP
2013	14.071	18.920	34.46	153
2012	12.036	14.071	16.91	121
2011	12.663	12.036	-4.95	123
2010(3)	10.000	12.663	26.63	27
Goldman Sachs VIT Mid Cap Value
2013	16.535	21.688	31.16	625
2012	14.134	16.535	16.99	686
2011	15.286	14.134	-7.54	788
2010	12.383	15.286	23.45	812
2009	9.417	12.383	31.50	911
2008	15.148	9.417	-37.83	981
2007	14.863	15.148	1.92	925
2006	12.956	14.863	14.72	550
2005(1)	11.892	12.956	8.95	162

Appendix I – Condensed Financial Information         204

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Goldman Sachs VIT Structured Small Cap Equity
2013	$13.003	$17.405	33.85%	315
2012	11.670	13.003	11.42	346
2011	11.738	11.670	-0.58	418
2010	9.134	11.738	28.50	395
2009	7.244	9.134	26.09	360
2008	11.118	7.244	-34.84	322
2007	13.481	11.118	-17.53	287
2006	12.159	13.481	10.87	189
2005(1)	11.502	12.159	5.71	‑
Invesco Van Kampen VI Value Opportunities f.k.a. Invesco V.I. Basic Value
2013	10.805	14.264	32.01	325
2012	9.296	10.805	16.23	352
2011	9.709	9.296	-4.26	389
2010	9.157	9.709	6.02	363
2009	6.265	9.157	46.16	310
2008	13.154	6.265	-55.69	91
2007	13.118	13.154	0.28	69
2006	11.733	13.118	11.80	49
2005(1)	11.307	11.733	3.77	5
Invesco V.I. International Growth
2013	9.543	11.220	17.57	720
2012	8.353	9.543	14.25	661
2011	9.046	8.353	-7.66	621
2010	8.115	9.046	11.47	446
2009	6.076	8.115	33.56	359
2008(4)	10.000	6.076	-39.24	14
Invesco V.I. SmallCap Equity
2013	16.790	22.780	35.68	242
2012	14.928	16.790	12.47	252
2011	15.226	14.928	-1.96	273
2010	11.994	15.226	26.95	219
2009	10.014	11.994	19.77	188
2008	14.762	10.014	-32.16	82
2007	14.212	14.762	3.87	50
2006	12.253	14.212	15.99	25
2005(1)	11.498	12.253	6.57	6
MFS Utilities
2013	17.174	20.377	18.65	358
2012	15.362	17.174	11.80	259
2011	14.604	15.362	5.19	178
2010	13.028	14.604	12.10	84
2009(5)	10.000	13.028	30.28	30

Appendix I – Condensed Financial Information         205

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MFS Value
2013	$15.009	$20.086	33.83%	184
2012	13.115	15.009	14.44	102
2011	13.342	13.115	-1.70	97
2010	12.147	13.342	9.84	100
2009(5)	10.000	12.147	21.47	32
MFS VIT New Discovery
2013(10)	10.000	11.835	18.35	21
Neuberger Berman AMT Large Cap Value f.k.a. Neuberger Berman AMT Partners
2013	13.647	17.662	29.42	247
2012	11.852	13.647	15.14	305
2011	13.538	11.852	-12.46	291
2010	11.852	13.538	14.23	288
2009	7.689	11.852	54.14	344
2008	16.356	7.689	-52.99	356
2007	15.148	16.356	7.97	327
2006	13.666	15.148	10.84	209
2005(1)	12.298	13.666	11.12	40
Neuberger Berman AMT Small Cap Growth
2013	10.329	14.867	43.93	182
2012	9.612	10.329	7.46	206
2011	9.836	9.612	-2.28	222
2010	8.327	9.836	18.13	223
2009	6.869	8.327	21.23	221
2008	11.492	6.869	-40.23	179
2007	11.578	11.492	-0.74	163
2006	11.138	11.578	3.95	104
2005(1)	10.677	11.138	4.32	35
Neuberger Berman AMT Socially Responsive
2013	14.296	19.415	35.81	315
2012	13.044	14.296	9.60	374
2011	13.628	13.044	-4.28	401
2010	11.232	13.628	21.33	373
2009	8.654	11.232	29.79	384
2008	14.471	8.654	-40.20	338
2007	13.617	14.471	6.27	265
2006	12.126	13.617	12.30	144
2005(1)	11.467	12.126	5.75	54
PIMCO VIT All Asset
2013	14.666	14.514	-1.04	292
2012	12.921	14.666	13.51	263
2011	12.832	12.921	0.69	170
2010	11.489	12.832	11.69	153
2009(5)	10.000	11.489	14.89	35

Appendix I – Condensed Financial Information         206

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT High Yield Portfolio
2013	$13.033	$13.602	4.37%	932
2012	11.544	13.033	12.90	852
2011	11.308	11.544	2.08	986
2010 (3)	10.000	11.308	13.08	488
PIMCO VIT Total Return
2013	12.615	12.206	-3.24	2,345
2012	11.655	12.615	8.23	3,113
2011	11.390	11.655	2.33	2,029
2010	10.667	11.390	6.78	1,309
2009(5)	10.000	10.667	6.67	353
T. Rowe Price Blue Chip Growth
2013	14.697	20.431	39.01	478
2012	12.622	14.697	16.44	487
2011	12.609	12.622	0.11	486
2010	11.007	12.609	14.56	453
2009	7.860	11.007	40.04	383
2008	13.879	7.860	-43.37	114
2007	12.494	13.879	11.09	87
2006	11.571	12.494	7.98	51
2005(1)	10.774	11.571	7.40	34
T. Rowe Price Health Sciences
2013	23.075	34.278	48.55	497
2012	17.837	23.075	29.37	395
2011	16.362	17.837	9.02	328
2010	14.368	16.362	13.88	303
2009	11.076	14.368	29.72	257
2008	15.836	11.076	-30.06	262
2007	13.623	15.836	16.24	181
2006	12.722	13.623	7.08	113
2005(1)	10.642	12.722	19.55	34
Van Eck Global Hard Assets
2013	14.024	15.267	8.86	362
2012	13.773	14.024	1.83	311
2011	16.741	13.773	-17.73	319
2010	13.174	16.741	27.08	190
2009(5)	10.000	13.174	31.74	60
Bond & Mortgage Securities
2013	23.396	22.892	-2.15	3,962
2012	22.029	23.396	6.20	4,098
2011	20.832	22.029	5.75	4,013
2010	18.892	20.832	10.27	4,398
2009	15.821	18.892	19.41	4,388
2008	19.317	15.821	-18.10	4,452
2007	18.916	19.317	2.12	4,627
2006	18.302	18.916	3.35	2,822
2005(1)	18.080	18.302	1.23	1,000

Appendix I – Condensed Financial Information         207

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Balanced
2013	$12.066	$13.452	11.49%	56,392
2012	11.137	12.066	8.34	43,622
2011	10.883	11.137	2.33	27,478
2010(3)	10.000	10.883	8.83	14,593
Diversified Balanced Managed Volatility
2013(11)	9.917	10.071	1.55	64
Diversified Growth
2013	12.281	14.299	16.43	140,583
2012	11.141	12.281	10.23	91,780
2011	11.031	11.141	1.00	62,385
2010(3)	10.000	11.031	10.31	27,443
Diversified Growth Managed Volatility
2013(11)	9.877	10.120	2.46	309
Diversified Income
2013	10.490	11.196	6.73	8,875
2012(9)	10.031	10.490	4.57	4,725
Diversified International
2013	24.244	28.421	17.23	1,643
2012	20.727	24.244	16.97	1,796
2011	23.552	20.727	-11.99	1,998
2010	20.974	23.552	12.29	2,035
2009	16.480	20.974	27.27	1,498
2008	31.029	16.480	-46.89	1,267
2007	27.066	31.029	14.64	1,077
2006	21.417	27.066	26.38	612
2005(1)	18.156	21.417	17.96	184
Equity Income
2013	10.699	13.442	25.64	14,254
2012	9.586	10.699	11.61	16,532
2011	9.206	9.586	4.13	18,577
2010	8.024	9.206	14.73	12,283
2009	6.770	8.024	18.52	13,024
2008	10.378	6.770	-34.77	12,992
2007(6)	10.000	10.378	3.78	11,013
Government & High Quality Bond
2013	11.945	11.668	-2.32	4,762
2012	11.640	11.945	2.62	5,088
2011	11.095	11.640	4.91	4,636
2010	10.614	11.095	4.53	5,005
2009	10.094	10.614	5.15	694
2008(7)	10.000	10.094	0.94	12

Appendix I – Condensed Financial Information         208

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
International Emerging Markets
2013	$35.580	$33.482	-5.90%	982
2012	29.825	35.580	19.29	945
2011	36.604	29.825	-18.52	952
2010	31.077	36.604	17.78	894
2009	18.554	31.077	67.49	878
2008	41.619	18.554	-55.42	756
2007	29.657	41.619	40.33	658
2006	21.709	29.657	36.61	368
2005(7)	17.761	21.709	22.23	131
LargeCap Blend II
2013	13.633	17.681	29.69	4,097
2012	11.984	13.633	13.76	4,994
2011	12.149	11.984	-1.36	5,817
2010	10.862	12.149	11.84	5,985
2009	8.482	10.862	28.06	6,533
2008	13.506	8.482	-37.20	6,947
2007	13.010	13.506	3.81	5,847
2006	11.374	13.010	14.38	3,901
2005(1)	10.969	11.374	3.69	1,448
LargeCap Growth
2013	20.177	26.666	32.16	429
2012	17.486	20.177	15.39	474
2011	18.488	17.486	-5.42	528
2010	15.814	18.488	16.91	549
2009	12.607	15.814	25.44	576
2008	22.461	12.607	-43.87	361
2007	18.462	22.461	21.66	236
2006	17.007	18.462	8.56	125
2005(1)	15.349	17.007	10.80	23
LargeCap Growth I
2013	38.054	51.131	34.36	273
2012	33.112	38.054	14.93	255
2011	33.638	33.112	-1.56	252
2010	28.478	33.638	18.12	246
2009	18.883	28.478	50.81	273
2008	32.193	18.883	-41.34	232
2007	30.042	32.193	7.16	194
2006	28.640	30.042	4.90	129
2005(1)	25.496	28.640	12.33	40

Appendix I – Condensed Financial Information         209

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap S&P 500 Index
2013	$11.040	$14.388	30.33%	2,290
2012	9.679	11.040	14.06	2,277
2011	9.634	9.679	0.47	2,574
2010	8.507	9.634	13.25	2,467
2009	6.820	8.507	24.74	2,416
2008	10.978	6.820	-37.88	1,888
2007	10.573	10.978	3.83	1,455
2006	9.263	10.573	14.14	891
2005(1)	8.972	9.263	3.24	350
LargeCap Value
2013	28.101	36.285	29.12	385
2012	23.997	28.101	17.10	418
2011	24.017	23.997	-0.08	434
2010	21.317	24.017	12.67	434
2009	18.560	21.317	14.85	428
2008	28.988	18.560	-35.97	362
2007	29.384	28.988	-1.35	390
2006	24.803	29.384	18.47	209
2005(1)	24.041	24.803	3.17	84
MidCap
2013	55.347	73.158	32.18	1,774
2012	46.923	55.347	17.95	1,963
2011	43.875	46.923	6.95	2,172
2010	35.797	43.875	22.57	2,193
2009	27.098	35.797	32.10	1,398
2008	41.530	27.098	-34.75	1,393
2007	38.425	41.530	8.08	1,220
2006	34.060	38.425	12.82	815
2005(1)	31.455	34.060	8.28	319
Money Market
2013	13.791	13.611	-1.31	1,830
2012	13.965	13.791	-1.25	1,671
2011	14.140	13.965	-1.24	2,077
2010	14.318	14.140	-1.24	2,034
2009	14.466	14.318	-1.02	2,509
2008	14.280	14.466	1.30	2,954
2007	13.786	14.280	3.58	894
2006	13.342	13.786	3.33	371
2005(1)	13.173	13.342	1.28	166
Principal Capital Appreciation
2013	11.072	14.495	30.92	935
2012	9.850	11.072	12.40	842
2011	9.960	9.850	-1.11	733
2010	8.740	9.960	13.96	558
2009	6.817	8.740	28.21	385
2008	10.360	6.817	-34.20	203
2007(8)	10.000	10.360	3.60	93

Appendix I – Condensed Financial Information         210

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2010
2013	$13.542	$14.814	9.39%	1,993
2012	12.266	13.542	10.40	2,148
2011	12.243	12.266	0.19	2,309
2010	10.881	12.243	12.52	2,473
2009	8.809	10.881	23.52	2,598
2008	12.910	8.809	-31.77	2,466
2007	12.603	12.910	2.44	2,499
2006	11.363	12.603	10.91	1,605
2005(1)	10.856	11.363	4.67	904
Principal LifeTime 2020
2013	14.091	16.135	14.51	8,239
2012	12.434	14.091	13.32	8,852
2011	12.726	12.434	-2.30	9,541
2010	11.200	12.726	13.63	10,091
2009	8.896	11.200	25.90	10,584
2008	13.682	8.896	-34.98	9,751
2007	13.212	13.682	3.56	8,959
2006	11.616	13.212	13.74	5,303
2005(1)	11.020	11.616	5.41	1,657
Principal LifeTime 2030
2013	13.761	16.165	17.47	3,454
2012	12.057	13.761	14.13	3,594
2011	12.485	12.057	-3.43	3,660
2010	10.955	12.485	13.97	3,740
2009	8.652	10.955	26.62	3,369
2008	13.780	8.652	-37.21	1,333
2007	13.168	13.780	4.65	1,138
2006	11.612	13.168	13.40	677
2005(1)	11.037	11.612	5.21	190
Principal LifeTime 2040
2013	13.892	16.795	20.90	630
2012	12.053	13.892	15.26	676
2011	12.606	12.053	-4.39	689
2010	11.022	12.606	14.37	672
2009	8.615	11.022	27.94	557
2008	14.107	8.615	-38.93	591
2007	13.409	14.107	5.21	555
2006	11.793	13.409	13.70	278
2005(1)	11.180	11.793	5.48	93

Appendix I – Condensed Financial Information         211

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2050
2013	$13.811	$16.876	22.19%	373
2012	11.946	13.811	15.61	360
2011	12.593	11.946	-5.13	323
2010	10.973	12.593	14.76	327
2009	8.544	10.973	28.43	319
2008	14.195	8.544	-39.81	305
2007	13.482	14.195	5.29	271
2006	11.820	13.482	14.06	168
2005(1)	11.208	11.820	5.46	27
Principal LifeTime Strategic Income
2013	13.105	13.597	3.75	1,263
2012	12.102	13.105	8.28	1,405
2011	11.837	12.102	2.24	1,475
2010	10.775	11.837	9.86	1,505
2009	9.173	10.775	17.46	1,556
2008	12.204	9.173	-24.84	1,026
2007	12.101	12.204	0.85	1,246
2006	11.113	12.101	8.89	851
2005(1)	10.650	11.113	4.35	446
Real Estate Securities
2013	38.577	39.634	2.74	590
2012	33.340	38.577	15.71	518
2011	30.990	33.340	7.58	480
2010	24.962	30.990	24.15	431
2009	19.606	24.962	27.32	454
2008	29.571	19.606	-33.70	417
2007	36.380	29.571	-18.72	414
2006	26.965	36.380	34.92	286
2005(1)	22.385	26.965	20.46	81
SAM Balanced
2013	11.457	13.311	16.18	46,819
2012	10.289	11.457	11.35	50,915
2011	10.317	10.289	-0.27	53,610
2010	9.195	10.317	12.20	55,182
2009	7.519	9.195	22.29	51,928
2008	10.314	7.519	-27.10	23,851
2007(8)	10.000	10.314	3.14	2,332
SAM Conservative Balanced
2013	12.029	13.243	10.09	10,333
2012	10.955	12.029	9.81	10,099
2011	10.844	10.955	1.03	10,213
2010	9.818	10.844	10.45	10,654
2009	8.206	9.818	19.64	10,128
2008	10.286	8.206	-20.22	4,867
2007(8)	10.000	10.286	2.86	599

Appendix I – Condensed Financial Information         212

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Conservative Growth
2013	$10.668	$12.963	21.51%	4,368
2012	9.461	10.668	12.75	3,903
2011	9.623	9.461	-1.68	3,570
2010	8.457	9.623	13.79	3,116
2009	6.813	8.457	24.13	2,317
2008	10.314	6.813	-33.94	1,434
2007(8)	10.000	10.314	3.14	410
SAM Flexible Income
2013	12.556	13.355	6.36	9,299
2012	11.493	12.556	9.25	9,859
2011	11.256	11.493	2.10	9,389
2010	10.313	11.256	9.14	9,408
2009	8.706	10.313	18.46	8,280
2008	10.222	8.706	-14.83	4,008
2007(8)	10.000	10.222	2.22	109
SAM Strategic Growth
2013	10.188	12.816	25.80	2,552
2012	8.930	10.188	14.08	2,361
2011	9.217	8.930	-3.11	2,460
2010	8.018	9.217	14.96	2,231
2009	6.370	8.018	25.87	1,781
2008	10.308	6.370	-38.20	1,229
2007(8)	10.000	10.308	3.08	401
Short-Term Income
2013	11.582	11.561	-0.18	9,294
2012	11.170	11.582	3.69	9,441
2011	11.158	11.170	0.11	8,893
2010	10.843	11.158	2.90	8,687
2009	9.986	10.843	8.58	1,322
2008(7)	10.000	9.986	-0.14	19
Small Cap Blend
2013(10)	16.337	20.012	22.49	40
SmallCap Growth II
2013	11.465	16.681	45.49	551
2012	9.983	11.465	14.84	498
2011	10.572	9.983	-5.57	529
2010	8.434	10.572	25.35	586
2009	6.483	8.434	30.09	551
2008	11.154	6.483	-41.88	498
2007	10.758	11.154	3.68	418
2006	9.996	10.758	7.62	244
2005(1)	9.337	9.996	7.06	65

Appendix I – Condensed Financial Information         213

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Value I
2013	$25.548	$35.242	37.94%	1,169
2012	21.253	25.548	20.21	1,430
2011	22.337	21.253	-4.85	1,710
2010	17.942	22.337	24.50	1,660
2009	15.635	17.942	14.76	1,053
2008	23.221	15.635	-32.67	1,766
2007	25.988	23.221	-10.65	1,639
2006	22.179	25.988	17.17	950
2005(1)	20.935	22.179	5.94	362

(1)	Commenced Operations on March 1, 2005

(2)	Commenced Operations on May 22, 2010

(3)	Commenced Operations on January 4, 2010

(4)	Commenced Operations on May 16, 2008

(5)	Commenced Operations on May 16, 2009

(6)	Commenced Operations on January 12, 2007

(7)	Commenced Operations on November 21, 2008

(8)	Commenced Operations on May 1, 2007

(9)	Commenced Operations on May 15, 2012

(10)	Commenced Operations on May 18, 2013

(11)	Commenced Operations on October 31, 2013

Appendix I – Condensed Financial Information         214

The following table contains the unit value s for the Contract with the Premium Payment Credit Rider for the periods ended December 31.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2013	$17.612	$25.169	42.91%	61
2012	15.599	17.612	12.90	63
2011	15.211	15.599	2.55	90
2010	11.318	15.211	34.40	66
2009	8.133	11.318	39.16	42
2008	15.216	8.133	-46.55	38
2007	13.589	15.216	11.97	41
2006	12.506	13.589	8.66	19
2005(1)	11.819	12.506	5.81	4
AllianceBernstein Small/Mid Cap Value
2013(10)	10.000	11.325	13.25	20
American Century VP Inflation Protection
2013	13.551	12.167	-10.21	1,108
2012	12.856	13.551	5.40	1,356
2011	11.719	12.856	9.70	1,358
2010	11.358	11.719	3.18	1,634
2009	10.494	11.358	8.23	1,625
2008	10.865	10.494	-3.41	1,573
2007	10.106	10.865	7.51	1,864
2006	10.133	10.106	-0.27	1,377
2005(1)	10.095	10.133	-0.37	560
American Century VP Mid Cap Value
2013	12.811	16.327	27.45	32
2012	11.230	12.811	14.08	18
2011	11.536	11.230	-2.66	16
2010(2)	10.000	11.536	15.36	7
American Century VP Ultra
2013	11.989	16.104	34.32	634
2012	10.734	11.989	11.69	1,078
2011	10.841	10.734	-0.98	1,252
2010	9.535	10.841	13.70	1,324
2009	7.220	9.535	32.06	1,459
2008	12.606	7.220	-42.73	1,731
2007	10.627	12.606	18.62	1,347
2006	11.205	10.627	-5.16	1,128
2005(1)	10.927	11.205	2.54	468

Appendix I – Condensed Financial Information         215

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Vista
2013	$13.757	$17.568	27.70%	43
2012	12.122	13.757	13.48	52
2011	13.406	12.122	-9.58	69
2010	11.024	13.406	21.61	73
2009	9.169	11.024	20.23	74
2008	18.182	9.169	-49.57	78
2007	13.252	18.182	37.20	76
2006	12.384	13.252	7.01	13
2005(1)	11.942	12.384	3.70	8
Delaware VIP Small Cap Value
2013(10)	10.000	11.350	13.50	7
Dreyfus Technology Growth
2013	15.602	20.280	29.98	48
2012	13.780	15.602	13.22	45
2011	15.264	13.780	-9.72	46
2010	11.993	15.264	27.27	41
2009	7.778	11.993	54.19	44
2008	13.486	7.778	-42.33	30
2007	12.005	13.486	12.34	36
2006	11.754	12.005	2.14	12
2005(1)	10.920	11.754	7.64	3
DWS Small Mid Cap Value
2013(10)	10.000	11.341	13.41	4
Fidelity VIP Contrafund®
2013	15.289	19.642	28.47	454
2012	13.411	15.289	14.00	573
2011	14.052	13.411	-4.56	637
2010	12.242	14.052	14.79	646
2009	9.206	12.242	32.98	658
2008	16.364	9.206	-43.74	648
2007	14.212	16.364	15.14	540
2006	12.992	14.212	9.39	380
2005(1)	11.525	12.992	12.73	101
Fidelity VIP Equity-Income
2013	12.366	15.508	25.41	150
2012	10.762	12.366	14.90	178
2011	10.892	10.762	-1.19	184
2010	9.655	10.892	12.81	170
2009	7.572	9.655	27.51	169
2008	13.489	7.572	-43.87	177
2007	13.570	13.489	-0.60	180
2006	11.526	13.570	17.73	144
2005(1)	11.184	11.526	3.06	56
Appendix I – Condensed Financial Information         216

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Growth
2013	$12.858	$17.155	33.42%	131
2012	11.450	12.858	12.29	161
2011	11.667	11.450	-1.86	181
2010	9.595	11.667	21.59	200
2009	7.638	9.595	25.62	231
2008	14.768	7.638	-48.28	239
2007	11.879	14.768	24.32	230
2006	11.354	11.879	4.63	160
2005(1)	10.775	11.354	5.37	56
Fidelity VIP Mid Cap
2013	17.591	23.449	33.30	98
2012	15.643	17.591	12.45	108
2011	17.875	15.643	-12.48	137
2010	14.162	17.875	26.22	135
2009	10.323	14.162	37.19	125
2008	17.413	10.323	-40.72	134
2007	15.381	17.413	13.21	105
2006	13.939	15.381	10.35	85
2005(1)	12.452	13.939	11.94	35
Fidelity VIP Overseas
2013	13.158	16.814	27.79	590
2012	11.124	13.158	18.28	838
2011	13.699	11.124	-18.80	954
2010	12.356	13.699	10.87	918
2009	9.972	12.356	23.91	992
2008	18.129	9.972	-44.99	1,056
2007	15.779	18.129	14.89	890
2006	13.647	15.779	15.62	694
2005(1)	11.913	13.647	14.56	301
Franklin Small Cap Value VIP
2013	13.820	18.471	33.65	24
2012	11.892	13.820	16.21	21
2011	12.587	11.892	-5.52	20
2010(3)	10.000	12.587	25.87	8
Goldman Sachs VIT Mid Cap Value
2013	15.725	20.502	30.38	214
2012	13.523	15.725	16.29	279
2011	14.713	13.523	-8.09	319
2010	11.990	14.713	22.71	338
2009	9.173	11.990	30.71	385
2008	14.845	9.173	-38.21	403
2007	14.655	14.845	1.30	416
2006	12.850	14.655	14.05	303
2005(1)	11.854	12.850	8.40	91

Appendix I – Condensed Financial Information         217

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Goldman Sachs VIT Structured Small Cap Equity
2013	$12.366	$16.454	33.06%	96
2012	11.166	12.366	10.75	111
2011	11.297	11.166	-1.16	117
2010	8.844	11.297	27.74	121
2009	7.057	8.844	25.32	127
2008	10.896	7.057	-35.23	139
2007	13.292	10.896	-18.03	132
2006	12.060	13.292	10.22	110
2005(1)	11.466	12.060	5.18	31
Invesco V.I. Van Kampen VI Value Opportunities f.k.a. Invesco V.I. Basic Value
2013	10.275	13.484	31.23	77
2012	8.894	10.275	15.53	76
2011	9.344	8.894	-4.82	87
2010	8.867	9.344	5.38	82
2009	6.103	8.867	45.29	78
2008	12.891	6.103	-52.66	45
2007	12.933	12.891	-0.33	45
2006	11.638	12.933	11.13	33
2005(1)	11.272	11.638	3.25	8
Invesco V.I. International Growth
2013	9.282	10.848	16.87	71
2012	8.174	9.282	13.55	74
2011	8.904	8.174	-8.20	78
2010	8.036	8.904	10.80	57
2009	6.053	8.036	32.76	41
2008(4)	10.000	6.053	-39.47	4
Invesco V.I. SmallCap Equity
2013	15.968	21.534	34.86	52
2012	14.283	15.968	11.79	53
2011	14.655	14.283	-2.54	57
2010	11.614	14.655	26.18	48
2009	9.755	11.614	19.06	50
2008	14.467	9.755	-32.57	51
2007	14.012	14.467	3.25	51
2006	12.154	14.012	15.29	30
2005(1)	11.462	12.154	6.04	7
MFS Utilities
2013	16.804	19.818	17.94	68
2012	15.121	16.804	11.13	52
2011	14.462	15.121	4.56	34
2010	12.979	14.462	11.43	27
2009(5)	10.000	12.979	29.79	15
MFS Value
2013	14.685	19.535	33.03	39
2012	12.910	14.685	13.75	31
2011	13.212	12.910	-2.28	17
2010	12.102	13.212	9.17	10
2009(5)	10.000	12.102	21.02	7

Appendix I – Condensed Financial Information         218

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MFS VIT New Discovery
2013(10)	$10.000	$11.791	17.91	10
Neuberger Berman AMT Large Cap Value f.k.a. Neuberger Berman AMT Partners
2013	12.978	16.697	28.66	64
2012	11.339	12.978	14.45	89
2011	13.031	11.339	-12.98	106
2010	11.476	13.031	13.55	107
2009	7.490	11.476	53.22	113
2008	16.029	7.490	-53.27	123
2007	14.936	16.029	7.32	112
2006	12.555	14.936	10.19	101
2005(1)	12.259	12.555	10.57	25
Neuberger Berman AMT Small Cap Growth
2013	9.823	14.054	43.07	74
2012	9.196	9.823	6.82	92
2011	9.468	9.196	-2.87	99
2010	8.063	9.468	17.43	107
2009	6.691	8.063	20.51	116
2008	11.262	6.691	-40.59	109
2007	11.415	11.262	-1.34	109
2006	11.047	11.415	3.33	71
2005(1)	10.643	11.047	3.80	22
Neuberger Berman AMT Socially Responsive
2013	13.596	18.354	35.00	72
2012	12.480	13.596	8.94	86
2011	13.117	12.480	-4.85	94
2010	10.876	13.117	20.61	97
2009	8.430	10.876	29.02	93
2008	14.182	8.430	-40.56	75
2007	13.426	14.182	5.63	60
2006	12.028	13.426	11.63	42
2005(1)	11.431	12.028	5.22	9
PIMCO VIT All Asset
2013	14.350	14.117	-1.62	54
2012	12.719	14.350	12.82	59
2011	12.707	12.719	0.09	31
2010	11.446	12.707	11.02	81
2009(5)	10.000	11.446	14.46	10
PIMCO VIT High Yield Portfolio
2013	12.800	13.279	3.74	116
2012	11.406	12.800	12.23	274
2011	11.241	11.406	1.47	353
2010(3)	10.000	11.241	12.41	226

Appendix I – Condensed Financial Information         219

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT Total Return
2013	$12.343	$11.871	-3.82%	211
2012	11.473	12.343	7.58	505
2011	11.279	11.473	1.72	263
2010	10.627	11.279	6.14	151
2009(5)	10.000	10.627	6.27	48
T. Rowe Price Blue Chip Growth
2013	13.977	19.314	38.18	88
2012	12.077	13.977	15.73	80
2011	12.137	12.077	-0.50	76
2010	10.658	12.137	13.88	82
2009	7.657	10.658	39.19	74
2008	13.602	7.657	-43.71	50
2007	12.319	13.602	10.41	49
2006	11.477	12.319	7.33	32
2005(1)	10.740	11.477	6.86	22
T. Rowe Price Health Sciences
2013	21.945	32.404	47.66	135
2012	17.066	21.945	28.59	120
2011	15.748	17.066	8.37	110
2010	13.913	15.748	13.19	93
2009	10.790	13.913	28.94	84
2008	15.520	10.790	-30.48	78
2007	13.432	15.520	15.54	63
2006	12.618	13.432	6.45	49
2005(1)	11.608	12.618	8.70	9
Van Eck Global Hard Assets
2013	13.722	14.848	8.21	70
2012	13.558	13.722	1.21	65
2011	16.579	13.558	-18.22	62
2010	13.124	16.579	26.33	50
2009(5)	10.000	13.124	31.24	23
Bond & Mortgage Securities
2013	21.756	21.161	-2.73	934
2012	20.610	21.756	5.56	1,225
2011	19.606	20.610	5.12	1,242
2010	17.888	19.606	9.60	1,340
2009	15.070	17.888	18.70	1,384
2008	18.511	15.070	-18.59	1,452
2007	18.237	18.511	1.50	1,650
2006	17.751	18.237	2.74	1,157
2005(1)	17.623	17.751	0.73	474
Diversified Balanced
2013	11.850	13.133	10.83	4,998
2012	11.004	11.850	7.69	3,694
2011	10.818	11.004	1.72	2,245
2010(3)	10.000	10.818	8.18	1,008

Appendix I – Condensed Financial Information         220

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Diversified Balanced Managed Volatility
2013(11)	$9.919	$10.064	1.46%	‑
Diversified Growth
2013	12.062	13.960	15.74%	11,106
2012	11.008	12.062	9.57	7,150
2011	10.965	11.008	0.39	4,756
2010(3)	10.000	10.965	9.65	1,931
Diversified Growth Managed Volatility
2013(11)	9.880	10.113	2.36	26
Diversified Income
2013	10.451	11.088	6.10	668
2012(9)	10.034	10.451	4.16	406
Diversified International
2013	22.544	26.271	16.53	446
2012	19.391	22.544	16.26	561
2011	22.166	19.391	-12.52	626
2010	19.858	22.166	11.62	655
2009	15.697	19.858	26.51	400
2008	29.734	15.697	-47.21	384
2007	26.094	29.734	13.95	347
2006	20.771	26.094	25.63	239
2005(1)	17.697	20.771	17.37	64
Equity Income
2013	10.321	12.889	24.88	3,117
2012	9.303	10.321	10.94	4,601
2011	8.988	9.303	3.51	5,277
2010	7.881	8.988	14.05	3,426
2009	6.690	7.881	17.80	3,702
2008	10.317	6.690	-35.16	3,927
2007(6)	10.000	10.317	3.17	3,617
Government & High Quality Bond
2013	11.654	11.315	-2.91	1,048
2012	11.425	11.654	2.00	1,418
2011	10.956	11.425	4.28	1,176
2010	10.544	10.956	3.91	1,182
2009	10.088	10.544	4.52	98
2008(7)	10.000	10.088	0.88	‑
International Emerging Markets
2013	33.086	30.949	-6.46	254
2012	27.903	33.086	18.58	279
2011	34.450	27.903	-19.01	305
2010	29.424	34.450	17.08	316
2009	17.672	29.424	66.50	345
2008	39.883	17.672	-55.69	357
2007	28.591	39.883	39.49	317
2006	21.055	28.591	35.79	214
2005(1)	17.311	21.055	21.63	64

Appendix I – Condensed Financial Information         221

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2013	$12.791	$16.489	28.91%	1,060
2012	11.311	12.791	13.08	1,617
2011	11.535	11.311	-1.94	1,903
2010	10.376	11.535	11.17	2,021
2009	8.151	10.376	27.30	2,185
2008	13.057	8.151	-37.57	2,452
2007	12.654	13.057	3.18	2,224
2006	11.129	12.654	13.70	1,642
2005(1)	10.787	11.129	3.17	664
LargeCap Growth
2013	18.762	24.649	31.38	126
2012	16.359	18.762	14.69	143
2011	17.400	16.359	-5.99	149
2010	14.972	17.400	16.22	153
2009	12.008	14.972	24.68	146
2008	21.523	12.008	-44.21	123
2007	17.798	21.523	20.93	113
2006	16.494	17.798	7.91	77
2005(1)	14.960	16.494	10.25	11
LargeCap Growth I
2013	35.386	47.262	33.56	63
2012	30.977	35.386	14.23	76
2011	31.658	30.977	-2.15	84
2010	26.962	31.658	17.42	88
2009	17.986	26.962	49.91	99
2008	30.849	17.986	-41.70	95
2007	28.962	30.849	6.52	91
2006	27.776	28.962	4.27	65
2005(1)	24.851	27.776	11.77	18
LargeCap S&P 500 Index
2013	10.266	13.300	29.55	508
2012	9.055	10.266	13.38	620
2011	9.067	9.055	-0.13	680
2010	8.055	9.067	12.56	651
2009	6.496	8.055	24.00	665
2008	10.520	6.496	-38.25	630
2007	10.193	10.520	3.21	589
2006	8.984	10.193	13.46	446
2005(1)	8.745	8.984	2.73	166
LargeCap Value
2013	26.132	33.540	28.35	138
2012	22.450	26.132	16.40	166
2011	22.604	22.450	-0.68	183
2010	20.183	22.604	12.00	192
2009	17.679	20.183	14.16	194
2008	27.779	17.679	-36.36	192
2007	28.328	27.779	-1.94	201
2006	24.056	28.328	17.76	130
2005(1)	23.433	24.056	2.66	31

Appendix I – Condensed Financial Information         222

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap
2013	$51.468	$67.624	31.39%	391
2012	43.898	51.468	17.24	535
2011	41.293	43.898	6.31	617
2010	33.894	41.293	21.83	685
2009	25.811	33.894	31.32	453
2008	39.797	25.811	-35.14	499
2007	37.044	39.797	7.43	468
2006	33.034	37.044	12.14	343
2005(1)	30.660	33.034	7.74	147
Money Market
2013	12.824	12.581	-1.89	341
2012	13.065	12.824	-1.84	550
2011	13.308	13.065	-1.83	610
2010	13.557	13.308	-1.84	715
2009	13.779	13.557	-1.61	847
2008	13.684	13.779	0.69	1,131
2007	13.291	13.684	2.96	593
2006	12.940	13.291	2.71	370
2005(1)	12.840	12.940	0.78	189
Principal Capital Appreciation
2013	10.701	13.926	30.14	231
2012	9.577	10.701	11.73	191
2011	9.743	9.577	-1.70	195
2010	8.600	9.743	13.29	188
2009	6.749	8.600	27.43	145
2008	10.318	6.749	-34.59	96
2007(8)	10.000	10.318	3.18	44
Principal LifeTime 2010
2013	12.881	14.006	8.73	231
2012	11.738	12.881	9.73	415
2011	11.786	11.738	-0.41	463
2010	10.538	11.786	11.84	485
2009	8.582	10.538	22.79	469
2008	12.655	8.582	-32.18	478
2007	12.428	12.655	1.83	555
2006	11.273	12.428	10.25	436
2005(1)	10.824	11.273	4.15	222
Principal LifeTime 2020
2013	13.403	15.255	13.82	2,104
2012	11.898	13.403	12.65	2,788
2011	12.251	11.898	-2.88	2,986
2010	10.847	12.251	12.94	3,134
2009	8.667	10.847	25.15	3,168
2008	13.411	8.667	-35.37	3,188
2007	13.028	13.411	2.94	3,302
2006	11.524	13.028	13.05	1,978
2005(1)	10.987	11.524	4.89	602

Appendix I – Condensed Financial Information         223

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2013	$13.089	$15.284	16.77%	739
2012	11.537	13.089	13.45	781
2011	12.019	11.537	-4.01	911
2010	10.610	12.019	13.28	999
2009	8.429	10.610	25.87	992
2008	13.507	8.429	-37.60	500
2007	12.985	13.507	4.02	415
2006	11.519	12.985	12.73	234
2005(1)	11.004	11.519	4.68	90
Principal LifeTime 2040
2013	13.214	15.879	20.17	106
2012	11.534	13.214	14.56	132
2011	12.135	11.534	-4.95	145
2010	10.674	12.135	13.69	156
2009	8.393	10.674	27.18	161
2008	13.827	8.393	-39.30	198
2007	13.223	13.827	4.57	197
2006	11.699	13.223	13.03	103
2005(1)	11.147	11.699	4.95	30
Principal LifeTime 2050
2013	13.136	15.956	21.47	76
2012	11.432	13.136	14.91	92
2011	12.123	11.432	-5.70	113
2010	10.627	12.123	14.08	108
2009	8.324	10.627	27.67	113
2008	13.914	8.324	-40.18	123
2007	13.294	13.914	4.66	134
2006	11.726	13.294	13.37	92
2005(1)	11.175	11.726	4.93	39
Principal LifeTime Strategic Income
2013	12.465	12.856	3.14	217
2012	11.581	12.465	7.63	237
2011	11.396	11.581	1.63	240
2010	10.436	11.396	9.20	255
2009	8.937	10.436	16.77	211
2008	11.962	8.937	-25.29	245
2007	11.933	11.962	0.24	264
2006	11.024	11.933	8.25	184
2005(1)	10.618	11.024	3.82	45

Appendix I – Condensed Financial Information         224

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Real Estate Securities
2013	$35.874	$36.636	2.12%	160
2012	31.190	35.874	15.02	167
2011	29.166	31.190	6.94	161
2010	23.634	29.166	23.41	156
2009	18.675	23.634	26.55	165
2008	28.337	18.675	-34.10	172
2007	35.074	28.337	-19.21	165
2006	26.153	35.074	34.11	135
2005(1)	21.819	26.153	19.86	55
SAM Balanced
2013	11.073	12.788	15.49	6,348
2012	10.005	11.073	10.67	6,676
2011	10.092	10.005	-0.86	6,895
2010	9.049	10.092	11.53	7,259
2009	7.443	9.049	21.58	6,724
2008	10.272	7.443	-27.54	3,960
2007(8)	10.000	10.272	2.72	967
SAM Conservative Balanced
2013	11.626	12.723	9.44	1,630
2012	10.652	11.626	9.15	1,768
2011	10.608	10.652	0.42	1,853
2010	9.662	10.608	9.79	1,835
2009	8.124	9.662	18.93	2,061
2008	10.244	8.124	-20.70	1,276
2007(8)	10.000	10.244	2.44	184
SAM Conservative Growth
2013	10.310	12.454	20.80	1,250
2012	9.199	10.310	12.08	1,149
2011	9.413	9.199	-2.27	1,055
2010	8.323	9.413	13.10	966
2009	6.745	8.323	23.40	952
2008	10.273	6.745	-34.34	779
2007(8)	10.000	10.273	2.73	175
SAM Flexible Income
2013	12.136	12.830	5.72	1,967
2012	11.175	12.136	8.60	1,917
2011	11.011	11.175	1.49	1,716
2010	10.149	11.011	8.49	1,763
2009	8.619	10.149	17.75	1,647
2008	10.181	8.619	-15.34	1,252
2007(8)	10.000	10.181	1.81	15

Appendix I – Condensed Financial Information         225

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Strategic Growth
2013	$9.846	$12.313	25.06%	1,064
2012	8.683	9.846	13.40	901
2011	9.016	8.683	-3.69	861
2010	7.891	9.016	14.26	810
2009	6.307	7.891	25.11	841
2008	10.267	6.307	-38.57	615
2007(8)	10.000	10.267	2.67	207
Short-Term Income
2013	11.300	11.212	-0.78	1,776
2012	10.964	11.300	0.03	2,178
2011	11.017	10.964	-0.48	2,051
2010	10.771	11.017	2.28	2,302
2009	9.980	10.771	7.93	166
2008(7)	10.000	9.980	-0.20	3
SmallCap Blend
2013(10)	15.158	18.497	22.03	26
SmallCap Growth II
2013	10.661	15.419	44.63	128
2012	9.339	10.661	14.15	143
2011	9.950	9.339	-6.14	160
2010	7.985	9.950	24.61	167
2009	6.174	7.985	29.33	188
2008	10.688	6.174	-42.23	173
2007	10.371	10.688	3.06	157
2006	9.694	10.371	6.98	111
2005(1)	9.100	9.694	6.53	32
SmallCap Value I
2013	23.757	32.576	37.12	261
2012	19.883	23.757	19.49	394
2011	21.023	19.883	-5.42	490
2010	16.988	21.023	23.75	486
2009	14.892	16.988	14.07	549
2008	22.252	14.892	-33.08	563
2007	25.054	22.252	-11.18	551
2006	21.511	25.054	16.47	373
2005(1)	20.405	21.511	5.42	152

(1)	Commenced Operations on March 1, 2005

(2)	Commenced Operations on May 22, 2010

(3)	Commenced Operations on January 4, 2010

(4)	Commenced Operations on May 16, 2008

(5)	Commenced Operations on May 16, 2009

(6)	Commenced Operations on January 12, 2007

(7)	Commenced Operations on November 21, 2008

(8)	Commenced Operations on May 1, 2007

(9)	Commenced Operations on May 15, 2012

(10)	Commenced Operations on May 18, 2013

(11)	Commenced Operations on October 31, 2013

Appendix I – Condensed Financial Information         226

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM

Statement of Additional Information

dated May 1, 2014

This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2014.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal Investment Plus Variable Annuity
The Principal Financial Group
P.O. Box 9382
Des Moines Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	4
TAXATION UNDER CERTAIN RETIREMENT PLANS	11
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	15
Financial Statements	16
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	145
Financial Statements	146

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

2013 received/retained	2012 received/retained	2011 received/retained
$34,275,779/$0	$26,659,192/$0	$23,850,870/$0

CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.
The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2013
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-1.43%	-1.42%
with a surrender charge but without a Purchase Payment Credit Rider	-7.43%	-7.42%
without a surrender charge but with a Purchase Payment Credit Rider	-2.03%	-2.02%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2013 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	37.74%	25.84%	9.48%
Alliance Bernstein Small/Mid Cap Value	05/02/2001	30.23%	20.34%	8.63%
American Century VP Inflation Protection	12/31/2002	-15.70%	3.07%	2.73%
American Century VP Mid Cap Value	10/29/2004	22.18%	16.42%		9.16%
American Century VP Ultra	05/01/2001	29.11%	17.77%	5.15%
American Century VP Vista	10/05/2001	22.45%	14.20%	6.10%
Bond & Mortgage Securities	12/18/1987	-8.18%	7.19%	2.71%
Delaware VIP Small Cap Value	05/01/2000	25.41%	19.08%	8.54%
Diversified Balanced	12/30/2009	5.46%			7.06%
Diversified Balanced Managed Volatility	10/31/2013				-4.46%
Diversified Growth	12/30/2009	10.40%			8.74%
Diversified Growth Managed Volatility	10/31/2013				-3.57%
Diversified Income	05/15/2012	0.71%			3.38%
Diversified International	05/02/1994	11.21%	11.10%	6.81%
Dreyfus Technology Growth	08/31/1999	24.74%	21.56%	6.09%
DWS Small Mid Cap Value	05/01/1996	26.91%	15.97%	8.83%
Equity Income	04/28/1998	19.61%	14.33%	7.21%
Fidelity VIP Contrafund	01/03/1995	23.22%	16.72%	7.55%
Fidelity VIP Equity-Income	10/09/1986	20.13%	15.75%	4.88%
Fidelity VIP Growth	10/09/1986	28.20%	17.94%	5.29%
Fidelity VIP Mid Cap	12/28/1998	28.07%	18.21%	9.70%
Fidelity VIP Overseas	01/28/1987	22.53%	11.27%	5.39%
Franklin Small Cap Value VIP	04/30/1998	28.44%	18.95%	8.81%
Goldman Sachs Mid Cap Value	05/01/1998	25.13%	17.83%	8.74%
Goldman Sachs Small Cap Equity Insights	02/13/1998	27.83%	18.84%	5.55%
Government & High Quality Bond	05/06/1993	-8.34%	2.37%	2.95%
International Emerging Markets	10/24/2000	-11.92%	12.13%	9.67%
Invesco Van Kampen VI Value Opportunities	09/10/2001	25.98%	17.55%	3.32%
Invesco VI International Growth	05/05/1993	11.55%	12.66%	8.29%
Invesco VI Small Cap Equity	08/29/2003	29.65%	17.53%	7.89%
LargeCap Blend II	05/01/2002	23.67%	15.47%	5.73%
LargeCap Growth	05/02/1994	26.14%	15.81%	6.45%
LargeCap Growth I	06/01/1994	28.34%	21.75%	7.39%
LargeCap S&P 500 Index	05/03/1999	24.30%	15.75%	5.70%
LargeCap Value	05/13/1970	23.10%	13.97%	5.48%
MFS VIT New Discovery	05/01/1998	33.35%	25.75%	8.76%
MFS VIT Utilities	01/03/1995	12.62%	15.10%	11.70%
MFS VIT Value	01/02/2002	27.80%	14.49%	7.15%
MidCap	12/18/1987	26.15%	21.68%	10.38%
Money Market	03/18/1983	-7.33%	-1.88%	0.27%
Neuberger Berman AMT Large Cap Value	03/22/1994	23.40%	17.76%	5.84%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	37.91%	16.35%	4.08%
Neuberger Berman AMT Socially Responsive	02/18/1999	29.78%	17.20%	6.53%

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
PIMCO VIT All Asset	04/30/2003	-7.06%	8.23%	4.84%
PIMCO VIT High Yield Portfolio	04/30/1998	-1.66%	13.12%	5.67%
PIMCO VIT Total Return	12/31/1997	-9.27%	4.69%	4.37%
Principal Capital Appreciation	04/28/1998	24.90%	15.93%	7.08%
Principal LifeTime 2010	08/30/2004	3.37%	10.53%		4.26%
Principal LifeTime 2020	08/30/2004	8.48%	12.25%		5.22%
Principal LifeTime 2030	08/30/2004	11.44%	12.93%		5.24%
Principal LifeTime 2040	08/30/2004	14.87%	13.90%		5.67%
Principal LifeTime 2050	08/30/2004	16.17%	14.21%		5.73%
Principal LifeTime Strategic Income	08/30/2004	-2.27%	7.72%		3.31%
Real Estate Securities	05/01/1998	-3.29%	14.75%	8.34%
SAM Balanced	06/03/1997	10.16%	11.69%	5.55%
SAM Conservative Balanced	04/23/1998	4.07%	9.61%	4.92%
SAM Conservative Growth	06/03/1997	15.49%	13.34%	5.74%
SAM Flexible Income	09/09/1997	0.33%	8.48%	4.45%
SAM Strategic Growth	06/03/1997	19.77%	14.64%	5.90%
Short-Term Income	01/12/1994	-6.21%	2.40%	2.03%
SmallCap Blend	05/01/1998	39.86%	18.62%	7.55%
SmallCap Growth II	05/01/1998	39.48%	20.50%	6.76%
SmallCap Value I	05/01/1998	31.92%	17.31%	7.28%
T. Rowe Price Blue Chip Growth	12/29/2000	32.99%	20.75%	6.98%
T. Rowe Price Health Sciences	12/29/2000	42.52%	25.08%	13.08%
Van Eck VIP Global Hard Assets	05/01/2006	2.83%	12.01%		4.03%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	43.74%	26.08%	9.48%
Alliance Bernstein Small/Mid Cap Value	05/02/2001	36.23%	20.62%	8.63%
American Century VP Inflation Protection	12/31/2002	-9.70%	3.59%	2.73%
American Century VP Mid Cap Value	10/29/2004	28.18%	16.74%		9.16%
American Century VP Ultra	05/01/2001	35.11%	18.08%	5.15%
American Century VP Vista	10/05/2001	28.45%	14.55%	6.10%
Bond & Mortgage Securities	12/18/1987	-2.18%	7.64%	2.71%
Delaware VIP Small Cap Value	05/01/2000	31.41%	19.37%	8.54%
Diversified Balanced	12/30/2009	11.46%			7.66%
Diversified Balanced Managed Volatility	10/31/2013				1.54%
Diversified Growth	12/30/2009	16.40%			9.32%
Diversified Growth Managed Volatility	10/31/2013				2.43%
Diversified Income	05/15/2012	6.71%			6.94%
Diversified International	05/02/1994	17.21%	11.49%	6.81%
Dreyfus Technology Growth	08/31/1999	30.74%	21.84%	6.09%
DWS Small Mid Cap Value	05/01/1996	32.91%	16.30%	8.83%
Equity Income	04/28/1998	25.61%	14.68%	7.21%
Fidelity VIP Contrafund	01/03/1995	29.22%	17.04%	7.55%
Fidelity VIP Equity-Income	10/09/1986	26.13%	16.09%	4.88%
Fidelity VIP Growth	10/09/1986	34.20%	18.25%	5.29%

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Fidelity VIP Mid Cap	12/28/1998	34.07%	18.52%	9.70%
Fidelity VIP Overseas	01/28/1987	28.53%	11.65%	5.39%
Franklin Small Cap Value VIP	04/30/1998	34.44%	19.24%	8.81%
Goldman Sachs Mid Cap Value	05/01/1998	31.13%	18.13%	8.74%
Goldman Sachs Small Cap Equity Insights	02/13/1998	33.83%	19.14%	5.55%
Government & High Quality Bond	05/06/1993	-2.34%	2.91%	2.95%
International Emerging Markets	10/24/2000	-5.92%	12.51%	9.67%
Invesco Van Kampen VI Value Opportunities	09/10/2001	31.98%	17.86%	3.32%
Invesco VI International Growth	05/05/1993	17.55%	13.03%	8.29%
Invesco VI Small Cap Equity	08/29/2003	35.65%	17.84%	7.89%
LargeCap Blend II	05/01/2002	29.67%	15.80%	5.73%
LargeCap Growth	05/02/1994	32.14%	16.14%	6.45%
LargeCap Growth I	06/01/1994	34.34%	22.02%	7.39%
LargeCap S&P 500 Index	05/03/1999	30.30%	16.08%	5.70%
LargeCap Value	05/13/1970	29.10%	14.32%	5.48%
MFS VIT New Discovery	05/01/1998	39.35%	25.99%	8.76%
MFS VIT Utilities	01/03/1995	18.62%	15.44%	11.70%
MFS VIT Value	01/02/2002	33.80%	14.84%	7.15%
MidCap	12/18/1987	32.15%	21.95%	10.38%
Money Market	03/18/1983	-1.33%	-1.24%	0.27%
Neuberger Berman AMT Large Cap Value	03/22/1994	29.40%	18.07%	5.84%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	43.91%	16.67%	4.08%
Neuberger Berman AMT Socially Responsive	02/18/1999	35.78%	17.52%	6.53%
PIMCO VIT All Asset	04/30/2003	-1.06%	8.66%	4.84%
PIMCO VIT High Yield Portfolio	04/30/1998	4.34%	13.48%	5.67%
PIMCO VIT Total Return	12/31/1997	-3.27%	5.18%	4.37%
Principal Capital Appreciation	04/28/1998	30.90%	16.26%	7.08%
Principal LifeTime 2010	08/30/2004	9.37%	10.93%		4.26%
Principal LifeTime 2020	08/30/2004	14.48%	12.62%		5.22%
Principal LifeTime 2030	08/30/2004	17.44%	13.29%		5.24%
Principal LifeTime 2040	08/30/2004	20.87%	14.26%		5.67%
Principal LifeTime 2050	08/30/2004	22.17%	14.56%		5.73%
Principal LifeTime Strategic Income	08/30/2004	3.73%	8.16%		3.31%
Real Estate Securities	05/01/1998	2.71%	15.09%	8.34%
SAM Balanced	06/03/1997	16.16%	12.08%	5.55%
SAM Conservative Balanced	04/23/1998	10.07%	10.02%	4.92%
SAM Conservative Growth	06/03/1997	21.49%	13.70%	5.74%
SAM Flexible Income	09/09/1997	6.33%	8.91%	4.45%
SAM Strategic Growth	06/03/1997	25.77%	14.98%	5.90%
Short-Term Income	01/12/1994	-0.21%	2.94%	2.03%
SmallCap Blend	05/01/1998	45.86%	18.92%	7.55%
SmallCap Growth II	05/01/1998	45.48%	20.78%	6.76%
SmallCap Value I	05/01/1998	37.92%	17.62%	7.28%
T. Rowe Price Blue Chip Growth	12/29/2000	38.99%	21.03%	6.98%
T. Rowe Price Health Sciences	12/29/2000	48.52%	25.33%	13.08%
Van Eck VIP Global Hard Assets	05/01/2006	8.83%	12.38%		4.03%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	34.88%	25.00%	8.82%
Alliance Bernstein Small/Mid Cap Value	05/02/2001	27.42%	19.51%	7.98%
American Century VP Inflation Protection	12/31/2002	-18.24%	2.25%	2.11%
American Century VP Mid Cap Value	10/29/2004	19.41%	15.60%		8.51%
American Century VP Ultra	05/01/2001	26.30%	16.95%	4.51%
American Century VP Vista	10/05/2001	19.68%	13.38%	5.47%
Bond & Mortgage Securities	12/18/1987	-10.76%	6.38%	2.10%
Delaware VIP Small Cap Value	05/01/2000	22.62%	18.25%	7.89%
Diversified Balanced	12/30/2009	2.80%			6.19%
Diversified Balanced Managed Volatility	10/31/2013				-6.57%
Diversified Growth	12/30/2009	7.71%			7.88%
Diversified Growth Managed Volatility	10/31/2013				-5.67%
Diversified Income	05/15/2012	-1.93%			2.10%
Diversified International	05/02/1994	8.50%	10.29%	6.17%
Dreyfus Technology Growth	08/31/1999	21.95%	20.73%	5.46%
DWS Small Mid Cap Value	05/01/1996	24.12%	15.15%	8.18%
Equity Income	04/28/1998	16.86%	13.51%	6.56%
Fidelity VIP Contrafund	01/03/1995	20.45%	15.90%	6.91%
Fidelity VIP Equity-Income	10/09/1986	17.38%	14.94%	4.25%
Fidelity VIP Growth	10/09/1986	25.40%	17.12%	4.66%
Fidelity VIP Mid Cap	12/28/1998	25.27%	17.39%	9.04%
Fidelity VIP Overseas	01/28/1987	19.76%	10.45%	4.76%
Franklin Small Cap Value VIP	04/30/1998	25.63%	18.12%	8.16%
Goldman Sachs Mid Cap Value	05/01/1998	22.35%	17.00%	8.09%
Goldman Sachs Small Cap Equity Insights	02/13/1998	25.03%	18.02%	4.91%
Government & High Quality Bond	05/06/1993	-10.93%	1.55%	2.34%
International Emerging Markets	10/24/2000	-14.49%	11.32%	9.01%
Invesco Van Kampen VI Value Opportunities	09/10/2001	23.20%	16.73%	2.70%
Invesco VI International Growth	05/05/1993	8.85%	11.84%	7.64%
Invesco VI Small Cap Equity	08/29/2003	26.84%	16.71%	7.24%
LargeCap Blend II	05/01/2002	20.89%	14.65%	5.10%
LargeCap Growth I	06/01/1994	25.53%	20.92%	6.74%
LargeCap Growth	05/02/1994	23.35%	14.99%	5.81%
LargeCap S&P 500 Index	05/03/1999	21.52%	14.93%	5.06%
LargeCap Value	05/13/1970	20.32%	13.15%	4.85%
MFS VIT New Discovery	05/01/1998	30.52%	24.91%	8.11%
MFS VIT Utilities	01/03/1995	9.91%	14.28%	11.03%
MFS VIT Value	01/02/2002	25.00%	13.68%	6.51%
MidCap	12/18/1987	23.36%	20.85%	9.72%
Money Market	03/18/1983	-9.92%	-2.71%	-0.33%
Neuberger Berman AMT Large Cap Value	03/22/1994	20.63%	16.94%	5.21%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	35.05%	15.53%	3.46%
Neuberger Berman AMT Socially Responsive	02/18/1999	26.97%	16.38%	5.90%
PIMCO VIT All Asset	04/30/2003	-9.65%	7.42%	4.21%
PIMCO VIT High Yield Portfolio	04/30/1998	-4.29%	12.31%	5.04%
PIMCO VIT Total Return	12/31/1997	-11.85%	3.87%	3.75%
Principal Capital Appreciation	04/28/1998	22.11%	15.11%	6.44%

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2010	08/30/2004	0.71%	9.72%		3.64%
Principal LifeTime 2020	08/30/2004	5.80%	11.43%		4.59%
Principal LifeTime 2030	08/30/2004	8.74%	12.11%		4.61%
Principal LifeTime 2040	08/30/2004	12.15%	13.09%		5.04%
Principal LifeTime 2050	08/30/2004	13.44%	13.39%		5.10%
Principal LifeTime Strategic Income	08/30/2004	-4.89%	6.91%		2.69%
Real Estate Securities	05/01/1998	-5.90%	13.93%	7.69%
SAM Balanced	06/03/1997	7.46%	10.88%	4.91%
SAM Conservative Balanced	04/23/1998	1.41%	8.80%	4.29%
SAM Conservative Growth	06/03/1997	12.76%	12.53%	5.11%
SAM Flexible Income	09/09/1997	-2.31%	7.67%	3.82%
SAM Strategic Growth	06/03/1997	17.02%	13.82%	5.27%
Short-Term Income	01/12/1994	-8.81%	1.59%	1.42%
SmallCap Blend	05/01/1998	36.99%	17.80%	6.91%
SmallCap Growth II	05/01/1998	36.61%	19.67%	6.12%
SmallCap Value I	05/01/1998	29.09%	16.49%	6.63%
T. Rowe Price Blue Chip Growth	12/29/2000	30.16%	19.92%	6.34%
T. Rowe Price Health Sciences	12/29/2000	39.64%	24.24%	12.41%
Van Eck VIP Global Hard Assets	05/01/2006	0.18%	11.19%		3.30%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/05/1996	42.88%	25.33%	8.82%
Alliance Bernstein Small/Mid Cap Value	05/02/2001	35.42%	19.90%	7.98%
American Century VP Inflation Protection	12/31/2002	-10.24%	2.97%	2.11%
American Century VP Mid Cap Value	10/29/2004	27.41%	16.04%		8.51%
American Century VP Ultra	05/01/2001	34.30%	17.38%	4.51%
American Century VP Vista	10/05/2001	27.68%	13.86%	5.47%
Bond & Mortgage Securities	12/18/1987	-2.76%	7.00%	2.10%
Delaware VIP Small Cap Value	05/01/2000	30.62%	18.66%	7.89%
Diversified Balanced	12/30/2009	10.80%			7.02%
Diversified Balanced Managed Volatility	10/31/2013				1.43%
Diversified Growth	12/30/2009	15.71%			8.66%
Diversified Growth Managed Volatility	10/31/2013				2.33%
Diversified Income	05/15/2012	6.07%			6.29%
Diversified International	05/02/1994	16.50%	10.82%	6.17%
Dreyfus Technology Growth	08/31/1999	29.95%	21.11%	5.46%
DWS Small Mid Cap Value	05/01/1996	32.12%	15.60%	8.18%
Equity Income	04/28/1998	24.86%	13.99%	6.56%
Fidelity VIP Contrafund	01/03/1995	28.45%	16.34%	6.91%
Fidelity VIP Equity-Income	10/09/1986	25.38%	15.39%	4.25%
Fidelity VIP Growth	10/09/1986	33.40%	17.54%	4.66%
Fidelity VIP Mid Cap	12/28/1998	33.27%	17.81%	9.04%
Fidelity VIP Overseas	01/28/1987	27.76%	10.99%	4.76%
Franklin Small Cap Value VIP	04/30/1998	33.63%	18.53%	8.16%
Goldman Sachs Mid Cap Value	05/01/1998	30.35%	17.43%	8.09%

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Goldman Sachs Small Cap Equity Insights	02/13/1998	33.03%	18.43%	4.91%
Government & High Quality Bond	05/06/1993	-2.93%	2.29%	2.34%
International Emerging Markets	10/24/2000	-6.49%	11.84%	9.01%
Invesco Van Kampen VI Value Opportunities	09/10/2001	31.20%	17.16%	2.70%
Invesco VI International Growth	05/05/1993	16.85%	12.35%	7.64%
Invesco VI Small Cap Equity	08/29/2003	34.84%	17.14%	7.24%
LargeCap Blend II	05/01/2002	28.89%	15.11%	5.10%
LargeCap Growth I	06/01/1994	33.53%	21.29%	6.74%
LargeCap Growth	05/02/1994	31.35%	15.44%	5.81%
LargeCap S&P 500 Index	05/03/1999	29.52%	15.38%	5.06%
LargeCap Value	05/13/1970	28.32%	13.64%	4.85%
MFS VIT New Discovery	05/01/1998	38.52%	25.24%	8.11%
MFS VIT Utilities	01/03/1995	17.91%	14.75%	11.03%
MFS VIT Value	01/02/2002	33.00%	14.15%	6.51%
MidCap	12/18/1987	31.36%	21.22%	9.72%
Money Market	03/18/1983	-1.92%	-1.84%	-0.33%
Neuberger Berman AMT Large Cap Value	03/22/1994	28.63%	17.37%	5.21%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	43.05%	15.97%	3.46%
Neuberger Berman AMT Socially Responsive	02/18/1999	34.97%	16.81%	5.90%
PIMCO VIT All Asset	04/30/2003	-1.65%	8.01%	4.21%
PIMCO VIT High Yield Portfolio	04/30/1998	3.71%	12.80%	5.04%
PIMCO VIT Total Return	12/31/1997	-3.85%	4.55%	3.75%
Principal Capital Appreciation	04/28/1998	30.11%	15.57%	6.44%
Principal LifeTime 2010	08/30/2004	8.71%	10.27%		3.64%
Principal LifeTime 2020	08/30/2004	13.80%	11.95%		4.59%
Principal LifeTime 2030	08/30/2004	16.74%	12.61%		4.61%
Principal LifeTime 2040	08/30/2004	20.15%	13.57%		5.04%
Principal LifeTime 2050	08/30/2004	21.44%	13.87%		5.10%
Principal LifeTime Strategic Income	08/30/2004	3.11%	7.52%		2.69%
Real Estate Securities	05/01/1998	2.10%	14.40%	7.69%
SAM Balanced	06/03/1997	15.46%	11.41%	4.91%
SAM Conservative Balanced	04/23/1998	9.41%	9.36%	4.29%
SAM Conservative Growth	06/03/1997	20.76%	13.02%	5.11%
SAM Flexible Income	09/09/1997	5.69%	8.26%	3.82%
SAM Strategic Growth	06/03/1997	25.02%	14.29%	5.27%
Short-Term Income	01/12/1994	-0.81%	2.33%	1.42%
SmallCap Blend	05/01/1998	44.99%	18.21%	6.91%
SmallCap Growth II	05/01/1998	44.61%	20.06%	6.12%
SmallCap Value I	05/01/1998	37.09%	16.92%	6.63%
T. Rowe Price Blue Chip Growth	12/29/2000	38.16%	20.30%	6.34%
T. Rowe Price Health Sciences	12/29/2000	47.64%	24.58%	12.41%
Van Eck VIP Global Hard Assets	05/01/2006	8.18%	11.71%		3.40%

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2013 and 2014.

Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2013	$5,500	$11,000
2014	$5,500	$11,000

For succeeding years, limits are indexed to inflation.

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.

For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $181,000 and $191,000 in 2014.

Deductibility of Traditional IRA Contributions for Active Participants
Married Individuals (Filing Jointly)			Single Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2013	$95,000	$115,000	2013	$59,000	$69,000
2014	$96,000	$116,000	2014	$60,000	$70,000

An individual may make non-deductible IRA contributions to the extent of the excess of:

(1)    The lesser of maximum annual contribution or 100% of compensation, over

(2)    The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70½ or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner’s death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner’s designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, an individual may execute one tax-free rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of compensation or $52,000 for 2014.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.

These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2013	$17,500	$5,500
2014	$17,500	$5,500

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $12,000 limit in 2014) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $12,000 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, would be limited to an elective deferral of $5,500 in 2014 ($17,500 – $12,000) to the 401(k) plan.

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2013	$12,000	$2,500	$17,500
2014	$12,000	$2,500	$17,500

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2013 and 2014.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2013	$5,500	$1,000
2014	$5,500	$1,000

For succeeding years, individual Roth IRA limits are indexed for cost-of-living.

For 2014, the maximum contribution is phased out for single taxpayers with adjusted gross income between $114,000 and $129,000 and for joint filers with adjusted gross income between $181,000 and $191,000 (see chart below).

For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Modified Adjusted Gross Income Limits - 2014
Single	Married Filing Joint	ROTH IRA Contribution
$114,000 or less	$181,000 or less	Full Contribution
$114,000 – $129,000	$181,000 – $191,000	Partial Contribution*
$129,000 & over	$191,000 & over	No Contribution

*	Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Separate Account B (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations for the year or period then ended and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Life Insurance Company Separate Account B at December 31, 2013, the results of its operations for the year or period then ended, and the changes in its net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
May 1, 2014

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities

December 31, 2013

	AllianceBernstein	AllianceBernstein
	Small Cap	Small/Mid Cap
	Growth	Value
	Class A	Class A
	Division	Division
Assets
Investments in shares of mutual funds, at market	$6,182,753	$1,075,332

Liabilities	—	—
Net assets	$6,182,753	$1,075,332

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	198,058
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	4,641,204	648,020
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,541,549	229,254
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$6,182,753	$1,075,332

Investments in shares of mutual funds, at cost	$4,991,452	$1,009,877
Shares of mutual fund owned	263,432	46,978
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	17,417
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	174,332	57,009
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	61,252	20,244
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	11.37
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11.33
Principal Investment Plus Variable Annuity	26.62	11.37
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	25.17	11.32
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

American	American	American
Century VP	Century VP	Century VP	American	American	American	American
Income &	Inflation	MidCap	Century VP	Century VP	Century VP	Century VP
Growth	Protection	Value	Ultra	Ultra	Value	Vista
Class I	Class II	Class II	Class I	Class II	Class II	Class I
Division	Division	Division	Division	Division	Division	Division

$14,985,421	$78,840,003	$3,814,515	$4,099,519	$54,398,488	$19,713,172	$2,757,660

—	—	—	—	—	—	—
$14,985,421	$78,840,003	$3,814,515	$4,099,519	$54,398,488	$19,713,172	$2,757,660

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
3,215,711	—	—	—	—	—	—
63,545	—	—	—	—	—	—
11,610,021	—	1,214,822	4,015,178	—	19,208,287	—
96,144	—	70,631	84,341	—	504,885	—
—	65,364,484	2,010,144	—	44,189,948	—	2,005,396
—	13,475,519	518,918	—	10,208,540	—	752,264
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$14,985,421	$78,840,003	$3,814,515	$4,099,519	$54,398,488	$19,713,172	$2,757,660

$10,175,633	$82,721,618	$3,153,361	$2,453,146	$31,930,148	$15,470,587	$2,021,490
1,634,179	7,544,498	206,413	278,500	3,746,452	2,330,162	121,751

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
194,694	—	—	—	—	—	—
4,262	—	—	—	—	—	—
736,164	—	72,783	277,755	—	1,006,999	—
6,576	—	4,325	6,294	—	28,382	—
—	5,078,747	120,483	—	2,594,026	—	107,912
—	1,107,569	31,785	—	633,911	—	42,821
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
16.52	—	—	—	—	—	—
14.91	—	—	—	—	—	—
15.77	—	16.69	14.45	—	19.07	—
14.62	—	16.33	13.40	—	17.79	—
—	12.87	16.68	—	17.04	—	18.58
—	12.17	16.33	—	16.10	—	17.57
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013

		Bond &
		Mortgage
	Balanced	Securities
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$36,506,670	$201,686,143

Liabilities	—	—
Net assets	$36,506,670	$201,686,143

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	572,230	255,355
Premier Variable	2,817,316	2,711,405
Principal Freedom Variable Annuity	—	6,118,742
Principal Freedom Variable Annuity 2	—	389,257
The Principal Variable Annuity	32,873,809	80,110,978
The Principal Variable Annuity with Purchase Payment Credit Rider	243,315	1,624,135
Principal Investment Plus Variable Annuity	—	90,704,657
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	19,771,614
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$36,506,670	$201,686,143

Investments in shares of mutual funds, at cost	$28,167,624	$196,655,065
Shares of mutual fund owned	2,027,023	17,943,607
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	195,992	98,559
Premier Variable	925,037	1,003,076
Principal Freedom Variable Annuity	—	356,897
Principal Freedom Variable Annuity 2	—	30,397
The Principal Variable Annuity	1,238,396	3,497,931
The Principal Variable Annuity with Purchase Payment Credit Rider	9,916	76,718
Principal Investment Plus Variable Annuity	—	3,962,240
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	934,344
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	2.92	2.59
Premier Variable	3.05	2.70
Principal Freedom Variable Annuity	—	17.14
Principal Freedom Variable Annuity 2	—	12.81
The Principal Variable Annuity	26.55	22.90
The Principal Variable Annuity with Purchase Payment Credit Rider	24.54	21.17
Principal Investment Plus Variable Annuity	—	22.89
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	21.16
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

		Diversified		Diversified
Delaware		Balanced		Growth
Small Cap	Diversified	Managed	Diversified	Managed	Diversified	Diversified
Value	Balanced	Volatility	Growth	Volatility	Income	International
Service Class	Class 2	Class 2	Class 2	Class 2	Class 2	Class 1
Division	Division	Division	Division	Division	Division	Division

$262,065	$856,503,597	$876,873	$2,202,298,019	$3,978,950	$112,080,682	$183,014,987

—	—	—	—	—	—	—
$262,065	$856,503,597	$876,873	$2,202,298,019	$3,978,950	$112,080,682	$183,014,987

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	356,616
—	—	—	—	—	—	3,557,592
—	—	—	—	—	—	2,740,588
—	—	—	—	—	—	536,573
14,336	—	—	—	—	—	115,639,919
4,775	—	—	—	—	—	1,783,853
164,385	758,560,955	649,301	2,010,178,826	3,127,713	99,369,150	46,683,619
78,569	65,631,340	—	155,029,634	259,064	7,405,577	11,716,227
—	32,311,302	227,572	37,089,559	592,173	5,305,955	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$262,065	$856,503,597	$876,873	$2,202,298,019	$3,978,950	$112,080,682	$183,014,987

$243,598	$735,078,244	$869,666	$1,835,543,838	$3,932,711	$106,313,280	$141,184,368
6,303	62,701,581	86,137	150,842,330	387,434	9,848,918	12,307,665

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	112,069
—	—	—	—	—	—	1,071,805
—	—	—	—	—	—	155,905
—	—	—	—	—	—	41,544
1,258	—	—	—	—	—	4,066,996
421	—	—	—	—	—	67,872
14,429	56,391,896	64,472	140,583,241	309,065	8,875,417	1,642,541
6,922	4,997,634	—	11,105,529	25,619	667,914	445,971
—	2,402,100	22,597	2,593,937	58,515	473,922	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	3.18
—	—	—	—	—	—	3.32
—	—	—	—	—	—	17.58
—	—	—	—	—	—	12.91
11.40	—	—	—	—	—	28.43
11.36	—	—	—	—	—	26.28
11.39	13.45	10.07	14.30	10.12	11.20	28.42
11.35	13.13	10.06	13.96	10.11	11.09	26.27
—	13.45	10.07	14.30	10.12	11.20	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013

	Dreyfus IP	DWS
	Technology	Small Mid
	Growth	Cap Value
	Service Shares	Class B
	Division	Division
Assets
Investments in shares of mutual funds, at market	$4,605,048	$146,421

Liabilities	—	—
Net assets	$4,605,048	$146,421

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	12,134
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	3,639,451	88,855
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	965,597	45,432
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$4,605,048	$146,421

Investments in shares of mutual funds, at cost	$3,546,681	$133,344
Shares of mutual fund owned	258,420	8,578
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	1,066
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	169,659	7,806
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	47,616	4,006
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	11.39
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11.35
Principal Investment Plus Variable Annuity	21.45	11.38
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20.28	11.34
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
Equity	Contrafund	Contrafund	Equity-Income	Growth	Growth	Mid Cap
Income	Service	Service	Service	Service	Service	Service
Class 1	Class	Class 2	Class 2	Class	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$293,599,834	$51,075,598	$55,839,729	$39,708,357	$16,637,391	$8,345,883	$15,323,458

—	—	—	—	—	—	—
$293,599,834	$51,075,598	$55,839,729	$39,708,357	$16,637,391	$8,345,883	$15,323,458

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
69,772	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
60,882,901	50,512,722	—	27,765,291	16,527,940	—	—
876,253	562,876	—	475,155	109,451	—	—
191,596,482	—	46,913,865	9,137,194	—	6,103,626	13,017,027
40,174,426	—	8,925,864	2,330,717	—	2,242,257	2,306,431
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$293,599,834	$51,075,598	$55,839,729	$39,708,357	$16,637,391	$8,345,883	$15,323,458

$219,224,932	$37,453,599	$37,910,737	$35,541,943	$11,794,977	$5,335,390	$13,070,780
13,980,944	1,491,694	1,653,531	1,735,505	291,884	147,532	430,434

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
39,857	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
4,527,434	2,343,489	—	1,668,947	1,238,644	—	—
67,954	28,251	—	30,626	8,874	—	—
14,253,886	—	2,257,915	549,497	—	336,335	524,852
3,116,916	—	454,436	150,300	—	130,703	98,374
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1.75	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
13.45	21.55	—	16.64	13.34	—	—
12.89	19.92	—	15.51	12.33	—	—
13.44	—	20.78	16.63	—	18.15	24.80
12.89	—	19.64	15.51	—	17.16	23.45
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013

	Fidelity VIP	Franklin
	Overseas	Small Cap
	Service	Value Securities
	Class 2	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$45,762,035	$3,494,447

Liabilities	—	—
Net assets	$45,762,035	$3,494,447

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	159,023
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,276
Principal Investment Plus Variable Annuity	35,847,260	2,891,245
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,914,775	442,903
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$45,762,035	$3,494,447

Investments in shares of mutual funds, at cost	$33,560,719	$2,714,767
Shares of mutual fund owned	2,235,566	145,179
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	8,402
The Principal Variable Annuity with Purchase Payment Credit Rider	—	69
Principal Investment Plus Variable Annuity	2,015,435	152,820
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	589,677	23,979
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	18.93
The Principal Variable Annuity with Purchase Payment Credit Rider	—	18.48
Principal Investment Plus Variable Annuity	17.79	18.92
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	16.81	18.47
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

Goldman Sachs	Goldman Sachs	Government
VIT Mid Cap	VIT Structured	& High	International	Invesco		Invesco
Value	Small Cap	Quality	Emerging	American	Invesco	Global
Service	Equity Service	Bond	Markets	Franchise	Core Equity	Health Care
Class I	Class I	Class 1	Class 1	Series I	Series I	Series I
Division	Division	Division	Division	Division	Division	Division

$18,015,044	$7,163,725	$159,943,979	$74,988,427	$5,160,121	$23,622,775	$10,479,072

—	—	—	—	—	—	—
$18,015,044	$7,163,725	$159,943,979	$74,988,427	$5,160,121	$23,622,775	$10,479,072

$—	$—	$—	$—	$—	$—	$—
—	—	111,432	—	—	—	—
—	—	31,257	—	—	—	—
—	—	160,353	—	—	—	—
—	—	2,775,555	460,791	—	—	—
—	—	3,024,920	—	—	—	—
—	—	319,201	—	—	—	—
57,465	95,451	84,760,017	32,689,231	5,128,291	23,603,115	10,296,757
—	—	1,338,979	1,083,229	31,830	19,660	182,315
13,564,476	5,488,874	55,566,232	32,890,763	—	—	—
4,393,103	1,579,400	11,856,033	7,864,413	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$18,015,044	$7,163,725	$159,943,979	$74,988,427	$5,160,121	$23,622,775	$10,479,072

$14,207,679	$5,562,613	$163,861,265	$74,677,973	$3,812,097	$15,801,481	$6,649,572
966,472	475,363	15,483,444	4,704,418	101,918	614,696	357,404

—	—	—	—	—	—	—
—	—	34,914	—	—	—	—
—	—	8,587	—	—	—	—
—	—	63,128	—	—	—	—
—	—	1,042,314	122,125	—	—	—
—	—	253,843	—	—	—	—
—	—	26,926	—	—	—	—
2,649	5,482	7,261,224	975,856	383,029	1,604,926	540,294
—	—	118,280	34,984	2,401	1,446	10,320
625,442	315,357	4,762,345	982,339	—	—	—
214,274	95,991	1,047,773	254,107	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	3.19	—	—	—	—
—	—	3.64	—	—	—	—
—	—	2.54	—	—	—	—
—	—	2.66	3.77	—	—	—
—	—	11.92	—	—	—	—
—	—	11.86	—	—	—	—
21.70	17.41	11.67	33.50	13.39	14.71	19.06
20.51	16.46	11.32	30.96	13.26	13.59	17.67
21.69	17.41	11.67	33.48	—	—	—
20.50	16.45	11.32	30.95	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013

	Invesco	Invesco
	International	Midcap
	Growth	Growth
	Series I	Series I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$8,853,384	$1,672,057

Liabilities	—	—
Net assets	$8,853,384	$1,672,057

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	1,556,027
The Principal Variable Annuity with Purchase Payment Credit Rider	—	116,030
Principal Investment Plus Variable Annuity	8,079,342	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	774,042	—
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$8,853,384	$1,672,057

Investments in shares of mutual funds, at cost	$7,145,529	$257,055
Shares of mutual fund owned	250,662	312,534
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	117,437
The Principal Variable Annuity with Purchase Payment Credit Rider	—	8,846
Principal Investment Plus Variable Annuity	720,094	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	71,359	—
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	13.25
The Principal Variable Annuity with Purchase Payment Credit Rider	—	13.12
Principal Investment Plus Variable Annuity	11.22	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10.85	—
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

Invesco		Invesco
Small Cap	Invesco	Value	Janus Aspen	LargeCap	LargeCap	LargeCap
Equity	Technology	Opportunities	Enterprise	Blend II	Growth	Growth I
Series I	Series I	Series I	Service Shares	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$10,622,696	$3,425,535	$5,665,937	$9,930,569	$135,701,373	$55,521,900	$114,517,790

—	—	—	—	—	—	—
$10,622,696	$3,425,535	$5,665,937	$9,930,569	$135,701,373	$55,521,900	$114,517,790

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	769,023	—
—	—	—	—	—	4,182,518	489,848
—	—	—	—	—	—	1,867,099
—	—	—	—	—	—	120,279
3,934,074	3,334,214	—	9,842,091	44,715,603	35,840,890	94,550,178
59,570	91,321	—	88,478	1,068,356	185,181	516,616
5,517,665	—	4,629,975	—	72,435,727	11,430,181	13,978,073
1,111,387	—	1,035,962	—	17,481,687	3,114,107	2,995,697
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$10,622,696	$3,425,535	$5,665,937	$9,930,569	$135,701,373	$55,521,900	$114,517,790

$7,444,357	$2,635,187	$3,890,583	$5,001,872	$107,549,438	$38,015,807	$65,194,672
417,559	176,392	605,335	174,834	13,449,095	2,494,245	3,514,972

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	267,931	—
—	—	—	—	—	1,396,885	256,211
—	—	—	—	—	—	112,980
—	—	—	—	—	—	7,326
172,624	398,173	—	737,022	2,527,895	1,343,457	1,848,395
2,765	11,765	—	7,168	64,763	7,510	10,926
242,232	—	324,619	—	4,096,717	428,653	273,377
51,613	—	76,836	—	1,060,182	126,345	63,385
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	2.87	—
—	—	—	—	—	2.99	1.91
—	—	—	—	—	—	16.53
—	—	—	—	—	—	16.42
22.79	8.37	—	13.35	17.69	26.68	51.15
21.54	7.76	—	12.34	16.50	24.66	47.28
22.78	—	14.26	—	17.68	26.67	51.13
21.53	—	13.48	—	16.49	24.65	47.26
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013

	LargeCap
	S&P 500	LargeCap
	Index	Value
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$101,189,377	$95,525,368

Liabilities	—	—
Net assets	$101,189,377	$95,525,368

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$1,034,313
Pension Builder Plus	—	2,118,950
Pension Builder Plus – Rollover IRA	—	188,759
Personal Variable	—	404,727
Premier Variable	334,326	6,548,131
Principal Freedom Variable Annuity	8,606,447	3,176,431
Principal Freedom Variable Annuity 2	529,046	358,140
The Principal Variable Annuity	51,517,053	62,655,011
The Principal Variable Annuity with Purchase Payment Credit Rider	497,988	334,819
Principal Investment Plus Variable Annuity	32,949,885	13,957,520
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,754,632	4,628,820
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	(6)
Pension Builder Plus – Rollover IRA	—	119,753
Total net assets	$101,189,377	$95,525,368

Investments in shares of mutual funds, at cost	$64,508,595	$72,375,261
Shares of mutual fund owned	7,562,734	2,643,935
Accumulation units outstanding:
Bankers Flexible Annuity	—	18,355
Pension Builder Plus	—	238,580
Pension Builder Plus - Rollover IRA	—	17,904
Personal Variable	—	88,822
Premier Variable	189,433	1,370,925
Principal Freedom Variable Annuity	563,697	204,071
Principal Freedom Variable Annuity 2	34,316	25,120
The Principal Variable Annuity	3,579,035	1,726,014
The Principal Variable Annuity with Purchase Payment Credit Rider	37,428	9,978
Principal Investment Plus Variable Annuity	2,290,149	384,665
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	507,898	138,009
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$55.42
Pension Builder Plus	—	8.88
Pension Builder Plus - Rollover IRA	—	10.60
Personal Variable	—	4.56
Premier Variable	1.76	4.78
Principal Freedom Variable Annuity	15.27	15.57
Principal Freedom Variable Annuity 2	15.42	14.26
The Principal Variable Annuity	14.39	36.30
The Principal Variable Annuity with Purchase Payment Credit Rider	13.31	33.55
Principal Investment Plus Variable Annuity	14.39	36.29
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.30	33.54
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	11,298
Annuitized unit value:
Bankers Flexible Annuity	$—	$55.42
Pension Builder Plus – Rollover IRA	—	10.59

See accompanying notes.

					Neuberger	Neuberger
					Berman AMT	Berman AMT
MFS VIT	MFS VIT	MFS VIT		Money	Large Cap	Small-Cap
New Discovery	Utilities	Value	MidCap	Market	Value	Growth
Service Class	Service Class	Service Class	Class 1	Class 1	I Class	S Class
Division	Division	Division	Division	Division	Division	Division

$598,176	$8,630,767	$4,442,463	$412,319,056	$65,639,356	$5,443,204	$3,748,069

—	—	—	—	—	—	—
$598,176	$8,630,767	$4,442,463	$412,319,056	$65,639,356	$5,443,204	$3,748,069

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	98,627	—	—
—	—	—	—	1	—	—
—	—	—	1,141,613	461,113	—	—
—	—	—	7,032,462	3,421,301	—	—
—	—	—	9,810,250	2,265,135	—	—
—	—	—	702,992	266,413	—	—
221,155	—	—	235,044,769	29,244,834	—	—
4,861	—	—	2,411,659	680,382	—	—
252,003	7,284,778	3,688,098	129,767,944	24,907,568	4,369,967	2,712,855
120,157	1,345,989	754,365	26,407,367	4,293,982	1,073,237	1,035,214
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$598,176	$8,630,767	$4,442,463	$412,319,056	$65,639,356	$5,443,204	$3,748,069

$555,965	$7,802,627	$3,551,221	$238,921,738	$65,639,355	$3,926,142	$2,401,149
28,457	274,254	233,445	6,944,906	65,639,355	361,915	194,705

—	—	—	—	—	—	—
—	—	—	—	45,628	—	—
—	—	—	—	—	—	—
—	—	—	141,599	287,812	—	—
—	—	—	836,042	2,035,317	—	—
—	—	—	247,200	188,818	—	—
—	—	—	32,643	25,626	—	—
18,679	—	—	3,211,498	2,147,550	—	—
412	—	—	35,648	54,051	—	—
21,294	357,526	183,628	1,773,817	1,829,946	247,413	182,483
10,191	67,920	38,617	390,504	341,292	64,278	73,662
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	2.16	—	—
—	—	—	—	2.42	—	—
—	—	—	8.06	1.60	—	—
—	—	—	8.41	1.68	—	—
—	—	—	39.69	12.00	—	—
—	—	—	21.53	10.41	—	—
11.84	—	—	73.19	13.62	—	—
11.80	—	—	67.65	12.59	—	—
11.83	20.38	20.09	73.16	13.61	17.66	14.87
11.79	19.82	19.54	67.62	12.58	16.70	14.05
—	—	—	—	13.61	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013
Neuberger
	Berman AMT	Oppenheimer
	Socially	Main Street
	Responsive	Small Cap
	I Class	Service Shares
	Division	Division
Assets
Investments in shares of mutual funds, at market	$7,438,725	$377,606

Liabilities	—	—
Net assets	$7,438,725	$377,606

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	372,827
The Principal Variable Annuity with Purchase Payment Credit Rider	—	4,779
Principal Investment Plus Variable Annuity	6,118,307	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,320,418	—
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$7,438,725	$377,606

Investments in shares of mutual funds, at cost	$4,794,611	$354,684
Shares of mutual fund owned	342,483	13,716
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	32,324
The Principal Variable Annuity with Purchase Payment Credit Rider	—	416
Principal Investment Plus Variable Annuity	315,141	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	71,946	—
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	—	—
The Principal Variable Annuity	—	11.53
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11.49
Principal Investment Plus Variable Annuity	19.42	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	18.35	—
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

				Principal
PIMCO	PIMCO	PIMCO	Principal	LifeTime	Principal	Principal
All Asset	High Yield	Total Return	Capital	Strategic	LifeTime	LifeTime
Administrative	Administrative	Administrative	Appreciation	Income	2010	2020
Class	Class	Class	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$4,993,775	$14,203,857	$31,116,303	$16,817,350	$24,405,646	$36,993,565	$176,093,682

—	—	—	—	—	—	—
$4,993,775	$14,203,857	$31,116,303	$16,817,350	$24,405,646	$36,993,565	$176,093,682

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	44,666	819,145	2,297,840	4,721,574
—	—	—	—	3,614,551	1,932,907	6,338,764
—	—	—	—	549	574	596
4,235,298	12,671,065	28,610,677	13,552,211	17,175,816	29,526,163	132,929,962
758,477	1,532,792	2,505,626	3,220,473	2,795,585	3,236,081	32,102,786
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$4,993,775	$14,203,857	$31,116,303	$16,817,350	$24,405,646	$36,993,565	$176,093,682

$5,204,755	$14,099,138	$32,522,182	$15,036,955	$21,758,934	$31,851,454	$147,045,225
458,987	1,760,081	2,833,907	687,826	2,161,705	3,010,054	12,929,052

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	3,019	66,603	176,250	342,638
—	—	—	—	265,737	130,400	392,709
—	—	—	—	43	41	39
291,810	932,325	2,344,538	934,986	1,263,258	1,993,170	8,238,620
53,731	115,522	211,113	231,268	217,465	231,046	2,104,351
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	14.80	12.30	13.04	13.78
—	—	—	—	13.60	14.82	16.14
—	—	—	—	12.86	14.01	15.26
14.51	13.60	12.21	14.50	13.60	14.81	16.14
14.12	13.28	11.87	13.93	12.86	14.01	15.26
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013

	Principal	Principal
	LifeTime	LifeTime
	2030	2040
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$72,233,052	$13,052,660

Liabilities	—	—
Net assets	$72,233,052	$13,052,660

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	2,910,963	345,204
The Principal Variable Annuity	2,185,465	432,820
The Principal Variable Annuity with Purchase Payment Credit Rider	607	624
Principal Investment Plus Variable Annuity	55,835,404	10,588,542
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,300,613	1,685,470
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$72,233,052	$13,052,660

Investments in shares of mutual funds, at cost	$49,589,286	$10,147,326
Shares of mutual fund owned	5,141,143	873,672
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	210,829	24,493
The Principal Variable Annuity	135,148	25,761
The Principal Variable Annuity with Purchase Payment Credit Rider	40	39
Principal Investment Plus Variable Annuity	3,454,139	630,466
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	739,394	106,143
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	—
Principal Freedom Variable Annuity	—	—
Principal Freedom Variable Annuity 2	13.81	14.09
The Principal Variable Annuity	16.17	16.80
The Principal Variable Annuity with Purchase Payment Credit Rider	15.29	15.89
Principal Investment Plus Variable Annuity	16.16	16.79
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	15.28	15.88
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

			SAM	SAM	SAM	SAM
Principal		SAM	Conservative	Conservative	Flexible	Strategic
LifeTime	Real Estate	Balanced	Balanced	Growth	Income	Growth
2050	Securities	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$8,353,861	$72,397,893	$775,902,638	$177,876,103	$89,641,980	$185,636,430	$57,654,411

—	—	—	—	—	—	—
$8,353,861	$72,397,893	$775,902,638	$177,876,103	$89,641,980	$185,636,430	$57,654,411

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	125,507	316,450	—	—	—	—
—	—	—	—	—	—	—
195,264	186,487	1,781,850	1,721,431	1,519,973	2,149,923	1,045,249
625,685	41,966,026	67,867,922	18,226,645	15,506,277	33,322,120	10,761,399
13,712	908,119	1,567,052	350,319	427,876	732,765	38,314
6,301,969	23,366,063	623,189,233	136,844,914	56,621,599	124,190,572	32,707,571
1,217,231	5,845,691	81,180,131	20,732,794	15,566,255	25,241,050	13,101,878
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$8,353,861	$72,397,893	$775,902,638	$177,876,103	$89,641,980	$185,636,430	$57,654,411

$6,523,263	$60,195,214	$575,097,332	$147,483,870	$65,733,577	$167,296,596	$39,655,763
558,413	4,238,752	41,872,782	13,284,250	4,351,552	13,530,352	2,448,170

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	34,159	166,508	—	—	—	—
—	—	—	—	—	—	—
13,849	13,484	131,136	127,330	114,864	157,701	79,891
37,061	1,058,375	5,096,703	1,375,692	1,195,769	2,494,163	839,346
859	24,777	122,491	27,522	34,345	57,089	3,111
373,429	589,562	46,819,317	10,333,074	4,368,166	9,299,491	2,552,074
76,287	159,567	6,348,226	1,629,507	1,249,978	1,967,317	1,064,098
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	3.67	1.90	—	—	—	—
—	—	—	—	—	—	—
14.10	13.83	13.59	13.52	13.23	13.63	13.08
16.88	39.65	13.32	13.25	12.97	13.36	12.82
15.96	36.65	12.79	12.73	12.46	12.84	12.32
16.88	39.63	13.31	13.24	12.96	13.35	12.82
15.96	36.64	12.79	12.72	12.45	12.83	12.31
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2013

	Short-Term	SmallCap
	Income	Blend
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$153,215,845	$34,644,304

Liabilities	—	—
Net assets	$153,215,845	$34,644,304

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	93,709
Principal Freedom Variable Annuity	1,873,115	3,457,694
Principal Freedom Variable Annuity 2	91,365	112,539
The Principal Variable Annuity	23,341,628	29,405,009
The Principal Variable Annuity with Purchase Payment Credit Rider	543,808	288,602
Principal Investment Plus Variable Annuity	107,451,938	808,311
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,913,991	478,440
Principal Lifetime Income Solutions	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Total net assets	$153,215,845	$34,644,304

Investments in shares of mutual funds, at cost	$151,185,432	$21,593,319
Shares of mutual fund owned	59,156,697	2,512,277
Accumulation units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	45,078
Principal Freedom Variable Annuity	158,638	133,110
Principal Freedom Variable Annuity 2	7,779	7,050
The Principal Variable Annuity	2,018,056	1,468,802
The Principal Variable Annuity with Purchase Payment Credit Rider	48,480	15,596
Principal Investment Plus Variable Annuity	9,294,215	40,394
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,776,137	25,867
Principal Lifetime Income Solutions	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus	—	—
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	—	—
Premier Variable	—	2.08
Principal Freedom Variable Annuity	11.81	25.98
Principal Freedom Variable Annuity 2	11.75	15.96
The Principal Variable Annuity	11.57	20.02
The Principal Variable Annuity with Purchase Payment Credit Rider	11.22	18.51
Principal Investment Plus Variable Annuity	11.56	20.01
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11.21	18.50
Principal Lifetime Income Solutions	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—
Pension Builder Plus – Rollover IRA	—	—
Annuitized unit value:
Bankers Flexible Annuity	$—	$—
Pension Builder Plus – Rollover IRA	—	—

See accompanying notes.

					Van Eck
		T. Rowe Price	T. Rowe Price	Templeton	Global
SmallCap	SmallCap	Blue Chip	Health	Growth	Hard Assets
Growth II	Value I	Growth	Sciences	Securities	Service
Class 1	Class 1	Portfolio II	Portfolio II	Class 2	Class
Division	Division	Division	Division	Division	Division

$33,879,548	$83,431,804	$11,456,244	$21,392,561	$1,071,086	$8,885,166

—	—	—	—	—	—
$33,879,548	$83,431,804	$11,456,244	$21,392,561	$1,071,086	$8,885,166

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
158,552	351,675	—	—	—	—
944,133	—	—	—	1,071,086	—
45,455	212,936	—	—	—	—
21,379,568	32,739,736	—	—	—	2,305,663
184,656	422,664	—	—	—	19,008
9,192,390	41,214,751	9,755,482	17,024,351	—	5,523,673
1,974,794	8,490,042	1,700,762	4,368,210	—	1,036,822
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
$33,879,548	$83,431,804	$11,456,244	$21,392,561	$1,071,086	$8,885,166

$21,738,841	$47,795,310	$7,392,234	$14,416,736	$819,443	$9,073,654
1,850,330	3,837,709	617,587	717,871	70,327	290,840

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
121,181	121,670	—	—	—	—
61,236	—	—	—	48,820	—
2,881	14,180	—	—	—	—
1,281,085	928,629	—	—	—	150,968
11,971	12,970	—	—	—	1,280
551,072	1,169,491	477,519	496,684	—	361,828
128,081	260,625	88,065	134,811	—	69,831
—	—	—	—	—	—

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
1.31	2.89	—	—	—	—
15.42	—	—	—	21.94	—
15.78	15.02	—	—	—	—
16.69	35.26	—	—	—	15.27
15.43	32.59	—	—	—	14.85
16.68	35.24	20.43	34.28	—	15.27
15.42	32.58	19.31	32.40	—	14.85
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year ended December 31, 2013

	AllianceBernstein	AllianceBernstein
	Small Cap	Small/Mid Cap
	Growth	Value
	Class A	Class A
	Division	Division (1)
Investment income (loss)
Income:
Dividends	$—	$1,067

Expenses:
Mortality and expense risks	62,911	3,224
Administrative charges	3,526	318
Separate account rider charges	7,648	308
Net investment income (loss)	(74,085)	(2,783)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	168,000	764
Capital gains distributions	771,697	9,902
Total realized gains (losses) on investments	939,697	10,666

Change in net unrealized appreciation or depreciation of
investments	953,491	65,455

Net gains (losses) on investments	1,819,103	73,338

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,819,103	$73,338

(1) Commenced operations May 20, 2013.

See accompanying notes.

American	American	American
Century VP	Century VP	Century VP	American	American	American	American
Income &	Inflation	MidCap	Century VP	Century VP	Century VP	Century VP
Growth	Protection	Value	Ultra	Ultra	Value	Vista
Class I	Class II	Class II	Class I	Class II	Class II	Class I
Division	Division	Division	Division	Division	Division	Division

$307,135	$1,326,390	$33,944	$21,550	$240,984	$293,062	$—

162,706	1,026,323	39,967	48,168	706,417	246,787	32,593
2,353	48,672	1,621	830	35,075	4,092	1,699
2,200	95,640	2,194	1,029	74,551	7,203	4,420
139,876	155,755	(9,838)	(28,477)	(575,059)	34,980	(38,712)

566,865	1,350,225	186,084	296,679	4,590,171	109,311	112,367
—	2,986,444	44,564	—	—	—	—
566,865	4,336,669	230,648	296,679	4,590,171	109,311	112,367

3,377,547	(12,950,643)	548,170	900,103	12,826,675	4,970,892	568,574

4,084,288	(8,458,219)	768,980	1,168,305	16,841,787	5,115,183	642,229

—	—	—	—	—	—	—

$4,084,288	$(8,458,219)	$768,980	$1,168,305	$16,841,787	$5,115,183	$642,229

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

		Bond &
		Mortgage
	Balanced	Securities
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$643,034	$7,082,507

Expenses:
Mortality and expense risks	428,368	2,640,380
Administrative charges	6,846	86,102
Separate account rider charges	3,303	159,233
Net investment income (loss)	204,517	4,196,792

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	840,371	(797,542)
Capital gains distributions	—	—
Total realized gains (losses) on investments	840,371	(797,542)

Change in net unrealized appreciation or depreciation of
investments	4,978,572	(8,309,052)

Net gains (losses) on investments	6,023,460	(4,909,802)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$6,023,460	$(4,909,802)

(1) Commenced operations May 20, 2013.
(2) Commenced operations December 2, 2013.

See accompanying notes.

		Diversified		Diversified
Delaware		Balanced		Growth
Small Cap	Diversified	Managed	Diversified	Managed	Diversified	Diversified
Value	Balanced	Volatility	Growth	Volatility	Income	International
Service Class	Class 2	Class 2	Class 2	Class 2	Class 2	Class 1
Division (1)	Division	Division (2)	Division	Division (2)	Division	Division

$—	$2,454,104	$—	$7,696,695	$—	$92,208	$5,119,533

724	9,072,446	395	20,894,385	1,399	1,022,195	2,221,359
76	504,813	47	1,238,726	168	60,968	60,271
142	329,400	—	700,409	57	37,191	96,989
(942)	(7,452,555)	(442)	(15,136,825)	(1,624)	(1,028,146)	2,740,914

129	4,210,131	2	2,364,561	1,546	883,672	(3,372,412)
—	9,062,571	—	15,426,166	—	46,498	—
129	13,272,702	2	17,790,727	1,546	930,170	(3,372,412)

18,467	71,783,424	7,207	248,211,765	46,239	5,186,608	29,465,643

17,654	77,603,571	6,767	250,865,667	46,161	5,088,632	28,834,145

—	—	—	—	—	—	—

$17,654	$77,603,571	$6,767	$250,865,667	$46,161	$5,088,632	$28,834,145

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

	Dreyfus IP	DWS
	Technology	Small Mid
	Growth	Cap Value
	Service Shares	Class B
	Division	Division (1)
Investment income (loss)
Income:
Dividends	$—	$—

Expenses:
Mortality and expense risks	46,089	477
Administrative charges	2,505	50
Separate account rider charges	4,714	51
Net investment income (loss)	(53,308)	(578)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	167,341	(5)
Capital gains distributions	—	—
Total realized gains (losses) on investments	167,341	(5)

Change in net unrealized appreciation or depreciation of
investments	901,028	13,077

Net gains (losses) on investments	1,015,061	12,494

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,015,061	$12,494

(1) Commenced operations May 20, 2013.

See accompanying notes.

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
Equity	Contrafund	Contrafund	Equity-Income	Growth	Growth	Mid Cap
Income	Service	Service	Service	Service	Service	Service
Class 1	Class	Class 2	Class 2	Class	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$9,025,938	$455,628	$430,259	$853,078	$28,385	$3,435	$37,518

3,676,176	613,639	664,811	488,431	192,677	93,213	157,393
157,354	10,359	34,238	12,806	3,347	4,971	8,613
292,292	7,027	54,400	21,504	1,445	13,285	12,540
4,900,116	(175,397)	(323,190)	330,337	(169,084)	(108,034)	(141,028)

5,435,449	1,483,384	520,355	(61,046)	447,115	302,431	424,433
—	13,357	15,067	2,521,423	10,242	5,227	1,782,474
5,435,449	1,496,741	535,422	2,460,377	457,357	307,658	2,206,907

56,391,519	11,345,847	13,331,309	6,221,646	4,285,177	1,986,013	1,625,887

66,727,084	12,667,191	13,543,541	9,012,360	4,573,450	2,185,637	3,691,766

—	—	—	—	—	—	—

$66,727,084	$12,667,191	$13,543,541	$9,012,360	$4,573,450	$2,185,637	$3,691,766

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

	Fidelity VIP	Franklin
	Overseas	Small Cap
	Service	Value Securities
	Class 2	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$496,547	$30,767

Expenses:
Mortality and expense risks	565,494	31,789
Administrative charges	28,583	1,774
Separate account rider charges	64,716	2,024
Net investment income (loss)	(162,246)	(4,820)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,160,927)	199,684
Capital gains distributions	160,710	39,706
Total realized gains (losses) on investments	(1,000,217)	239,390

Change in net unrealized appreciation or depreciation of
investments	12,489,974	515,433

Net gains (losses) on investments	11,327,511	750,003

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$11,327,511	$750,003

(1) Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.

See accompanying notes.

Goldman Sachs	Goldman Sachs	Government
VIT Mid Cap	VIT Structured	& High	International	Invesco		Invesco
Value	Small Cap	Quality	Emerging	American	Invesco	Global
Service	Equity Service	Bond	Markets	Franchise	Core Equity	Health Care
Class I	Class I	Class 1	Class 1	Series I	Series I	Series I
Division	Division	Division	Division	Division (1)	Division	Division

$141,371	$65,139	$6,823,232	$1,844,242	$19,899	$310,402	$65,231

211,823	82,117	2,187,337	975,847	58,358	289,748	116,782
10,809	4,302	62,057	32,396	1,008	4,830	2,080
27,231	9,058	101,858	62,414	213	939	1,715
(108,492)	(30,338)	4,471,980	773,585	(39,680)	14,885	(55,346)

422,757	554,269	304,154	(786,418)	114,082	1,222,944	803,614
1,364,067	822,223	—	—	—	—	—
1,786,824	1,376,492	304,154	(786,418)	114,082	1,222,944	803,614

2,866,707	545,201	(9,029,643)	(4,916,429)	1,455,481	4,405,622	2,224,613

4,545,039	1,891,355	(4,253,509)	(4,929,262)	1,529,883	5,643,451	2,972,881

—	—	—	—	—	—	—

$4,545,039	$1,891,355	$(4,253,509)	$(4,929,262)	$1,529,883	$5,643,451	$2,972,881

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

	Invesco	Invesco
	International	MidCap
	Growth	Growth
	Series I	Series I
	Division	Division (1)
Investment income (loss)
Income:
Dividends	$106,808	$5,832

Expenses:
Mortality and expense risks	98,185	18,678
Administrative charges	5,227	322
Separate account rider charges	4,360	904
Net investment income (loss)	(964)	(14,072)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	163,042	(120,251)
Capital gains distributions	—	—
Total realized gains (losses) on investments	163,042	(120,251)

Change in net unrealized appreciation or depreciation of
investments	1,131,331	589,044

Net gains (losses) on investments	1,293,409	454,721

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,293,409	$454,721

(1) Represented the operations of Invesco Van Kampen MidCap Growth Series I Division until May 20, 2013.
(2) Represented the operations of Invesco Van Kampen Value Opportunities Series I Division until May 20, 2013.

See accompanying notes.

Invesco		Invesco
Small Cap	Invesco	Value	Janus Aspen	LargeCap	LargeCap	LargeCap
Equity	Technology	Opportunities	Enterprise	Blend II	Growth	Growth I
Series I	Series I	Series I	Service Shares	Class 1	Class 1	Class 1
Division	Division	Division (2)	Division	Division	Division	Division

$802	$—	$76,882	$35,016	$1,919,155	$753,811	$395,976

120,344	40,815	65,786	119,790	1,709,799	616,766	1,300,728
4,693	685	3,464	2,033	66,101	16,195	28,873
6,433	1,145	5,618	1,010	134,126	19,232	24,610
(130,668)	(42,645)	2,014	(87,817)	9,129	101,618	(958,235)

886,207	387,924	335,007	1,023,234	(1,917,902)	3,119,062	6,524,910
96,332	266,089	—	—	—	—	3,113,998
982,539	654,013	335,007	1,023,234	(1,917,902)	3,119,062	9,638,908

2,058,859	82,670	1,099,438	1,599,808	37,257,959	11,305,021	22,384,228

2,910,730	694,038	1,436,459	2,535,225	35,349,186	14,525,701	31,064,901

—	—	—	—	—	—	—

$2,910,730	$694,038	$1,436,459	$2,535,225	$35,349,186	$14,525,701	$31,064,901

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

	LargeCap
	S&P 500	LargeCap
	Index	Value
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$1,161,376	$2,319,601

Expenses:
Mortality and expense risks	1,147,938	1,078,122
Administrative charges	34,302	24,404
Separate account rider charges	48,225	31,684
Net investment income (loss)	(69,089)	1,185,391

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,777,203	1,162,324
Capital gains distributions	741,254	—
Total realized gains (losses) on investments	4,518,457	1,162,324

Change in net unrealized appreciation or depreciation of
investments	20,455,869	20,967,543

Net gains (losses) on investments	24,905,237	23,315,258

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$24,905,237	$23,315,258

(1) Commenced operations May 20, 2013.
(2) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

See accompanying notes.

					Neuberger	Neuberger
					Berman AMT	Berman AMT
MFS VIT	MFS VIT	MFS VIT		Money	Large Cap	Small-Cap
New Discovery	Utilities	Value	MidCap	Market	Value	Growth
Service Class	Service Class	Service Class	Class 1	Class 1	I Class	S Class
Division (1)	Division	Division	Division (2)	Division	Division	Division

$—	$147,148	$41,963	$5,711,868	$23	$59,156	$—

1,754	89,441	46,466	4,839,091	832,502	66,974	42,829
145	4,679	2,705	144,980	25,783	3,320	2,296
164	6,733	4,012	202,295	40,724	7,178	6,012
(2,063)	46,295	(11,220)	525,502	(898,986)	(18,316)	(51,137)

1,983	312,351	242,697	23,144,674	—	368,928	402,088
985	130,941	12,877	18,214,847	—	—	—
2,968	443,292	255,574	41,359,521	—	368,928	402,088

42,211	632,778	755,665	67,513,872	—	1,032,904	890,343

43,116	1,122,365	1,000,019	109,398,895	(898,986)	1,383,516	1,241,294

—	—	—	—	—	—	—

$43,116	$1,122,365	$1,000,019	$109,398,895	$(898,986)	$1,383,516	$1,241,294

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

	Neuberger
	Berman AMT	Oppenheimer
	Socially	Main Street
	Responsive	Small Cap
	I Class	Service Shares
	Division	Division (1)
Investment income (loss)
Income:
Dividends	$48,903	$71

Expenses:
Mortality and expense risks	90,050	1,245
Administrative charges	4,636	47
Separate account rider charges	7,539	2
Net investment income (loss)	(53,322)	(1,223)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	902,466	2,078
Capital gains distributions	—	123
Total realized gains (losses) on investments	902,466	2,201

Change in net unrealized appreciation or depreciation of
investments	1,328,000	22,922

Net gains (losses) on investments	2,177,144	23,900

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$2,177,144	$23,900

(1) Commenced operations May 20, 2013.

See accompanying notes.

				Principal
PIMCO	PIMCO	PIMCO	Principal	LifeTime	Principal	Principal
All Asset	High Yield	Total Return	Capital	Strategic	LifeTime	LifeTime
Administrative	Administrative	Administrative	Appreciation	Income	2010	2020
Class	Class	Class	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$245,463	$872,473	$802,773	$952,544	$682,461	$891,975	$3,726,816

68,836	199,599	460,793	174,765	312,323	461,982	2,169,923
3,012	8,554	20,276	9,573	13,465	21,028	103,613
5,863	16,689	25,044	15,149	17,695	26,335	215,498
167,752	647,631	296,660	753,057	338,978	382,630	1,237,782

66,220	390,539	(33,561)	305,209	(13,705)	4,592	719,851
—	—	271,861	2,242,752	—	—	—
66,220	390,539	238,300	2,547,961	(13,705)	4,592	719,851

(354,729)	(644,617)	(1,931,417)	407,023	558,681	2,957,518	21,489,175

(120,757)	393,553	(1,396,457)	3,708,041	883,954	3,344,740	23,446,808

—	—	—	—	—	—	—

$(120,757)	$393,553	$(1,396,457)	$3,708,041	$883,954	$3,344,740	$23,446,808

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

	Principal	Principal
	LifeTime	LifeTime
	2030	2040
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$1,336,672	$198,883

Expenses:
Mortality and expense risks	853,299	156,635
Administrative charges	41,583	7,781
Separate account rider charges	64,963	10,530
Net investment income (loss)	376,827	23,937

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	924,780	158,490
Capital gains distributions	338,414	—
Total realized gains (losses) on investments	1,263,194	158,490

Change in net unrealized appreciation or depreciation of
investments	9,357,480	2,183,099

Net gains (losses) on investments	10,997,501	2,365,526

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$10,997,501	$2,365,526

See accompanying notes.

			SAM	SAM	SAM	SAM
Principal		SAM	Conservative	Conservative	Flexible	Strategic
LifeTime	Real Estate	Balanced	Balanced	Growth	Income	Growth
2050	Securities	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$116,785	$998,394	$18,361,257	$4,944,638	$1,429,712	$6,474,168	$725,559

91,353	976,394	9,385,574	2,146,344	968,718	2,350,952	626,055
4,550	27,848	452,716	100,867	45,061	99,938	29,404
7,477	50,916	490,092	131,975	85,666	161,572	67,100
13,405	(56,764)	8,032,875	2,565,452	330,267	3,861,706	3,000

44,470	1,306,500	15,276,759	5,956,939	2,286,381	7,806,237	1,108,086
—	—	8,948,529	1,768,404	—	2,436,903	—
44,470	1,306,500	24,225,288	7,725,343	2,286,381	10,243,140	1,108,086

1,416,208	894,250	79,238,189	6,022,942	12,434,806	(2,827,391)	10,293,258

1,474,083	2,143,986	111,496,352	16,313,737	15,051,454	11,277,455	11,404,344

—	—	—	—	—	—	—

$1,474,083	$2,143,986	$111,496,352	$16,313,737	$15,051,454	$11,277,455	$11,404,344

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year ended December 31, 2013

	Short-Term	SmallCap
	Income	Blend
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$2,999,080	$100,622

Expenses:
Mortality and expense risks	1,991,975	369,597
Administrative charges	85,799	6,555
Separate account rider charges	143,504	4,725
Net investment income (loss)	777,802	(280,255)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,251,473	1,474,158
Capital gains distributions	—	—
Total realized gains (losses) on investments	1,251,473	1,474,158

Change in net unrealized appreciation or depreciation of
investments	(2,420,046)	10,375,393

Net gains (losses) on investments	(390,771)	11,569,296

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$(390,771)	$11,569,296

See accompanying notes.

					Van Eck
		T. Rowe Price	T. Rowe Price	Templeton	Global
SmallCap	SmallCap	Blue Chip	Health	Growth	Hard Assets
Growth II	Value I	Growth	Sciences	Securities	Service
Class 1	Class 1	Portfolio II	Portfolio II	Class 2	Class
Division	Division	Division	Division	Division	Division

$—	$851,948	$—	$—	$27,083	$40,372

367,892	1,013,647	119,874	212,403	8,708	102,085
10,830	37,733	6,556	12,360	—	4,422
13,155	64,182	7,986	21,453	—	6,117
(391,877)	(263,614)	(134,416)	(246,216)	18,375	(72,252)

1,265,464	3,523,697	742,074	1,580,886	17,674	(573,782)
—	—	—	859,798	—	156,511
1,265,464	3,523,697	742,074	2,440,684	17,674	(417,271)

10,184,722	22,658,070	2,585,049	4,258,517	236,298	1,189,309

11,058,309	25,918,153	3,192,707	6,452,985	272,347	699,786

—	—	—	—	—	—

$11,058,309	$25,918,153	$3,192,707	$6,452,985	$272,347	$699,786

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets

	Years ended December 31, 2013 and 2012, except as noted

	AllianceBernstein
	Small Cap
	Growth
	Class A
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(74,085)	$(62,154)
Total realized gains (losses) on investments	939,697	559,171
Change in net unrealized appreciation or depreciation of investments	953,491	19,940
Net gains (losses) from investments	1,819,103	516,957

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,819,103	516,957

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,367,497	1,923,650
Administration charges	(697)	(486)
Contingent sales charges	(4,681)	(2,237)
Contract terminations	(329,539)	(93,744)
Death benefit payments	—	—
Flexible withdrawal option payments	(19,931)	(19,452)
Transfers to other contracts	(796,987)	(2,360,395)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	215,662	(552,664)
Total increase (decrease)	2,034,765	(35,707)

Net assets at beginning of period	4,147,988	4,183,695
Net assets at end of period	$6,182,753	$4,147,988

(1) Commenced operations May 20, 2013.

See accompanying notes.

	American		American
AllianceBernstein	Century VP		Century VP
Small/Mid Cap	Income &		Inflation
Value	Growth		Protection
Class A	Class I		Class II
Division (1)	Division		Division
2013	2013	2012	2013	2012

$(2,783)	$139,876	$111,890	$155,755	$943,370
10,666	566,865	125,196	4,336,669	3,533,562
65,455	3,377,547	1,459,859	(12,950,643)	671,859
73,338	4,084,288	1,696,945	(8,458,219)	5,148,791

—	—	—	—	—

73,338	4,084,288	1,696,945	(8,458,219)	5,148,791

1,018,060	2,135,473	1,703,575	25,339,967	17,887,469
—	(1,855)	(2,210)	(438,184)	(626,414)
(4)	(3,559)	(5,118)	(90,331)	(86,777)
(887)	(1,879,657)	(1,795,709)	(6,359,227)	(3,637,068)
—	(74,554)	(273,576)	(303,050)	(407,407)
(1,324)	(181,392)	(198,916)	(2,108,167)	(2,124,307)
(13,851)	(1,838,559)	(1,838,022)	(17,902,858)	(9,764,779)
—	—	—	—	—
1,001,994	(1,844,103)	(2,409,976)	(1,861,850)	1,240,717
1,075,332	2,240,185	(713,031)	(10,320,069)	6,389,508

—	12,745,236	13,458,267	89,160,072	82,770,564
$1,075,332	$14,985,421	$12,745,236	$78,840,003	$89,160,072

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	American
	Century VP
	MidCap
	Value
	Class II
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(9,838)	$13,063
Total realized gains (losses) on investments	230,648	92,641
Change in net unrealized appreciation or depreciation of investments	548,170	184,917
Net gains (losses) from investments	768,980	290,621

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	768,980	290,621

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,001,893	1,832,419
Administration charges	(321)	(250)
Contingent sales charges	(3,785)	(896)
Contract terminations	(450,282)	(179,701)
Death benefit payments	(5,577)	(2,610)
Flexible withdrawal option payments	(19,048)	(9,912)
Transfers to other contracts	(1,069,551)	(1,113,906)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	453,329	525,144
Total increase (decrease)	1,222,309	815,765

Net assets at beginning of period	2,592,206	1,776,441
Net assets at end of period	$3,814,515	$2,592,206

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
Ultra		Ultra		Value
Class I		Class II		Class II
Division		Division		Division
2013	2012	2013	2012	2013	2012

$(28,477)	$(54,260)	$(575,059)	$(789,329)	$34,980	$76,580
296,679	144,995	4,590,171	1,157,043	109,311	(935,375)
900,103	378,505	12,826,675	6,537,287	4,970,892	3,361,937
1,168,305	469,240	16,841,787	6,905,001	5,115,183	2,503,142

—	—	—	—	—	—

1,168,305	469,240	16,841,787	6,905,001	5,115,183	2,503,142

511,488	1,008,607	5,026,808	5,647,056	2,765,007	3,293,141
(607)	(905)	(347,785)	(486,103)	(3,991)	(5,561)
(1,007)	(2,054)	(64,968)	(61,512)	(6,457)	(8,741)
(513,202)	(686,201)	(4,573,711)	(2,578,131)	(3,291,486)	(2,920,457)
(34,953)	(21,126)	(167,401)	(272,143)	(133,904)	(89,778)
(61,911)	(62,938)	(1,501,761)	(1,439,836)	(215,425)	(224,258)
(684,119)	(982,051)	(16,186,129)	(8,678,782)	(3,389,138)	(4,597,608)
—	—	—	—	—	—
(784,311)	(746,668)	(17,814,947)	(7,869,451)	(4,275,394)	(4,553,262)
383,994	(277,428)	(973,160)	(964,450)	839,789	(2,050,120)

3,715,525	3,992,953	55,371,648	56,336,098	18,873,383	20,923,503
$4,099,519	$3,715,525	$54,398,488	$55,371,648	$19,713,172	$18,873,383

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	American
	Century VP
	Vista
	Class I
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(38,712)	$(36,627)
Total realized gains (losses) on investments	112,367	61,302
Change in net unrealized appreciation or depreciation of investments	568,574	299,208
Net gains (losses) from investments	642,229	323,883

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	642,229	323,883

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	241,162	834,319
Administration charges	(1,678)	(1,971)
Contingent sales charges	(1,746)	(2,575)
Contract terminations	(122,896)	(107,921)
Death benefit payments	—	(31,685)
Flexible withdrawal option payments	(16,939)	(16,802)
Transfers to other contracts	(310,919)	(986,920)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(213,016)	(313,555)
Total increase (decrease)	429,213	10,328

Net assets at beginning of period	2,328,447	2,318,119
Net assets at end of period	$2,757,660	$2,328,447

(1) Commenced operations May 20, 2013.

See accompanying notes.

		Bond &		Delaware
		Mortgage		Small Cap
Balanced		Securities		Value
Class 1		Class 1		Service Class
Division		Division		Division (1)
2013	2012	2013	2012	2013

$204,517	$301,372	$4,196,792	$5,849,477	$(942)
840,371	117,601	(797,542)	(87,378)	129
4,978,572	3,712,405	(8,309,052)	8,531,969	18,467
6,023,460	4,131,378	(4,909,802)	14,294,068	17,654

—	—	—	—	—

6,023,460	4,131,378	(4,909,802)	14,294,068	17,654

2,864,886	3,297,805	39,895,677	44,413,994	254,157
(13,980)	(16,994)	(529,368)	(748,025)	—
(8,253)	(11,110)	(157,531)	(183,605)	(11)
(5,024,275)	(4,131,652)	(25,488,711)	(22,081,199)	(763)
(709,236)	(571,032)	(1,190,731)	(1,826,565)	—
(625,647)	(669,924)	(4,632,691)	(5,027,970)	(94)
(1,867,013)	(2,940,483)	(37,560,967)	(28,298,451)	(8,878)
—	—	—	—	—
(5,383,518)	(5,043,390)	(29,664,322)	(13,751,821)	244,411
639,942	(912,012)	(34,574,124)	542,247	262,065

35,866,728	36,778,740	236,260,267	235,718,020	—
$36,506,670	$35,866,728	$201,686,143	$236,260,267	$262,065

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Diversified
	Balanced
	Class 2
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(7,452,555)	$(1,417,807)
Total realized gains (losses) on investments	13,272,702	967,046
Change in net unrealized appreciation or depreciation of investments	71,783,424	33,770,850
Net gains (losses) from investments	77,603,571	33,320,089

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	77,603,571	33,320,089

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	271,823,146	253,062,913
Administration charges	(6,857,010)	(5,116,414)
Contingent sales charges	(225,064)	(261,047)
Contract terminations	(15,802,606)	(10,944,991)
Death benefit payments	(1,817,652)	(1,044,504)
Flexible withdrawal option payments	(7,121,027)	(3,935,173)
Transfers to other contracts	(42,819,384)	(15,184,303)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	197,180,403	216,576,481
Total increase (decrease)	274,783,974	249,896,570

Net assets at beginning of period	581,719,623	331,823,053
Net assets at end of period	$856,503,597	$581,719,623

(1) Commenced operations December 2, 2013.

See accompanying notes.

Diversified			Diversified
Balanced	Diversified		Growth
Managed Volatility	Growth		Managed Volatility
Class 2	Class 2		Class 2
Division (1)	Division		Division (1)
2013	2013	2012	2013

$(442)	$(15,136,825)	$(4,153,572)	$(1,624)
2	17,790,727	1,524,608	1,546
7,207	248,211,765	91,137,012	46,239
6,767	250,865,667	88,508,048	46,161

—	—	—	—

6,767	250,865,667	88,508,048	46,161

870,582	835,748,039	451,649,600	3,935,060
(461)	(15,808,785)	(11,044,949)	(2,022)
—	(503,201)	(401,138)	—
—	(35,377,246)	(16,813,330)	—
—	(3,080,922)	(1,070,536)	—
—	(10,994,748)	(6,231,910)	—
(15)	(37,206,902)	(33,413,970)	(249)
—	—	—	—
870,106	732,776,235	382,673,767	3,932,789
876,873	983,641,902	471,181,815	3,978,950

—	1,218,656,117	747,474,302	—
$876,873	$2,202,298,019	$1,218,656,117	$3,978,950

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Diversified
	Income
	Class 2
	Division (2)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,028,146)	$(138,421)
Total realized gains (losses) on investments	930,170	12,567
Change in net unrealized appreciation or depreciation of investments	5,186,608	580,794
Net gains (losses) from investments	5,088,632	454,940

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	5,088,632	454,940

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	81,818,875	58,722,517
Administration charges	(773,702)	(146,547)
Contingent sales charges	(48,957)	(18,006)
Contract terminations	(3,446,527)	(754,701)
Death benefit payments	(24,240)	(12,650)
Flexible withdrawal option payments	(835,855)	(113,025)
Transfers to other contracts	(24,488,064)	(3,342,008)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	52,201,530	54,335,580
Total increase (decrease)	57,290,162	54,790,520

Net assets at beginning of period	54,790,520	—
Net assets at end of period	$112,080,682	$54,790,520

(1) Commenced operations May 20, 2013.
(2) Commenced operations May 21, 2012.

See accompanying notes.

		Dreyfus IP		DWS
Diversified		Technology		Small Mid
International		Growth		Cap Value
Class 1		Service Shares		Class B
Division		Division		Division (1)
2013	2012	2013	2012	2013

$2,740,914	$1,452,145	$(53,308)	$(44,122)	$(578)
(3,372,412)	(8,466,311)	167,341	182,268	(5)
29,465,643	35,690,556	901,028	189,626	13,077
28,834,145	28,676,390	1,015,061	327,772	12,494

—	—	—	—	—

28,834,145	28,676,390	1,015,061	327,772	12,494

16,841,519	21,533,398	1,364,853	1,238,410	147,241
(152,518)	(196,108)	(294)	(521)	—
(108,428)	(117,667)	(3,814)	(2,476)	—
(22,904,761)	(19,779,981)	(268,507)	(103,794)	—
(724,731)	(945,036)	—	(10,607)	—
(1,814,928)	(1,960,709)	(31,369)	(26,477)	—
(19,304,059)	(27,583,071)	(770,783)	(847,966)	(13,314)
—	—	—	—	—
(28,167,906)	(29,049,174)	290,086	246,569	133,927
666,239	(372,784)	1,305,147	574,341	146,421

182,348,748	182,721,532	3,299,901	2,725,560	—
$183,014,987	$182,348,748	$4,605,048	$3,299,901	$146,421

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Equity
	Income
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,900,116	$4,761,926
Total realized gains (losses) on investments	5,435,449	(6,174,959)
Change in net unrealized appreciation or depreciation of investments	56,391,519	32,945,898
Net gains (losses) from investments	66,727,084	31,532,865

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	66,727,084	31,532,865

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	34,160,205	24,933,966
Administration charges	(1,205,871)	(1,675,810)
Contingent sales charges	(259,977)	(274,031)
Contract terminations	(25,890,673)	(18,724,217)
Death benefit payments	(1,497,481)	(1,649,422)
Flexible withdrawal option payments	(6,334,731)	(6,205,584)
Transfers to other contracts	(55,096,787)	(36,163,630)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(56,125,315)	(39,758,728)
Total increase (decrease)	10,601,769	(8,225,863)

Net assets at beginning of period	282,998,065	291,223,928
Net assets at end of period	$293,599,834	$282,998,065

See accompanying notes.

Fidelity VIP		Fidelity VIP		Fidelity VIP
Contrafund		Contrafund		Equity-Income
Service		Service		Service
Class		Class 2		Class 2
Division		Division		Division
2013	2012	2013	2012	2013	2012

$(175,397)	$(66,994)	$(323,190)	$(129,657)	$330,337	$542,984
1,496,741	2,312	535,422	(907,253)	2,460,377	1,246,772
11,345,847	7,190,520	13,331,309	7,727,861	6,221,646	3,723,990
12,667,191	7,125,838	13,543,541	6,690,951	9,012,360	5,513,746

—	—	—	—	—	—

12,667,191	7,125,838	13,543,541	6,690,951	9,012,360	5,513,746

3,900,598	4,515,846	6,028,034	6,098,369	5,669,130	7,803,257
(10,810)	(13,848)	(145,409)	(193,262)	(7,870)	(10,611)
(14,910)	(21,565)	(49,561)	(51,866)	(26,544)	(28,513)
(7,600,179)	(7,205,241)	(3,489,034)	(2,173,871)	(6,216,860)	(4,901,001)
(194,550)	(483,192)	(65,325)	(221,063)	(169,676)	(197,594)
(527,386)	(582,195)	(782,597)	(711,683)	(407,039)	(431,366)
(4,327,259)	(6,971,052)	(8,374,845)	(7,043,415)	(5,098,409)	(8,586,085)
—	—	—	—	—	—
(8,774,496)	(10,761,247)	(6,878,737)	(4,296,791)	(6,257,268)	(6,351,913)
3,892,695	(3,635,409)	6,664,804	2,394,160	2,755,092	(838,167)

47,182,903	50,818,312	49,174,925	46,780,765	36,953,265	37,791,432
$51,075,598	$47,182,903	$55,839,729	$49,174,925	$39,708,357	$36,953,265

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Fidelity VIP
	Growth
	Service
	Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(169,084)	$(126,170)
Total realized gains (losses) on investments	457,357	(23,284)
Change in net unrealized appreciation or depreciation of investments	4,285,177	2,064,345
Net gains (losses) from investments	4,573,450	1,914,891

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	4,573,450	1,914,891

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,182,465	1,667,924
Administration charges	(3,137)	(4,059)
Contingent sales charges	(4,095)	(5,969)
Contract terminations	(2,087,351)	(1,994,226)
Death benefit payments	(123,544)	(149,796)
Flexible withdrawal option payments	(146,602)	(152,454)
Transfers to other contracts	(1,301,322)	(1,652,626)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(2,483,586)	(2,291,206)
Total increase (decrease)	2,089,864	(376,315)

Net assets at beginning of period	14,547,527	14,923,842
Net assets at end of period	$16,637,391	$14,547,527

See accompanying notes.

Fidelity VIP		Fidelity VIP		Fidelity VIP
Growth		Mid Cap		Overseas
Service		Service		Service
Class 2		Class 2		Class 2
Division		Division		Division
2013	2012	2013	2012	2013	2012

$(108,034)	$(78,469)	$(141,028)	$(108,914)	$(162,246)	$174,676
307,658	213,028	2,206,907	892,370	(1,000,217)	(2,336,625)
1,986,013	716,521	1,625,887	536,705	12,489,974	9,907,707
2,185,637	851,080	3,691,766	1,320,161	11,327,511	7,745,758

—	—	—	—	—	—

2,185,637	851,080	3,691,766	1,320,161	11,327,511	7,745,758

1,182,478	1,378,758	3,437,254	1,312,494	4,762,307	4,543,725
(1,216)	(1,354)	(1,425)	(1,027)	(195,191)	(269,518)
(10,047)	(13,178)	(11,827)	(16,439)	(50,954)	(56,498)
(707,295)	(552,343)	(832,639)	(688,989)	(3,587,130)	(2,368,008)
(28,359)	(41,586)	(7,359)	(15,222)	(185,766)	(192,853)
(27,687)	(21,995)	(85,440)	(73,494)	(841,138)	(816,918)
(913,419)	(1,542,301)	(1,721,737)	(1,414,927)	(9,527,285)	(5,673,641)
—	—	—	—	—	—
(505,545)	(793,999)	776,827	(897,604)	(9,625,157)	(4,833,711)
1,680,092	57,081	4,468,593	422,557	1,702,354	2,912,047

6,665,791	6,608,710	10,854,865	10,432,308	44,059,681	41,147,634
$8,345,883	$6,665,791	$15,323,458	$10,854,865	$45,762,035	$44,059,681

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Franklin
	Small Cap
	Value Securities
	Class 2
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(4,820)	$(11,547)
Total realized gains (losses) on investments	239,390	(31,930)
Change in net unrealized appreciation or depreciation of investments	515,433	307,205
Net gains (losses) from investments	750,003	263,728

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	750,003	263,728

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,014,923	1,451,939
Administration charges	(226)	(310)
Contingent sales charges	(1,820)	(2,075)
Contract terminations	(128,714)	(86,990)
Death benefit payments	—	—
Flexible withdrawal option payments	(4,916)	(4,626)
Transfers to other contracts	(1,125,032)	(1,357,287)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	754,215	651
Total increase (decrease)	1,504,218	264,379

Net assets at beginning of period	1,990,229	1,725,850
Net assets at end of period	$3,494,447	$1,990,229

See accompanying notes.

Goldman Sachs		Goldman Sachs		Government
VIT Mid Cap		VIT Structured		& High
Value		Small Cap		Quality
Service		Equity Service		Bond
Class I		Class I		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$(108,492)	$(48,822)	$(30,338)	$(15,225)	$4,471,980	$5,305,181
1,786,824	(163,901)	1,376,492	(75,367)	304,154	1,074,171
2,866,707	2,689,432	545,201	759,282	(9,029,643)	(1,344,323)
4,545,039	2,476,709	1,891,355	668,690	(4,253,509)	5,035,029

—	—	—	—	—	—

4,545,039	2,476,709	1,891,355	668,690	(4,253,509)	5,035,029

2,340,951	659,910	1,098,323	767,968	27,222,387	45,412,625
(1,727)	(2,072)	(151)	(262)	(254,016)	(350,677)
(22,397)	(28,129)	(8,533)	(5,926)	(91,407)	(143,461)
(1,577,057)	(1,178,957)	(600,708)	(248,375)	(20,550,032)	(22,297,945)
(55,533)	(36,235)	(11,729)	(10,315)	(1,338,626)	(1,453,922)
(121,185)	(105,462)	(44,986)	(42,495)	(3,905,842)	(4,416,644)
(2,810,600)	(1,530,048)	(1,027,668)	(1,445,512)	(33,050,827)	(23,485,202)
—	—	—	—	—	—
(2,247,548)	(2,220,993)	(595,452)	(984,917)	(31,968,363)	(6,735,226)
2,297,491	255,716	1,295,903	(316,227)	(36,221,872)	(1,700,197)

15,717,553	15,461,837	5,867,822	6,184,049	196,165,851	197,866,048
$18,015,044	$15,717,553	$7,163,725	$5,867,822	$159,943,979	$196,165,851

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	International
	Emerging
	Markets
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$773,585	$(42,539)
Total realized gains (losses) on investments	(786,418)	(1,369,514)
Change in net unrealized appreciation or depreciation of investments	(4,916,429)	16,145,458
Net gains (losses) from investments	(4,929,262)	14,733,405

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(4,929,262)	14,733,405

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	16,654,206	16,975,686
Administration charges	(11,881)	(19,458)
Contingent sales charges	(62,021)	(77,868)
Contract terminations	(9,994,501)	(8,125,276)
Death benefit payments	(241,483)	(282,037)
Flexible withdrawal option payments	(505,137)	(571,301)
Transfers to other contracts	(12,234,290)	(16,983,170)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(6,395,107)	(9,083,424)
Total increase (decrease)	(11,324,369)	5,649,981

Net assets at beginning of period	86,312,796	80,662,815
Net assets at end of period	$74,988,427	$86,312,796

(1) Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.
(2) Commenced operations April 27, 2012.

See accompanying notes.

Invesco				Invesco
American		Invesco		Global
Franchise		Core Equity		Health Care
Series I		Series I		Series I
Division (1) (2)		Division		Division
2013	2012	2013	2012	2013	2012

$(39,680)	$(40,161)	$14,885	$(76,018)	$(55,346)	$(94,378)
114,082	(35,386)	1,222,944	519,049	803,614	259,492
1,455,481	(107,457)	4,405,622	2,310,920	2,224,613	1,086,911
1,529,883	(183,004)	5,643,451	2,753,951	2,972,881	1,252,025

—	—	—	—	—	—

1,529,883	(183,004)	5,643,451	2,753,951	2,972,881	1,252,025

299,690	5,502,144	969,204	1,421,544	3,331,626	1,781,178
(1,069)	(821)	(5,476)	(6,595)	(2,339)	(2,941)
(1,233)	(1,076)	(6,088)	(8,663)	(2,482)	(2,224)
(628,479)	(359,493)	(3,103,624)	(2,894,531)	(1,265,387)	(742,957)
(55,717)	(32,023)	(163,999)	(141,112)	(55,203)	(55,583)
(49,643)	(45,252)	(322,660)	(347,939)	(132,761)	(121,126)
(365,709)	(448,077)	(1,651,257)	(1,975,526)	(1,914,008)	(1,312,310)
—	—	—	—	—	—
(802,160)	4,615,402	(4,283,900)	(3,952,822)	(40,554)	(455,963)
727,723	4,432,398	1,359,551	(1,198,871)	2,932,327	796,062

4,432,398	—	22,263,224	23,462,095	7,546,745	6,750,683
$5,160,121	$4,432,398	$23,622,775	$22,263,224	$10,479,072	$7,546,745

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Invesco
	International
	Growth
	Series I
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(964)	$22,269
Total realized gains (losses) on investments	163,042	81,543
Change in net unrealized appreciation or depreciation of investments	1,131,331	745,234
Net gains (losses) from investments	1,293,409	849,046

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,293,409	849,046

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,695,801	1,891,865
Administration charges	(24,600)	(30,337)
Contingent sales charges	(4,706)	(4,875)
Contract terminations	(331,272)	(204,319)
Death benefit payments	(19,991)	(6,281)
Flexible withdrawal option payments	(55,607)	(56,732)
Transfers to other contracts	(1,698,586)	(1,270,871)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	561,039	318,450
Total increase (decrease)	1,854,448	1,167,496

Net assets at beginning of period	6,998,936	5,831,440
Net assets at end of period	$8,853,384	$6,998,936

(1) Represented the operations of Invesco Van Kampen MidCap Growth Series I Division until May 20, 2013.
(2) Commenced operations April 27, 2012.

See accompanying notes.

Invesco		Invesco
MidCap		Small Cap		Invesco
Growth		Equity		Technology
Series I		Series I		Series I
Division (1) (2)		Division		Division
2013	2012	2013	2012	2013	2012

$(14,072)	$(16,870)	$(130,668)	$(116,526)	$(42,645)	$(49,958)
(120,251)	(880,832)	982,539	403,325	654,013	458,761
589,044	825,958	2,058,859	732,083	82,670	(73,421)
454,721	(71,744)	2,910,730	1,018,882	694,038	335,382

—	—	—	—	—	—

454,721	(71,744)	2,910,730	1,018,882	694,038	335,382

372,542	2,346,273	2,023,949	2,028,504	679,213	1,222,081
(330)	(207)	(11,817)	(14,194)	(354)	(494)
(837)	(369)	(6,105)	(5,695)	(838)	(1,595)
(426,668)	(123,201)	(974,488)	(585,956)	(427,236)	(532,772)
(2,398)	(44,143)	(20,190)	(76,214)	(2,639)	(81,705)
(14,499)	(13,300)	(93,222)	(81,709)	(27,379)	(32,065)
(299,762)	(504,021)	(1,707,831)	(2,556,318)	(839,748)	(1,149,209)
—	—	—	—	—	—
(371,952)	1,661,032	(789,704)	(1,291,582)	(618,981)	(575,759)
82,769	1,589,288	2,121,026	(272,700)	75,057	(240,377)

1,589,288	—	8,501,670	8,774,370	3,350,478	3,590,855
$1,672,057	$1,589,288	$10,622,696	$8,501,670	$3,425,535	$3,350,478

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Invesco
	Value
	Opportunities
	Series I
	Division (1)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,014	$3,853
Total realized gains (losses) on investments	335,007	256,615
Change in net unrealized appreciation or depreciation of investments	1,099,438	410,721
Net gains (losses) from investments	1,436,459	671,189

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,436,459	671,189

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	931,326	1,114,249
Administration charges	(20,514)	(24,790)
Contingent sales charges	(4,315)	(5,465)
Contract terminations	(303,766)	(229,047)
Death benefit payments	(7,806)	—
Flexible withdrawal option payments	(63,298)	(47,511)
Transfers to other contracts	(884,264)	(1,291,324)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(352,637)	(483,888)
Total increase (decrease)	1,083,822	187,301

Net assets at beginning of period	4,582,115	4,394,814
Net assets at end of period	$5,665,937	$4,582,115

(1) Represented the operations of Invesco Van Kampen Value Opportunities Series I Division until May 20, 2013.

See accompanying notes.

Janus Aspen		LargeCap		LargeCap
Enterprise		Blend II		Growth
Service Shares		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$(87,817)	$(123,898)	$9,129	$(123,908)	$101,618	$(475,533)
1,023,234	810,165	(1,917,902)	(7,684,322)	3,119,062	1,236,159
1,599,808	712,378	37,257,959	25,976,889	11,305,021	6,433,431
2,535,225	1,398,645	35,349,186	18,168,659	14,525,701	7,194,057

—	—	—	—	—	—

2,535,225	1,398,645	35,349,186	18,168,659	14,525,701	7,194,057

1,097,137	1,136,342	10,616,163	14,413,547	5,967,596	6,833,009
(2,697)	(3,215)	(436,445)	(604,711)	(41,114)	(48,663)
(3,029)	(3,368)	(114,829)	(138,459)	(21,715)	(23,556)
(1,544,086)	(1,125,394)	(13,896,972)	(12,251,127)	(8,453,832)	(6,764,569)
(51,440)	(72,381)	(515,086)	(814,451)	(351,611)	(804,109)
(58,803)	(74,788)	(2,543,032)	(2,541,864)	(663,757)	(677,517)
(1,125,140)	(1,735,951)	(25,390,625)	(23,417,674)	(3,452,788)	(5,461,797)
—	—	—	—	—	—
(1,688,058)	(1,878,755)	(32,280,826)	(25,354,739)	(7,017,221)	(6,947,202)
847,167	(480,110)	3,068,360	(7,186,080)	7,508,480	246,855

9,083,402	9,563,512	132,633,013	139,819,093	48,013,420	47,766,565
$9,930,569	$9,083,402	$135,701,373	$132,633,013	$55,521,900	$48,013,420

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	LargeCap
	Growth I
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(958,234)	$(1,243,764)
Total realized gains (losses) on investments	9,638,907	4,691,008
Change in net unrealized appreciation or depreciation of investments	22,384,228	10,727,581
Net gains (losses) from investments	31,064,901	14,174,825

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	31,064,901	14,174,825

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	8,351,296	8,858,844
Administration charges	(36,084)	(43,855)
Contingent sales charges	(37,032)	(47,030)
Contract terminations	(12,445,589)	(10,725,083)
Death benefit payments	(621,243)	(569,735)
Flexible withdrawal option payments	(975,229)	(1,032,727)
Transfers to other contracts	(7,967,738)	(11,016,041)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(13,731,619)	(14,575,627)
Total increase (decrease)	17,333,282	(400,802)

Net assets at beginning of period	97,184,508	97,585,310
Net assets at end of period	$114,517,790	$97,184,508

(1) Commenced operations May 20, 2013.

See accompanying notes.

LargeCap
S&P 500		LargeCap		MFS VIT
Index		Value		New Discovery
Class 1		Class 1		Service Class
Division		Division		Division (1)
2013	2012	2013	2012	2013

$(69,089)	$(196,956)	$1,185,391	$50,020	$(2,063)
4,518,457	1,891,828	1,162,324	(2,833,319)	2,968
20,455,869	10,175,493	20,967,543	16,267,615	42,211
24,905,237	11,870,365	23,315,258	13,484,316	43,116

—	—	—	—	—

24,905,237	11,870,365	23,315,258	13,484,316	43,116

12,730,081	12,672,605	8,208,233	8,785,185	647,917
(84,151)	(106,357)	(87,281)	(108,424)	—
(50,840)	(71,338)	(31,891)	(33,451)	(38)
(10,199,220)	(9,846,187)	(10,078,969)	(9,320,291)	(2,642)
(409,167)	(440,489)	(777,249)	(961,477)	(6,731)
(1,291,000)	(1,257,399)	(1,257,940)	(1,314,588)	(1,398)
(10,239,324)	(15,069,967)	(8,094,644)	(9,442,537)	(82,048)
—	—	—	—	—
(9,543,621)	(14,119,132)	(12,119,741)	(12,395,583)	555,060
15,361,616	(2,248,767)	11,195,517	1,088,733	598,176

85,827,761	88,076,528	84,329,851	83,241,118	—
$101,189,377	$85,827,761	$95,525,368	$84,329,851	$598,176

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	MFS VIT
	Utilities
	Service Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$46,295	$250,681
Total realized gains (losses) on investments	443,292	19,598
Change in net unrealized appreciation or depreciation of investments	632,778	228,909
Net gains (losses) from investments	1,122,365	499,188

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,122,365	499,188

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	5,465,498	3,299,862
Administration charges	(828)	(805)
Contingent sales charges	(7,742)	(7,428)
Contract terminations	(545,050)	(311,313)
Death benefit payments	(8,606)	—
Flexible withdrawal option payments	(63,208)	(41,064)
Transfers to other contracts	(2,655,613)	(1,357,168)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,184,451	1,582,084
Total increase (decrease)	3,306,816	2,081,272

Net assets at beginning of period	5,323,951	3,242,679
Net assets at end of period	$8,630,767	$5,323,951

(1) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

See accompanying notes.

MFS VIT				Money
Value		MidCap		Market
Service Class		Class 1		Class 1
Division		Division (1)		Division
2013	2012	2013	2012	2013	2012

$(11,220)	$(475)	$525,502	$(1,585,630)	$(898,986)	$(1,131,698)
255,574	87,623	41,359,521	17,121,613	—	138
755,665	143,116	67,513,872	44,578,942	—	(144)
1,000,019	230,264	109,398,895	60,114,925	(898,986)	(1,131,704)

—	—	—	—	—	—

1,000,019	230,264	109,398,895	60,114,925	(898,986)	(1,131,704)

2,942,627	1,065,520	40,410,092	38,208,326	87,369,403	73,969,048
(60)	(60)	(561,585)	(747,111)	(66,155)	(93,556)
(2,882)	(1,712)	(214,158)	(231,826)	(106,511)	(178,648)
(202,882)	(71,764)	(42,382,256)	(33,086,783)	(25,396,285)	(25,855,076)
—	—	(1,790,109)	(2,117,664)	(719,282)	(590,974)
(39,250)	(14,283)	(5,028,529)	(4,888,634)	(1,449,537)	(1,941,134)
(1,241,696)	(718,977)	(50,370,748)	(49,957,338)	(74,100,192)	(64,856,985)
—	—	—	—	—	—
1,455,857	258,724	(59,937,293)	(52,821,030)	(14,468,559)	(19,547,325)
2,455,876	488,988	49,461,602	7,293,895	(15,367,545)	(20,679,029)

1,986,587	1,497,599	362,857,454	355,563,559	81,006,901	101,685,930
$4,442,463	$1,986,587	$412,319,056	$362,857,454	$65,639,356	$81,006,901

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Neuberger
	Berman AMT
	Large Cap
	Value
	I Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(18,316)	$(48,123)
Total realized gains (losses) on investments	368,928	(401,582)
Change in net unrealized appreciation or depreciation of investments	1,032,904	1,125,337
Net gains (losses) from investments	1,383,516	675,632

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,383,516	675,632

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	849,016	1,023,060
Administration charges	(1,103)	(1,439)
Contingent sales charges	(12,382)	(10,693)
Contract terminations	(871,697)	(448,177)
Death benefit payments	—	(766)
Flexible withdrawal option payments	(43,473)	(44,047)
Transfers to other contracts	(1,177,530)	(518,378)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,257,169)	(440)
Total increase (decrease)	126,347	675,192

Net assets at beginning of period	5,316,857	4,641,665
Net assets at end of period	$5,443,204	$5,316,857

(1) Commenced operations May 20, 2013.

See accompanying notes.

Neuberger		Neuberger
Berman AMT		Berman AMT		Oppenheimer
Small-Cap		Socially		Main Street
Growth		Responsive		Small Cap
S Class		I Class		Service Shares
Division		Division		Division (1)
2013	2012	2013	2012	2013

$(51,137)	$(45,600)	$(53,322)	$(73,490)	$(1,223)
402,088	(12,931)	902,466	4,408	2,201
890,343	290,020	1,328,000	663,817	22,922
1,241,294	231,489	2,177,144	594,735	23,900

—	—	—	—	—

1,241,294	231,489	2,177,144	594,735	23,900

705,642	369,273	1,068,352	505,590	398,977
(5,068)	(6,367)	(31,812)	(41,118)	(42)
(4,753)	(5,265)	(4,298)	(4,431)	(2)
(334,604)	(220,671)	(302,557)	(185,729)	(968)
(18,490)	(19,931)	(2,113)	—	—
(30,102)	(23,731)	(111,868)	(109,981)	(1,404)
(844,167)	(332,441)	(1,872,530)	(641,603)	(42,855)
—	—	—	—	—
(531,542)	(239,133)	(1,256,826)	(477,272)	353,706
709,752	(7,644)	920,318	117,463	377,606

3,038,317	3,045,961	6,518,407	6,400,944	—
$3,748,069	$3,038,317	$7,438,725	$6,518,407	$377,606

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	PIMCO
	All Asset
	Administrative
	Class
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$167,752	$159,448
Total realized gains (losses) on investments	66,220	(2,213)
Change in net unrealized appreciation or depreciation of investments	(354,729)	271,281
Net gains (losses) from investments	(120,757)	428,516

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(120,757)	428,516

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,199,092	2,615,409
Administration charges	(261)	(170)
Contingent sales charges	(6,720)	(4,435)
Contract terminations	(473,104)	(185,883)
Death benefit payments	(22,206)	(21,318)
Flexible withdrawal option payments	(56,050)	(34,568)
Transfers to other contracts	(3,229,006)	(691,617)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	411,745	1,677,418
Total increase (decrease)	290,988	2,105,934

Net assets at beginning of period	4,702,787	2,596,853
Net assets at end of period	$4,993,775	$4,702,787

See accompanying notes.

PIMCO		PIMCO		Principal
High Yield		Total Return		Capital
Administrative		Administrative		Appreciation
Class		Class		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$647,631	$728,487	$296,660	$401,779	$753,057	$(25,364)
390,539	28,171	238,300	860,476	2,547,961	646,686
(644,617)	1,237,308	(1,931,417)	1,100,406	407,023	551,683
393,553	1,993,966	(1,396,457)	2,362,661	3,708,041	1,173,005

—	—	—	—	—	—

393,553	1,993,966	(1,396,457)	2,362,661	3,708,041	1,173,005

11,224,100	7,497,025	8,711,032	22,700,445	3,889,231	3,701,736
(1,224)	(1,049)	(3,216)	(4,178)	(1,174)	(1,222)
(26,863)	(18,187)	(26,046)	(30,563)	(7,354)	(9,848)
(1,891,159)	(762,285)	(1,833,583)	(1,280,999)	(526,401)	(425,089)
(84,033)	(20,914)	(179,535)	(110,399)	(51,804)	(97,742)
(252,547)	(337,002)	(379,217)	(321,979)	(65,598)	(57,526)
(9,755,214)	(9,150,798)	(19,267,125)	(4,486,673)	(1,545,635)	(2,028,776)
—	—	—	—	—	—
(786,940)	(2,793,210)	(12,977,690)	16,465,654	1,691,265	1,081,533
(393,387)	(799,244)	(14,374,147)	18,828,315	5,399,306	2,254,538

14,597,244	15,396,488	45,490,450	26,662,135	11,418,044	9,163,506
$14,203,857	$14,597,244	$31,116,303	$45,490,450	$16,817,350	$11,418,044

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal
	LifeTime
	Strategic
	Income
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$338,978	$115,724
Total realized gains (losses) on investments	(13,705)	(59,569)
Change in net unrealized appreciation or depreciation of investments	558,681	1,954,637
Net gains (losses) from investments	883,954	2,010,792

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	883,954	2,010,792

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	3,459,823	3,312,386
Administration charges	(78,752)	(107,919)
Contingent sales charges	(13,103)	(26,341)
Contract terminations	(1,234,356)	(1,526,759)
Death benefit payments	(100,283)	(121,760)
Flexible withdrawal option payments	(1,023,662)	(944,196)
Transfers to other contracts	(3,142,319)	(1,760,904)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(2,132,652)	(1,175,493)
Total increase (decrease)	(1,248,698)	835,299

Net assets at beginning of period	25,654,344	24,819,045
Net assets at end of period	$24,405,646	$25,654,344

See accompanying notes.

Principal		Principal		Principal
LifeTime		LifeTime		LifeTime
2010		2020		2030
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$382,630	$220,307	$1,237,782	$573,714	$376,827	$163,142
4,592	(352,620)	719,851	(1,319,056)	1,263,194	97,428
2,957,518	3,879,751	21,489,175	21,643,092	9,357,480	7,834,921
3,344,740	3,747,438	23,446,808	20,897,750	10,997,501	8,095,491

—	—	—	—	—	—

3,344,740	3,747,438	23,446,808	20,897,750	10,997,501	8,095,491

5,181,775	2,314,810	14,023,102	6,926,124	4,810,585	2,700,995
(153,508)	(226,256)	(966,812)	(1,325,593)	(361,719)	(441,905)
(30,565)	(47,540)	(124,072)	(134,570)	(57,959)	(63,344)
(2,315,306)	(2,369,467)	(9,667,525)	(7,042,181)	(4,660,680)	(3,284,622)
(244,129)	(297,172)	(2,289,224)	(515,118)	(47,718)	(270,423)
(1,205,317)	(1,118,863)	(3,583,733)	(3,431,376)	(529,267)	(456,182)
(5,617,217)	(1,695,459)	(16,417,861)	(6,766,706)	(1,841,125)	(1,168,487)
—	—	—	—	—	—
(4,384,267)	(3,439,947)	(19,026,125)	(12,289,420)	(2,687,883)	(2,983,968)
(1,039,527)	307,491	4,420,683	8,608,330	8,309,618	5,111,523

38,033,092	37,725,601	171,672,999	163,064,669	63,923,434	58,811,911
$36,993,565	$38,033,092	$176,093,682	$171,672,999	$72,233,052	$63,923,434

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal
	LifeTime
	2040
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$23,937	$25,137
Total realized gains (losses) on investments	158,490	(221,639)
Change in net unrealized appreciation or depreciation of investments	2,183,099	1,754,811
Net gains (losses) from investments	2,365,526	1,558,309

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,365,526	1,558,309

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,818,346	1,828,057
Administration charges	(4,916)	(5,471)
Contingent sales charges	(25,356)	(16,014)
Contract terminations	(1,852,516)	(686,304)
Death benefit payments	(15,089)	(4,471)
Flexible withdrawal option payments	(25,298)	(22,424)
Transfers to other contracts	(909,776)	(1,362,205)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,014,605)	(268,832)
Total increase (decrease)	1,350,921	1,289,477

Net assets at beginning of period	11,701,739	10,412,262
Net assets at end of period	$13,052,660	$11,701,739

See accompanying notes.

Principal				SAM
LifeTime		Real Estate		Balanced
2050		Securities		Portfolio
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$13,405	$5,233	$(56,764)	$43,601	$8,032,875	$(4,402,611)
44,470	(57,691)	1,306,500	203,398	24,225,288	12,595,940
1,416,208	919,356	894,250	10,904,789	79,238,189	65,046,625
1,474,083	866,898	2,143,986	11,151,788	111,496,352	73,239,954

—	—	—	—	—	—

1,474,083	866,898	2,143,986	11,151,788	111,496,352	73,239,954

1,186,897	1,257,256	17,187,195	19,320,245	94,742,603	35,151,343
(4,479)	(4,454)	(24,215)	(35,056)	(4,526,460)	(5,751,750)
(7,144)	(10,314)	(46,765)	(51,564)	(447,751)	(515,593)
(509,652)	(433,708)	(10,101,489)	(8,355,412)	(40,040,639)	(29,300,229)
(7,679)	(12,189)	(198,450)	(429,575)	(1,724,592)	(1,107,166)
(9,374)	(11,886)	(834,721)	(826,408)	(12,438,174)	(10,260,274)
(386,635)	(566,841)	(12,634,209)	(17,632,826)	(68,516,534)	(24,971,419)
—	—	—	—	—	—
261,934	217,864	(6,652,654)	(8,010,596)	(32,951,547)	(36,755,088)
1,736,017	1,084,762	(4,508,668)	3,141,192	78,544,805	36,484,866

6,617,844	5,533,082	76,906,561	73,765,369	697,357,833	660,872,967
$8,353,861	$6,617,844	$72,397,893	$76,906,561	$775,902,638	$697,357,833

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SAM
	Conservative
	Balanced
	Portfolio
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,565,452	$(828,924)
Total realized gains (losses) on investments	7,725,343	4,313,765
Change in net unrealized appreciation or depreciation of investments	6,022,942	11,218,987
Net gains (losses) from investments	16,313,737	14,703,828

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	16,313,737	14,703,828

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	33,135,119	20,844,153
Administration charges	(741,932)	(977,448)
Contingent sales charges	(89,749)	(193,907)
Contract terminations	(9,767,863)	(12,749,752)
Death benefit payments	(446,800)	(349,065)
Flexible withdrawal option payments	(3,493,013)	(2,944,448)
Transfers to other contracts	(19,507,849)	(9,160,534)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(912,087)	(5,531,001)
Total increase (decrease)	15,401,650	9,172,827

Net assets at beginning of period	162,474,453	153,301,626
Net assets at end of period	$177,876,103	$162,474,453

See accompanying notes.

SAM		SAM		SAM
Conservative		Flexible		Strategic
Growth		Income		Growth
Portfolio		Portfolio		Portfolio
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$330,267	$(595,294)	$3,861,706	$(354,779)	$3,000	$(475,008)
2,286,381	1,044,910	10,243,140	4,606,745	1,108,086	733,872
12,434,806	7,041,443	(2,827,391)	10,741,686	10,293,258	5,207,269
15,051,454	7,491,059	11,277,455	14,993,652	11,404,344	5,466,133

—	—	—	—	—	—

15,051,454	7,491,059	11,277,455	14,993,652	11,404,344	5,466,133

17,364,595	14,668,004	43,692,410	37,630,418	10,568,485	6,827,430
(14,179)	(14,236)	(551,867)	(772,967)	(11,591)	(11,816)
(35,397)	(57,684)	(129,129)	(158,948)	(28,639)	(44,591)
(4,597,380)	(4,155,275)	(13,279,976)	(11,762,051)	(2,857,543)	(2,948,772)
(172,539)	(259,536)	(2,333,983)	(903,083)	(158,066)	(47,415)
(591,953)	(436,371)	(3,927,719)	(3,488,484)	(244,854)	(211,171)
(5,271,329)	(7,281,096)	(34,826,796)	(10,806,998)	(3,205,257)	(7,924,371)
—	—	—	—	—	—
6,681,818	2,463,806	(11,357,060)	9,737,887	4,062,535	(4,360,706)
21,733,272	9,954,865	(79,605)	24,731,539	15,466,879	1,105,427

67,908,708	57,953,843	185,716,035	160,984,496	42,187,532	41,082,105
$89,641,980	$67,908,708	$185,636,430	$185,716,035	$57,654,411	$42,187,532

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Short-Term
	Income
	Class 1
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$777,802	$1,211,017
Total realized gains (losses) on investments	1,251,473	593,209
Change in net unrealized appreciation or depreciation of investments	(2,420,046)	3,921,362
Net gains (losses) from investments	(390,771)	5,725,588

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(390,771)	5,725,588

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	46,084,233	42,487,972
Administration charges	(640,566)	(885,609)
Contingent sales charges	(178,858)	(164,462)
Contract terminations	(18,677,383)	(11,944,019)
Death benefit payments	(586,473)	(916,943)
Flexible withdrawal option payments	(4,400,320)	(4,303,193)
Transfers to other contracts	(34,180,790)	(20,934,739)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(12,580,157)	3,339,007
Total increase (decrease)	(12,970,928)	9,064,595

Net assets at beginning of period	166,186,773	157,122,178
Net assets at end of period	$153,215,845	$166,186,773

See accompanying notes.

SmallCap		SmallCap		SmallCap
Blend		Growth II		Value I
Class 1		Class 1		Class 1
Division		Division		Division
2013	2012	2013	2012	2013	2012

$(280,255)	$(351,128)	$(391,877)	$(351,047)	$(263,614)	$(414,919)
1,474,158	205,076	1,265,464	105,591	3,523,697	(1,231,272)
10,375,393	3,649,193	10,184,722	3,918,613	22,658,070	15,698,204
11,569,296	3,503,141	11,058,309	3,673,157	25,918,153	14,052,013

—	—	—	—	—	—

11,569,296	3,503,141	11,058,309	3,673,157	25,918,153	14,052,013

4,475,144	2,835,309	5,461,131	3,601,746	9,468,049	6,466,959
(5,204)	(5,376)	(3,848)	(3,865)	(206,429)	(284,195)
(7,963)	(8,460)	(17,970)	(20,624)	(65,405)	(65,151)
(3,877,297)	(2,945,653)	(4,131,424)	(2,759,327)	(8,697,592)	(6,532,246)
(129,266)	(127,971)	(90,042)	(190,080)	(342,688)	(406,002)
(361,106)	(376,702)	(231,931)	(259,079)	(1,226,100)	(1,208,626)
(3,693,408)	(3,979,946)	(3,880,766)	(3,865,804)	(16,777,647)	(12,862,469)
—	—	—	—	—	—
(3,599,100)	(4,608,799)	(2,894,850)	(3,497,033)	(17,847,812)	(14,891,730)
7,970,196	(1,105,658)	8,163,459	176,124	8,070,341	(839,717)

26,674,108	27,779,766	25,716,089	25,539,965	75,361,463	76,201,180
$34,644,304	$26,674,108	$33,879,548	$25,716,089	$83,431,804	$75,361,463

	Principal Life Insurance Company
	Separate Account B

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	T. Rowe Price
	Blue Chip
	Growth
	Portfolio II
	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(134,416)	$(107,785)
Total realized gains (losses) on investments	742,074	651,012
Change in net unrealized appreciation or depreciation of investments	2,585,049	619,012
Net gains (losses) from investments	3,192,707	1,162,239

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,192,707	1,162,239

Policy related transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,794,710	2,867,443
Administration charges	(28,933)	(35,329)
Contingent sales charges	(6,008)	(9,013)
Contract terminations	(422,992)	(377,748)
Death benefit payments	(12,308)	(6,084)
Flexible withdrawal option payments	(116,236)	(98,259)
Transfers to other contracts	(2,222,607)	(2,277,505)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(14,374)	63,505
Total increase (decrease)	3,178,333	1,225,744

Net assets at beginning of period	8,277,911	7,052,167
Net assets at end of period	$11,456,244	$8,277,911

See accompanying notes.

				Van Eck
T. Rowe Price		Templeton		Global
Health		Growth		Hard Assets
Sciences		Securities		Service
Portfolio II		Class 2		Class
Division		Division		Division
2013	2012	2013	2012	2013	2012

$(246,216)	$(146,708)	$18,375	$13,601	$(72,252)	$(52,542)
2,440,684	1,072,399	17,674	(26,456)	(417,271)	160,954
4,258,517	1,497,336	236,298	196,294	1,189,309	50,120
6,452,985	2,423,027	272,347	183,439	699,786	158,532

—	—	—	—	—	—

6,452,985	2,423,027	272,347	183,439	699,786	158,532

9,276,923	5,996,414	41,431	32,377	2,468,486	3,432,766
(18,303)	(22,399)	—	—	(812)	(958)
(8,397)	(14,232)	(376)	(175)	(5,184)	(6,504)
(591,159)	(596,511)	(228,519)	(96,930)	(650,656)	(446,689)
(12,537)	(23,023)	—	(1,140)	(27,310)	(57,191)
(135,669)	(88,891)	(17,353)	(15,885)	(62,584)	(56,467)
(5,313,948)	(3,669,340)	(28,164)	(34,311)	(1,439,033)	(2,809,386)
—	—	—	—	—	—
3,196,910	1,582,018	(232,981)	(116,064)	282,907	55,571
9,649,895	4,005,045	39,366	67,375	982,693	214,103

11,742,666	7,737,621	1,031,720	964,345	7,902,473	7,688,370
$21,392,561	$11,742,666	$1,071,086	$1,031,720	$8,885,166	$7,902,473

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2013, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1 (1)
Balanced Account
Bond & Mortgage Securities Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Blend Account II
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account (12)
Money Market Account
Principal Capital Appreciation Account
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Blend Account
SmallCap Growth Account II
SmallCap Value Account I
Strategic Asset Management Balanced Portfolio
Strategic Asset Management Conservative Balanced Portfolio
Strategic Asset Management Conservative Growth Portfolio
Strategic Asset Management Flexible Income Portfolio
Strategic Asset Management Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2 (1)
Diversified Balanced Account (3)
Diversified Balanced Managed Volatility (8)
Diversified Growth Account (3)
Diversified Growth Managed Volatility (8)
Diversified Income Account (6)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A (7)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013
American Century Investments®:
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP MidCap Value Fund – Class II (4)
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
VP VistaSM Fund – Class I
Delaware Small Cap Value – Service Shares (7)
Dreyfus Investment Portfolios:
Technology Growth Portfolio – Service Shares
DWS Small Mid Cap Value – Class B (7)
Fidelity® Variable Insurance Products Fund:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Small Cap Value Securities Fund – Class 2 (3)
Templeton Growth Securities Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Structured Small Cap Equity Fund – Institutional Shares
Invesco Variable Insurance Fund:
American Franchise – Series I (9)
Core Equity Fund – Series I Shares
Global Health Care Fund – Series I Shares
International Growth Fund – Series I Shares
MidCap Growth – Series I (10)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities – Series I (11)
Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio – Service Shares
MFS® Variable Insurance Trust:
New Discovery – S Class (7)
Utilities Series – S Class (2)
Value Series – S Class (2)
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – I Class Shares
Small-Cap Growth Portfolio – S Class Shares
Socially Responsive Portfolio – I Class Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (7)
PIMCO Variable Insurance Trust:
All Asset Portfolio Administrative Class (2)
High Yield Portfolio Administrative Class (3)
Total Return Portfolio Administrative Class (2)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013
Van Eck VIP Trust:
Global Hard Assets Fund – Service Class Shares (2)

(1)    Organized by Principal Life Insurance Company.

(2)	Commencement of operations, May 18, 2009.

(3)	Commencement of operations, January 4, 2010.

(4)	Commencement of operations, May 24, 2010.
(5)    Commencement of operations, April 27, 2012.

(6)	Commencement of operations, May 21, 2012.

(7)	Commencement of operations, May 20, 2013.

(8)	Commencement of operations, December 2, 2013.
(9)    Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.
(10)    Represented the operations of Invesco Van Kampen MidCap Growth Series I Division until May 20, 2013.
(11)    Represented the operations of Invesco Van Kampen Value Opportunities Series I Division until May 20, 2013.
(12)    Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

Commencement of operations date is the date that the division became available to contractholders.

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus-Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom Variable Annuity 2; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity, Principal Investment Plus Variable Annuity with Premium Payment Credit Rider and Principal Lifetime Income Solutions. Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2013. Net realized gains and losses on sales of investments are determined on the basis of the first-in, first-out (“FIFO”) method. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013
Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal Life may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to Separate Account B. Principal Life will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to Separate Account B within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statement of Operations and the Statement of Changes in Net Assets reflects compensation for subsequently claimed refunds.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7.0% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the Contractholders, in their sole discretion, a customized Plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the Contractholders, in their sole discretion, a customized Plan-level service package and charges. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 3.0% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

The Principal Investment Plus Variable Annuity (Financial Statement information is combined for SEC registration numbers 333-188293 and 333-116220) - Mortality and expense risks assumed by Principal Life are collected through a daily charge that reduces the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. Effective August 1, 2013, Principal Life is charging an annual rate of 0.15% of the asset value of each contract for all clients with these products. This charge is deducted from the daily unit value. Prior to August 1, 2013, the administrative fee was waived. The products also contain an optional premium payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013

Principal Lifetime Income SolutionsSM Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each Division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

During the year ended December 31, 2013, management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed on an annual rate of 0.03% of each of the Principal LifeTime Accounts’ average daily net assets. Prior to July 1, 2009, the annual rate paid by each Principal LifeTime Account was 0.1225% of the average daily net assets up to $3 billion and 0.1125% of the average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts				Net Assets of Accounts
	(in millions)				(in millions)
	First $200	Next $300	Over $500		First $500	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%	Principal Capital Appreciation Account	0.625%	0.50%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013

	Net Assets of Accounts (in millions)						Net Assets of Accounts
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $2 billion	Over $2 billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%	Government & High Quality Bond Account	0.50%	0.45%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain Separate Accounts through the period ended April 30, 2014. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Value Account I	0.020

In addition, the Manager has contractually agreed to limit the management and investment advisory fees for SmallCap Growth Account II. The expense limit will reduce the Separate Account’s management fees by 0.10% through the period ended April 30, 2014.

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of certain Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2013 through December 31, 2013
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2015
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2015
SmallCap Value Account I	0.99%	1.24	April 30, 2014

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2014.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2013

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

In addition, the Manager has voluntarily agreed to limit the Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

4. Purchases and Sales of Investments
The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2013:

Division	Purchases	Sales
AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	$1,627,623	$848,320
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	511,571	377,600

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	191,980	5,260
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	609,693	416
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	227,356	14,240

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	234,024	650,224
Principal Freedom Variable Annuity 2	7,750	4,232
The Principal Variable Annuity	2,186,039	2,676,930
The Principal Variable Annuity with Purchase Payment Credit Rider	14,795	815,449

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	24,633,036	20,451,874
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,019,765	7,920,578

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	679,844	575,997
The Principal Variable Annuity with Purchase Payment Credit Rider	60,710	58,496
Principal Investment Plus Variable Annuity	1,111,738	938,007
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	228,109	19,846

American Century VP Ultra Class I Division:
The Principal Variable Annuity	516,842	1,095,354
The Principal Variable Annuity with Purchase Payment Credit Rider	16,196	250,472

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	4,991,311	16,632,297
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	276,481	7,025,501

American Century VP Value Class II Division:
The Principal Variable Annuity	3,009,839	5,108,586
The Principal Variable Annuity with Purchase Payment Credit Rider	48,230	2,189,897

American Century VP Vista Class I Division:
Principal Investment Plus Variable Annuity	193,064	284,086
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	48,098	208,804

Balanced Class 1 Division:
Personal Variable	42,931	52,481
Premier Variable	706,099	784,037
The Principal Variable Annuity	2,711,632	6,901,660
The Principal Variable Annuity with Purchase Payment Credit Rider	47,256	948,743

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	Purchases	Sales
Bond & Mortgage Securities Class 1 Division:
Personal Variable	$28,965	$10,443
Premier Variable	1,340,132	1,826,385
Principal Freedom Variable Annuity	667,082	1,282,306
Principal Freedom Variable Annuity 2	109,351	240,495
The Principal Variable Annuity	13,909,046	26,018,803
The Principal Variable Annuity with Purchase Payment Credit Rider	396,275	5,317,415
Principal Investment Plus Variable Annuity	25,584,687	26,422,181
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,942,646	11,327,686

Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	12,962	80
The Principal Variable Annuity with Purchase Payment Credit Rider	4,338	—
Principal Investment Plus Variable Annuity	155,031	1,741
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	81,826	8,867

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	237,094,107	73,388,702
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	25,448,218	8,852,788
Principal Lifetime Income Solutions	20,797,496	2,307,912

Diversified Balanced Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	645,593	618
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Lifetime Income Solutions	224,989	300

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	763,059,556	111,277,047
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	65,313,535	13,157,567
Principal Lifetime Income Solutions	30,497,809	1,370,710

Diversified Growth Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	3,095,112	3,004
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	256,611	334
Principal Lifetime Income Solutions	583,337	557

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	71,641,227	27,238,317
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,988,995	3,237,411
Principal Lifetime Income Solutions	4,327,359	261,971

Diversified International Class 1 Division:
Personal Variable	37,546	25,190
Premier Variable	527,725	744,161
Principal Freedom Variable Annuity	189,512	877,185
Principal Freedom Variable Annuity 2	101,760	143,861
The Principal Variable Annuity	12,267,886	24,956,914
The Principal Variable Annuity with Purchase Payment Credit Rider	300,238	6,061,120
Principal Investment Plus Variable Annuity	7,535,934	10,597,369
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,000,450	3,982,244

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013

Division	Purchases	Sales
Dreyfus IP Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	$1,189,333	$1,006,587
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	175,520	121,488

DWS Small Mid Cap Value Class B Division:
The Principal Variable Annuity	23,883	13,095
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	81,614	797
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	41,744	—

Equity Income Class 1 Division:
Premier Variable	61,968	19,709
The Principal Variable Annuity	9,268,943	15,265,610
The Principal Variable Annuity with Purchase Payment Credit Rider	81,722	3,787,056
Principal Investment Plus Variable Annuity	30,284,124	53,652,219
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,489,387	21,686,748

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	4,276,299	11,423,157
The Principal Variable Annuity with Purchase Payment Credit Rider	93,284	1,882,962

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	5,822,793	10,713,811
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	650,567	2,946,409

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	5,580,679	7,397,212
The Principal Variable Annuity with Purchase Payment Credit Rider	60,615	2,135,377
Principal Investment Plus Variable Annuity	2,838,831	2,058,667
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	563,506	857,883

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	1,207,116	3,485,613
The Principal Variable Annuity with Purchase Payment Credit Rider	13,976	377,907

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	1,025,568	1,118,795
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	165,572	680,697

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	4,397,305	2,039,598
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	859,941	799,375

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	4,842,868	10,486,958
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	576,696	4,559,299

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013

Division	Purchases	Sales
Franklin Small Cap Value Securities Class 2 Division:
The Principal Variable Annuity	$146,679	$2,059
The Principal Variable Annuity with Purchase Payment Credit Rider	1,193	—
Principal Investment Plus Variable Annuity	1,644,707	1,067,003
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	292,817	227,233

Goldman Sachs VIT Mid Cap Value Service Class I Division:
The Principal Variable Annuity	57,757	694
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	3,452,553	3,340,601
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	336,079	1,497,067

Goldman Sachs VIT Structured Small Cap Equity Service Class I Division:
The Principal Variable Annuity	97,850	1,771
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,474,499	1,314,766
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	413,336	472,715

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	4,623	13,095
Pension Builder Plus - Rollover IRA	1,238	473
Personal Variable	29,293	11,377
Premier Variable	1,029,101	1,155,272
Principal Freedom Variable Annuity	416,468	711,029
Principal Freedom Variable Annuity 2	73,783	69,860
The Principal Variable Annuity	13,001,640	30,326,097
The Principal Variable Annuity with Purchase Payment Credit Rider	250,573	3,725,761
Principal Investment Plus Variable Annuity	15,756,624	17,921,745
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,482,277	7,607,293

International Emerging Markets Class 1 Division:
Premier Variable	209,349	266,786
The Principal Variable Annuity	7,136,821	11,009,025
The Principal Variable Annuity with Purchase Payment Credit Rider	485,395	3,001,075
Principal Investment Plus Variable Annuity	8,898,097	7,267,990
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,768,787	2,575,094

Invesco American Franchise Series I Division:
The Principal Variable Annuity	313,979	1,123,252
The Principal Variable Annuity with Purchase Payment Credit Rider	5,610	38,177

Invesco Core Equity Series I Division:
The Principal Variable Annuity	1,279,172	5,225,923
The Principal Variable Annuity with Purchase Payment Credit Rider	434	322,698

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	3,359,646	3,132,317
The Principal Variable Annuity with Purchase Payment Credit Rider	37,211	360,440

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	Purchases	Sales
Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	$2,647,934	$2,056,187
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	154,675	186,347

Invesco MidCap Growth Series I Division
The Principal Variable Annuity	377,380	630,545
The Principal Variable Annuity with Purchase Payment Credit Rider	994	133,853

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	946,269	1,202,637
The Principal Variable Annuity with Purchase Payment Credit Rider	11,496	353,187
Principal Investment Plus Variable Annuity	754,996	961,462
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	408,322	427,837

Invesco Technology Series I Division:
The Principal Variable Annuity	911,499	974,299
The Principal Variable Annuity with Purchase Payment Credit Rider	33,803	366,540

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	698,588	1,057,360
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	309,620	301,471

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	1,110,230	2,671,718
The Principal Variable Annuity with Purchase Payment Credit Rider	21,923	236,310

LargeCap Blend II Class 1 Division:
The Principal Variable Annuity	4,453,254	10,722,843
The Principal Variable Annuity with Purchase Payment Credit Rider	51,717	3,593,377
Principal Investment Plus Variable Annuity	7,464,097	20,954,690
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	566,250	9,536,105

LargeCap Growth Class 1 Division:
Personal Variable	319,132	288,153
Premier Variable	2,787,352	2,910,486
The Principal Variable Annuity	1,796,520	6,953,977
The Principal Variable Annuity with Purchase Payment Credit Rider	64,068	286,375
Principal Investment Plus Variable Annuity	1,498,190	2,546,460
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	256,145	651,559

LargeCap Growth I Class 1 Division:
Premier Variable	386,414	283,085
Principal Freedom Variable Annuity	155,785	279,422
Principal Freedom Variable Annuity 2	4,526	5,743
The Principal Variable Annuity	7,295,988	17,017,651
The Principal Variable Annuity with Purchase Payment Credit Rider	63,905	2,515,435
Principal Investment Plus Variable Annuity	3,606,506	2,410,366
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	348,144	925,424

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	Purchases	Sales
LargeCap S&P 500 Index Class 1 Division:
Premier Variable	$305,987	$184,265
Principal Freedom Variable Annuity	392,416	1,327,020
Principal Freedom Variable Annuity 2	219,734	234,210
The Principal Variable Annuity	5,553,798	10,279,137
The Principal Variable Annuity with Purchase Payment Credit Rider	47,870	2,357,397
Principal Investment Plus Variable Annuity	7,103,668	6,645,890
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,009,239	2,476,248

LargeCap Value Class 1 Division:
Bankers Flexible Annuity	23,643	184,613
Pension Builder Plus	48,848	135,760
Pension Builder Plus - Rollover IRA	7,150	10,432
Personal Variable	31,663	45,239
Premier Variable	852,581	1,153,613
Principal Freedom Variable Annuity	644,934	548,657
Principal Freedom Variable Annuity 2	33,453	82,964
The Principal Variable Annuity	4,688,067	12,354,151
The Principal Variable Annuity with Purchase Payment Credit Rider	92,883	1,054,618
Principal Investment Plus Variable Annuity	3,237,353	4,142,303
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	867,259	1,749,834

MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	233,022	30,542
The Principal Variable Annuity with Purchase Payment Credit Rider	5,203	739
Principal Investment Plus Variable Annuity	283,708	49,082
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	126,969	14,557

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	4,768,976	2,736,573
Principal Investment Plus Variable Annuity With Purchase Rider	974,611	645,327

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	2,616,780	1,272,944
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	380,687	267,009

MidCap Class 1 Division:
Personal Variable	121,911	43,343
Premier Variable	1,273,856	1,179,536
Principal Freedom Variable Annuity	1,022,325	2,210,298
Principal Freedom Variable Annuity 2	185,149	201,251
The Principal Variable Annuity	29,700,906	47,043,010
The Principal Variable Annuity with Purchase Payment Credit Rider	428,252	8,864,029
Principal Investment Plus Variable Annuity	27,132,201	32,975,947
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,472,206	13,016,337

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	Purchases	Sales
Money Market Class 1 Division:
Pension Builder Plus	$12	$19,827
Pension Builder Plus - Rollover IRA	—	—
Personal Variable	370,241	441,622
Premier Variable	4,118,563	4,386,668
Principal Freedom Variable Annuity	861,177	1,405,965
Principal Freedom Variable Annuity 2	3,776	133,960
The Principal Variable Annuity	16,406,530	27,382,364
The Principal Variable Annuity with Purchase Payment Credit Rider	201,879	2,662,146
Principal Investment Plus Variable Annuity	53,147,407	51,167,486
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,500,568	13,377,660
Principal Lifetime Income Solutions	1,759,273	1,759,273

Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	844,524	1,721,593
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	63,648	462,064

Neuberger Berman AMT Small-Cap Growth S Class Division:
Principal Investment Plus Variable Annuity	515,181	843,933
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	190,461	444,388

Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	790,248	1,843,502
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	327,007	583,901

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	394,691	46,565
The Principal Variable Annuity with Purchase Payment Credit Rider	4,480	—

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	3,655,542	3,041,161
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	789,013	823,897

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	10,181,560	8,362,743
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,915,013	3,873,139

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	8,972,746	17,753,538
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	812,920	4,441,297

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	9,335	11,474
Principal Investment Plus Variable Annuity	5,444,721	1,969,281
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,630,471	416,698

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	Purchases	Sales
Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	$21,873	$67,448
The Principal Variable Annuity	1,111,014	822,321
The Principal Variable Annuity with Purchase Payment Credit Rider	775	186,250
Principal Investment Plus Variable Annuity	2,580,685	4,211,309
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	427,937	648,630

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	92,106	127,638
The Principal Variable Annuity	795,328	448,486
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	5,034,392	6,670,871
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	151,924	2,828,392

Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	146,843	521,767
The Principal Variable Annuity	1,901,697	1,064,807
The Principal Variable Annuity with Purchase Payment Credit Rider	2,737	298,248
Principal Investment Plus Variable Annuity	14,740,866	21,938,402
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	957,775	11,715,037

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	65,968	280,066
The Principal Variable Annuity	971,289	589,613
The Principal Variable Annuity with Purchase Payment Credit Rider	2,793	17,287
Principal Investment Plus Variable Annuity	4,434,796	6,023,202
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,010,825	1,548,145

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	78,006	41,114
The Principal Variable Annuity	126,764	86,908
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,672,789	2,327,175
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	139,670	552,700

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	2,840	1,684
The Principal Variable Annuity	380,673	70,946
The Principal Variable Annuity with Purchase Payment Credit Rider	1,819	17,577
Principal Investment Plus Variable Annuity	768,893	529,052
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	149,457	409,084

Real Estate Securities Class 1 Division:
Premier Variable	239,245	229,186
Principal Freedom Variable Annuity 2	77,316	99,018
The Principal Variable Annuity	7,212,388	13,637,067
The Principal Variable Annuity with Purchase Payment Credit Rider	200,711	3,121,769
Principal Investment Plus Variable Annuity	8,748,642	5,759,674
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,707,288	2,048,293

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013

Division	Purchases	Sales
SAM Balanced Portfolio Class 1 Division:
Premier Variable	$492,099	$358,067
Principal Freedom Variable Annuity 2	179,360	387,487
The Principal Variable Annuity	41,633,552	15,801,142
The Principal Variable Annuity with Purchase Payment Credit Rider	1,057,146	2,461,121
Principal Investment Plus Variable Annuity	61,280,027	101,512,847
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,410,205	17,501,868

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	189,035	102,301
The Principal Variable Annuity	5,872,128	6,226,114
The Principal Variable Annuity with Purchase Payment Credit Rider	65,381	1,395,767
Principal Investment Plus Variable Annuity	29,365,269	22,906,725
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,356,348	5,795,485

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	232,908	75,638
The Principal Variable Annuity	4,528,213	3,738,477
The Principal Variable Annuity with Purchase Payment Credit Rider	151,636	1,035,057
Principal Investment Plus Variable Annuity	10,730,297	4,984,289
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,151,253	1,948,761

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	182,125	119,787
The Principal Variable Annuity	12,393,991	11,895,933
The Principal Variable Annuity with Purchase Payment Credit Rider	1,182,716	5,201,374
Principal Investment Plus Variable Annuity	30,398,880	33,835,838
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,445,769	6,609,000

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	218,545	121,238
The Principal Variable Annuity	2,158,065	1,793,660
The Principal Variable Annuity with Purchase Payment Credit Rider	3,654	304,962
Principal Investment Plus Variable Annuity	5,667,834	3,631,264
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,245,946	1,377,385

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	248,288	474,817
Principal Freedom Variable Annuity 2	8,348	136,304
The Principal Variable Annuity	7,397,956	12,053,235
The Principal Variable Annuity with Purchase Payment Credit Rider	100,213	1,284,316
Principal Investment Plus Variable Annuity	35,512,249	36,407,878
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,816,259	10,529,118

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	Purchases	Sales
SmallCap Blend Class 1 Division:
Premier Variable	$52,317	$18,891
Principal Freedom Variable Annuity	166,229	565,313
Principal Freedom Variable Annuity 2	42,143	53,864
The Principal Variable Annuity	2,657,342	6,042,090
The Principal Variable Annuity with Purchase Payment Credit Rider	72,332	1,233,135
Principal Investment Plus Variable Annuity	1,069,906	445,736
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	515,497	96,092

SmallCap Growth II Class 1 Division:
Premier Variable	115,693	46,630
Principal Freedom Variable Annuity	41,681	131,572
Principal Freedom Variable Annuity 2	87	16,223
The Principal Variable Annuity	2,261,665	5,212,398
The Principal Variable Annuity with Purchase Payment Credit Rider	8,190	760,878
Principal Investment Plus Variable Annuity	2,637,801	1,938,029
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	396,015	642,128

SmallCap Value I Class 1 Division:
Premier Variable	233,678	128,997
Principal Freedom Variable Annuity 2	27,681	56,736
The Principal Variable Annuity	3,784,791	7,843,269
The Principal Variable Annuity with Purchase Payment Credit Rider	95,497	2,165,866
Principal Investment Plus Variable Annuity	5,356,534	13,273,706
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	821,818	4,962,849

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	2,266,993	2,536,073
Principal Investment Plus Variable Annuity	527,717	407,427

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	7,211,551	3,946,264
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,925,170	2,379,965

Templeton Growth Securities Class 2 Division:
Principal Freedom Variable Annuity	68,514	283,120

Van Eck Global Hard Assets Service Class Division:
The Principal Variable Annuity	490,664	907,675
The Principal Variable Annuity with Purchase Payment Credit Rider	2,770	78,156
Principal Investment Plus Variable Annuity	1,818,421	1,037,282
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	353,514	275,090

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013
5. Changes in Units Outstanding
Transactions in units were as follows for each of the periods ended December 31:

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	46,073	36,011	79,387	85,447
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,481	16,029	26,941	54,327

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	17,834	417	—	—
The Principal Variable Annuity With Purchase Payment Credit Rider		—	—	—
Principal Investment Plus Variable Annuity	57,039	30	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,270	1,026	—	—

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	11,636	43,831	3,491	25,702
Principal Freedom Variable Annuity 2	499	275	1,647	2,089
The Principal Variable Annuity	141,847	189,862	142,375	231,254
The Principal Variable Annuity With Purchase Payment Credit Rider	960	57,836	1,530	109,420

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	1,590,495	1,479,340	1,081,842	974,841
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	324,114	572,917	226,641	228,635

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	44,860	37,733	24,991	34,706
The Principal Variable Annuity With Purchase Payment Credit Rider	4,006	3,832	1,946	6,918
Principal Investment Plus Variable Annuity	71,395	62,199	120,543	65,835
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,649	1,316	3,225	617

American Century VP Ultra Class I Division:
The Principal Variable Annuity	40,018	86,908	93,855	114,320
The Principal Variable Annuity With Purchase Payment Credit Rider	1,254	19,873	3,081	58,634

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	321,488	1,094,339	360,738	817,606
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,808	462,250	103,077	276,458

American Century VP Value Class II Division:
The Principal Variable Annuity	159,697	294,539	228,646	322,880
The Principal Variable Annuity With Purchase Payment Credit Rider	2,559	126,260	8,138	253,589

American Century VP Vista Class I Division:
Principal Investment Plus Variable Annuity	11,821	15,868	59,579	64,735
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,945	11,663	286	17,577

Balanced Class 1 Division:
Personal Variable	12,590	18,386	57,484	86,740
Premier Variable	239,363	280,348	96,229	88,057
The Principal Variable Annuity	87,048	268,554	133,632	267,958
The Principal Variable Annuity With Purchase Payment Credit Rider	1,517	36,917	2,081	103,620

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Bond & Mortgage Securities Class 1 Division:
Personal Variable	7,845	3,415	16,780	50,196
Premier Variable	457,170	664,021	276,305	141,564
Principal Freedom Variable Annuity	26,341	71,009	46,566	81,346
Principal Freedom Variable Annuity 2	7,480	18,246	20,363	13,360
The Principal Variable Annuity	476,370	1,098,635	836,475	1,073,559
The Principal Variable Annuity With Purchase Payment Credit Rider	13,572	224,526	44,960	490,225
Principal Investment Plus Variable Annuity	985,508	1,120,891	804,598	720,304
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	190,388	480,547	205,396	222,834

Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	1,258	—	—	—
The Principal Variable Annuity With Purchase Payment Credit Rider	421	—	—	—
Principal Investment Plus Variable Annuity	14,581	152	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,696	774	—	—

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	17,780,210	5,009,850	18,979,080	2,835,954
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,908,418	604,332	1,671,337	222,760
Principal Lifetime Income Solutions	1,589,704	151,583	901,106	36,162

Diversified Balanced Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	64,506	34	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Lifetime Income Solutions	22,610	13	—	—

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	55,597,020	6,793,866	34,789,657	5,394,641
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,758,787	803,317	2,754,520	360,207
Principal Lifetime Income Solutions	2,249,024	82,331	432,918	14,726

Diversified Growth Managed Volatility Class 2 Division:
Principal Investment Plus Variable Annuity	309,245	180	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	25,639	20	—	—
Principal Lifetime Income Solutions	58,539	24	—	—

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	6,565,483	2,415,060	5,141,020	416,026
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	548,855	287,042	412,277	6,176
Principal Lifetime Income Solutions	400,339	20,057	93,997	357

Diversified International Class 1 Division:
Personal Variable	10,167	7,999	23,713	139,066
Premier Variable	148,103	242,862	132,333	198,343
Principal Freedom Variable Annuity	7,073	53,408	9,176	36,231
Principal Freedom Variable Annuity 2	7,483	12,070	9,695	36,684
The Principal Variable Annuity	349,317	928,518	688,351	1,191,781
The Principal Variable Annuity With Purchase Payment Credit Rider	8,549	225,503	36,067	544,380
Principal Investment Plus Variable Annuity	237,102	390,104	181,812	383,983
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	31,477	146,592	41,387	106,197

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Dreyfus IP Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	63,566	52,654	63,923	50,833
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,381	6,355	11,900	12,876

DWS Small Mid Cap Value Class B Division:
The Principal Variable Annuity	2,422	1,356	—	—
The Principal Variable Annuity With Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	7,832	26	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,006	—	—	—

Equity Income Class 1 Division:
Premier Variable	40,003	13,628	15,594	18,742
The Principal Variable Annuity	612,812	1,214,354	953,222	1,527,612
The Principal Variable Annuity With Purchase Payment Credit Rider	5,403	301,254	53,512	693,929
Principal Investment Plus Variable Annuity	1,949,078	4,227,026	1,244,506	3,290,109
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	224,576	1,708,605	186,277	862,613

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	201,796	581,531	273,524	762,517
The Principal Variable Annuity With Purchase Payment Credit Rider	4,402	95,858	10,331	205,207

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	297,205	552,961	357,836	572,582
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,206	152,070	37,847	101,108

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	212,859	477,606	417,766	523,325
The Principal Variable Annuity With Purchase Payment Credit Rider	2,312	137,872	10,663	420,402
Principal Investment Plus Variable Annuity	134,061	131,180	172,358	183,456
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	26,611	54,665	28,035	33,756

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	100,100	291,111	166,255	299,055
The Principal Variable Annuity With Purchase Payment Credit Rider	1,159	31,562	2,981	112,203

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	64,369	67,557	97,482	136,805
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,392	41,103	7,282	27,086

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	129,801	89,195	63,573	86,416
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	25,384	34,958	10,915	39,872

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	275,223	647,101	287,407	526,069
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	32,774	281,333	81,261	197,336

Franklin Small Cap Value Securities Class 2 Division:
The Principal Variable Annuity	8,482	80	—	—
The Principal Variable Annuity With Purchase Payment Credit Rider	69	—	—	—
Principal Investment Plus Variable Annuity	96,587	64,964	107,437	109,702
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,196	13,835	4,930	4,489

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Goldman Sachs VIT Mid Cap Value Service Class I Division:
The Principal Variable Annuity	2,670	21	—	—
The Principal Variable Annuity With Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	106,295	166,496	30,872	133,713
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,347	74,614	12,195	52,901

Goldman Sachs VIT Structured Small Cap Equity Service Class I Division:
The Principal Variable Annuity	5,555	73	—	—
The Principal Variable Annuity With Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	51,562	81,915	54,729	126,660
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,454	29,452	6,384	12,729

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	6	3,520	—	2,786
Pension Builder Plus - Rollover IRA	—	42	—	45
Personal Variable	9,088	4,044	55,513	61,624
Premier Variable	340,833	423,903	279,514	294,188
Principal Freedom Variable Annuity	24,629	56,859	43,556	73,302
Principal Freedom Variable Annuity 2	5,115	5,573	8,255	6,292
The Principal Variable Annuity	787,654	2,481,389	1,688,821	2,289,840
The Principal Variable Annuity With Purchase Payment Credit Rider	15,180	304,855	116,796	751,848
Principal Investment Plus Variable Annuity	1,141,355	1,466,577	1,486,108	1,034,179
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	252,244	622,522	432,126	189,873

International Emerging Markets Class 1 Division:
Premier Variable	50,146	67,246	24,369	24,921
The Principal Variable Annuity	187,950	317,526	239,996	336,029
The Principal Variable Annuity With Purchase Payment Credit Rider	12,783	86,558	19,722	178,544
Principal Investment Plus Variable Annuity	243,804	206,059	206,372	214,032
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	48,464	73,008	51,594	77,482

Invesco American Franchise Series I Division:
The Principal Variable Annuity	26,360	96,211	540,619	87,739
The Principal Variable Annuity With Purchase Payment Credit Rider	471	3,270	10,858	5,658

Invesco Core Equity Series I Division:
The Principal Variable Annuity	73,745	377,704	124,998	414,315
The Principal Variable Annuity With Purchase Payment Credit Rider	25	23,323	3,752	76,725

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	204,498	186,215	132,012	116,246
The Principal Variable Annuity With Purchase Payment Credit Rider	2,265	21,428	5,413	61,844

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	248,145	189,479	199,212	159,163
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,495	17,172	13,843	18,241

Invesco MidCap Growth Series I Division:
The Principal Variable Annuity	32,259	56,439	196,051	54,434
The Principal Variable Annuity With Purchase Payment Credit Rider	85	11,981	38,302	17,560

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	47,661	60,192	51,630	78,789
The Principal Variable Annuity With Purchase Payment Credit Rider	579	17,677	5,034	34,786
Principal Investment Plus Variable Annuity	35,908	45,934	62,263	83,009
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,420	20,440	8,602	13,445

Invesco Technology Series I Division:
The Principal Variable Annuity	89,848	131,932	162,461	178,122
The Principal Variable Annuity With Purchase Payment Credit Rider	3,332	49,634	14,576	91,209

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	51,698	78,589	105,528	143,106
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,913	22,407	5,562	16,724

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	91,461	218,296	115,655	245,302
The Principal Variable Annuity With Purchase Payment Credit Rider	1,806	19,308	1,789	68,130

LargeCap Blend II Class 1 Division:
The Principal Variable Annuity	248,250	669,357	583,051	860,768
The Principal Variable Annuity With Purchase Payment Credit Rider	2,883	224,311	16,093	606,149
Principal Investment Plus Variable Annuity	392,786	1,289,754	435,455	1,258,555
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	29,798	586,944	65,858	351,918

LargeCap Growth Class 1 Division:
Personal Variable	127,907	116,168	219,035	324,097
Premier Variable	1,029,535	1,090,870	953,441	1,017,596
The Principal Variable Annuity	56,530	280,709	99,794	330,659
The Principal Variable Annuity With Purchase Payment Credit Rider	2,016	11,560	5,690	52,267
Principal Investment Plus Variable Annuity	57,402	102,451	100,714	155,039
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,814	26,214	15,155	21,224

LargeCap Growth I Class 1 Division:
Premier Variable	247,165	192,379	6,097	3,040
Principal Freedom Variable Annuity	6,848	18,401	14,254	30,265
Principal Freedom Variable Annuity 2	67	321	1,508	2,626
The Principal Variable Annuity	101,382	370,995	154,200	426,148
The Principal Variable Annuity With Purchase Payment Credit Rider	888	54,838	8,275	126,484
Principal Investment Plus Variable Annuity	70,277	51,441	63,914	61,830
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,784	19,750	9,016	16,349

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	204,267	127,823	44,833	29,278
Principal Freedom Variable Annuity	16,901	92,203	16,164	139,161
Principal Freedom Variable Annuity 2	15,701	16,923	19,300	41,113
The Principal Variable Annuity	360,582	777,913	569,328	963,192
The Principal Variable Annuity With Purchase Payment Credit Rider	3,108	178,405	12,944	468,004
Principal Investment Plus Variable Annuity	508,457	494,943	536,406	833,283
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	72,238	184,415	44,122	104,419

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
LargeCap Value Class 1 Division:
Bankers Flexible Annuity	—	3,817	—	5,037
Pension Builder Plus	4	13,655	—	6,027
Pension Builder Plus – Rollover IRA	781	309	—	1,701
Personal Variable	5,586	10,708	15,924	90,463
Premier Variable	165,907	263,892	155,212	419,505
Principal Freedom Variable Annuity	41,456	37,633	8,107	50,432
Principal Freedom Variable Annuity 2	1,978	6,394	62	18,906
The Principal Variable Annuity	97,513	359,150	154,260	401,736
The Principal Variable Annuity With Purchase Payment Credit Rider	1,932	30,659	3,425	122,594
Principal Investment Plus Variable Annuity	90,309	123,637	135,580	151,563
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,193	52,228	14,796	31,790

MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	21,364	2,685	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	477	65	—	—
Principal Investment Plus Variable Annuity	25,674	4,380	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,490	1,299	—	—

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	239,415	140,826	178,216	97,360
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	48,928	33,209	26,097	7,438

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	149,382	67,707	46,208	41,446
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,732	14,202	28,450	14,634

MidCap Class 1 Division:
Personal Variable	8,592	5,197	13,768	96,956
Premier Variable	122,806	156,888	75,127	152,218
Principal Freedom Variable Annuity	13,544	62,553	12,014	56,451
Principal Freedom Variable Annuity 2	7,784	10,434	8,588	29,932
The Principal Variable Annuity	253,072	699,996	369,140	794,888
The Principal Variable Annuity With Purchase Payment Credit Rider	3,649	131,896	13,644	290,962
Principal Investment Plus Variable Annuity	303,209	492,587	304,373	513,573
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	49,978	194,435	40,907	123,163

Money Market Class 1 Division:
Pension Builder Plus	6	8,358	—	4,300
Pension Builder Plus – Rollover IRA	—	—	—	—
Personal Variable	230,272	272,705	327,688	285,290
Premier Variable	2,445,022	2,595,321	2,212,880	2,274,723
Principal Freedom Variable Annuity	71,432	114,865	38,816	56,461
Principal Freedom Variable Annuity 2	360	12,500	4,078	38,368
The Principal Variable Annuity	1,198,478	1,979,507	1,656,911	2,282,332
The Principal Variable Annuity With Purchase Payment Credit Rider	14,747	192,450	53,665	346,921
Principal Investment Plus Variable Annuity	3,919,460	3,760,485	2,580,361	2,986,429
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	774,385	983,173	745,893	805,563
Principal Lifetime Income Solutions	128,316	128,316	6,964	6,964

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	50,686	107,853	74,774	60,807
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,820	28,947	5,095	21,277

Neuberger Berman AMT Small-Cap Growth S Class Division:
Principal Investment Plus Variable Annuity	40,460	64,174	30,916	46,730
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,958	33,792	6,130	12,821

Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	44,908	103,743	30,973	57,835
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	18,583	32,859	6,328	14,044

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	36,653	4,329	—	—
The Principal Variable Annuity With Purchase Payment Credit Rider	416	—	—	—

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	235,730	206,943	151,584	58,850
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	50,880	56,064	36,032	8,310

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	712,231	631,534	523,523	657,496
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	133,961	292,490	82,980	161,678

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	636,408	1,405,014	1,534,310	450,487
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	58,080	351,484	309,352	67,534

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	45	921	967	4,415
Principal Investment Plus Variable Annuity	232,162	139,651	311,360	202,290
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	69,523	29,550	37,861	41,481

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	—	4,971	—	5,693
The Principal Variable Annuity	75,979	59,675	79,601	73,075
The Principal Variable Annuity With Purchase Payment Credit Rider	53	13,516	358	21,400
Principal Investment Plus Variable Annuity	158,283	300,102	152,437	222,653
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	26,247	46,222	29,935	32,959

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	3,159	8,329	1,319	43,022
The Principal Variable Annuity	53,644	29,738	18,748	32,120
The Principal Variable Annuity With Purchase Payment Credit Rider	—	—	—	8,494
Principal Investment Plus Variable Annuity	301,419	456,139	145,059	306,446
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,096	193,399	11,786	59,525

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	3,875	37,695	39,667	90,507
The Principal Variable Annuity	119,487	68,041	120,868	100,483
The Principal Variable Annuity With Purchase Payment Credit Rider	172	19,058	17,628	32,708
Principal Investment Plus Variable Annuity	759,779	1,373,012	274,184	963,357
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	49,366	733,184	70,713	268,879

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	1	20,583	2,301	25,699
The Principal Variable Annuity	61,216	36,562	22,458	40,853
The Principal Variable Annuity With Purchase Payment Credit Rider	176	1,072	867	796
Principal Investment Plus Variable Annuity	215,285	354,717	160,803	227,674
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	49,070	91,173	21,108	150,419

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	5,432	2,950	2,326	—
The Principal Variable Annuity	8,039	5,258	9,559	1,801
The Principal Variable Annuity With Purchase Payment Credit Rider	—	—	—	4,292
Principal Investment Plus Variable Annuity	96,844	141,963	118,304	131,989
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,086	33,716	9,800	23,107

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	—	—	3,349	—
The Principal Variable Annuity	23,445	4,448	11,294	12,036
The Principal Variable Annuity With Purchase Payment Credit Rider	112	1,102	1,075	3,802
Principal Investment Plus Variable Annuity	44,696	31,575	78,071	40,434
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,688	24,415	2,610	24,069

Real Estate Securities Class 1 Division:
Premier Variable	64,242	62,431	22,387	18,037
Principal Freedom Variable Annuity 2	5,315	6,781	5,167	7,093
The Principal Variable Annuity	162,602	327,244	283,725	363,625
The Principal Variable Annuity With Purchase Payment Credit Rider	4,525	74,912	13,779	207,467
Principal Investment Plus Variable Annuity	206,555	135,243	192,524	154,648
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	40,309	48,096	33,156	26,799

SAM Balanced Portfolio Class 1 Division:
Premier Variable	290,270	123,762	—	—
Principal Freedom Variable Annuity 2	8,615	29,013	1,419	38,109
The Principal Variable Annuity	3,205,300	1,231,305	1,061,675	1,045,873
The Principal Variable Annuity With Purchase Payment Credit Rider	81,388	191,783	87,520	488,768
Principal Investment Plus Variable Annuity	3,389,717	7,485,582	1,631,898	4,326,672
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	963,049	1,290,592	434,467	653,788

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	9,760	6,713	33,770	31,760
The Principal Variable Annuity	410,178	480,936	449,854	597,111
The Principal Variable Annuity With Purchase Payment Credit Rider	4,567	107,816	66,956	204,973
Principal Investment Plus Variable Annuity	1,884,950	1,651,000	1,063,966	1,177,700
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	279,633	417,709	184,679	269,809

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	17,281	5,377	5,962	27,935
The Principal Variable Annuity	362,470	309,796	367,720	339,756
The Principal Variable Annuity With Purchase Payment Credit Rider	12,138	85,772	19,062	207,917
Principal Investment Plus Variable Annuity	832,190	367,146	858,760	525,469
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	244,396	143,547	195,372	100,827

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	6,146	7,561	63,375	1,786
The Principal Variable Annuity	837,618	901,167	996,289	719,864
The Principal Variable Annuity With Purchase Payment Credit Rider	79,931	394,026	144,924	359,734
Principal Investment Plus Variable Annuity	1,930,245	2,489,870	1,494,039	1,023,801
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	536,283	486,335	409,362	207,967

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	17,318	9,517	2,550	—
The Principal Variable Annuity	178,974	148,216	173,655	485,883
The Principal Variable Annuity With Purchase Payment Credit Rider	303	25,200	12,927	100,590
Principal Investment Plus Variable Annuity	467,440	276,397	390,615	489,153
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	267,701	104,841	127,302	86,862

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	17,829	38,792	28,036	39,493
Principal Freedom Variable Annuity 2	563	11,504	28,466	27,358
The Principal Variable Annuity	597,147	1,015,451	802,364	886,569
The Principal Variable Annuity With Purchase Payment Credit Rider	8,089	108,200	80,890	369,969
Principal Investment Plus Variable Annuity	2,864,928	3,011,502	2,211,957	1,663,696
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	469,223	870,923	586,831	459,517

SmallCap Blend Class 1 Division:
Premier Variable	31,464	12,533	8,200	8,567
Principal Freedom Variable Annuity	7,384	25,857	1,994	23,980
Principal Freedom Variable Annuity 2	3,158	4,103	4,224	6,371
The Principal Variable Annuity	156,136	350,001	200,045	361,346
The Principal Variable Annuity With Purchase Payment Credit Rider	4,250	71,432	8,598	177,975
Principal Investment Plus Variable Annuity	64,450	24,056	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	31,053	5,186	—	—

SmallCap Growth II Class 1 Division:
Premier Variable	113,958	49,795	30,590	28,392
Principal Freedom Variable Annuity	2,971	9,486	1,349	17,869
Principal Freedom Variable Annuity 2	7	1,367	22	8,753
The Principal Variable Annuity	158,225	359,165	184,232	317,317
The Principal Variable Annuity With Purchase Payment Credit Rider	573	52,429	11,586	130,182
Principal Investment Plus Variable Annuity	181,535	128,150	105,161	136,268
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	27,254	42,460	17,423	34,598

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed
SmallCap Value I Class 1 Division:
Premier Variable	101,743	59,235	22,229	6,625
Principal Freedom Variable Annuity 2	1,988	4,499	138	9,980
The Principal Variable Annuity	116,718	253,459	135,216	278,948
The Principal Variable Annuity With Purchase Payment Credit Rider	2,945	69,991	8,178	133,011
Principal Investment Plus Variable Annuity	161,618	422,458	119,192	399,150
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,796	157,951	11,269	107,031

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	128,910	138,317	179,848	178,994
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	30,008	22,221	23,183	18,838

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	235,820	133,971	242,375	175,685
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	95,654	80,797	36,795	27,275

Templeton Growth Securities Class 2 Division:
Principal Freedom Variable Annuity	2,002	14,236	2,189	9,761

Van Eck Global Hard Assets Service Class Division:
The Principal Variable Annuity	29,404	61,413	83,837	65,492
The Principal Variable Annuity With Purchase Payment Credit Rider	166	5,288	9,197	17,270
Principal Investment Plus Variable Annuity	119,111	68,178	133,170	140,782
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23,156	18,081	19,827	16,868

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2013, 2012, 2011, 2010, and 2009 in accordance with AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

AllianceBernstein Small Cap Growth Class A Division:
2013	236	$26.62 to $25.17	$6,183	–%	1.40% to 2.00%	43.74% to 42.93%
2012	227	18.52 to 17.61	4,148	–	1.25 to 1.85	13.62 to 12.88
2011	261	16.30 to 15.60	4,184	–	1.25 to 1.85	3.16 to 2.56
2010	234	15.80 to 15.21	3,666	–	1.25 to 1.85	35.16 to 34.36
2009	164	11.69 to 11.32	1,902	–	1.25 to 1.85	40.00 to 39.24

AllianceBernstein Small/Mid Cap Value Class A Division:
2013 (10)	95	11.37 to 11.32	1,075	0.35	1.30 to 2.00	13.25 to 12.75

American Century VP Income & Growth Class I Division:
2013	942	16.52 to 14.62	14,985	2.19	0.85 to 1.90	34.75 to 33.27
2012	1,079	12.26 to 10.97	12,745	2.07	0.85 to 1.85	13.73 to 12.63
2011	1,298	10.78 to 9.74	13,458	1.53	0.85 to 1.85	2.28 to 1.25
2010	1,644	10.54 to 9.62	16,653	1.52	0.85 to 1.85	13.09 to 12.12
2009	1,954	9.32 to 8.58	17,506	4.89	0.85 to 1.85	17.09 to 15.95

American Century VP Inflation Protection Class II Division:
2013	6,186	12.87 to 12.17	78,840	1.62	1.40 to 2.00	(9.68) to (10.18)
2012	6,324	14.25 to 13.55	89,160	2.43	1.25 to 1.85	6.03 to 5.37
2011	6,219	13.44 to 12.86	82,771	4.11	1.25 to 1.85	10.44 to 9.73
2010	7,137	12.17 to 11.72	86,144	1.68	1.25 to 1.85	3.75 to 3.17
2009	6,976	11.73 to 11.36	81,192	1.75	1.25 to 1.85	8.91 to 8.29

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
American Century VP Mid Cap Value Class II Division:
2013	229	$16.69 to $16.33	$3,815	1.05%	1.30% to 2.00%	28.29% to 27.48%
2012	200	13.01 to 12.81	2,592	1.87	1.25 to 1.85	14.73 to 14.07
2011	157	11.34 to 11.23	1,776	1.30	1.25 to 1.85	(2.07) to (2.69)
2010 (7)	57	11.58 to 11.54	663	3.40	1.25 to 1.85	17.33 to 16.92

American Century VP Ultra Class I Division:
2013	284	14.45 to 13.40	4,100	0.56	1.30 to 1.90	35.30 to 34.54
2012	350	10.68 to 9.96	3,716	–	1.25 to 1.85	12.54 to 11.78
2011	426	9.49 to 8.91	3,993	–	1.25 to 1.85	(0.21) to (0.78)
2010	526	9.51 to 8.98	4,935	0.55	1.25 to 1.85	14.58 to 13.96
2009	629	8.30 to 7.88	5,126	0.29	1.25 to 1.85	32.80 to 31.99

American Century VP Ultra Class II Division:
2013	3,228	17.04 to 16.10	54,398	0.43	1.40 to 2.00	35.13 to 34.28
2012	4,445	12.61 to 11.99	55,372	–	1.25 to 1.85	12.39 to 11.74
2011	5,075	11.22 to 10.73	56,336	–	1.25 to 1.85	(0.36) to (1.01)
2010	5,256	11.26 to 10.84	58,641	0.36	1.25 to 1.85	14.31 to 13.75
2009	5,741	9.85 to 9.53	56,071	0.18	1.25 to 1.85	32.93 to 31.99

American Century VP Value Class II Division:
2013	1,035	19.07 to 17.79	19,713	1.49	1.30 to 1.90	29.82 to 29.10
2012	1,294	14.69 to 13.78	18,873	1.75	1.25 to 1.85	13.09 to 12.40
2011	1,634	12.99 to 12.26	20,924	1.86	1.25 to 1.85	(0.38) to (0.97)
2010	1,961	13.04 to 12.38	25,180	2.05	1.25 to 1.85	11.64 to 11.03
2009	2,252	11.68 to 11.15	25,912	5.58	1.25 to 1.85	18.22 to 17.49

American Century VP Vista Class I Division:
2013	151	18.58 to 17.57	2,758	–	1.40 to 2.00	28.40 to 27.69
2012	163	14.47 to 13.76	2,328	–	1.25 to 1.85	14.21 to 13.53
2011	186	12.67 to 12.12	2,318	–	1.25 to 1.85	(9.05) to (9.62)
2010	219	13.93 to 13.41	3,007	–	1.25 to 1.85	22.41 to 21.69
2009	197	11.38 to 11.02	2,219	–	1.25 to 1.85	20.94 to 20.17

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Balanced Class 1 Division:
2013	2,369	$3.05 to $24.54	$36,507	1.78%	0.42% to 1.90%	18.98% to 17.30%
2012	2,633	2.46 to 20.92	35,867	2.04	0.42 to 1.85	12.33 to 10.92
2011	2,890	2.27 to 18.86	36,779	2.30	0.43 to 1.85	3.62 to 2.17
2010	3,334	2.19 to 18.46	42,696	2.76	0.42 to 1.85	13.15 to 11.54
2009	3,884	1.94 to 16.55	44,052	4.94	0.41 to 1.85	20.65 to 18.98

Bond & Mortgage Securities Class 1 Division:
2013	9,961	2.70 to 21.16	201,686	3.30	0.40 to 2.00	(1.27) to (2.76)
2012	11,477	2.63 to 21.76	236,260	3.77	0.41 to 1.85	6.86 to 5.58
2011	12,019	2.56 to 20.61	235,718	0.10	0.40 to 1.85	6.63 to 5.10
2010	13,628	2.40 to 19.61	253,669	5.27	0.43 to 1.85	11.19 to 9.61
2009	15,157	2.16 to 17.89	251,405	11.41	0.40 to 1.85	20.41 to 18.71

Delaware Small Cap Value Service Class Division:
2013 (10)	23	11.40 to 11.35	262	–	1.30 to 2.00	13.66 to 13.16

Diversified Balanced Class 2 Division:
2013	63,792	13.45 to 13.13	856,504	0.33	1.40 to 2.00	11.43 to 10.80
2012	48,279	12.07 to 11.85	581,720	0.96	1.25 to 1.85	8.35 to 7.73
2011	29,822	11.14 to 11.00	331,823	0.96	1.25 to 1.85	(0.71) to 1.66
2010 (6)	15,601	10.88 to 10.82	169,723	–	1.25 to 1.85	7.94 to 7.34

Diversified Balanced Managed Volatility Class 2 Division:
2013 (11)	87	10.07 to 10.06	877	–	1.40 to 2.00	0.90 to 0.80

Diversified Growth Class 2 Division:
2013	154,283	14.30 to 13.96	2,202,298	0.45	1.40 to 2.00	16.45 to 15.75
2012	99,357	12.28 to 12.06	1,218,656	0.85	1.25 to 1.85	10.23 to 9.54
2011	67,150	11.14 to 11.01	747,474	0.75	1.25 to 1.85	(2.45) to 0.36
2010 (6)	29,374	11.03 to 10.97	323,912	–	1.25 to 1.85	9.10 to 8.51

Diversified Growth Managed Volatility Class 2 Division:
2013 (11)	393	10.12 to 10.11	3,979	–	1.40 to 2.00	1.40 to 1.30

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Diversified Income Class 2 Division: Division:
2013	10,017	$11.20 to $11.09	$112,081	0.11%	1.40% to 2.00%	6.77% to 6.12%
2012 (9)	5,225	10.49 to 10.45	54,791	–	1.25 to 1.85	4.38 to 3.98

Diversified International Class 1 Division:
2013	7,605	3.32 to 26.27	183,015	2.83	0.42 to 2.00	17.90 to 16.55
2012	8,812	2.70 to 22.54	182,349	2.10	0.38 to 1.85	17.68 to 16.25
2011	10,327	2.39 to 19.39	182,722	0.44	0.44 to 1.85	(10.58) to (12.54)
2010	11,979	2.67 to 22.17	237,656	2.09	0.41 to 1.85	13.25 to 11.63
2009 (4)	10,543	2.36 to 19.86	176,753	5.22	0.40 to 1.85	27.22 to 26.50

Dreyfus IP Technology Growth Service Shares Division:
2013	217	21.45 to 20.28	4,605	–	1.40 to 2.00	30.71 to 30.00
2012	203	16.41 to 15.60	3,300	–	1.25 to 1.85	13.96 to 13.21
2011	191	14.40 to 13.78	2,726	–	1.25 to 1.85	(9.21) to (9.70)
2010	243	15.86 to 15.26	3,834	–	1.25 to 1.85	28.01 to 27.27
2009	197	12.39 to 11.99	2,425	0.12	1.25 to 1.85	55.26 to 54.11

DWS Small Mid Cap Value Class B Division:
2013 (10)	13	11.39 to 11.34	146	–	1.30 to 2.00	13.56 to 13.06

Equity Income Class 1 Division:
2013	22,006	1.75 to 12.89	293,600	3.07	0.33 to 2.00	26.77 to 24.90
2012	26,639	1.38 to 10.32	282,998	3.01	0.38 to 1.85	12.54 to 10.97
2011	30,579	1.23 to 9.30	291,224	0.55	0.54 to 1.85	5.00 to 3.45
2010	19,001	1.17 to 8.99	173,784	3.26	0.29 to 1.85	15.69 to 14.09
2009	20,376	1.01 to 7.88	162,644	5.86	0.55 to 1.85	19.23 to 17.79

Fidelity VIP Contrafund Service Class Division:
2013	2,372	21.55 to 19.92	51,076	0.93	1.30 to 1.90	29.43 to 28.68
2012	2,843	16.65 to 15.48	47,183	1.16	1.25 to 1.85	14.91 to 14.16
2011	3,527	14.49 to 13.56	50,818	0.85	1.25 to 1.85	(3.85) to (4.37)
2010	4,237	15.07 to 14.18	63,341	1.05	1.25 to 1.85	15.66 to 14.91
2009	5,121	13.03 to 12.34	66,028	1.28	1.25 to 1.85	33.92 to 33.26

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Fidelity VIP Contrafund Service Class 2 Division:
2013	2,712	$20.78 to $19.64	$55,840	0.81%	1.40% to 2.00%	29.23% to 28.45%
2012	3,087	16.08 to 15.29	49,175	1.10	1.25 to 1.85	14.69 to 14.02
2011	3,365	14.02 to 13.41	46,781	0.80	1.25 to 1.85	(3.97) to (4.56)
2010	3,317	14.60 to 14.05	48,069	1.05	1.25 to 1.85	15.51 to 14.79
2009	3,293	12.64 to 12.24	41,367	1.25	1.25 to 1.85	33.76 to 32.90

Fidelity VIP Equity-Income Service Class 2 Division:
2013	2,399	16.64 to 15.51	39,708	2.19	1.30 to 2.00	26.25 to 25.38
2012	2,825	13.18 to 12.37	36,953	2.78	1.25 to 1.85	15.61 to 14.96
2011	3,357	11.40 to 10.76	37,791	2.15	1.25 to 1.85	(0.61) to (1.19)
2010	3,931	11.47 to 10.89	44,413	1.59	1.25 to 1.85	13.45 to 12.85
2009	4,491	10.11 to 9.65	44,737	2.08	1.25 to 1.85	28.30 to 27.48

Fidelity VIP Growth Service Class Division:
2013	1,248	13.34 to 12.33	16,637	0.18	1.30 to 1.90	34.48 to 33.59
2012	1,469	9.92 to 9.23	14,548	0.47	1.25 to 1.85	13.11 to 12.42
2011	1,711	8.77 to 8.21	14,924	0.24	1.25 to 1.85	(1.13) to (1.68)
2010	2,117	8.87 to 8.35	18,620	0.17	1.25 to 1.85	22.51 to 21.90
2009	2,477	7.24 to 6.85	17,734	0.33	1.25 to 1.85	26.57 to 25.69

Fidelity VIP Growth Service Class 2 Division:
2013	467	18.15 to 17.16	8,346	0.05	1.40 to 2.00	34.25 to 33.44
2012	501	13.52 to 12.86	6,666	0.34	1.25 to 1.85	12.95 to 12.31
2011	560	11.97 to 11.45	6,609	0.12	1.25 to 1.85	(1.24) to (1.89)
2010	666	12.12 to 11.67	7,988	0.03	1.25 to 1.85	22.30 to 21.56
2009	657	9.91 to 9.60	6,438	0.21	1.25 to 1.85	26.40 to 25.65

Fidelity VIP Mid Cap Service Class 2 Division:
2013	623	24.80 to 23.45	15,323	0.29	1.40 to 2.00	34.05 to 33.31
2012	592	18.50 to 17.59	10,855	0.38	1.25 to 1.85	13.15 to 12.47
2011	644	16.35 to 15.64	10,432	0.02	1.25 to 1.85	(11.95) to (12.48)
2010	693	18.57 to 17.87	12,784	0.14	1.25 to 1.85	26.93 to 26.20
2009	522	14.63 to 14.16	7,571	0.48	1.25 to 1.85	38.02 to 37.21

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Fidelity VIP Overseas Service Class 2 Division:
2013	2,605	$17.79 to $16.81	$45,762	1.10%	1.40% to 2.00%	28.54% to 27.74%
2012	3,226	13.84 to 13.16	44,060	1.80	1.25 to 1.85	19.00 to 18.35
2011	3,580	11.63 to 11.12	41,148	1.29	1.25 to 1.85	(18.27) to (18.83)
2010	3,425	14.23 to 13.70	48,259	1.28	1.25 to 1.85	11.52 to 10.84
2009	3,652	12.76 to 12.36	46,197	1.96	1.25 to 1.85	24.61 to 23.97

Franklin Small Cap Value Securities Class 2 Division:
2013	185	18.93 to 18.47	3,494	1.17	1.30 to 2.00	17.65 to 33.65
2012	142	14.07 to 13.82	1,990	0.68	1.25 to 1.85	16.86 to 16.23
2011	144	12.04 to 11.89	1,726	0.62	1.25 to 1.85	(4.90) to (5.56)
2010 (6)	35	12.66 to 12.59	447	0.42	1.25 to 1.85	23.75 to 23.07

Goldman Sachs VIT Mid Cap Value Institutional Class I Division:
2013	842	21.70 to 20.50	18,015	0.83	1.30 to 2.00	10.55 to 30.32
2012	964	16.54 to 15.73	15,718	1.12	1.25 to 1.85	17.06 to 16.35
2011	1,108	14.13 to 13.52	15,462	0.75	1.25 to 1.85	(7.59) to (8.09)
2010	1,150	15.29 to 14.71	17,385	0.67	1.25 to 1.85	23.51 to 22.69
2009	1,297	12.38 to 11.99	15,906	1.88	1.25 to 1.85	31.42 to 30.75

Goldman Sachs VIT Structured Small Cap Equity Institutional Class I Division:
2013	417	17.41 to 16.45	7,164	0.99	1.30 to 2.00	14.16 to 32.98
2012	457	13.00 to 12.37	5,868	1.15	1.25 to 1.85	11.40 to 10.74
2011	535	11.67 to 11.17	6,184	0.80	1.25 to 1.85	(0.60) to (1.15)
2010	516	11.74 to 11.30	6,007	0.57	1.25 to 1.85	28.59 to 27.83
2009	487	9.13 to 8.84	4,414	1.30	1.25 to 1.85	26.10 to 25.21

Government & High Quality Bond Class 1 Division:
2013	14,619	2.66 to 11.32	159,944	3.86	0.42 to 2.00	(1.44) to (2.83)
2012	17,413	2.58 to 11.65	196,166	3.99	0.40 to 1.85	3.25 to 1.92
2011	18,006	2.61 to 11.43	197,866	0.18	0.39 to 1.85	5.78 to 4.29
2010	20,724	2.47 to 10.96	216,707	5.00	0.44 to 1.85	5.71 to 3.98
2009	1,180	10.66 to 10.54	12,511	8.98	0.85 to 1.85	5.54 to 103.87

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
International Emerging Markets Class 1 Division:
2013	2,369	$3.77 to $30.95	$74,988	2.37%	0.40% to 2.00%	(5.42)% to (6.47)%
2012	2,577	3.99 to 33.09	86,313	1.30	0.37 to 1.85	20.29 to 18.60
2011	2,866	3.32 to 27.90	80,663	0.26	0.44 to 1.85	(17.77) to (19.01)
2010	3,189	4.03 to 34.45	108,919	1.25	0.41 to 1.85	18.76 to 17.10
2009 (4)	3,554	3.40 to 29.42	103,506	2.08	0.42 to 1.85	68.27 to 66.50

Invesco American Franchise Series I Division:
2013 (12)	385	13.39 to 13.26	5,160	0.43	1.30 to 1.90	38.33 to 37.55
2012 (8)	458	9.68 to 9.64	4,432	–	1.25 to 1.85	(3.30) to (3.70)

Invesco Core Equity Series I Division:
2013	1,606	14.71 to 13.59	23,623	1.34	1.30 to 1.90	27.69 to 26.77
2012	1,934	11.52 to 10.72	22,263	0.95	1.25 to 1.85	12.39 to 11.78
2011	2,296	10.25 to 9.59	23,462	0.93	1.25 to 1.85	(1.25) to (1.84)
2010	2,686	10.38 to 9.77	27,717	0.95	1.25 to 1.85	8.12 to 7.48
2009	3,316	9.60 to 9.09	31,520	1.80	1.25 to 1.85	26.82 to 26.07

Invesco Global Health Care Series I Division:
2013	551	19.06 to 17.67	10,479	0.69	1.30 to 1.90	38.82 to 37.94
2012	551	13.73 to 12.81	7,547	–	1.25 to 1.85	19.39 to 18.72
2011	592	11.50 to 10.79	6,751	–	1.25 to 1.85	2.68 to 1.98
2010	663	11.20 to 10.58	7,323	–	1.25 to 1.85	3.99 to 3.42
2009	818	10.77 to 10.23	8,655	0.34	1.25 to 1.85	25.96 to 25.37

Invesco International Growth Series I Division:
2013	791	11.22 to 10.85	8,853	1.35	1.40 to 2.00	17.61 to 16.92
2012	735	9.54 to 9.28	6,999	1.65	1.25 to 1.85	14.25 to 13.59
2011	700	8.35 to 8.17	5,831	1.58	1.25 to 1.85	(7.73) to (8.20)
2010	503	9.05 to 8.90	4,542	2.48	1.25 to 1.85	11.45 to 10.70
2009	400	8.12 to 8.04	3,243	2.96	1.25 to 1.85	33.55 to 32.89

Invesco MidCap Growth Series I Division:
2013 (13)	126	13.25 to 13.12	1,672	0.39	1.30 to 1.90	35.34 to 34.56
2012 (8)	162	9.79 to 9.75	1,589	–	1.25 to 1.85	(2.59) to (2.99)

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Invesco Small Cap Equity Series I Division:
2013	469	$22.79 to $21.53	$10,623	0.01%	1.30% to 2.00%	35.74% to 34.82%
2012	510	16.79 to 15.97	8,502	–	1.25 to 1.85	12.46 to 11.83
2011	592	14.93 to 14.28	8,774	–	1.25 to 1.85	(1.97) to (2.59)
2010	498	15.23 to 14.66	7,524	–	1.25 to 1.85	27.02 to 26.27
2009	476	11.99 to 11.61	5,662	0.20	1.25 to 1.85	19.78 to 19.08

Invesco Technology Series I Division:
2013	410	8.37 to 7.76	3,426	–	1.30 to 1.90	23.45 to 22.78
2012	498	6.78 to 6.32	3,350	–	1.25 to 1.85	9.89 to 9.15
2011	591	6.17 to 5.79	3,591	0.17	1.25 to 1.85	(6.23) to (6.76)
2010	772	6.58 to 6.21	4,981	–	1.25 to 1.85	19.85 to 19.19
2009	1,000	5.49 to 5.21	5,388	–	1.25 to 1.85	55.52 to 54.60

Invesco Value Opportunities Series I Division:
2013 (14)	401	14.26 to 13.48	5,666	1.46	1.40 to 2.00	32.04 to 31.13
2012	428	10.80 to 10.28	4,582	1.43	1.25 to 1.85	16.13 to 15.64

Janus Aspen Enterprise Service Shares Division:
2013	744	13.35 to 12.34	9,931	0.36	1.30 to 1.90	30.37 to 29.62
2012	889	10.24 to 9.52	9,083	–	1.25 to 1.85	15.45 to 14.84
2011	1,085	8.87 to 8.29	9,564	–	1.25 to 1.85	(2.85) to (3.49)
2010	1,395	9.13 to 8.59	12,638	–	1.25 to 1.85	24.05 to 23.24
2009	1,712	7.36 to 6.97	12,455	–	1.25 to 1.85	42.64 to 41.67

LargeCap Blend II Class 1 Division:
2013	7,750	17.69 to 16.49	135,701	1.41	1.30 to 2.00	29.79 to 28.93
2012	9,846	13.63 to 12.79	132,633	1.29	1.25 to 1.85	13.77 to 13.09
2011	11,823	11.98 to 11.31	139,819	0.03	1.25 to 1.85	(1.40) to (1.99)
2010	13,116	12.15 to 11.54	157,179	2.47	1.25 to 1.85	11.88 to 11.18
2009	14,829	10.86 to 10.38	159,053	1.87	1.25 to 1.85	28.07 to 27.36

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
LargeCap Growth Class 1 Division:
2013	3,571	$2.99 to $24.65	$55,522	1.44%	0.42% to 2.00%	33.35% to 31.40%
2012	3,916	2.16 to 18.76	48,013	0.29	0.41 to 1.85	16.10 to 14.67
2011	4,423	1.93 to 16.36	47,766	–	0.44 to 1.85	(4.63) to (5.98)
2010	5,184	2.02 to 17.40	59,163	0.06	0.42 to 1.85	17.88 to 16.23
2009	6,145	1.72 to 14.97	58,964	0.76	0.40 to 1.85	26.48 to 24.65

LargeCap Growth I Class 1 Division:
2013	2,572	1.91 to 47.26	114,518	0.38	0.40 to 2.00	35.57 to 33.54
2012	2,847	1.41 to 35.39	97,185	0.07	0.44 to 1.85	15.89 to 14.23
2011	3,256	1.22 to 30.98	97,585	–	0.44 to 1.85	(0.74) to (2.15)
2010	3,814	1.23 to 31.66	116,970	0.13	0.53 to 1.85	19.10 to 17.43
2009	4,745	1.03 to 26.96	118,873	0.05	0.49 to 1.85	52.05 to 49.86

LargeCap S&P 500 Index Class 1 Division:
2013	7,202	1.76 to 13.30	101,189	1.22	0.40 to 2.00	31.49 to 29.50
2012	7,893	1.34 to 10.27	85,828	1.07	0.41 to 1.85	15.02 to 13.36
2011	9,228	1.17 to 9.06	88,077	0.05	0.50 to 1.85	1.31 to (0.11)
2010	10,207	1.15 to 9.07	96,644	1.44	0.21 to 1.85	14.19 to 12.67
2009	11,964	1.01 to 8.05	96,031	4.51	0.37 to 1.85	25.78 to 23.85

LargeCap Value Class 1 Division:
2013	4,234	4.78 to 33.54	95,526	2.52	0.43 to 2.00	30.28 to 28.36
2012	4,706	3.51 to 26.13	84,330	1.26	0.42 to 1.85	17.82 to 16.39
2011	5,519	36.07 to 22.45	83,241	–	0.31 to 1.85	0.69 to (0.66)
2010	6,439	35.82 to 22.60	97,515	1.77	0.29 to 1.85	13.54 to 11.99
2009	7,449	31.55 to 20.18	99,153	5.02	0.35 to 1.85	15.90 to 14.14

MFS VIT New Discovery Service Class Division:
2013 (10)	51	11.84 to 11.79	598	–	1.30 to 2.00	17.00 to 16.50

MFS VIT Utilities Service Class Division:
2013	425	20.38 to 19.82	8,631	2.03	1.40 to 2.00	18.70 to 17.98
2012	311	17.17 to 16.80	5,324	6.80	1.25 to 1.85	11.78 to 11.11
2011	212	15.36 to 15.12	3,243	3.24	1.25 to 1.85	5.21 to 4.56
2010	111	14.60 to 14.46	1,619	2.09	1.25 to 1.85	12.05 to 11.40
2009 (5)	46	13.03 to 12.98	594	–	1.25 to 1.85	27.62 to 27.13

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
MFS VIT Value Service Class Division:
2013	222	$20.09 to $19.54	$4,442	1.11%	1.40% to 2.00%	33.84% to 33.02%
2012	133	15.01 to 14.69	1,987	1.32	1.25 to 1.85	14.41 to 13.79
2011	114	13.12 to 12.91	1,498	1.29	1.25 to 1.85	(1.65) to (2.27)
2010	109	13.34 to 13.21	1,459	1.08	1.25 to 1.85	9.79 to 9.17
2009 (5)	38	12.15 to 12.10	467	–	1.25 to 1.85	18.31 to 17.82

MidCap Class 1 Division:
2013 (15)	6,669	8.41 to 67.62	412,319	1.44	0.43 to 2.00	33.37 to 31.38
2012	7,660	6.06 to 51.47	362,857	0.87	0.42 to 1.85	18.68 to 17.24
2011	8,881	5.30 to 43.90	355,563	–	0.44 to 1.85	7.84 to 6.32
2010	10,174	4.92 to 41.29	378,975	2.61	0.44 to 1.85	23.58 to 21.84
2009	8,467	3.98 to 33.89	245,427	0.86	0.40 to 1.85	33.20 to 31.31

Money Market Class 1 Division:
2013	6,956	2.42 to 12.58	65,639	–	0.00 to 2.00	(1.00) to (1.87)
2012	8,221	2.19 to 12.82	81,007	–	0.00 to 1.85	(1.49) to (1.84)
2011	9,682	2.47 to 13.06	101,686	–	0.00 to 1.85	(0.99) to (1.88)
2010	10,709	1.70 to 13.31	115,064	–	0.40 to 1.85	(0.42) to (1.84)
2009	14,990	1.71 to 13.56	164,649	0.32	0.43 to 1.85	(0.20) to (1.60)

Neuberger Berman AMT Large Cap Value I Class Division:
2013	312	17.66 to 16.70	5,443	1.11	1.40 to 2.00	29.38 to 28.66
2012	394	13.65 to 12.98	5,317	0.41	1.25 to 1.85	15.19 to 14.46
2011	396	11.85 to 11.34	4,642	–	1.25 to 1.85	(12.48) to (12.97)
2010	395	13.54 to 13.03	5,296	0.62	1.25 to 1.85	14.26 to 13.50
2009	456	11.85 to 11.48	5,364	2.65	1.25 to 1.85	54.10 to 53.27

Neuberger Berman AMT Small Cap Growth S Class Division:
2013	256	14.87 to 14.05	3,748	–	1.40 to 2.00	43.95 to 43.08
2012	299	10.33 to 9.82	3,038	–	1.25 to 1.85	7.49 to 6.74
2011	321	9.61 to 9.20	3,046	–	1.25 to 1.85	(2.34) to (2.85)
2010	330	9.84 to 9.47	3,211	–	1.25 to 1.85	18.13 to 17.49
2009	338	8.33 to 8.06	2,780	–	1.25 to 1.85	21.25 to 20.48

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Neuberger Berman AMT Socially Responsive I Class Division:
2013	387	$19.42 to $18.35	$7,439	0.68%	1.40% to 2.00%	35.80% to 34.93%
2012	460	14.30 to 13.60	6,518	0.23	1.25 to 1.85	9.66 to 8.97
2011	495	13.04 to 12.48	6,401	0.35	1.25 to 1.85	(4.33) to (4.88)
2010	470	13.63 to 13.12	6,359	0.04	1.25 to 1.85	21.37 to 20.59
2009	477	11.23 to 10.88	5,324	2.33	1.25 to 1.85	29.83 to 29.06

Oppenheimer Main Street Small Cap Service Shares Division:
2013 (10)	33	11.53 to 11.49	378	0.06	1.30 to 1.90	15.07 to 14.67

PIMCO All Asset Administrative Class Division:
2013	346	14.51 to 14.12	4,994	4.45	1.40 to 2.00	(1.09) to (1.60)
2012	322	14.67 to 14.35	4,703	5.79	1.25 to 1.85	13.54 to 12.81
2011	201	12.92 to 12.72	2,597	6.77	1.25 to 1.85	0.70 to 0.08
2010	234	12.83 to 12.71	2,994	9.57	1.25 to 1.85	11.66 to 11.00
2009 (5)	45	11.49 to 11.45	519	15.41	1.25 to 1.85	14.21 to 13.82

PIMCO High Yield Administrative Class Division:
2013	1,048	13.60 to 13.28	14,204	5.56	1.40 to 2.00	4.37 to 3.75
2012	1,126	13.03 to 12.80	14,597	5.82	1.25 to 1.85	12.91 to 12.18
2011	1,338	11.54 to 11.41	15,396	6.67	1.25 to 1.85	2.03 to 1.51
2010 (6)	714	11.31 to 11.24	8,052	6.63	1.25 to 1.85	12.65 to 11.95

PIMCO Total Return Administrative Class Division:
2013	2,556	12.21 to 11.87	31,116	2.20	1.40 to 2.00	(3.17) to (3.81)
2012	3,618	12.61 to 12.34	45,490	2.48	1.25 to 1.85	8.24 to 7.59
2011	2,292	11.65 to 11.47	26,662	2.60	1.25 to 1.85	2.28 to 1.68
2010	1,460	11.39 to 11.28	16,609	2.31	1.25 to 1.85	6.75 to 6.11
2009 (5)	401	10.67 to 10.63	4,273	3.19	1.25 to 1.85	6.70 to 6.30

Principal Capital Appreciation Class 1 Division:
2013	1,169	14.80 to 13.93	16,817	6.72	0.95 to 2.00	31.44 to 30.19
2012	1,038	11.26 to 10.70	11,418	1.13	0.95 to 1.85	12.71 to 11.69
2011	936	9.99 to 9.58	9,164	–	0.95 to 1.85	(0.79) to (1.64)
2010	754	10.07 to 9.74	7,466	1.80	0.95 to 1.85	14.30 to 13.26
2009	537	8.81 to 8.60	4,670	1.68	0.95 to 1.85	28.61 to 27.41

135

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Principal LifeTime Strategic Class 1 Income Division:
2013	1,813	$12.30 to $12.86	$24,406	2.72%	0.95% to 2.00%	4.15% to 3.21%
2012	1,977	11.81 to 12.46	25,654	1.77	0.95 to 1.85	8.65 to 7.60
2011	2,070	10.87 to 11.58	24,819	3.13	0.95 to 1.85	2.45 to 1.58
2010	2,070	10.61 to 11.40	24,280	4.80	0.95 to 1.85	10.29 to 9.20
2009	2,006	9.62 to 10.44	21,415	5.09	0.95 to 1.85	17.75 to 16.78

Principal LifeTime 2010 Class 1 Division:
2013	2,531	13.04 to 14.01	36,994	2.38	0.95 to 2.00	9.76 to 8.77
2012	2,851	11.88 to 12.88	38,033	1.90	0.95 to 1.85	10.82 to 9.71
2011	3,124	10.72 to 11.74	37,726	2.71	0.95 to 1.85	0.47 to (0.42)
2010	3,413	10.67 to 11.79	41,055	4.30	0.95 to 1.85	12.79 to 11.86
2009	3,536	9.46 to 10.54	37,830	4.27	0.95 to 1.85	23.98 to 22.84

Principal LifeTime 2020 Class 1 Division:
2013	11,078	13.78 to 15.26	176,094	2.14	0.95 to 2.00	14.93 to 13.88
2012	12,377	11.99 to 13.40	171,673	1.71	0.95 to 1.85	13.65 to 12.61
2011	13,310	10.55 to 11.90	163,065	2.49	0.95 to 1.85	(1.95) to (2.86)
2010	14,045	10.76 to 12.25	176,256	3.85	0.95 to 1.85	13.86 to 12.90
2009	14,515	9.45 to 10.85	160,531	3.46	0.95 to 1.85	26.34 to 25.14

Principal LifeTime 2030 Class 1 Division:
2013	4,540	13.81 to 15.28	72,233	1.94	0.95 to 2.00	17.93 to 16.73
2012	4,718	11.71 to 13.09	63,923	1.60	0.95 to 1.85	14.47 to 13.43
2011	4,956	10.23 to 11.54	58,812	1.96	0.95 to 1.85	(3.12) to (3.99)
2010	5,131	10.56 to 12.02	63,026	2.32	0.95 to 1.85	14.29 to 13.29
2009	4,758	9.24 to 10.61	51,252	1.78	0.95 to 1.85	26.92 to 25.86

Principal LifeTime 2040 Class 1 Division:
2013	787	14.09 to 15.88	13,053	1.57	0.95 to 2.00	21.26 to 20.21
2012	852	11.62 to 13.21	11,702	1.57	0.95 to 1.85	15.62 to 14.57
2011	874	10.05 to 11.53	10,412	1.61	0.95 to 1.85	(4.10) to (5.02)
2010	869	10.48 to 12.14	10,823	2.23	0.95 to 1.85	14.79 to 13.78
2009	751	9.13 to 10.67	8,167	2.73	0.95 to 1.85	28.23 to 27.18

136

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Principal LifeTime 2050 Class 1 Division:
2013	501	$14.10 to $15.96	$8,354	1.58%	0.95% to 2.00%	22.61% to 21.46%
2012	486	11.50 to 13.14	6,618	1.45	0.95 to 1.85	16.04 to 14.96
2011	470	9.91 to 11.43	5,533	1.50	0.95 to 1.85	(4.89) to (5.69)
2010	469	10.42 to 12.12	5,830	2.13	0.95 to 1.85	15.14 to 14.02
2009	464	9.05 to 10.63	5,018	2.41	0.95 to 1.85	28.73 to 27.76

Real Estate Securities Class 1 Division:
2013	1,880	3.67 to 36.64	72,398	1.29	0.49 to 2.00	3.66 to 2.15
2012	2,051	3.54 to 35.87	76,907	1.40	0.48 to 1.85	16.68 to 15.00
2011	2,278	3.04 to 31.19	73,765	–	0.66 to 1.85	8.48 to 6.92
2010	2,507	2.80 to 29.17	75,755	2.99	0.67 to 1.85	25.17 to 23.44
2009	3,012	2.24 to 23.63	72,274	4.21	0.37 to 1.85	28.33 to 26.50

SAM Balanced Portfolio Class 1 Division:
2013	58,685	1.90 to 12.79	775,903	2.43	0.57 to 2.00	15.50 to 15.54
2012	61,098	11.65 to 11.07	697,358	0.69	0.95 to 1.85	11.70 to 10.70
2011	64,434	10.43 to 10.00	660,873	2.77	0.95 to 1.85	0.00 to (0.89)
2010	66,480	10.43 to 10.09	684,067	3.60	0.95 to 1.85	12.51 to 11.49
2009	62,913	9.27 to 9.05	577,353	3.66	0.95 to 1.85	22.62 to 21.64

SAM Conservative Balanced Class 1 Portfolio Division:
2013	13,493	13.52 to 12.72	177,876	2.87	0.95 to 2.00	10.46 to 9.37
2012	13,568	12.24 to 11.63	162,474	0.82	0.95 to 1.85	10.17 to 9.20
2011	14,050	11.11 to 10.65	153,302	3.19	0.95 to 1.85	1.37 to 0.38
2010	14,635	10.96 to 10.61	158,220	4.32	0.95 to 1.85	10.71 to 9.83
2009	14,160	9.90 to 9.66	138,649	3.08	0.95 to 1.85	20.00 to 18.97

SAM Conservative Growth Class 1 Portfolio Division:
2013	6,963	13.23 to 12.45	89,642	1.82	0.95 to 2.00	21.94 to 20.76
2012	6,406	10.85 to 10.31	67,909	0.44	0.95 to 1.85	13.14 to 12.07
2011	6,161	9.59 to 9.20	57,954	2.01	0.95 to 1.85	(1.44) to (2.23)
2010	5,760	9.73 to 9.41	55,154	3.12	0.95 to 1.85	14.07 to 13.10
2009	4,941	8.53 to 8.32	41,606	4.97	0.95 to 1.85	24.53 to 23.44

137

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
SAM Flexible Income Portfolio Class 1 Division:
2013	13,976	$13.63 to $12.83	$185,636	3.43%	0.95% to 2.00%	6.73% to 5.68%
2012	14,864	12.77 to 12.14	185,716	1.13	0.95 to 1.85	9.52 to 8.59
2011	14,070	11.66 to 11.18	160,984	3.86	0.95 to 1.85	2.46 to 1.54
2010	14,055	11.38 to 11.01	157,635	5.26	0.95 to 1.85	9.42 to 8.47
2009	12,515	10.40 to 10.15	128,680	4.54	0.95 to 1.85	18.86 to 17.75

SAM Strategic Growth Portfolio Class 1 Division:
2013	4,539	13.08 to 12.31	57,654	1.43	0.95 to 2.00	26.25 to 24.97
2012	4,171	10.36 to 9.85	42,188	0.24	0.95 to 1.85	14.35 to 13.48
2011	4,626	9.06 to 8.68	41,082	1.50	0.95 to 1.85	(2.79) to (3.77)
2010	4,212	9.32 to 9.02	38,641	2.50	0.95 to 1.85	15.35 to 14.32
2009	3,779	8.08 to 7.89	30,169	3.70	0.95 to 1.85	26.25 to 25.04

Short-Term Income Class 1 Division:
2013	13,303	11.81 to 11.21	153,216	1.87	0.85 to 2.00	0.34 to (0.80)
2012	14,402	11.77 to 11.30	166,187	2.09	0.85 to 1.85	4.07 to 3.10
2011	14,110	11.31 to 10.96	157,122	0.15	0.85 to 1.85	0.53 to (0.54)
2010	14,544	11.25 to 11.02	161,858	2.79	0.85 to 1.85	3.31 to 2.32
2009	2,174	10.89 to 10.77	23,551	7.36	0.85 to 1.85	9.01 to 110.35

SmallCap Blend Class 1 Division:
2013	1,736	2.08 to 18.50	34,644	0.33	0.38 to 2.00	47.19 to 21.95
2012	1,931	1.41 to 12.76	26,674	–	0.32 to 1.85	14.22 to 12.62
2011	2,287	1.24 to 11.33	27,780	0.35	0.34 to 1.85	(1.89) to (3.25)
2010	2,886	1.26 to 11.71	33,079	0.50	0.20 to 1.85	23.74 to 21.98
2009	3,419	1.02 to 9.60	33,829	0.73	0.33 to 1.85	21.60 to 19.85

SmallCap Growth II Class 1 Division:
2013	2,157	1.31 to 15.42	33,880	–	0.42 to 2.00	46.81 to 44.65
2012	2,316	0.89 to 10.66	25,716	–	0.37 to 1.85	15.80 to 14.13
2011	2,639	0.77 to 9.34	25,540	–	0.46 to 1.85	(4.79) to (6.13)
2010	3,144	0.81 to 9.95	31,722	–	0.23 to 1.85	26.40 to 24.69
2009	3,540	0.64 to 7.98	28,675	–	0.72 to 1.85	31.00 to 29.34

138

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000s)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
SmallCap Value I Class 1 Division:
2013	2,508	$2.89 to $32.58	$83,432	1.05%	0.42% to 2.00%	39.18% to 37.12%
2012	3,065	2.08 to 23.76	75,361	0.81	0.37 to 1.85	21.21 to 19.52
2011	3,704	1.71 to 19.88	76,201	0.04	0.51 to 1.85	(4.06) to (5.42)
2010	4,063	1.79 to 21.02	86,698	0.84	0.36 to 1.85	25.53 to 23.72
2009	4,686	1.42 to 16.99	80,632	2.30	0.46 to 1.85	15.68 to 14.10

T. Rowe Price Blue Chip Growth Portfolio II Division:
2013	566	20.43 to 19.31	11,456	–	1.40 to 2.00	38.98 to 38.13
2012	567	14.70 to 13.98	8,278	–	1.25 to 1.85	16.48 to 15.73
2011	562	12.62 to 12.08	7,052	–	1.25 to 1.85	0.08 to (0.49)
2010	535	12.61 to 12.14	6,703	–	1.25 to 1.85	14.53 to 13.88
2009	457	11.01 to 10.66	5,001	–	1.25 to 1.85	40.08 to 39.16

T. Rowe Price Health Sciences Portfolio II Division:
2013	631	34.28 to 32.40	21,393	–	1.40 to 2.00	48.59 to 47.68
2012	515	23.07 to 21.94	11,743	–	1.25 to 1.85	29.32 to 28.53
2011	439	17.84 to 17.07	7,738	–	1.25 to 1.85	9.05 to 8.38
2010	396	16.36 to 15.75	6,429	–	1.25 to 1.85	13.85 to 13.23
2009	342	14.37 to 13.91	4,869	–	1.25 to 1.85	29.69 to 28.92

Templeton Growth Securities Class 2 Division:
2013	49	21.94	1,071	2.65	0.85	29.82
2012	61	16.90	1,032	2.23	0.85	20.28
2011	69	14.05	964	1.35	0.85	(7.75)
2010	79	15.23	1,200	1.41	0.85	6.43
2009	92	14.31	1,315	3.15	0.85	29.97

Van Eck Global Hard Assets Class Division:
2013	584	15.27 to 14.85	8,885	0.49	1.30 to 2.00	8.92 to 8.24
2012	565	14.02 to 13.72	7,902	0.68	1.25 to 1.85	1.82 to 1.18
2011	559	13.77 to 13.56	7,688	0.73	1.25 to 1.85	(17.74) to (18.21)
2010	323	16.74 to 16.58	5,397	0.14	1.25 to 1.85	27.11 to 41.23
2009 (5)	82	13.17 to 13.12	1,081	–	1.25 to 1.85	26.63 to 26.28

139

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)
These divisions received payment from affiliate as compensation for foreign income tax credits. The total returns for these divisions would have been lower without the inclusion of the payment from affiliate.

(5)	Commencement of operations, May 18, 2009. Investment income ratios have been annualized for the period ended December 31, 2009.
(6)	Commencement of operations, January 4, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.
(7)	Commencement of operations, May 24, 2010. Investment income ratios have been annualized for the period ended December 31, 2010.
(8)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(9)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(10)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(11)	Commencement of operations, December 2, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(12)	Represented the operations of Invesco Van Kampen American Franchise Series I Division until May 20, 2013.
(13)	Represented the operations of Invesco Van Kampen MidCap Growth Series I Division until May 20, 2013.
(14)	Represented the operations of Invesco Van Kampen Value Opportunities Series I Division until May 20, 2013.
(15)	Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

140

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.
Division	2013 Unit Value	2013 Total Return
Balanced Class 1 Division	$2.92 and $26.55	–%
Bond & Mortgage Securities Class 1 Division	2.59, 21.17, 22.89 and 22.90	–
Diversified International Class 1 Division	3.18, 26.28, 28.42 and 28.43	–
Equity Income Class 1 Division	$13.44 and $13.45	–%
Franklin Small Cap Value Securities Class 2 Division	–	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I Division	–	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I Division	–	13.75 and 33.92
Government & High Quality Bond Class 1 Division	11.67, 11.86, 11.92 and 2.54	–
International Emerging Markets Class 1 Division	30.96, 33.48 and 33.50	–
LargeCap Growth Class 1 Division	2.87, 24.66, 26.67 and 26.68	–
LargeCap Growth I Class 1 Division	47.28, 51.13 and 51.15	–
LargeCap S&P 500 Index Class 1 Division	13.31, 14.39, 15.27 and 15.42	–
LargeCap Value Class 1 Division	4.56, 33.55, 36.29, 36.30 and 55.42	–
MidCap Class 1 Division	8.06, 67.65, 73.16 and 73.19	–
Money Market Class 1 Division	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62	–
Principal LifeTime Strategic Income Class 1 Division	$13.60	–
Principal LifeTime 2010 Class 1 Division	14.81 and 14.82	–
Principal LifeTime 2020 Class 1 Division	$16.14	–
Principal LifeTime 2030 Class 1 Division	15.29, 16.16 and 16.17	–
Principal LifeTime 2040 Class 1 Division	15.89, 16.79 and 16.80	–
Principal LifeTime 2050 Class 1 Division	$16.88	–
Real Estate Securities Class 1 Division	36.65, 39.63 and 39.65	–
SAM Balanced Portfolio Class 1 Division	13.31, 13.32 and 13.59	16.14, 16.23 and 16.65
SmallCap Blend Class 1 Division	18.51, 20.01, 20.02 and 25.98	–
SmallCap Growth II Class 1 Division	15.43, 15.78, 16.68 and 16.69	–
SmallCap Value I Class 1 Division	32.59, 35.24 and 35.26	–

141

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2013
Division	2012 Unit Value	2012 Total Return
Asset Allocation Class 1 Division	$28.28	–%
Balanced Class 1 Division	22.50	12.58
Bond & Mortgage Securities Class 1 Division	23.40	7.09
Diversified International Class 1 Division	24.24	16.93, 17.31, 17.47 and 17.94
Equity Income Class 1 Division	10.70	–

Government & High Quality Bond Class 1 Division	$11.94, $12.09 and $12.14	3.48%
International Emerging Markets Class 1 Division	35.58	–
LargeCap Growth Class 1 Division	20.18	16.36
LargeCap Growth I Class 1 Division	38.05	–
LargeCap S&P 500 Index Class 1 Division	11.04, 11.66 and 11.79	–
LargeCap Value Class 1 Division	28.10 and 42.56	18.01 and 18.08
MidCap Blend Class 1 Division	55.35	18.94
Money Market Class 1 Division	13.79	(1.22), (1.00), (0.94), (0.82), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division	13.10	–
Principal LifeTime 2010 Class 1 Division	13.54	–
Principal LifeTime 2020 Class 1 Division	14.09	–
Principal LifeTime 2030 Class 1 Division	13.76	–
Principal LifeTime 2040 Class 1 Division	13.89	–
Principal LifeTime 2050 Class 1 Division	13.81	–
Real Estate Securities Class 1 Division	38.58	–
Short-Term Income Class 1 Division	–	4.08
SmallCap Blend Class 1 Division	13.72 and 17.72	–
SmallCap Growth II Class 1 Division	10.80 and 11.46	–
SmallCap Value I Class 1 Division	25.55	–

Division	2011 Unit Value	2011 Total Return
Asset Allocation Class 1 Division	$25.22	–%
Balanced Class 1 Division	2.19 and 20.16	–
Bond & Mortgage Securities Class 1 Division	2.46 and 22.03	–
Diversified Balanced Class 2 Division	–	2.39
Diversified Growth Class 2 Division	–	1.00
Diversified International Class 1 Division	2.30 and 20.73	–
Equity Income Class 1 Division	9.59	–
Government & High Quality Bond Class 1 Division	2.50, 11.64, 11.75 and 11.79	–
International Emerging Markets Class 1 Division	29.83	–
LargeCap Growth Class 1 Division	1.86 and 17.49	–
LargeCap Growth I Class 1 Division	33.11	–
LargeCap S&P 500 Index Class 1 Division	9.68, 10.18 and 10.30	–
LargeCap Value Class 1 Division	2.97, 3.10, 5.90, 6.97, 9.37 and 10.21	0.75
MidCap Blend Class 1 Division	5.11 and 46.92	–

142

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	2011 Unit Value	2011 Total Return
Money Market Class 1 Division	$1.62, $1.70, $2.23 and $13.96	(0.89)%, (0.78)%, (0.64)% and (0.42)%
Principal LifeTime Strategic Income Class 1 Division	12.10	–
Principal LifeTime 2010 Class 1 Division	12.27	–
Principal LifeTime 2020 Class 1 Division	12.43	–
Principal LifeTime 2030 Class 1 Division	12.06	–
Principal LifeTime 2040 Class 1 Division	12.05	–
Principal LifeTime 2050 Class 1 Division	11.95	–
Real Estate Securities Class 1 Division	33.34	–
SmallCap Blend Class 1 Division	12.11 and 15.58	–
SmallCap Growth II Class 1 Division	9.38 and 9.98	–
SmallCap Value I Class 1 Division	21.25	–

Division	2010 Unit Value	2010 Total Return
American Century VP Income & Growth Class I Division	$9.55	13.15%
Asset Allocation Division	25.00	–
Balanced Division	2.12 and 19.61
Bond & Mortgage Securities Division	2.31 and 20.83	–
Diversified International Division	2.58 and 23.55	–
Equity Income Division	9.21	–
Government & High Quality Bond Division	2.37, 11.10, 11.17 and 11.19	–
International Emerging Markets Division	36.60	–
LargeCap Growth Division	1.95 and 18.49	–
LargeCap Growth I Division	33.64	–
LargeCap S&P 500 Index Division	9.63, 10.09 and 10.22	–
LargeCap Value Division	2.96, 3.08, 5.92, 6.96, 9.35 and 10.17	13.60
MidCap Blend Division	4.74 and 43.87	–
Money Market Division	1.63 and 14.14	–
Principal LifeTime Strategic Income Division	11.84	–
Principal LifeTime 2010 Division	12.24	–
Principal LifeTime 2020 Division	12.73	–
Principal LifeTime 2030 Division	12.49	–
Principal LifeTime 2040 Division	12.61	–
Principal LifeTime 2050 Division	12.59	–
Real Estate Securities Division	30.99	–
SmallCap Blend Division	12.45 and 15.95	–
SmallCap Growth II Division	10.57	–
SmallCap Value I Division	22.34	–
Van Eck VIP Global Hard Assets Class Division	–	26.37% and 41.74%

143

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2013

Division	2009 Unit Value	2009 Total Return
American Century VP Income & Growth Class I Division	$8.44	–%
Asset Allocation Division	23.21	–
Balanced Division	1.88 and 17.48	–
Bond & Mortgage Securities Division	2.09 and 18.89	–
Diversified International Division	2.28 and 20.97	–
Equity Income Division	8.02	–
Government & High Quality Bond Division	2.25 and 19.27	–
International Emerging Markets Division	31.08	–
International Small Cap Division	21.74	–
LargeCap Growth Division	1.66 and 15.81	–
LargeCap Growth I Division	28.48	–
LargeCap S&P 500 Index Division	8.51, 8.88 and 9.00	–
LargeCap Value Division	2.61, 2.71, 5.27, 6.16, 8.27 and 8.99	–
MidCap Blend Division	3.85 and 35.80	–
MidCap Growth I Division	10.62 and 11.86	32.72, 33.42 and 33.94
MidCap Value II Division	12.17 and 18.45	–
Money Market Division	1.64 and 14.32	–
Mortgage Securities Division	–	5.15 and 5.45
Principal LifeTime Strategic Income Division	10.78	–
Principal LifeTime 2010 Division	10.88	–
Principal LifeTime 2020 Division	11.20	–
Principal LifeTime 2030 Division	10.96	–
Principal LifeTime 2040 Division	11.02	–
Principal LifeTime 2050 Division	10.97	–
Real Estate Securities Division	24.96	–
Short-Term Income Division	–	8.51 and 8.91
SmallCap Blend Division	10.14 and 12.95	–
SmallCap Growth II Division	8.43	–
SmallCap Value I Division	17.94	–

144

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Des Moines, Iowa March 24, 2014

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2013	December 31, 2012

	(in millions)
Assets
Fixed maturities, available-for-sale (2013 and 2012 include $272.0 million and $194.6 million related to
consolidated variable interest entities)	$45,524.1	$47,396.3
Fixed maturities, trading (2013 and 2012 both include $110.4 million related to consolidated variable
interest entities)	358.5	398.4
Equity securities, available-for-sale	102.6	131.3
Equity securities, trading	169.7	131.9
Mortgage loans	10,819.2	10,825.4
Real estate	1,266.4	1,172.5
Policy loans	830.1	834.0
Other investments (2013 and 2012 include $68.1 million and $80.3 million related to consolidated variable
interest entities and $142.9 million and $113.9 million measured at fair value under the fair value option)	1,354.1	1,785.2
Total investments	60,424.7	62,675.0
Cash and cash equivalents	2,071.6	2,359.1
Accrued investment income	523.2	576.0
Premiums due and other receivables	1,170.5	1,023.9
Deferred acquisition costs	2,848.8	2,394.7
Property and equipment	454.1	441.8
Goodwill	299.7	296.0
Other intangibles	151.9	158.1
Separate account assets	83,790.3	69,217.8
Other assets	1,045.7	929.6
Total assets	$152,780.5	$140,072.0
Liabilities
Contractholder funds	$34,627.7	$36,774.6
Future policy benefits and claims	18,245.0	17,906.5
Other policyholder funds	706.4	677.8
Short-term debt	292.4	286.7
Long-term debt	152.4	128.9
Income taxes currently payable	5.2	11.5
Deferred income taxes	552.7	443.9
Separate account liabilities	83,790.3	69,217.8
Other liabilities (2013 and 2012 include $342.4 million and $302.9 million related to consolidated variable interest entities, of which $104.9 million and $85.0 million are measured at fair value under the fair
value option)	6,420.2	7,023.8
Total liabilities	144,792.3	132,471.5

Redeemable noncontrolling interest	208.7	23.2

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,505.0	5,747.6
Retained earnings	1,738.1	1,167.7
Accumulated other comprehensive income	495.7	642.6
Total stockholder's equity attributable to Principal Life Insurance Company	7,741.3	7,560.4
Noncontrolling interest	38.2	16.9
Total stockholder's equity	7,779.5	7,577.3
Total liabilities and stockholder's equity	$152,780.5	$140,072.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Revenues
Premiums and other considerations	$2,862.4	$2,934.9	$2,626.5
Fees and other revenues	2,234.6	1,934.8	1,929.9
Net investment income	2,681.5	2,811.8	2,918.0
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	(99.5)	190.7	91.9
Total other-than-temporary impairment losses on available-for-sale
securities	(89.8)	(135.9)	(138.3)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) other comprehensive
income	(22.0)	17.3	(52.3)
Net impairment losses on available-for-sale securities	(111.8)	(118.6)	(190.6)
Net realized capital gains (losses)	(211.3)	72.1	(98.7)
Total revenues	7,567.2	7,753.6	7,375.7
Expenses
Benefits, claims and settlement expenses	4,114.5	4,556.6	4,034.9
Dividends to policyholders	189.0	197.7	210.2
Operating expenses	2,376.3	2,154.5	2,320.5
Total expenses	6,679.8	6,908.8	6,565.6
Income before income taxes	887.4	844.8	810.1
Income taxes	173.2	151.5	225.0
Net income	714.2	693.3	585.1
Net income attributable to noncontrolling interest	17.6	18.4	36.4
Net income attributable to Principal Life Insurance Company	$696.6	$674.9	$548.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2013	2012	2011

	(in millions)

Net income	$714.2	$693.3	$585.1
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(477.7)	505.3	207.3
Noncredit component of impairment losses on fixed maturities, available-for-sale	5.1	(6.7)	33.0
Net unrealized gains (losses) on derivative instruments	(6.5)	(47.0)	20.2
Foreign currency translation adjustment	-	(9.1)	13.0
Net unrecognized postretirement benefit obligation	332.6	(127.4)	(172.9)
Other comprehensive income (loss)	(146.5)	315.1	100.6
Comprehensive income	567.7	1,008.4	685.7
Comprehensive income attributable to noncontrolling interest	18.0	19.5	36.4
Comprehensive income attributable to Principal Life Insurance Company	$549.7	$988.9	$649.3

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances at January 1, 2011	$2.5	$6,145.0	$898.6	$228.0	$150.9	$7,425.0
Capital distribution to parent	-	(458.8)	-	-	-	(458.8)
Stock-based compensation and
additional related tax benefits	-	31.9	(2.3)	-	-	29.6
Dividends to parent	-	-	(250.0)	-	-	(250.0)
Distributions to noncontrolling interest	-	-	-	-	(9.8)	(9.8)
Contributions from noncontrolling
interest	-	-	-	-	174.6	174.6
Purchase of subsidiary shares from
noncontrolling interest	-	-	-	-	(1.1)	(1.1)
Net income (excludes $0.2 million attributable to redeemable
noncontrolling interests)	-	-	548.7	-	36.2	584.9
Other comprehensive income	-	-	-	100.6	-	100.6
Balances at December 31, 2011	2.5	5,718.1	1,195.0	328.6	350.8	7,595.0
Capital distribution to parent	-	(14.4)	-	-	-	(14.4)
Stock-based compensation and additional related
tax benefits	-	43.9	(2.2)	-	-	41.7
Dividends to parent	-	-	(700.0)	-	-	(700.0)
Distributions to noncontrolling interest	-	-	-	-	(10.7)	(10.7)
Contributions from noncontrolling interest	-	-	-	-	12.6	12.6
Deconsolidation of certain variable interest entities	-	-	-	-	(353.2)	(353.2)
Net income (excludes $1.0 million attributable to redeemable
noncontrolling interest)	-	-	674.9	-	17.4	692.3
Other comprehensive income (excludes $1.1 million
attributable to redeemable noncontrolling interest)	-	-	-	314.0	-	314.0
Balances at December 31, 2012	2.5	5,747.6	1,167.7	642.6	16.9	7,577.3
Capital distribution to parent	-	(163.8)	-	-	-	(163.8)
Stock-based compensation and additional related
tax benefits	-	47.4	(2.9)	-	-	44.5
Dividends to parent	-	-	(80.0)	-	-	(80.0)
Distributions to noncontrolling interest	-	-	-	-	(2.0)	(2.0)
Contributions from noncontrolling interest	-	-	-	-	2.5	2.5
Sale of subsidiary shares to noncontrolling interest	-	11.5	-	-	20.3	31.8
Adjustments to redemption amount of redeemable
noncontrolling interests	-	(137.7)	(43.3)	-	(3.5)	(184.5)
Net income (excludes $13.6 million attributable to redeemable
noncontrolling interest)	-	-	696.6	-	4.0	700.6
Other comprehensive loss (excludes $0.4 million
attributable to redeemable noncontrolling interest)	-	-	-	(146.9)	-	(146.9)
Balances at December 31, 2013	$2.5	$5,505.0	$1,738.1	$495.7	$38.2	$7,779.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Operating activities
Net income	$714.2	$693.3	$585.1
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	170.6	82.3	263.0
Additions to deferred acquisition costs	(393.0)	(393.6)	(316.9)
Accrued investment income	52.8	28.4	51.3
Net cash flows for trading securities	18.5	88.9	75.8
Premiums due and other receivables	(152.7)	75.8	(129.8)
Contractholder and policyholder liabilities and dividends	1,296.8	1,814.5	723.0
Current and deferred income taxes	187.6	2.7	52.6
Net realized capital (gains) losses	211.3	(72.1)	98.7
Depreciation and amortization expense	96.8	103.1	93.0
Mortgage loans held for sale, sold or repaid, net of gain	0.2	74.9	17.7
Real estate acquired through operating activities	(107.2)	(46.4)	(37.4)
Real estate sold through operating activities	20.1	41.2	138.5
Stock-based compensation	45.1	41.9	29.6
Other	324.1	663.0	1,506.7
Net adjustments	1,771.0	2,504.6	2,565.8
Net cash provided by operating activities	2,485.2	3,197.9	3,150.9
Investing activities
Available-for-sale securities:
Purchases	(8,554.0)	(7,986.7)	(6,406.7)
Sales	1,521.4	1,193.3	692.3
Maturities	7,142.4	6,383.8	5,490.1
Mortgage loans acquired or originated	(2,049.5)	(2,442.9)	(1,397.7)
Mortgage loans sold or repaid	1,989.0	1,545.4	1,597.9
Real estate acquired	(85.6)	(151.8)	(129.9)
Net purchases of property and equipment	(51.2)	(29.6)	(50.3)
Net change in other investments	213.0	(31.0)	(50.6)
Net cash provided by (used in) investing activities	125.5	(1,519.5)	(254.9)
Financing activities
Proceeds from financing element derivatives	47.0	51.8	75.9
Payments for financing element derivatives	(48.0)	(49.9)	(46.5)
Excess tax benefits from share-based payment arrangements	7.4	7.9	1.5
Capital distributions to parent	(163.8)	(14.8)	(506.5)
Dividends paid to parent	(80.0)	(700.0)	(250.0)
Issuance of long-term debt	38.2	9.4	-
Principal repayments of long-term debt	(14.6)	(0.4)	(0.5)
Net proceeds from (repayments of) short-term borrowings	5.7	23.0	(30.7)
Investment contract deposits	6,355.1	6,401.2	5,868.6
Investment contract withdrawals	(8,846.6)	(7,519.8)	(7,076.7)
Net increase (decrease) in banking operation deposits	(225.7)	32.0	(18.5)
Sale of subsidiary shares to noncontrolling interest	31.8	-	-
Other	(4.7)	(14.6)	(4.5)
Net cash used in financing activities	(2,898.2)	(1,774.2)	(1,987.9)
Net increase (decrease) in cash and cash equivalents	(287.5)	(95.8)	908.1
Cash and cash equivalents at beginning of period	2,359.1	2,454.9	1,546.8
Cash and cash equivalents at end of period	$2,071.6	$2,359.1	$2,454.9

Supplemental Information:
Cash paid for interest	$9.2	$10.1	$37.3
Cash paid for income taxes	$19.6	$117.5	$168.6

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

1. Nature of Operations and Significant Accounting Policies
Description of Business
Principal Life Insurance Company (“Principal Life”) along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).
Basis of Presentation
The accompanying consolidated financial statements include the accounts of Principal Life and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.
We have evaluated subsequent events through March 24, 2014, which was the date our consolidated financial statements were issued.
Reclassifications have been made to prior period financial statements to conform to the December 31, 2013, presentation.
Recent Accounting Pronouncements
In January 2014, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance to reduce diversity in practice by clarifying when an in substance repossession or foreclosure occurs. This guidance will be effective for us beginning January 1, 2015, and is not expected to have a material impact on our consolidated financial statements.
Also, in January 2014, the FASB issued authoritative guidance on accounting for investments by a reporting entity in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. This guidance will be effective for us beginning January 1, 2015, and is not expected to have a material impact on our consolidated financial statements.
In July 2013, the FASB issued authoritative guidance that requires the liability related to certain unrecognized benefits to be offset against a deferred tax asset from operating loss carryforwards. This guidance will be effective for us beginning January 1, 2014, and is not expected to have a material impact on our consolidated financial statements.
In June 2013, the FASB issued authoritative guidance that formalizes the definition of an investment company. This guidance will be effective for us beginning January 1, 2014, and is not expected to have a material impact on our consolidated financial statements.
In March 2013, the FASB issued authoritative guidance that clarifies how the cumulative translation adjustment (“CTA”) related to a parent’s investment in a foreign entity should be released when certain transactions related to the foreign entity occur. This guidance will be effective prospectively for us beginning January 1, 2014, and is not expected to have a material impact on our consolidated financial statements.
In February 2013, the FASB issued authoritative guidance that requires entities to disclose additional information about items reclassified out of accumulated other comprehensive income (“AOCI”). Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. This guidance was effective for us beginning January 1, 2013, and did not have a material impact on our consolidated financial statements. This guidance did not impact the requirements for reporting of comprehensive income under FASB guidance issued in June 2011, which changed the presentation of comprehensive income in the financial statements. The guidance eliminated the presentation options contained in previous guidance and instead required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income (“OCI”), including adjustments for items that are reclassified from OCI to net income. The guidance did not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. See Note 14, Stockholder’s Equity, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

In January 2013 and December 2011, the FASB issued authoritative guidance related to balance sheet offsetting. The 2011 guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. The 2013 guidance clarified that the disclosure requirements would apply to derivative instruments, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement. Both pieces of guidance were effective for us beginning January 1, 2013, with retrospective application required and did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.
In July 2012, the FASB issued authoritative guidance that amends how indefinite-lived intangible assets are tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. This new guidance was effective for our 2013 indefinite-lived intangible asset impairment testing and did not have a material impact on our consolidated financial statements.
In December 2011, the FASB issued authoritative guidance that requires a reporting entity to follow the real estate sales guidance when the reporting entity ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of a default on the subsidiary’s nonrecourse debt. This guidance was effective for us on January 1, 2013, and did not have a material impact on our consolidated financial statements.
In September 2011, the FASB issued authoritative guidance that amends how goodwill is tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual two-step quantitative goodwill impairment test. This guidance was effective for our 2012 goodwill impairment test and did not have a material impact on our consolidated financial statements.
In June 2011, the FASB issued authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and OCI, including adjustments for items that are reclassified from OCI to net income. The guidance does not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. In December 2011, the FASB issued a final standard to defer the new requirement to present classification adjustments out of OCI to net income on the face of the financial statements. All other requirements contained in the original statement on comprehensive income are still effective. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. The required disclosures are included in our consolidated financial statements. See Note 14, Stockholder’s Equity, for further details.
In May 2011, the FASB issued authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and makes other amendments but does not require additional fair value measurements. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
In April 2011, the FASB issued authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The guidance was effective for us on January 1, 2012, for new transfers and modifications to existing transactions and did not have a material impact on our consolidated financial statements.
Also in April 2011, the FASB issued authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (“TDR”). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ended the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. This guidance was effective for us on July 1, 2011, and was applied retrospectively to restructurings occurring on or after January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
In October 2010, the FASB issued authoritative guidance that modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. This guidance was effective for us on January 1, 2012, and we adopted the guidance retrospectively.
In July 2010, the FASB issued authoritative guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. Reporting entities are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period were effective for us in our December 31, 2010, consolidated financial statements. Disclosures required by the guidance that relate to an activity that occurs during a reporting period were effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.
In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s consolidation analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance was effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements.
In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which were effective for us on January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.
Use of Estimates in the Preparation of Financial Statements
The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our pension and other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.
A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Closed Block
We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.
Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain nonredeemable preferred securities. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DAC, sales inducements, unearned revenue reserves, policyholder liabilities, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). We also have a minimal amount of assets within trading securities portfolios that support investment strategies that involve the active and frequent purchase and sale of fixed maturities. Mark-to-market adjustments related to these trading securities are reflected in net investment income.
The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.
Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $179.5 million and $80.0 million as of December 31, 2013 and 2012, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
allowance provision and impairments of real estate held for investment. Investment gains and losses on sales of certain real estate held for sale that do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on trading securities that support investment strategies that involve the active and frequent purchase and sale of fixed maturities are reported as net investment income and are excluded from net realized capital gains (losses).
Policy loans and other investments, excluding investments in unconsolidated entities and commercial mortgage loans of consolidated VIEs for which the fair value option was elected, are primarily reported at cost.
Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivatives may be exchange traded, cleared through centralized clearinghouses or contracted in the over-the-counter market without being cleared. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.
Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.
Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.
Contractholder and Policyholder Liabilities
Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.
Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
Participating business represented approximately 12%, 13% and 15% of our life insurance in force and 43%, 47% and 50% of the number of life insurance policies in force at December 31, 2013, 2012 and 2011, respectively. Participating business represented approximately 58%, 61% and 65% of life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.
Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits
Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.
Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.
Deferred Acquisition Costs
Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs of contract acquisition for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
DAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profits (“EGPs”) or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DAC. The DAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.
DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.
Deferred Acquisition Costs on Internal Replacements
All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.
Long-Term Debt
Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.
Reinsurance
We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2013 and 2012, our largest exposures to a single third-party reinsurer in our individual life insurance business was $35.9 billion and $29.7 billion of life insurance in force, representing 17% and 18% of total net life insurance in force, respectively. The reinsurance recoverable relating to paid and unpaid claims associated to this single third party reinsurer recorded in our consolidated statements of financial position was $31.3 million and $26.1 million at December 31, 2013 and 2012, respectively.
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Premiums and other considerations:
Direct	$3,132.8	$3,212.1	$2,913.3
Assumed	102.0	59.3	30.1
Ceded	(372.4)	(336.5)	(316.9)
Net premiums and other considerations	$2,862.4	$2,934.9	$2,626.5

Benefits, claims and settlement expenses:
Direct	4,190.1	4,575.5	4,280.6
Assumed	204.5	157.9	96.5
Ceded	(280.1)	(176.8)	(342.2)
Net benefits, claims and settlement expenses	$4,114.5	$4,556.6	$4,034.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Separate Accounts
The separate account assets presented in the consolidated financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
At December 31, 2013 and December 31, 2012, the separate accounts include a separate account valued at $223.1 million and $148.3 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.
Income Taxes
Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level to which it was assigned. A reporting unit is an operating segment or a business one level below that operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
2. Related Party Transactions
We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2013, 2012 and 2011, we received $327.1 million, $274.0 million and $212.9 million, respectively, of expense reimbursements from affiliated entities.
We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
agreement, we had a receivable from PFSI of $359.1 million and $443.7 million at December 31, 2013 and 2012, respectively, and earned interest of $0.4 million, $1.0 million and $1.4 million during 2013, 2012 and 2011, respectively.
We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $1,481.4 million and $1,116.2 million as of December 31, 2013 and 2012, respectively. In addition, we recognized premiums and other fees of $223.6 million, $168.4 million and $102.6 million for the years ended December 31, 2013, 2012 and 2011, respectively, associated with this agreement. Furthermore, we recognized expenses of $428.6 million, $377.1 million and $244.8 million for the years ended December 31, 2013, 2012 and 2011, respectively, associated with this agreement.
We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $407.9 million, $342.1 million and $317.6 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was $87.8 million, $77.5 million and $72.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.
3. Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Investor	Global	Insurance
	Services	Investors	Solutions	Consolidated
	(in millions)
Balance at January 1, 2012	$18.7	$220.5	$43.4	$282.6
Goodwill from acquisitions	-	-	10.5	10.5
Foreign currency	-	2.9	-	2.9
Balance at December 31, 2012	18.7	223.4	53.9	296.0
Goodwill from acquisitions	-	-	2.5	2.5
Foreign currency	-	1.2	-	1.2
Balance at December 31, 2013	$18.7	$224.6	$56.4	$299.7
Finite Lived Intangible Assets
Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 13 years were as follows:

	December 31,
	2013			2012
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value
	(in millions)
Total finite lived intangible assets	$94.5	$37.1	$57.4	$99.3	$35.7	$63.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
During 2013 and 2012, we fully amortized other finite lived intangible assets of $5.2 million and $5.0 million, respectively. We had no fully amortized other finite lived intangible assets in 2011.
The amortization expense for intangible assets with finite useful lives was $6.5 million, $6.3 million and $4.7 million for 2013, 2012 and 2011, respectively. At December 31, 2013, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2014	$6.5
2015	5.2
2016	5.2
2017	5.2
2018	5.2
Indefinite Lived Intangible Assets
The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2013 and 2012. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.
4. Variable Interest Entities
We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs we have relationships with.
Consolidated Variable Interest Entities
Grantor Trusts
We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.
Collateralized Private Investment Vehicle
We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Commercial Mortgage-Backed Securities
In September 2000, we sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.
The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicle	CMBS	Total

	(in millions)
December 31, 2013
Fixed maturities, available-for-sale	$272.0	$-	$-	$272.0
Fixed maturities, trading	-	110.4	-	110.4
Other investments	-	-	68.1	68.1
Accrued investment income	0.3	-	0.5	0.8
Total assets	$272.3	$110.4	$68.6	$451.3
Deferred income taxes	$1.5	$-	$-	$1.5
Other liabilities (1)	217.2	93.8	31.4	342.4
Total liabilities	$218.7	$93.8	$31.4	$343.9
December 31, 2012
Fixed maturities, available-for-sale	$194.6	$-	$-	$194.6
Fixed maturities, trading	-	110.4	-	110.4
Other investments	-	-	80.3	80.3
Accrued investment income	0.5	-	0.6	1.1
Total assets	$195.1	$110.4	$80.9	$386.4
Deferred income taxes	$1.8	$-	$-	$1.8
Other liabilities (1)	152.4	104.8	45.7	302.9
Total liabilities	$154.2	$104.8	$45.7	$304.7

(1)
Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; the collateralized private investment vehicles include derivative liabilities and an obligation to redeem notes at maturity or termination of the trust; and CMBS includes an obligation to the bondholders.

We did not provide financial or other support to investees designated as VIEs for the years ended December 31, 2013 and 2012.
Unconsolidated Variable Interest Entities
Invested Securities
We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.
VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in any of the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.
We have invested in partnerships, some of which are classified as VIEs. The partnership returns are in the form of income tax credits and investment income. These entities are classified as VIEs as the general partner does not have an equity investment at risk in the entity. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entity.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)

	(in millions)
December 31, 2013
Fixed maturities, available-for-sale:
Corporate	$523.4	$448.2
Residential mortgage-backed pass-through securities	2,823.6	2,779.2
Commercial mortgage-backed securities	4,026.4	4,078.0
Collateralized debt obligations	363.4	391.9
Other debt obligations	4,167.8	4,157.5
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	47.5	47.5
Commercial mortgage-backed securities	1.8	1.8
Collateralized debt obligations	59.6	59.6
Other debt obligations	1.2	1.2
Other investments:
Other limited partnership interests	123.5	123.5

December 31, 2012
Fixed maturities, available-for-sale:
Corporate	$523.2	$403.7
Residential mortgage-backed pass-through securities	3,199.7	2,997.8
Commercial mortgage-backed securities	3,897.4	4,094.8
Collateralized debt obligations	379.2	428.8
Other debt obligations	3,779.2	3,756.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	77.7	77.7
Commercial mortgage-backed securities	2.7	2.7
Collateralized debt obligations	56.4	56.4
Other debt obligations	2.2	2.2
Other investments:
Other limited partnership interests	136.2	136.2

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our initial investment measured at fair value for our fixed maturities, trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Sponsored Investment Funds
We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn management fees and in some instances performance-based fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.
5. Investments
Fixed Maturities and Equity Securities
The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)

	(in millions)
December 31, 2013
Fixed maturities, available-for-sale:
U.S. government and agencies	$807.0	$12.7	$50.0	$769.7	$-
Non-U.S. government and agencies	451.4	73.3	1.1	523.6	-
States and political subdivisions	3,597.0	120.8	85.4	3,632.4	-
Corporate	27,677.2	1,811.1	271.1	29,217.2	17.2
Residential mortgage-backed pass-through securities	2,779.2	91.1	46.7	2,823.6	-
Commercial mortgage-backed securities	4,078.0	170.6	222.2	4,026.4	183.4
Collateralized debt obligations	391.9	6.0	34.5	363.4	0.7
Other debt obligations	4,157.5	51.8	41.5	4,167.8	76.3
Total fixed maturities, available-for-sale	$43,939.2	$2,337.4	$752.5	$45,524.1	$277.6
Total equity securities, available-for-sale	$108.2	$7.7	$13.3	$102.6
December 31, 2012
Fixed maturities, available-for-sale:
U.S. government and agencies	$851.7	$30.8	$0.3	$882.2	$-
Non-U.S. government and agencies	545.5	117.9	-	663.4	-
States and political subdivisions	2,940.4	241.1	2.7	3,178.8	-
Corporate	28,816.1	2,875.7	275.4	31,416.4	17.1
Residential mortgage-backed pass-through securities	2,997.8	202.3	0.4	3,199.7	-
Commercial mortgage-backed securities	4,094.8	241.7	439.1	3,897.4	195.4
Collateralized debt obligations	428.8	7.0	56.6	379.2	4.3
Other debt obligations	3,756.9	73.5	51.2	3,779.2	82.8
Total fixed maturities, available-for-sale	$44,432.0	$3,790.0	$825.7	$47,396.3	$299.6
Total equity securities, available-for-sale	$129.4	$10.4	$8.5	$131.3

(1)
Excludes $148.6 million and $98.6 million as of December 31, 2013 and December 31, 2012, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2013, by expected maturity, were as follows:

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$2,919.4	$2,960.9
Due after one year through five years	12,575.2	13,195.5
Due after five years through ten years	8,373.9	8,782.9
Due after ten years	8,664.1	9,203.6
Subtotal	32,532.6	34,142.9
Mortgage-backed and other asset-backed securities	11,406.6	11,381.2
Total	$43,939.2	$45,524.1

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income
Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Fixed maturities, available-for-sale	$2,109.3	$2,228.5	$2,342.1
Fixed maturities, trading	11.2	15.1	19.4
Equity securities, available-for-sale	6.9	8.3	10.4
Equity securities, trading	2.8	2.9	1.3
Mortgage loans	565.2	588.9	593.8
Real estate	60.7	70.6	73.4
Policy loans	43.5	47.1	51.7
Cash and cash equivalents	4.4	4.9	5.6
Derivatives	(115.2)	(129.8)	(156.7)
Other	67.2	54.5	57.9
Total	2,756.0	2,891.0	2,998.9
Investment expenses	(74.5)	(79.2)	(80.9)
Net investment income	$2,681.5	$2,811.8	$2,918.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Net Realized Capital Gains and Losses

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$37.9	$26.4	$23.0
Gross losses	(115.2)	(143.9)	(147.5)
Other-than-temporary impairment losses reclassified
to (from) OCI	(22.0)	17.3	(52.3)
Hedging, net	(115.5)	(27.5)	130.5
Fixed maturities, trading	(5.2)	4.9	(9.5)
Equity securities, available-for-sale:
Gross gains	0.8	0.5	2.3
Gross losses	(0.3)	(0.9)	(6.4)
Equity securities, trading	22.4	26.3	19.8
Mortgage loans	(16.0)	(51.0)	(42.8)
Derivatives	(22.9)	(21.7)	(159.5)
Other	24.7	241.7	143.7
Net realized capital gains (losses)	$(211.3)	$72.1	$(98.7)
Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,493.7 million, $1,119.3 million and $595.2 million in 2013, 2012 and 2011, respectively.
Other-Than-Temporary Impairments
We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.
Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Fixed maturities, available-for-sale	$(89.5)	$(135.5)	$(134.5)
Equity securities, available-for-sale	(0.3)	(0.4)	(3.8)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(89.8)	(135.9)	(138.3)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) OCI (1)	(22.0)	17.3	(52.3)
Net impairment losses on available-for-sale securities	$(111.8)	$(118.6)	$(190.6)

(1)
Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.
The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2013	2012	2011

	(in millions)
Beginning balance	$(329.0)	$(428.0)	$(325.7)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(15.1)	(21.3)	(31.0)
Credit losses for which an other-than-temporary impairment was
previously recognized	(75.9)	(80.0)	(135.6)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	172.0	191.9	68.2
Net reduction (increase) for positive changes in cash flows expected
to be collected and amortization (1)	12.6	8.4	(3.9)
Ending balance	$(235.4)	$(329.0)	$(428.0)
(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Gross Unrealized Losses for Fixed Maturities and Equity Securities
For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2013
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$517.2	$49.2	$9.2	$0.8	$526.4	$50.0
Non-U.S. governments	23.7	1.1	-	-	23.7	1.1
States and political subdivisions	1,319.0	75.0	46.1	10.4	1,365.1	85.4
Corporate	3,757.8	143.5	1,033.8	127.6	4,791.6	271.1
Residential mortgage-backed pass-
through securities	1,150.3	38.2	85.9	8.5	1,236.2	46.7
Commercial mortgage-backed
securities	683.7	15.3	495.6	206.9	1,179.3	222.2
Collateralized debt obligations	88.8	1.4	47.4	33.1	136.2	34.5
Other debt obligations	1,359.0	16.1	287.9	25.4	1,646.9	41.5
Total fixed maturities, available-for-sale	$8,899.5	$339.8	$2,005.9	$412.7	$10,905.4	$752.5
Total equity securities, available-for-sale	$16.7	$0.3	$48.3	$13.0	$65.0	$13.3
Our consolidated portfolio consists of fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 94 (carrying value/amortized cost) at December 31, 2013. Gross unrealized losses in our fixed maturities portfolio decreased slightly during the year ended December 31, 2013, due to spread improvements.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,154 securities with a carrying value of $8,899.5 million and unrealized losses of $339.8 million reflecting an average price of 96 at December 31, 2013. Of this portfolio, 94% was investment grade (rated AAA through BBB-) at December 31, 2013, with associated unrealized losses of $325.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 359 securities with a carrying value of $2,005.9 million and unrealized losses of $412.7 million. The average rating of this portfolio was BBB- with an average price of 83 at December 31, 2013. Of the $412.7 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $206.9 million in unrealized losses with an average price of 71 and an average credit rating of BB-. The remaining unrealized losses consist primarily of $127.6 million within the corporate sector at December 31, 2013. The average price of the corporate sector was 89 and the average credit rating was BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2012
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$115.4	$0.3	$-	$-	$115.4	$0.3
States and political subdivisions	235.3	2.1	8.8	0.6	244.1	2.7
Corporate	554.3	7.2	1,692.4	268.2	2,246.7	275.4
Residential mortgage-backed pass-
through securities	70.4	0.3	2.4	0.1	72.8	0.4
Commercial mortgage-backed
securities	98.9	3.3	785.0	435.8	883.9	439.1
Collateralized debt obligations	72.2	1.0	133.8	55.6	206.0	56.6
Other debt obligations	235.6	2.0	414.9	49.2	650.5	51.2
Total fixed maturities, available-for-sale	$1,382.1	$16.2	$3,037.3	$809.5	$4,419.4	$825.7
Total equity securities, available-for-sale	$5.8	$0.1	$52.9	$8.4	$58.7	$8.5
Our consolidated portfolio consists of fixed maturities where 71% were investment grade (rated AAA through BBB-) with an average price of 84 (carrying value/amortized cost) at December 31, 2012. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2012, due to a tightening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 224 securities with a carrying value of $1,382.1 million and unrealized losses of $16.2 million reflecting an average price of 99 at December 31, 2012. Of this portfolio, 89% was investment grade (rated AAA through BBB-) at December 31, 2012, with associated unrealized losses of $13.3 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 488 securities with a carrying value of $3,037.3 million and unrealized losses of $809.5 million. The average rating of this portfolio was BBB- with an average price of 79 at December 31, 2012. Of the $809.5 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $435.8 million in unrealized losses with an average price of 64 and an average credit rating of BB+. The remaining unrealized losses consist primarily of $268.1 million within the corporate sector at December 31, 2012. The average price of the corporate sector was 86 and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2012.
Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments
The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments in cash flow hedge relationships are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC, reinsurance assets and liabilities, sales inducements, unearned revenue reserves, changes in policyholder liabilities and applicable income taxes was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013	December 31, 2012

	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$1,893.0	$3,300.4
Noncredit component of impairment losses on fixed maturities, available-for-sale	(277.6)	(299.6)
Net unrealized gains (losses) on equity securities, available-for-sale	(5.6)	1.9
Adjustments for assumed changes in amortization patterns	(265.9)	(515.2)
Adjustments for assumed changes in policyholder liabilities	(498.0)	(990.3)
Net unrealized gains on derivative instruments	107.1	148.4
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	45.6	91.3
Provision for deferred income taxes	(348.5)	(607.7)
Net unrealized gains on available-for-sale securities and derivative instruments	$650.1	$1,129.2

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2013	December 31, 2012

	(in millions)

Commercial mortgage loans	$10,282.5	$10,219.5
Residential mortgage loans	605.7	702.1
	10,888.2	10,921.6

Valuation allowance	(69.0)	(96.2)
Total carrying value	$10,819.2	$10,825.4
We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $44.9 million, $62.3 million and $2.2 million of residential mortgage loans in 2013, 2012 and 2011, respectively. We purchased $166.1 million, $149.1 million and $50.3 million of commercial mortgage loans in 2013, 2012 and 2011, respectively. We sold $13.0 million, $31.1 million and $0.0 million commercial mortgage loans in 2013, 2012 and 2011, respectively.
Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013		December 31, 2012

	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	(in millions)
Geographic distribution
New England	$528.5	5.1%	$536.6	5.3%
Middle Atlantic	2,489.0	24.1	2,233.4	21.9
East North Central	519.9	5.1	635.6	6.2
West North Central	302.9	2.9	377.3	3.7
South Atlantic	1,949.5	19.0	2,135.0	20.9
East South Central	192.8	1.9	244.8	2.3
West South Central	830.3	8.1	767.9	7.5
Mountain	747.1	7.3	726.6	7.1
Pacific	2,722.5	26.5	2,562.3	25.1
Total	$10,282.5	100.0%	$10,219.5	100.0%

Property type distribution
Office	$3,360.5	32.6%	$3,078.8	30.1%
Retail	2,668.5	26.0	2,928.3	28.6
Industrial	1,766.2	17.2	1,765.5	17.3
Apartments	1,911.2	18.6	1,685.9	16.5
Hotel	333.1	3.2	445.8	4.4
Mixed use/other	243.0	2.4	315.2	3.1
Total	$10,282.5	100.0%	$10,219.5	100.0%
Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $394.9 million and $495.7 million and first lien mortgages with an amortized cost of $210.8 million and $206.4 million as of December 31, 2013 and December 31, 2012, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.
Mortgage Loan Credit Monitoring
Commercial Credit Risk Profile Based on Internal Rating
We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$8,067.1	$194.5	$8,261.6
BBB+ thru BBB-	1,444.3	250.0	1,694.3
BB+ thru BB-	155.4	0.1	155.5
B+ and below	169.1	2.0	171.1
Total	$9,835.9	$446.6	$10,282.5

	December 31, 2012
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$7,255.0	$231.3	$7,486.3
BBB+ thru BBB-	1,792.6	294.9	2,087.5
BB+ thru BB-	266.8	1.6	268.4
B+ and below	375.0	2.3	377.3
Total	$9,689.4	$530.1	$10,219.5
Residential Credit Risk Profile Based on Performance Status
Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.
The amortized cost of our performing and non-performing residential mortgage loans were as follows:

	December 31, 2013
	Home equity	First liens	Total

	(in millions)
Performing	$378.3	$203.6	$581.9
Nonperforming	16.6	7.2	23.8
Total	$394.9	$210.8	$605.7

	December 31, 2012
	Home equity	First liens	Total

	(in millions)
Performing	$472.6	$197.2	$669.8
Nonperforming
Total	$495.7	$206.4	$702.1
Non-Accrual Mortgage Loans
Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The amortized cost of mortgage loans on non-accrual status were as follows:

	December 31, 2013	December 31, 2012

	(in millions)
Commercial:
Brick and mortar	$33.2	$44.5
Residential:
Home equity	16.6	23.1
First liens	7.2	9.1
Total	$57.0	$76.7
The aging of mortgage loans, based on amortized cost, were as follows:

	December 31, 2013

			90 days or
		60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$-	$-	$16.7	$16.7	$9,819.2	$9,835.9
Commercial-CTL	-	-	-	-	446.6	446.6
Residential-home equity	4.4	1.0	3.0	8.4	386.5	394.9
Residential-first liens	1.2	0.3	5.6	7.1	203.7	210.8
Total	$5.6	$1.3	$25.3	$32.2	$10,856.0	$10,888.2

	December 31, 2012

			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$32.8	$13.7	$-	$46.5	$9,642.9	$9,689.4
Commercial-CTL	-	-	-	-	530.1	530.1
Residential-home equity	5.7	2.8	3.9	12.4	483.3	495.7
Residential-first liens	1.5	0.4	7.7	9.6	196.8	206.4
Total	$40.0	$16.9	$11.6	$68.5	$10,853.1	$10,921.6
We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2013 or December 31, 2012.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by major product type and/or risk level with an estimated loss ratio applied against each product type and/or risk level. The loss ratio is generally based upon historic loss experience for each loan type as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral, and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	Commercial	Residential	Total

	(in millions)
For the year ended December 31, 2013
Beginning balance	$51.8	$44.4	$96.2
Provision	4.1	11.1	15.2
Charge-offs	(28.0)	(18.3)	(46.3)
Recoveries	0.8	3.1	3.9
Ending balance	$28.7	$40.3	$69.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	26.3	30.5	56.8
Allowance ending balance	$28.7	$40.3	$69.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$31.4	$35.8
Collectively evaluated for impairment	10,278.1	574.3	10,852.4
Loan ending balance	$10,282.5	$605.7	$10,888.2

For the year ended December 31, 2012
Beginning balance	$64.8	$36.0	$100.8
Provision	13.5	39.9	53.4
Charge-offs	(26.7)	(35.1)	(61.8)
Recoveries	0.2	3.6	3.8
Ending balance	$51.8	$44.4	$96.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	49.4	34.6	84.0
Allowance ending balance	$51.8	$44.4	$96.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$13.6	$37.5	$51.1
Collectively evaluated for impairment	10,205.9	664.6	10,870.5
Loan ending balance	$10,219.5	$702.1	$10,921.6

For the year ended December 31, 2011
Beginning balance	$80.6	$37.7	$118.3
Provision	17.0	28.5	45.5
Charge-offs	(32.9)	(33.4)	(66.3)
Recoveries	0.1	3.2	3.3
Ending balance	$64.8	$36.0	$100.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$16.3	$2.4	$18.7
Collectively evaluated for impairment	48.5	33.6	82.1
Allowance ending balance	$64.8	$36.0	$100.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$114.0	$24.2	$138.2
Collectively evaluated for impairment	9,336.8	757.8	10,094.6
Loan ending balance	$9,450.8	$782.0	$10,232.8
Impaired Mortgage Loans
Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$21.5	$32.7	$-
Residential-first liens	4.6	4.6	-
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	19.5	19.7	9.2
Residential-first liens	7.3	6.2	0.6
Total:
Commercial	$25.9	$37.1	$2.4
Residential	$31.4	$30.5	$9.8

	December 31, 2012
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$22.9	$25.3	$-
Residential-first liens	9.7	6.6	-
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	20.8	20.7	9.1
Residential-first liens	7.1	6.9	0.7
Total:
Commercial	$27.3	$29.7	$2.4
Residential	$37.6	$34.2	$9.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	Average
	recorded	Interest income
	investment	recognized

	(in millions)
For the year ended December 31, 2013
With no related allowance recorded:
Commercial-brick and mortar	$22.2	$0.2
Residential-first liens	7.2	-
With an allowance recorded:
Commercial-brick and mortar	4.4	0.3
Residential-home equity	20.2	1.1
Residential-first liens	7.1	0.2
Total:
Commercial	$26.6	$0.5
Residential	$34.5	$1.3

For the year ended December 31, 2012
With no related allowance recorded:
Commercial-brick and mortar	$11.4	$2.6
Residential-first liens	7.0	-
With an allowance recorded:
Commercial-brick and mortar	59.2	0.2
Residential-home equity	17.7	0.9
Residential-first liens	6.2	0.1
Total:
Commercial	$70.6	$2.8
Residential	$30.9	$1.0

For the year ended December 31, 2011
With no related allowance recorded:
Commercial-brick and mortar	$11.3	$0.9
Residential-first liens	4.4	-
With an allowance recorded:
Commercial-brick and mortar	79.0	1.0
Residential-home equity	12.6	0.8
Residential-first liens	5.6	0.2
Total:
Commercial	$90.3	$1.9
Residential	$22.6	$1.0
Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to increase, reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2013
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$0.9	-	$-
Residential-home equity	69	3.8	19	-
Residential-first liens	3	0.6	1	0.3
Total	74	$5.3	20	$0.3

	For the year ended December 31, 2012
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$18.0	1	$13.7
Residential-home equity	324	15.0	12	-
Residential-first liens	12	2.1	-	-
Total	338	$35.1	13	$13.7

	For the year ended December 31, 2011
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	1	$4.4	1	$4.4
Residential-home equity	151	7.9	6	-
Residential-first liens	7	1.6	1	0.3
Total	159	$13.9	8	$4.7
Commercial mortgage loans that have been designated as a TDR have been previously reserved in the mortgage loan valuation allowance to the estimated fair value of the underlying collateral reduced by the cost to sell.
Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.
Real Estate
Depreciation expense on invested real estate was $44.4 million, $45.1 million and $41.4 million in 2013, 2012 and 2011, respectively. Accumulated depreciation was $364.8 million and $332.8 million as of December 31, 2013 and 2012, respectively.
Other Investments
Other investments include minority interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

		December 31,
		2013	2012

		(in millions)

Total assets		$7,985.3	$8,296.1
Total liabilities		2,781.1	2,926.2
Total equity		$5,204.2	$5,369.9
Net investment in unconsolidated entities		$384.3	$375.8

	For the year ended December 31,

	2013	2012	2011

	(in millions)
Total revenues	$773.7	$844.0	$2,106.1
Total expenses	394.6	421.9	1,723.3
Net income	368.3	392.1	377.4
Our share of net income of unconsolidated entities	43.9	31.5	34.0
Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.
Securities Posted as Collateral
We posted $1,564.1 million in fixed maturities, available-for-sale securities at December 31, 2013, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements and our obligation under funding agreements with the Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, we posted $2,534.0 million in commercial mortgage loans and home equity mortgages as of December 31, 2013, to satisfy collateral requirements associated with our obligation under funding agreements with the FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position.
Balance Sheet Offsetting
We have financial instruments that are subject to master netting agreements or similar agreements. Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		Statement of Financial Position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount

	(in millions)
December 31, 2013
Derivative assets	$651.1	$(576.9)	$(70.6)	$3.6
December 31, 2012
Derivative assets	$991.0	$(776.4)	$(210.1)	$4.5
Reverse repurchase agreements	90.0	-	(90.0)	-
Total	$1,081.0	(776.4)	(300.1)	$4.5

(1)
The gross amount of recognized derivative and reverse repurchase agreement assets are reported with other investments on the consolidated statements of financial position. The gross amounts of derivative and reverse repurchase agreement assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		Statement of Financial Position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount

	(in millions)
December 31, 2013
Derivative liabilities	$1,017.3	$(576.9)	$(362.1)	$78.3
December 31, 2012
Derivative liabilities	$1,195.3	$(776.4)	$(279.1)	$139.8

(1)
The gross amount of recognized derivative liabilities are reported with other liabilities and contractholder funds on the consolidated statements of financial position. The above excludes $207.7 million and $305.4 million of derivative liabilities as of December 31, 2013 and December 31, 2012, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale and have no continuing involvement with the collateral pledged until the agreements mature and we repurchase the collateral. The counterparties have the right to sell or repledge the collateral we have pledged. Interest incurred on repurchase agreements is reported as part of interest expense on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase agreements as of December 31, 2013 and December 31, 2012.
6. Derivative Financial Instruments
Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.
Types of Derivative Instruments
Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.
Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.
A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.
In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.
Foreign Exchange Contracts
Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We may use currency swaps to hedge foreign currency risk.
Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.
Equity Contracts
Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.
We previously sold an investment-type insurance contract with attributes tied to market indices (an embedded derivative as noted below), in which case we wrote an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Credit Contracts
Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.
Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use futures traded on an exchange (“exchange traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.
Other Contracts
Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.
We sell investment-type insurance contracts in which the return is tied to a leveraged inflation index. In addition, we previously sold an investment-type insurance contract in which the return was tied to an external equity index. We economically hedge the risk associated with these investment-type insurance contracts.
We offer group benefit plan contracts that have guaranteed separate accounts as an investment option.
We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.
We have fixed deferred annuities that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these annuity contracts, as previously explained.
Exposure
Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.
Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of the firm’s OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We posted $393.1 million and $296.3 million in cash and securities under collateral arrangements as of December 31, 2013 and December 31, 2012, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. Beginning in the second quarter of 2013, these amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the rating on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2013 and December 31, 2012, was $1,042.9 million and $1,204.0 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as requested by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $393.1 million and $296.3 million as of December 31, 2013 and December 31, 2012, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2013, we would be required to post an additional $75.9 million of collateral to our counterparties.

As of December 31, 2013 and December 31, 2012, we had received $21.0 million and $192.4 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	December 31, 2013	December 31, 2012

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$20,570.8	$18,371.2
Interest rate options	4,100.0	500.0
Swaptions	325.0	325.0
Interest rate futures	92.5	82.0
Foreign exchange contracts:
Currency swaps	2,247.1	3,373.6
Equity contracts:
Equity options	2,010.4	1,811.8
Equity futures	273.3	373.6
Credit contracts:
Credit default swaps	1,153.2	1,378.3
Total return swaps	90.0	100.0
Futures	9.1	-
Other contracts:
Embedded derivative financial instruments	7,036.0	5,344.7
Total notional amounts at end of period	$37,907.4	$31,660.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$435.5	$683.9
Interest rate options	42.5	48.5
Swaptions	1.0	0.7
Foreign exchange contracts:
Currency swaps	187.5	246.8
Equity contracts:
Equity options	30.0	74.3
Credit contracts:
Credit default swaps	9.5	6.8
Total return swaps	0.1	-
Total gross credit exposure	706.1	1,061.0
Less: collateral received	104.5	232.6
Net credit exposure	$601.6	$828.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$0.1	$10.3	$285.4	$440.5
Foreign exchange contracts	121.6	190.0	51.2	127.2
Total derivatives designated as hedging
instruments	$121.7	$200.3	$336.6	$567.7

Derivatives not designated as hedging
instruments
Interest rate contracts	$452.2	$677.1	$489.6	$493.4
Foreign exchange contracts	37.6	32.5	10.6	10.1
Equity contracts	30.0	74.3	145.0	27.6
Credit contracts	9.6	6.8	35.5	96.5
Other contracts	-	-	207.7	305.4
Total derivatives not designated as hedging
instruments	529.4	790.7	888.4	933.0

Total derivative instruments	$651.1	$991.0	$1,225.0	$1,500.7
(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statement of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $(9.5) million and $148.1 million as of December 31, 2013 and December 31, 2012, respectively, are reported with contractholder funds on the consolidated statements of financial position.
Credit Derivatives Sold
When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.
These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $44.9 million as of December 31, 2013 and $15.0 million as of December 31, 2012. These purchased credit derivative transactions had a net asset (liability) fair value of $(0.5) million as of December 31, 2013 and $0.2 million as of December 31, 2012. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.
We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2013
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.3	$10.0	4.7
AA	84.0	1.8	84.0	4.0
A	294.5	4.2	294.5	4.0
BBB	265.0	(1.2)	265.0	3.9
Total single name credit default swaps	653.5	5.1	653.5	4.0

Basket and index credit default swaps
Corporate debt
Near default (1)	110.4	(19.9)	110.4	3.2
Government/municipalities
AA	30.0	(3.5)	30.0	3.7
Structured finance
BBB	25.0	(0.9)	25.0	3.5
Total basket and index credit default swaps	165.4	(24.3)	165.4	3.4
Total credit default swap protection sold	$818.9	$(19.2)	$818.9	3.9

	December 31, 2012
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AA	$70.0	$(0.2)	$70.0	2.5
A	572.0	2.4	572.0	2.4
BBB	200.0	(1.6)	200.0	3.0
Structured finance
	11.1	(11.0)	11.1	8.5
Total single name credit default swaps	853.1	(10.4)	853.1	2.6

Basket and index credit default swaps
Corporate debt
Near default (1)	110.4	(65.2)	110.4	4.2
Government/municipalities
AA	30.0	(7.3)	30.0	4.7
Structured finance
	25.0	(5.6)	25.0	4.5
Total basket and index credit default swaps	165.4	(78.1)	165.4	4.4
Total credit default swap protection sold	$1,018.5	$(88.5)	$1,018.5	2.9

(1)	Includes $88.0 million notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third-party investors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

	December 31, 2013
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BBB	$23.4	$23.4	3.0
Total corporate debt	23.4	23.4	3.0

Structured finance
A	18.1	16.7	4.8
BB	5.5	5.5	3.3
B	4.1	4.1	3.1
CCC	23.5	23.5	4.8
Total structured finance	51.2	49.8	4.5
Total fixed maturities with credit derivatives	$74.6	$73.2	4.0

	December 31, 2012
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BBB	$20.5	$20.5	4.0
	25.0	24.9	0.5
Total corporate debt	45.5	45.4	2.1

Structured finance
AA	4.6	4.6	17.0
BB	39.6	37.5	2.9
B	4.0	4.0	4.4
	17.7	17.7	6.4
Total structured finance	65.9	63.8	4.9
Total fixed maturities with credit derivatives	$111.4	$109.2	3.8
Fair Value Hedges
We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.
We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.
We have sold callable investment-type insurance contracts and used cancellable interest rate swaps to hedge the changes in fair value of the callable feature.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.
The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2013	2012	2011	relationships	2013	2012	2011
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$139.5	$38.6	$(108.5)	available-for-sale	$(133.3)	$(34.1)	$105.4
				Investment-type
Interest rate contracts	(0.7)	-	(2.2)	insurance contracts	0.2	-	2.4
Foreign exchange				Fixed maturities,
contracts	(0.2)	0.7	1.1	available-for-sale	0.4	0.4	(1.3)
Foreign exchange				Investment-type
contracts	(36.7)	9.3	(25.6)	insurance contracts	36.5	(12.6)	25.7
Total	$101.9	$48.6	$(135.2)	Total	$(96.2)	$(46.3)	$132.2

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2013	2012	2011
	(in millions)
Fixed maturities, available-for-sale (1)	$(120.7)	$(134.3)	$(158.9)
Investment-type insurance contracts (2)	33.2	37.1	44.0
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
Cash Flow Hedges
We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.
We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 6.5 years. At December 31, 2013, we had $61.7 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income. During the years ended December 31, 2013 and December 31, 2012, we reclassified gains of $0.2 million and $0.0 million, respectively, from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring.
The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2013	2012	2011	(effective portion)	2013	2012	2011
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$(80.5)	$16.2	$107.1	income	$11.7	$8.9	$7.2
					Net realized capital
					losses	-	-	(0.2)
Interest rate	Investment-type				Benefits, claims and
contracts	insurance contracts	2.5	2.5	(1.0)	settlement expenses	-	-	(0.8)
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	(0.9)	(27.9)	29.9	losses	(16.7)	(6.4)	(20.4)
Foreign exchange	Investment-type				Benefits, claims and
contracts	insurance contract	5.0	7.6	12.8	settlement expenses	-	-	(1.7)
Total		$(73.9)	$(1.6)	$148.8	Total	$(5.0)	$2.5	$(15.9)
The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2013	2012	2011
	(in millions)
Fixed maturities, available-for-sale (1)	$7.7	$8.0	$9.3
Investment-type insurance contracts (2)	(11.0)	(13.4)	(13.1)
(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.8 million, $0.5 million and $0.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.
We expect to reclassify net gains of $10.2 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Derivatives Not Designated as Hedging Instruments
Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. Gains and losses on certain derivatives used in relation to certain trading portfolios are reported in net investment income on the consolidated statements of operations.
The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,

Derivatives not designated as hedging instruments	2013	2012	2011
	(in millions)
Interest rate contracts	$(137.6)	$(7.7)	$133.7
Foreign exchange contracts	6.1	40.0	(22.9)
Equity contracts	(159.4)	(100.5)	55.3
Credit contracts	40.6	12.0	(10.9)
Other contracts	148.3	35.7	(190.4)
Total	$(102.0)	$(20.5)	$(35.2)
7. Closed Block
In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.
Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.
A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.
If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2013 and 2012, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $111.6 million and $131.0 million as of December 31, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2013	December 31, 2012
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,532.0	$4,664.5
Other policyholder funds	10.5	10.7
Policyholder dividends payable	270.5	280.6
Policyholder dividends obligation	111.6	131.0
Deferred income taxes	2.2	-
Other liabilities	24.7	31.3
Total Closed Block liabilities	4,951.5	5,118.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,470.9	2,735.1
Fixed maturities, trading	13.4	17.0
Equity securities, available-for-sale	3.6	5.5
Mortgage loans	828.6	719.4
Policy loans	644.2	665.5
Other investments	118.5	158.0
Total investments	4,079.2	4,300.5
Cash and cash equivalents	70.3	51.3
Accrued investment income	49.5	52.5
Premiums due and other receivables	11.7	13.2
Deferred tax asset	66.2	39.2
Other assets	2.2	-
Total assets designated to the Closed Block	4,279.1	4,456.7
Excess of Closed Block liabilities over assets designated to the Closed Block	672.4	661.4
Amounts included in accumulated other comprehensive income	12.9	62.4
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$685.3	$723.8
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Revenues
Premiums and other considerations	$379.9	$397.4	$428.8
Net investment income	207.7	222.8	238.2
Net realized capital gains (losses)	(12.3)	3.6	7.9
Total revenues	575.3	623.8	674.9

Expenses
Benefits, claims and settlement expenses	320.1	325.7	370.7
Dividends to policyholders	184.4	192.6	204.2
Operating expenses	4.7	4.9	2.9
Total expenses	509.2	523.2	577.8
Closed Block revenues, net of Closed Block expenses, before income taxes	66.1	100.6	97.1
Income taxes	21.1	32.6	31.2
Closed Block revenues, net of Closed Block expenses and income taxes	45.0	68.0	65.9
Funding adjustment charges	(6.5)	(4.8)	(5.30)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$38.5	$63.2	$60.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Beginning of year	$723.8	$787.0	$847.6
End of year	685.3	723.8	787.0
Change in maximum future earnings	$(38.5)	$(63.2)	$(60.6)
We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.
8. Deferred Acquisition Costs
Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Balance at beginning of year	$2,394.7	$2,197.3	$2,281.3
Cost deferred during the year	393.0	393.6	316.9
Amortized to expense during the year (1)	(170.6)	(82.3)	(263.0)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	231.7	(113.9)	(137.9)
Balance at end of year	$2,848.8	$2,394.7	$2,197.3
(1) Includes adjustments for revisions to estimated gross profits.
9. Insurance Liabilities
Contractholder Funds
Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2013	2012
	(in millions)
Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$10,582.7	$11,315.1
GICs	10,858.3	10,943.1
Funding agreements	7,642.9	9,077.1
Other investment-type insurance contracts	731.8	749.6
Total liabilities for investment-type insurance contracts	29,815.7	32,084.9
Universal life and other reserves	4,812.0	4,689.7
Total contractholder funds	$34,627.7	$36,774.6
Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.
Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2013 and 2012, $370.9 million and $1,189.5 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2013 and 2012, $1,278.7 million and $1,251.1 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2013 and 2012, $637.6 million and $1,598.5 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2013 and 2012, $975.0 million and $1,875.6 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2013 and 2012, $2,630.5 million and $1,352.3 million of liabilities are being held with respect to any issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Future Policy Benefits and Claims
Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2013	2012	2011
	(in millions)
Balance at beginning of year	$1,066.0	$1,006.9	$1,061.8
Incurred:
Current year	712.0	711.8	1,074.0
Prior years	1.0	9.7	(10.8)
Total incurred	713.0	721.5	1,063.2
Payments:
Current year	432.1	446.3	820.8
Prior years	202.2	216.1	297.3
Total payments	634.3	662.4	1,118.1
Balance at end of year:
Current year	279.9	265.5	253.2
Prior years	864.8	800.5	753.7
Total balance at end of year	$1,144.7	$1,066.0	$1,006.9

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$43.4	$46.6	$42.9
Reinsurance recoverables for unpaid claims	260.1	239.1	204.7
Incurred liability adjustments relating to prior years, which affected current operations during 2013, 2012 and 2011, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.
10. Debt
Short-Term Debt
As of December 31, 2013 and 2012, we had short-term credit facilities with various financial institutions in an aggregate amount of $1,045.0 million and $845.0 million, respectively. As of December 31, 2013 and 2012, we had $292.4 million and $286.7 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.8 million, $1.0 million and $1.0 million during 2013, 2012 and 2011, respectively. Our credit facilities include a $500.0 million 4-year facility that matures in March 2016, with PFG, PFSI, and us as co-borrowers and a $300.0 million 364-day facility for us only which was refinanced in April 2013. Also in April 2013, we added a $200.0 million 3-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the borrowers. These facilities may be used for general corporate purposes, including commercial paper back-stop. Our commercial paper programs require 100% back-stop support, of which there were no outstanding balances as of December 31, 2013 and 2012.
The weighted‑average interest rate on short-term borrowings as of both December 31, 2013 and 2012, was 0.2%.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2013	2012

	(in millions)
8.0% surplus notes payable, due 2044	$99.3	$99.3
Non-recourse mortgages and notes payable	53.1	29.6
Total long-term debt	$152.4	$128.9
The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.
On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31, 2013, 2012 and 2011 was approved by the Commissioner, and charged to expense.
Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at Principal Life's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption. On January 21, 2014, the Commissioner approved our election to redeem the surplus notes. On January 30, 2014, we provided surplus note holders with a notice of redemption and redeemed the $100.0 million surplus notes in whole on March 1, 2014, at a redemption price equal to 102.3% of par.
The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2013, ranged from $1.6 million to $20.1 million per development with interest rates being 5.5% or variable. Outstanding principal balances as of December 31, 2012, ranged from $0.3 million to $9.2 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $101.4 million and $54.2 million as of December 31, 2013 and 2012, respectively.
At December 31, 2013, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2014	$0.1
2015	5.3
2016	-
2017	-
2018	-
Thereafter	147.0
Total future maturities of the long-term debt	$152.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
11. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Current income taxes (benefits):
U.S. federal	$98.2	$(8.1)	$163.3
State	4.9	7.6	9.1
Foreign	17.9	19.5	16.5
Tax benefit of operating loss carryforward	(130.4)	(70.7)	-
Total current income taxes (benefits)	(9.4)	(51.7)	188.9
U.S. federal	181.4	206.1	43.5
State	1.4	(3.1)	(2.0)
Foreign	-	-	(5.4)
Deferred income taxes	182.6	203.2	36.1
Total income taxes	$173.2	$151.5	$225.0
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate is as follows:

	For the year ended December 31,
	2013	2012	2011
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(13)	(12)	(10)
Interest exclusion from taxable income	(2)	(3)	(3)
Impact of court ruling on some uncertain tax positions	-	-	7
Other	-	(2)	(1)
Effective income tax rate	20%	18%	28%
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2013	2012
	(in millions)
Balance at beginning of period	$129.1	$119.5
Additions based on tax positions related to the current year	8.8	10.2
Additions for tax positions of prior year	-	4.3
Reductions for tax positions related to the current year	(3.3)	(4.2)
Reductions for tax positions of prior years	(28.6)	(0.7)
Balance at end of period (1)	$106.0	$129.1

(1)	Of this amount, $52.5 million, if recognized, would reduce the 2013 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.
As of December 31, 2013 and 2012, we had recognized $37.0 million and $44.1 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We reclassified certain components of deferred income taxes for the year ended December 31, 2012, to conform with December 31, 2013 presentation. The reclassification resulted in an increase in gross deferred income tax assets of $138.9 million and a corresponding increase in gross deferred tax liabilities of $138.9 million. The reclassification had no impact on the amount of valuation allowance established by us and, as a result, the net deferred tax liability remains unchanged. Significant components of our net deferred income taxes were as follows:

	December 31,
	2013	2012
	(in millions)
Deferred income tax assets:
Insurance liabilities	$281.6	$557.7
Investments, including derivatives	455.0	523.3
Net operating and capital loss carryforwards	241.9	364.0
Employee benefits	307.3	475.8
Other deferred income tax assets	21.5	18.2
Total deferred income tax assets	1,307.3	1,939.0
Deferred income tax liabilities:
Deferred acquisition costs	(761.5)	(602.5)
Investments, including derivatives	(375.6)	(562.6)
Net unrealized gains on available-for-sale securities	(578.4)	(1,083.0)
Real estate	(117.2)	(102.0)
Intangible assets	(27.3)	(32.8)
Total deferred income tax liabilities	(1,860.0)	(2,382.9)
Total net deferred income tax liabilities	$(552.7)	$(443.9)
Net deferred income taxes by jurisdiction are as follows:

	December 31,
	2013	2012
	(in millions)
Deferred income tax liabilities:
U.S.	$(550.7)	$(443.4)
State	(2.0)	(0.5)
Total net deferred income tax liabilities	$(552.7)	$(443.9)
In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are net operating loss and tax credit carryforwards for tax purposes available to offset future taxable income. We have net operating loss and tax credit carryforwards for U.S. federal income tax purposes of $670.8 million and $988.1 million at December 31, 2013 and 2012, respectively, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return in 2012 and 2013. These U.S. federal net operating loss and tax credit carryforwards will expire between 2021 and 2034. All accumulated U.S. federal net operating loss and tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.
Domestic state net operating loss carryforwards were $10.0 million and $14.5 million as of December 31, 2013 and 2012, respectively, and will expire between 2015 and 2033. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Other Tax Information
The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2004. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We do not expect the litigation to be resolved within the next twelve months. We had $331.4 million and $333.5 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2013 and 2012, respectively.
The IRS completed its examinations of tax years 2004 through 2008. We filed claims for refund for tax years 2004 and 2005 during 2012 and will file claims for refund relating to disputed adjustments for tax years 2006 through 2008 in 2014. The IRS commenced audit of our U.S. federal income tax return for 2009 during the fourth quarter of 2011, for 2010 during the first quarter of 2012 and for 2011 during the first quarter of 2013. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.
We do not believe there is a reasonable possibility the total amount of unrecognized tax benefits will significantly increase or decrease in the next twelve months. The range disclosed in our 2012 financial statements was prior to the January 2013 expiration of the right to appeal the U.S. District Court for the Southern District of Iowa decision in the case of Pritired 1, LLC. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.
12. Employee and Agent Benefits
We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.
We have defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.
We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.
Obligations and Funded Status
The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

			Other postretirement
	Pension benefits		benefits
	December 31,		December 31,
	2013	2012	2013	2012
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(2,638)	$(2,158.4)	$(147.8)	$(165.1)
Service cost	(57.1)	(47.0)	(1.0)	(1.3)
Interest cost	(103.8)	(109.1)	(5.7)	(8.2)
Actuarial gain (loss)	279.2	(407.1)	7.9	21.2
Participant contribution	-	-	(6.8)	(6.6)
Benefits paid	79.5	76.4	13.6	13.0
Other	-	7.2	(0.8)	(0.8)
Benefit obligation at end of year	$(2,440.2)	$(2,638)	$(140.6)	$(147.8)

Change in plan assets
Fair value of plan assets at beginning of year	$1,682.1	$1,429.0	$519.7	$466.6
Actual return on plan assets	199.8	222.6	95.9	58.6
Employer contribution	123.2	106.9	4.2	0.9
Participant contributions	-	-	6.8	6.6
Benefits paid	(79.5)	(76.4)	(13.6)	(13.0)
Fair value of plan assets at end of year	$1,925.6	$1,682.1	$613.0	$519.7

Amount recognized in statement of financial position
Other assets	$-	$-	$473.0	$372.5
Other liabilities	(514.6)	(955.9)	(0.6)	(0.6)
Total	$(514.6)	$(955.9)	$472.4	$371.9

Amount recognized in accumulated other comprehensive
(income) loss
Total net actuarial (gain) loss	$391.1	$861.2	$(83.1)	$(7.1)
Prior service benefit	(11.8)	(20.4)	(56.2)	(82.1)
Pre-tax accumulated other comprehensive (income) loss	$379.3	$840.8	$(139.3)	$(89.2)
The accumulated benefit obligation for all defined benefit pension plans was $2,287.4 million and $2,469.1 million at December 31, 2013 and 2012, respectively.
Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $304.3 million and $300.8 million as of December 31, 2013 and 2012, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Pension Plan Changes and Plan Gains/Losses
On January 1, 2010, benefits under the Principal Pension Plan were frozen for certain participants.
For the year ended December 31, 2013, the pension plans had a gain primarily due to an increase in the discount rate. For the year ended December 31, 2012, the pension plans had a loss primarily due to a decrease in the discount rate, partially offset by higher than expected asset returns.
Other Postretirement Plan Changes and Plan Gains/Losses
On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2013, 2012 and 2011, the Medicare subsidies we received and accrued for were $0.8 million, $0.8 million and $0.9 million, respectively.
An actuarial gain occurred during 2013 for the other postretirement benefit plans. This was due to an increase in the discount rate and trend assumption for post-65 retirees and a change in assumptions for retirees who voluntarily drop medical coverage at age 65 or older. An actuarial gain occurred during 2012 for the other postretirement benefit plans. This was due to a decrease in the trend and claim cost assumptions. This was partially offset by the decrease in the discount rate.
Impact from Exit of Group Medical Insurance Business
On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business resulted in a curtailment gain associated with the pension and other postretirement benefits of the impacted employees, which was recognized in our consolidated financial statements as impacted employees were terminated. For the year ended December 31, 2011, the curtailment gain recognized was $1.4 million for the pension benefits and $5.1 million for the other postretirement benefits, respectively, from the accelerated recognition of the existing prior service benefits. One final recognition of the curtailment in 2012 resulted in a curtailment gain of $0.7 million for the pension plan and $3.5 million for the other postretirement benefits.
Information for Pension Plans With an Accumulated Benefit Obligation in Excess of Plan Assets
For 2013 and 2012, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,
	2013	2012
	(in millions)
Projected benefit obligation	$2,440.2	$2,638.0
Accumulated benefit obligation	2,287.4	2,469.1
Fair value of plan assets	1,925.6	1,682.1

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2013	2012
	(in millions)
Accumulated postretirement benefit obligation	$1.5	$1.7
Fair value of plan assets	0.9	1.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Components of Net Periodic Benefit Cost
	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2013	2012	2011	2013	2012	2011
	(in millions)
Service cost	$57.1	$47.0	$44.0	$1.0	$1.3	$1.2
Interest cost	103.8	109.1	108.5	5.7	8.2	8.9
Expected return on plan assets	(127.4)	(114.6)	(114.4)	(28.8)	(33.5)	(34.1)
Amortization of prior service benefit	(8.7)	(9.4)	(9.7)	(25.9)	(28.6)	(29.3)
Recognized net actuarial loss	118.5	90.9	65.8	1.0	0.9	0.4
Amounts recognized due to special events	-	(0.7)	(1.4)	-	(3.5)	(5.1)
Net periodic benefit cost (income)	$143.3	$122.3	$92.8	$(47.0)	$(55.2)	$(58.0)
The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the 10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

			Other postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2013	2012	2013	2012
	(in millions)
Other changes recognized in accumulated other comprehensive
(income) loss
Net actuarial (gain) loss	$(351.7)	$292.1	$(75.0)	$(46.4)
Amortization of net loss	(118.5)	(90.9)	(1.0)	(0.9)
Amortization of prior service benefit	8.7	10.1	25.9	32.1
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(461.5)	$211.3	$(50.1)	$(15.2)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$(318.2)	$333.6	$(97.1)	$(70.4)
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.
The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from AOCI into net periodic benefit cost for the pension benefits during the 2014 fiscal year are $50.6 million and $(4.8) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2014 fiscal year are $(3.4) million and $(20.3) million, respectively.
Assumptions
Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

			Other postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2013	2012	2013	2012
Discount rate	4.90%	4.00%	4.90%	4.00%
Rate of compensation increase	4.80%	4.80%	4.83%	4.83%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2013	2012	2011	2013	2012	2011

Discount rate	4.00%	5.15%	5.65%	4.00%	5.15%	5.65%
Expected long-term return on plan assets	7.50%	8.00%	8.00%	5.62%	7.30%	7.30%
Rate of compensation increase	4.80%	5.00%	5.00%	4.83%	5.00%	5.00%
For the pension benefits, the discount rate is determined by projecting future benefit payments inherent in the projected benefit obligation and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The expected return on plan assets is the long-term rate we expect to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.
For other postretirement benefits, the 5.62% expected long-term return on plan assets for 2013 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 5.4%, 7.75% and 5.85%, respectively.
Assumed Health Care Cost Trend Rates

	December 31,
	2013	2012
Health care cost trend rate assumed for next year under age 65	8.0%	8.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2020	2019
Year that the rate reaches the ultimate trend rate (65 and older)	2019	2017
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.3	$(0.3)
Effect on accumulated postretirement benefit obligation	(6.1)	5.3
Pension Plan and Other Postretirement Benefit Plan Assets
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds and real estate investments.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a Principal Life general account investment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Our pension plan assets consist of investments in separate accounts. Net asset value (“NAV”) of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account.
Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the Principal Life general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.
Pension Plan Assets
The fair value of the qualified pension plan’s assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2013
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$414.0	$-	$414.0	$-
U.S. small/mid cap equity portfolios (2)	102.9	-	102.9	-
Balanced asset portfolios (3)	96.9	-	96.9	-
International equity portfolios (4)	171.0	-	171.0	-
Fixed income security portfolios (5)	1,048.5	-	1,048.5	-
Real estate investment portfolios:
Direct real estate investments (6)	92.3	-	92.3	-
Total	$1,925.6	$-	$1,925.6	$-

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$601.8	$-	$601.8	$-
U.S. small/mid cap equity portfolios (2)	156.2	-	156.2	-
Balanced asset portfolios (3)	82.4		82.4
International equity portfolios (4)	273.9	-	273.9	-
Fixed income security portfolios (5)	486.6	-	486.6	-
Real estate investment portfolios:
Direct real estate investments (6)	81.2	-	81.2	-
Total	$1,682.1	$-	$1,682.1	$-

(1)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(2)	The portfolios invest primarily in publicly traded equity securities of mid-sized and small U.S. companies.

(3)
The portfolios are a combination of underlying fixed income and equity investment options. These investment options may include balanced, asset allocation, target-date and target-risk investment options. Although typically lower risk than investment options that invest solely in equities, all investment options in this category have the potential to lose value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

(1)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(2)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(3)	The portfolio invests primarily in U.S. commercial real estate properties.
The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) for 2011 was as follows. We had no Level 3 assets in 2012 and 2013.

For the year ended December 31, 2011
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to					asset
	balance	assets still	Relating to	Net			balance
	as of	held at the	assets sold	purchases,	Transfers	Transfers	as of
	December 31,	reporting	during the	sales and	into	out of	December 31,
(in millions)
Asset category
Direct real estate investments	$84.7	$1.6	$-	$1.0	$-	$(87.3)	$-
We have established an investment policy that provides the investment objectives and guidelines for the pension plan. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

•	Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.
In administering the qualified pension plan’s asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.
According to our investment policy, the target asset allocation for the qualified plan is:

Asset Category	Target allocation
U.S. equity portfolios	0% - 45%
International equity portfolios	0% - 15%
Fixed income security portfolios	30% - 100%
Real estate investment portfolios	0% - 10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Other Postretirement Benefit Plan Assets
The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2013
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$4.7	$4.7	$-	$-
Fixed income security portfolios:
Fixed income investment funds (1)	157.9	157.9	-	-
Principal Life general account investment (2)	38.8	-	-	38.8
U.S. equity portfolios (3)	351.6	288.0	63.6	-
International equity portfolios (4)	60.0	45.9	14.1	-
Total	$613.0	$496.5	$77.7	$38.8

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.9	$1.9	$-	$-
Fixed income security portfolios:
Fixed income investment funds (1)	163.5	163.5	-	-
Principal Life general account investment (2)	42.1	-	-	42.1
U.S. equity portfolios (3)	260.8	213.5	47.3	-
International equity portfolios (4)	51.4	39.3	12.1	-
Total	$519.7	$418.2	$59.4	$42.1

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(5)
As of December 31, 2013 and 2012, respectively, $77.7 million and $59.4 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2013
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2012	date	period	settlements	Level 3	Level 3	2013
(in millions)
Asset category
Principal Life general account
investment	$42.1	$1.1	$-	$(4.4)	$-	$-	$38.8

For the year ended December 31, 2012
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2011	date	period	settlements	Level 3	Level 3	2012
(in millions)
Asset category
Principal Life general account
investment	$42.5	$3.1	$-	$(3.5)	$-	$-	$42.1

For the year ended December 31, 2011
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2010	date	period	settlements	Level 3	Level 3	2011
(in millions)
Asset category
Principal Life general account
investment	$44.5	$3.0	$-	$(5.0)	$-	$-	$42.5
According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation
U.S. equity portfolios	45% - 65%
International equity portfolios	5% - 15%
Fixed income security portfolios	30% - 50%
The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.
Contributions
Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2014 in the range of $125-$175 million. This includes funding for both our qualified and nonqualified pension plans. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. We may contribute to our other postretirement benefit plans in 2014 pending future analysis.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

		Other postretirement
		benefits (gross benefit
		payments, including	Amount of Medicare
	Pension benefits	prescription drug benefits)	Part D subsidy receipts
	(in millions)
Year ending December 31:
2014	$98.7	$18.1	$1.0
2015	102.9	18.6	1.0
2016	108.2	19.0	1.0
2017	114.4	19.3	1.1
2018	120.6	19.4	1.1
2019-2023	708.4	99.1	5.1

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2013.

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31,
	2013			2012
	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total
	(in millions)
Amount recognized in statement of financial position
Other assets	$-	$-	$-	$-	$-	$-
Other liabilities	(138.6)	(376.0)	(514.6)	(557.7)	(398.2)	(955.9)
Total	$(138.6)	$(376.0)	$(514.6)	$(557.7)	$(398.2)	$(955.9)

Amount recognized in accumulated other
comprehensive loss
Total net actuarial loss	$298.3	$92.8	$391.1	$725.0	$136.2	$861.2
Prior service benefit	(6.5)	(5.3)	(11.8)	(12.5)	(7.9)	(20.4)
Pre-tax accumulated other comprehensive loss	$291.8	$87.5	$379.3	$712.5	$128.3	$840.8

Components of net periodic benefit cost
Service cost	$50.4	$6.7	$57.1	$42.3	$4.7	$47.0
Interest cost	88.2	15.6	103.8	92.8	16.3	109.1
Expected return on plan assets	(127.4)	-	(127.4)	(114.6)	-	(114.6)
Amortization of prior service benefit	(6.1)	(2.6)	(8.7)	(6.3)	(3.1)	(9.4)
Recognized net actuarial loss	104.4	14.1	118.5	84.8	6.1	90.9
Amounts recognized due to special events	-	-	-	(0.4)	(0.3)	(0.7)
Net periodic benefit cost	$109.5	$33.8	$143.3	$98.6	$23.7	$122.3

Other changes recognized in accumulated other
comprehensive (income) loss
Net actuarial (gain) loss	$(322.4)	$(29.3)	$(351.7)	$223.5	$68.6	$292.1
Amortization of net loss	(104.4)	(14.1)	(118.5)	(84.8)	(6.1)	(90.9)
Amortization of prior service benefit	6.1	2.6	8.7	6.7	3.4	10.1
Total recognized in pre-tax accumulated other
comprehensive (income) loss	$(420.7)	$(40.8)	$(461.5)	$145.4	$65.9	$211.3
Total recognized in net periodic benefit cost and
pre-tax accumulated other comprehensive (income) loss	$(311.2)	$(7.0)	$(318.2)	$244.0	$89.6	$333.6
In addition, we have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $17,500 of their compensation to the plans in 2013. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. We contributed $39.8 million, $37.3 million and $36.3 million in 2013, 2012 and 2011, respectively, to our qualified defined contribution plans.
We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2013, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $5.0 million, $4.6 million and $3.5 million in 2013, 2012 and 2011, respectively, to our nonqualified deferred compensation plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
13. Contingencies, Guarantees and Indemnifications
Litigation and Regulatory Contingencies
We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.
We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.
In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor, the Federal Reserve Board and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.
On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans” and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On June 13, 2011, the court entered a consent judgment resolving the claims of the plaintiff. On July 12, 2011, plaintiff filed a notice of appeal related to the issue of the denial of class certification. On February 13, 2013, the Eighth Circuit Court of Appeals dismissed the appeal. Plaintiff filed a petition for a writ of certiorari with the U.S. Supreme Court, which was denied on October 7, 2013.
On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against Principal Management Corporation and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The ACE Defendants are aggressively defending the lawsuit.
On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us; PFG; Principal Global Investors, LLC; Principal Management Corporation; and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. Plaintiffs’ request for permission to appeal the denial of class certification was denied by the U.S. Eighth Circuit Court of Appeals on December 31, 2013. The Cruise/Mullaney Defendants are aggressively defending the lawsuit.
In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several law suits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. The estate is attempting to recover from us an amount, including interest, of approximately $500.0 million. We are one of numerous defendants to this action, which has been stayed by the bankruptcy court. We believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them once the stay is lifted and we are allowed to do so.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2013, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.
We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.
The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2013.
Guarantees and Indemnifications
In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2013, was approximately $166.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2013 and 2012, the liability balance for guaranty fund assessments, which is not discounted, was $22.5 million and $31.0 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2013 and 2012, $11.5 million and $16.5 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Operating Leases
As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2013, 2012 and 2011, respectively, was $26.4 million, $33.2 million and $43.6 million.
The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2014	$34.9
2015	31.0
2016	25.6
2017	20.2
2018	10.8
2019 and thereafter	51.1
Total operating lease obligations	173.6
Less: Future sublease rental income on noncancelable leases	7.5
Total future minimum lease payments	$166.1
Capital Leases
We lease hardware storage equipment under capital leases. As of December 31, 2013 and 2012, these leases had a gross asset balance of $42.3 million and $35.5 million and accumulated depreciation of $16.1 million and $11.5 million, respectively. Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $9.3 million, $7.0 million and $3.8 million, respectively.
The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2014	$7.2
2015	6.1
2016	4.4
2017	1.6
2018	0.1
Total	19.4
Less: Amounts representing interest	0.6
Net present value of minimum lease payments	$18.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2013
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,520.2)	$533.0	$(987.2)
Reclassification adjustment for losses included in net income (1)	59.6	(20.8)	38.8
Adjustments for assumed changes in amortization patterns	252.8	(88.5)	164.3
Adjustments for assumed changes in policyholder liabilities	471.8	(165.4)	306.4
Net unrealized losses on available-for-sale securities	(736.0)	258.3	(477.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	22.0	(7.6)	14.4
Adjustments for assumed changes in amortization patterns	(14.4)	5.1	(9.3)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	7.6	(2.5)	5.1

Net unrealized losses on derivative instruments during the period	(46.3)	16.2	(30.1)
Reclassification adjustment for losses included in net income (3)	5.0	(1.8)	3.2
Adjustments for assumed changes in amortization patterns	10.9	(3.8)	7.1
Adjustments for assumed changes in policyholder liabilities	20.5	(7.2)	13.3
Net unrealized losses on derivative instruments	(9.9)	3.4	(6.5)

Foreign currency translation adjustment	1.6	(1.6)	-

Unrecognized postretirement benefit obligation during the period	426.7	(149.3)	277.4
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	84.9	(29.7)	55.2
Net unrecognized postretirement benefit obligation	511.6	(179.0)	332.6

Other comprehensive loss	$(225.1)	$78.6	$(146.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2012
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,475.4	$(513.3)	$962.1
Reclassification adjustment for losses included in net income (1)	111.6	(39.1)	72.5
Adjustments for assumed changes in amortization patterns	(169.0)	59.1	(109.9)
Adjustments for assumed changes in policyholder liabilities	(645.5)	226.1	(419.4)
Net unrealized gains on available-for-sale securities	772.5	(267.2)	505.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	(17.3)	6.1	(11.2)
Adjustments for assumed changes in amortization patterns	4.0	(1.6)	2.4
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	(10.1)	3.4	(6.7)

Net unrealized losses on derivative instruments during the period	(25.9)	9.2	(16.7)
Reclassification adjustment for gains included in net income (3)	(2.5)	0.9	(1.6)
Adjustments for assumed changes in amortization patterns	25.9	(9.1)	16.8
Adjustments for assumed changes in policyholder liabilities	(70.0)	24.5	(45.5)
Net unrealized losses on derivative instruments	(72.5)	25.5	(47.0)

Foreign currency translation adjustment	(14.8)	5.7	(9.1)

Unrecognized postretirement benefit obligation during the period	(245.7)	86.0	(159.7)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	49.6	(17.3)	32.3
Net unrecognized postretirement benefit obligation	(196.1)	68.7	(127.4)

Other comprehensive income	$479.0	$(163.9)	$315.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2011
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$612.9	$(213.1)	$399.8
Reclassification adjustment for losses included in net income (1)	104.4	(41.5)	62.9
Adjustments for assumed changes in amortization patterns	(114.9)	40.2	(74.7)
Adjustments for assumed changes in policyholder liabilities	(278.0)	97.3	(180.7)
Net unrealized gains on available-for-sale securities	324.4	(117.1)	207.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	52.3	(18.4)	33.9
Adjustments for assumed changes in amortization patterns	(1.4)	0.5	(0.9)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	50.9	(17.9)	33.0

Net unrealized gains on derivative instruments during the period	39.6	(13.9)	25.7
Reclassification adjustment for losses included in net income (3)	15.4	(5.4)	10.0
Adjustments for assumed changes in amortization patterns	(23.9)	8.4	(15.5)
Net unrealized gains on derivative instruments	31.1	(10.9)	20.2

Foreign currency translation adjustment	20.2	(7.2)	13.0

Unrecognized postretirement benefit obligation during the period	(286.7)	100.3	(186.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	20.7	(7.2)	13.5
Net unrecognized postretirement benefit obligation	(266.0)	93.1	(172.9)

Other comprehensive income	$160.6	$(60.0)	$100.6

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments - Cash Flow Hedges, for further details.
(4) Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit); recognized net actuarial (gain) loss and amounts recognized due to special events, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits - Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances at January 1, 2011	$561.4	$(198.2)	$53.9	$(0.9)	$(188.2)	$228.0
Other comprehensive loss
during the period, net of
adjustments	144.4	-	10.2	13.0	(186.4)	(18.8)
Amounts reclassified to AOCI	62.9	33.0	10.0	-	13.5	119.4
Other comprehensive income	207.3	33.0	20.2	13.0	(172.9)	100.6
Balances at December 31, 2011	768.7	(165.2)	74.1	12.1	(361.1)	328.6
Other comprehensive income
during the period, net of
adjustments	432.8	(6.7)	(45.4)	(10.2)	(159.7)	210.8
Amounts reclassified to AOCI	72.5	-	(1.6)	-	32.3	103.2
Other comprehensive income	505.3	(6.7)	(47.0)	(10.2)	(127.4)	314.0
Balances at December 31, 2012	1,274.0	(171.9)	27.1	1.9	(488.5)	642.6
Other comprehensive loss
during the period, net of
adjustments	(516.5)	-	(9.7)	(0.4)	277.4	(249.2)
Amounts reclassified to AOCI	38.8	5.1	3.2	-	55.2	102.3
Other comprehensive loss	(477.7)	5.1	(6.5)	(0.4)	332.6	(146.9)
Balances at December 31, 2013	$796.3	$(166.8)	$20.6	$1.5	$(155.9)	$495.7
Noncontrolling Interest
Interest held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.
The noncontrolling interest holders in certain of our subsidiaries maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on fair value or a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recognized in the redemption value as they occur. Adjustments to the carrying value of redeemable noncontrolling interest result in adjustments to additional paid-in capital and/or retained earnings. Adjustments are recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeds its fair value. All other adjustments to the redeemable noncontrolling interest are recorded in additional paid-in capital.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance at January 1, 2011	$-
Net income attributable to redeemable noncontrolling interest	0.2
Redeemable noncontrolling interest assumed related to acquisition	22.0
Balance at December 31, 2011	$22.2
Net income attributable to redeemable noncontrolling interest	1.0
Distributions to redeemable noncontrolling interest	(1.1)
Foreign currency translation adjustment	1.1
Balance at December 31, 2012	$23.2
Net income attributable to redeemable noncontrolling interest	13.6
Reclassification from stockholder's equity (1)	166.7
Distributions to redeemable noncontrolling interest	(13.0)
Change in redemption value of redeemable noncontrolling interest	17.8
Foreign currency translation adjustment	0.4
Balance at December 31, 2013	$208.7

(1)
During the third quarter of 2013, we identified a classification error of certain of our noncontrolling interests. The classification error had no impact on net income. We evaluated the classification error based on qualitative and quantitative factors in accordance with SEC Staff Accounting Bulletins 99 and 108 and concluded the impact was not material in the current or any prior quarterly or annual periods presented. During the third quarter of 2013, we recorded a $166.7 million increase to redeemable noncontrolling interest and a corresponding decrease to stockholder’s equity.

Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2013 statutory results, we could pay approximately $687.2 million in stockholder dividends in 2014 without exceeding the statutory limitation.
15. Fair Value Measurements
We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.
Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

•
Level 3 - Fair values are based on significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and an equity method real estate investment for which the fair value option was elected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2013.
Fixed Maturities
Fixed maturities include bonds, redeemable preferred stock, ABS and certain nonredeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.
When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.
If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2013, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.
The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.
U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.
States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.
Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current U.S. Treasury curve and risk spreads based on sector, rating and average life of the issuance.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.
Equity Securities
Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.
Derivatives
The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include interest rate and equity futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair value of derivative instruments cleared through centralized clearinghouses is determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain over-the-counter derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.
Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.
Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.
Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.
Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Other Investments
Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The net asset value of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the net asset value is published are reflected in Level 1. Seed money investments in mutual funds or other investment funds in markets that do not have a published net asset value are reflected in Level 2.
Other investments reported at fair value also include commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected, which are reflected in Level 3. Fair value of the commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.
Cash and Cash Equivalents
Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Separate Account Assets
Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.
Investment-Type Insurance Contracts
Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). They are valued using a combination of historical data and actuarial judgment. Stochastic models are used to value the embedded derivatives that incorporate a spread reflecting our own creditworthiness and risk margins.
The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.
Other Liabilities
Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below.

	As of December 31, 2013
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$769.7	$398.6	$371.1	$-
Non-U.S. governments	523.6	-	511.9	11.7
States and political subdivisions	3,632.4	-	3,630.6	1.8
Corporate	29,217.2	40.3	29,062.1	114.8
Residential mortgage-backed securities	2,823.6	-	2,823.6	-
Commercial mortgage-backed securities	4,026.4	-	4,024.8	1.6
Collateralized debt obligations	363.4	-	325.6	37.8
Other debt obligations	4,167.8	-	4,083.7	84.1
Total fixed maturities, available-for-sale	45,524.1	438.9	44,833.4	251.8
Fixed maturities, trading	358.5	-	188.6	169.9
Equity securities, available-for-sale	102.6	34.6	51.1	16.9
Equity securities, trading	169.7	8.7	161.0	-
Derivative assets (1)	651.1	-	576.9	74.2
Other investments (2)	279.3	-	136.4	142.9
Cash equivalents (3)	1,160.5	-	1,160.5	-
Sub-total excluding separate account assets	48,245.8	482.2	47,107.9	655.7

Separate account assets	83,790.3	65,599.5	13,092.9	5,097.9
Total assets	$132,036.1	$66,081.7	$60,200.8	$5,753.6

Liabilities
Investment-type insurance contracts (4)	$9.5	$-	$-	$9.5
Derivative liabilities (1)	(1,017.3)	-	(977.7)	(39.6)
Other liabilities (4)	(322.1)	-	(248.2)	(73.9)
Total liabilities	$(1,329.9)	$-	$(1,225.9)	$(104.0)

Net assets (liabilities)	$130,706.2	$66,081.7	$58,974.9	$5,649.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2012
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$882.2	$146.2	$736.0	$-
Non-U.S. governments	663.4	-	650.5	12.9
States and political subdivisions	3,178.8	-	3,176.9	1.9
Corporate	31,416.4	85.9	31,212.7	117.8
Residential mortgage-backed securities	3,199.7	-	3,199.7	-
Commercial mortgage-backed securities	3,897.4	-	3,897.4	-
Collateralized debt obligations	379.2	-	301.6	77.6
Other debt obligations	3,779.2	-	3,764.5	14.7
Total fixed maturities, available-for-sale	47,396.3	232.1	46,939.3	224.9
Fixed maturities, trading	398.4	-	231.6	166.8
Equity securities, available-for-sale	131.3	52.9	63.1	15.3
Equity securities, trading	131.9	6.5	125.4	-
Derivative assets (1)	991.0	-	917.7	73.3
Other investments (2)	227.1	29.4	83.8	113.9
Cash equivalents (3)	1,394.9	304.9	1,090.0	-
Sub-total excluding separate account assets	50,670.9	625.8	49,450.9	594.2

Separate account assets	69,217.8	52,629.3	12,137.8	4,450.7
Total assets	$119,888.7	$53,255.1	$61,588.7	$5,044.9

Liabilities
Investment-type insurance contracts (4)	$(148.1)	$-	$-	$(148.1)
Derivative liabilities (1)	(1,200.2)	-	(1,098.5)	(101.7)
Other liabilities (4)	(237.4)	-	(197.8)	(39.6)
Total liabilities	$(1,585.7)	$-	$(1,296.3)	$(289.4)

Net assets (liabilities)	$118,303.0	$53,255.1	$60,292.4	$4,755.5
(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.
(2) Primarily includes seed money investments, commercial mortgage loans of consolidated VIEs reported at fair value and equity method investments reported at fair value.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.
Changes in Level 3 Fair Value Measurements
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2013
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2012	(1)	income	(4)	Level 3	Level 3	2013	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$12.9	$-	$-	$(1.2)	$-	$-	$11.7	$-
States and political
subdivisions	1.9	-	-	(0.1)	-	-	1.8	-
Corporate	117.8	(11.4)	2.2	(15.2)	105.3	(83.9)	114.8	(8.6)
Commercial
mortgage-backed
securities	-	-	(0.1)	(0.7)	2.4	-	1.6	-
Collateralized
debt obligations	77.6	2.1	7.2	(56.0)	31.7	(24.8)	37.8	-
Other debt
obligations	14.7	(0.3)	2.8	34.9	32.0	-	84.1	(0.3)
Total fixed
maturities,
available-for-sale	224.9	(9.6)	12.1	(38.3)	171.4	(108.7)	251.8	(8.9)
Fixed maturities,
trading	166.8	3.0	-	0.1	-	-	169.9	3.1
Equity securities,
available-for-sale	15.3	(0.2)	1.8	-	-	-	16.9	(0.2)
Derivative assets	73.3	(20.7)	-	21.6	-	-	74.2	(19.8)
Other investments	113.9	11.2	-	17.8	-	-	142.9	11.2
Separate account
assets (2)	4,450.7	585.2	-	55.8	12.7	(6.5)	5,097.9	556.1

Liabilities
Investments-type
insurance
contracts	(148.1)	143.4	-	14.2	-	-	9.5	141.1
Derivative liabilities	(101.7)	54.4	(0.1)	7.8	-	-	(39.6)	53.9
Other liabilities (3)	(39.6)	(34.3)	-	-	-	-	(73.9)	(34.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2012
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2011	(1)	income	(4)	Level 3	Level 3	2012	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$-	$-	$(0.5)	$(1.1)	$14.5	$-	$12.9	$-
States and political
subdivisions	-	-	0.2	(0.1)	1.8	-	1.9	-
Corporate	239.2	(8.8)	22.7	(77.6)	79.7	(137.4)	117.8	(2.2)
Collateralized
debt obligations	102.5	(3.3)	5.1	4.5	-	(31.2)	77.6	-
Other debt
obligations	27.3	(2.2)	0.5	(26.2)	15.3	-	14.7	(2.2)
Total fixed
maturities,
available-for-sale	369.0	(14.3)	28.0	(100.5)	111.3	(168.6)	224.9	(4.4)
Fixed maturities,
trading	220.8	3.2	-	(66.7)	9.5	-	166.8	(4.4)
Equity securities,
available-for-sale	18.0	(0.3)	(2.4)	-	-	-	15.3	-
Derivative assets	59.0	10.8	-	3.5	-	-	73.3	12.0
Other investments	97.5	2.1	-	14.3	-	-	113.9	2.2
Separate account
assets (2)	4,049.0	423.2	-	(21.2)	1.6	(1.9)	4,450.7	414.6

Liabilities
Investments-type
insurance
contracts	(171.8)	37.4	-	(13.7)	-	-	(148.1)	34.5
Derivative liabilities	(177.1)	36.0	1.3	38.1	-	-	(101.7)	34.4
Other liabilities (3)	(24.2)	(23.5)	-	8.1	-	-	(39.6)	(20.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2011
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2010	(1)	income	(4)	Level 3	Level 3	2011	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Corporate	$513.9	$(4.4)	$(17.7)	$(55.0)	$86.4	$(284.0)	$239.2	$0.3
Commercial
mortgage-backed
securities	16.2	(3.7)	5.1	(10.5)	-	(7.1)	-	-
Collateralized
debt obligations	109.3	(19.6)	13.8	0.3	-	(1.3)	102.5	(9.3)
Other debt
obligations	88.8	0.1	(1.1)	(30.5)	9.0	(39.0)	27.3	-
Total fixed
maturities,
available-for-sale	728.2	(27.6)	0.1	(95.7)	95.4	(331.4)	369.0	(9.0)
Fixed maturities,
trading	269.1	(16.6)	-	(27.2)	20.5	(25.0)	220.8	(15.8)
Equity securities,
available-for-sale	43.2	(6.1)	12.0	(28.0)	13.0	(16.1)	18.0	(4.5)
Derivative assets	33.3	37.8	(0.1)	(12.0)	-	-	59.0	34.8
Other investments	128.3	(2.5)	-	(28.3)	-	-	97.5	(2.6)
Separate account
assets (2)	3,638.1	407.3	-	72.4	13.5	(82.3)	4,049.0	401.7

Liabilities
Investments-type
insurance
contracts	7.4	(190.4)	-	11.2	-	-	(171.8)	(190.9)
Derivative liabilities	(181.5)	(14.2)	0.2	18.4	-	-	(177.1)	(8.4)
Other liabilities (3)	(156.8)	(1.2)	13.4	(15.9)	-	136.3	(24.2)	(1.1)
(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operation.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.
(4) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2013
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$-	$-	$-	$(1.2)	$(1.2)
State and political subdivisions	-	-	-	(0.1)	(0.1)
Corporate	18.0	(17.0)	-	(16.2)	(15.2)
Commercial mortgage-backed securities	-	-	-	(0.7)	(0.7)
Collateralized debt obligations	17.0	(47.4)	-	(25.6)	(56.0)
Other debt obligations	37.8	-	-	(2.9)	34.9
Total fixed maturities, available-for-sale	72.8	(64.4)	-	(46.7)	(38.3)
Fixed maturities, trading	-	-	-	0.1	0.1
Derivative assets	22.1	(0.5)	-	-	21.6
Other investments	30.2	-	-	(12.4)	17.8
Separate account assets (5)	276.0	(170.8)	(21.8)	(27.6)	55.8

Liabilities
Investment-type insurance contracts	-	-	10.9	3.3	14.2
Derivative liabilities	(3.4)	11.2	-	-	7.8

	For the year ended December 31, 2012
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$-	$-	$-	$(1.1)	$(1.1)
State and political subdivisions	-	-	-	(0.1)	(0.1)
Corporate	0.3	(65.2)	-	(12.7)	(77.6)
Collateralized debt obligations	5.1	(1.1)	-	0.5	4.5
Other debt obligations	-	-	-	(26.2)	(26.2)
Total fixed maturities, available-for-sale	5.4	(66.3)	-	(39.6)	(100.5)
Fixed maturities, trading	-	(24.6)	-	(42.1)	(66.7)
Derivative assets	3.7	(0.2)	-	-	3.5
Other investments	34.0	-	-	(19.7)	14.3
Separate account assets (5)	134.8	(120.8)	(208.4)	173.2	(21.2)

Liabilities
Investment-type insurance contracts	-	-	(16.6)	2.9	(13.7)
Derivative liabilities	(3.9)	42.0	-	-	38.1
Other liabilities	-	8.1	-	-	8.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2011
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$7.3	$(24.0)	$-	$(38.3)	$(55.0)
Commercial mortgage-backed securities	-	(10.5)	-	-	(10.5)
Collateralized debt obligations	1.3	(0.4)	-	(0.6)	0.3
Other debt obligations	-	-	-	(30.5)	(30.5)
Total fixed maturities, available-for-sale	8.6	(34.9)	-	(69.4)	(95.7)
Fixed maturities, trading	10.0	(8.7)	-	(28.5)	(27.2)
Equity securities, available-for-sale	0.3	(28.3)	-	-	(28.0)
Derivative assets	4.8	(16.8)	-	-	(12.0)
Other investments	-	-	-	(28.3)	(28.3)
Separate account assets (5)	182.2	(47.8)	-	(62.0)	72.4

Liabilities
Investment-type insurance contracts	-	-	9.2	2.0	11.2
Derivative liabilities	(10.0)	28.4	-	-	18.4
Other liabilities	(2.1)	-	-	(13.8)	(15.9)

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.
Transfers
Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels areT summarized below.

	For the year ended December 31, 2013
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$-	$-	$-	$105.3	$-	$83.9
Commercial mortgage-backed
securities	-	-	-	2.4	-	-
Collateralized debt obligations	-	-	-	31.7	-	24.8
Other debt obligations	-	-	-	32.0	-	-
Total fixed maturities,
available-for-sale	-	-	-	171.4	-	108.7
Separate account assets	253.9	0.1	15.5	12.6	-	6.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31, 2012
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$-	$-	$-	$14.5	$-	$-
States and political subdivisions	-	-	-	1.8	-	-
Corporate	-	-	-	79.7	-	137.4
Collateralized debt obligations	-	-	-	-	-	31.2
Other debt obligations	-	-	-	15.3	-	-
Total fixed maturities,
available-for-sale	-	-	-	111.3	-	168.6
Fixed maturities, trading	-	-	-	9.5	-	-
Separate account assets	3,255.7	0.3	205.5	1.3	-	1.9
Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.
We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2. During 2011, $2,796.1 million of separate account assets transferred out of Level 2 into Level 1. During 2011, $3,595.9 million, of separate account assets transferred out of Level 1 into Level 2.
Assets transferred into Level 3 during 2013, 2012 and 2011, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.
Assets transferred out of Level 3 during 2013, 2012 and 2011, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$11.7	Discounted cash flow	Discount rate (1)	2.0%	2.0%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	70.1	Discounted cash flow	Discount rate (1)	1.9%-7.7%	4.4%
			Earnings before interest, taxes, depreciation and amortization multiple	0x-4.5x	0.2x
			Comparability adjustment	0bps-125bps	43bps
			Probability of default	0%-100%	5.4%
			Potential loss severity	0%-16%	0.9%
			Illiquidity premium	0-25 bps	15bps
Commercial mortgage-backed securities	1.6	Discounted cash flow	Discount rate (1)	1.5%-4.5%	0.0%
Collateralized debt obligations	13.6	Discounted cash flow	Discount rate (1)	1.5%	1.5%
			Illiquidity premium	400bps	400bps
Other debt obligations	33.6	Discounted cash flow	Discount rate (1)	2.0%-15.0%	6.7%
			Illiquidity premium	0bps-50bps	11bps
Fixed maturities, trading	36.3	Discounted cash flow	Discount rate (1)	1.6%-83.0%	3.4%
			Illiquidity premium	0bps- 1,400bps	370bps
	110.4	See note (2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2013
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other investments	68.1	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.8%	4.8%
			Illiquidity premium	94bps	94bps
	74.8	Discounted cash flow - equity method real estate investment	Discount rate (1)	7.8%-8.1%	7.9%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.5%-3.6%	3.6%
		Discounted cash flow - equity method real estate debt	Loan to value	40.5%-61.0%	50.7%
			Credit spread rate	1.5%-2.0%	1.8%
Separate account assets	5,090.4	Discounted cash flow - mortgage loans	Discount rate (1)	0.6%-5.6%	3.3%
			Illiquidity premium	0bps-60bps	12bps
			Credit spread rate	32bps-440bps	214bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-16.0%	7.6%
			Terminal capitalization rate	4.5%-9.0%	6.6%
			Average market rent growth rate	2.4%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	11.0%55.9%	50.3%
			Credit spread rate	1.5%-5.2%	3.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

As of December 31, 2013
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment-type insurance contracts	9.5	Discounted cash flow	Long duration interest rate	3.8%-3.9% (3)	See note (3)
			Long-term equity market volatility	18.4%-40.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (4)	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)	See note (5)
Derivative liabilities	(19.9)	See note (2)
Other liabilities	(73.9)	See note (2)

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$12.9	Discounted cash flow	Discount rate (1)	1.6%	1.6%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	62.1	Discounted cash flow	Discount rate (1)	1.7%-12.0%	6.9%
			Illiquidity premium	0bps-100bps	42bps
			Earnings before interest, taxes, depreciation and amortization multiple	0x-3.5x	0.2x
			Probability of default	0%-100%	6.9%
			Potential loss severity	0%-30%	2.1%
Collateralized debt obligations	38.2	Discounted cash flow	Discount rate (1)	1.0%-19.8%	13.3%
			Illiquidity premium	400bps- 1,000bps	791bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other debt obligations	14.7	Discounted cash flow	Discount rate (1)	6.5%-20.0%	11.8%
			Illiquidity premium	0bps-50bps	30bps
Fixed maturities, trading	35.9	Discounted cash flow	Discount rate (1)	1.2%-60.5%	4.1%
			Illiquidity premium	0bps- 1,400bps	390bps
	110.4	See note (2)
Other investments	80.3	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	3.5%	3.5%
			Illiquidity premium	287bps	287bps
	33.6	Discounted cash flow - equity method real estate investment	Discount rate (1)	9.3%	9.3%
			Terminal capitalization rate	5.5%	5.5%
			Average market rent growth rate	3.6%	3.6%
		Discounted cash flow - equity method real estate debt	Loan to value	49.4%	49.4%
			Credit spread rate	3.3%	3.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	4,449.0	Discounted cash flow - mortgage loans	Discount rate (1)	0.8%-10.4%	3.3%
			Illiquidity premium	0bps-50bps	20bps
			Credit spread rate	44bps-975bps	286bps
		Discounted cash flow - real estate	Discount rate (1)	6.5%-16.0%	8.3%
			Terminal capitalization rate	4.8%-9.0%	7.2%
			Average market rent growth rate	2.3%-5.5%	3.3%
		Discounted cash flow - real estate debt	Loan to value	17.0%-86.0%	54.8%
			Credit spread rate	1.6%-5.3%	3.5%

Liabilities
Investment-type insurance contracts	(148.1)	Discounted cash flow	Long duration interest rate	2.6%-2.8% (3)	See note (3)
			Long-term equity market volatility	18.8%-38.3%
			Non-performance risk	0.3%-1.6%
			Utilization rate	See note (4)	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)	See note (5)
Derivative liabilities	(65.1)	See note (2)
Other liabilities	(39.6)	See note (2)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Relates to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturity, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The other liabilities represent obligations to third party note holders due at maturity or termination of the trust. The value of the obligations reflect the third parties’ interest in the investment structure.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between observable 20 and 30-year swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Embedded derivatives can be either assets or liabilities within the investment-type insurance contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment-type insurance contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets are measured at fair value on a nonrecurring basis. During 2013, certain mortgage loans had been marked to fair value of $151.5 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $28.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during the year ended December 31, 2013, were:
Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 7.3% - 10.5%
Average market rent growth = 1.0% - 10.9%
During 2013, certain mortgage servicing rights had been marked to fair value of $7.3 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $1.3 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 4.3% for the year ended December 31, 2013.
During 2012, certain mortgage loans had been marked to fair value of $171.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $13.1 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2012 were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 6.3% - 10.5%
Average market rent growth = 3.0% - 8.0%
During 2012, certain mortgage servicing rights had been marked to fair value of $7.0 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $0.4 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 3.1% for the year ended December 31, 2012.
During 2012, certain real estate had been written down to fair value of $5.0 million. This write down resulted in a loss of $0.1 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs that are not developed internally.
During 2011, certain mortgage loans had been marked to fair value of $201.7 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a loss of $31.3 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.
During 2011, certain mortgage servicing rights had been written down to fair value of $4.4 million. The net impact of impairments and improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net loss of $1.1 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.
During 2011, certain real estate had been written down to fair value of $3.9 million. This write down resulted in a loss of $0.6 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs.
Fair Value Option
As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1, 2010, we elected fair value accounting for certain assets and liabilities of consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.
The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $68.1 million and $64.0 million as of December 31, 2013, and $80.3 million and $76.4 million as of December 31, 2012, respectively. The change in fair value of the loans resulted in a $0.2 million, $2.6 million and ($2.6) million pre-tax gain (loss) for the years ended December 31, 2013, 2012 and 2011, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $5.7 million, $6.9 million and $8.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $104.9 million and $174.4 million as of December 31, 2013, and $85.0 million and $186.8 million as of December 31, 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, the change in fair value of the obligations resulted in a pre-tax gain (loss) of $(32.8) million, $(37.7) million and $1.2 million, which includes a pre-tax loss of $34.3 million, $37.4 million and $1.1 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $3.6 million, $5.3 million and $6.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for certain ventures that are subject to the equity method of accounting because the nature of the investments are to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. These investments are reported with other investments in the consolidated statements of financial position. The changes in fair value are reported in net investment income on the consolidated statements of operations. The fair value of the equity method investments for which the fair value option has been elected was $74.8 million and $33.6 million as of December 31, 2013 and 2012. The change in fair value of the investments resulted in an $11.0 million and $(0.4) million pre-tax gain (loss) for years ended December 31, 2013 and 2012.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2013
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$10,819.2	$11,048.6	$-	$-	$11,048.6
Policy loans	830.1	933.1	-	-	933.1
Other investments	114.2	114.9	-	81.1	33.8
Cash and cash equivalents	911.1	911.1	911.1	-	-
Investment-type insurance contracts	(29,825.2)	(30,008.7)	-	(5,902.2)	(24,106.5)
Short-term debt	(292.4)	(292.4)	-	(292.4)	-
Long-term debt	(152.4)	(156.4)	-	(103.3)	(53.1)
Separate account liabilities	(73,492.5)	(72,780.1)	-	-	(72,780.1)
Bank deposits	(1,949.0)	(1,951.1)	(1,252.2)	(698.9)	-
Cash collateral payable	(21.0)	(21.0)	(21.0)	-	-

	December 31, 2012
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$10,825.4	$11,459.2	$-	$-	$11,459.2
Policy loans	834.0	1,025.0	-	-	1,025.0
Other investments	224.9	225.3	-	140.1	85.2
Cash and cash equivalents	964.2	964.2	924.2	40.0	-
Investment-type insurance contracts	(31,936.8)	(32,515.2)	-	(7,367.3)	(25,147.9)
Short-term debt	(286.7)	(286.7)	-	(286.7)	-
Long-term debt	(128.9)	(139.0)	-	(109.3)	(29.7)
Separate account liabilities	(60,858.9)	(60,175.4)	-	-	(60,175.4)
Bank deposits	(2,174.7)	(2,177.7)	(1,404.4)	(773.3)	-
Cash collateral payable	(190.8)	(190.8)	(190.8)	-	-
Mortgage Loans
Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Policy Loans
Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.
Other Investments
The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting scheduled cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value and are of a short-term nature. These are reflected in Level 2.
Cash and Cash Equivalents
The carrying amounts of cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.
Investment-Type Insurance Contracts
The fair values of our reserves and liabilities for investment-type insurance contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. These are reflected in Level 3. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.
Short-Term Debt
The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.
Long-Term Debt
Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.
Separate Account Liabilities
Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Bank Deposits
The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.
Cash Collateral Payable
The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.
16. Statutory Insurance Financial Information
We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2013, our use of prescribed and permitted statutory accounting practices has resulted in higher statutory net income of $9.0 million relative to the accounting practices and procedures of the NAIC due to our accounting for derivatives that hedge some of our equity indexed products. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.
We cede certain term and universal life insurance statutory reserves to affiliated reinsurance entities on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2013, affiliated reinsurance entities assumed statutory reserves of $2,765.7 million from us. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2013, assets admitted under these practices totaled $1,059.0 million.
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, we meet the minimum RBC requirements.

	As of or for the year ended December 31,
	2013	2012	2011
	(in millions)
Statutory net income	$607.9	$576.1	$326.8
Statutory capital and surplus	4,142.2	3,944.3	4,218.2
17. Segment Information
We provide financial products and services through the following segments: Retirement and Investor Services, Principal Global Investors and U.S. Insurance Solutions. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.
The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.
The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third‑party clients.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, throughout the United States.
The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.
Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DAC and other actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, and revenue from our exited group medical insurance business. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.
The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.
The following tables summarize select financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2013	December 31, 2012
	(in millions)
Assets:
Retirement and Investor Services	$128,021.9	$116,658.1
Principal Global Investors	1,025.0	1,056.2
U.S. Insurance Solutions	19,895.6	18,949.9
Corporate	3,838.0	3,407.8
Total consolidated assets	$152,780.5	$140,072.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Operating revenues by segment:
Retirement and Investor Services	$4,212.5	$4,321.0	$3,613.1
Principal Global Investors	664.1	537.1	490.9
U.S. Insurance Solutions	3,097.7	2,983.1	2,929.1
Corporate	(109.9)	(91.7)	(78.9)
Total segment operating revenues	7,864.4	7,749.5	6,954.2
Net realized capital losses, net of related revenue adjustments	(299.2)	(21.2)	(191.7)
Exited group medical insurance business	2.0	25.3	608.3
Assumption change within our Individual Life business	-	-	4.9
Total revenues per consolidated statements of operations	$7,567.2	$7,753.6	$7,375.7
Operating earnings (loss) by segment, net of
related income taxes:
Retirement and Investor Services	$613.3	$523.4	$513.0
Principal Global Investors	87.0	66.9	59.6
U.S. Insurance Solutions	199.9	143.3	209.5
Corporate	(35.3)	(24.1)	(32.6)
Total segment operating earnings, net of related
income taxes	864.9	709.5	749.5
Net realized capital gains (losses), as adjusted (1)	(167.2)	14.8	(118.5)
Other after-tax adjustments (2)	(1.1)	(49.4)	(82.3)
Net income attributable to PLIC	$696.6	$674.9	$548.7
(1) Net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(211.3)	$72.1	$(98.7)
Certain derivative and hedging-related adjustments	(87.0)	(92.8)	(92.6)
Certain market value adjustments to fee revenues	-	(0.3)	(0.1)
Recognition of front-end fee revenue	(0.9)	(0.2)	(0.3)
Net realized capital losses, net of related revenue adjustments	(299.2)	(21.2)	(191.7)
Amortization of deferred acquisition and sales inducement costs	47.8	36.8	(22.7)
Capital gains distributed	(24.3)	(11.8)	(4.3)
Certain market value adjustments of embedded derivatives	18.4	(0.6)	65.6
Net realized capital (gains) losses associated with exited group
medical insurance business	-	0.2	(0.2)
Noncontrolling interest capital (gains) losses	0.1	(8.1)	(31.6)
Income tax effect	90.0	19.5	66.4
Net realized capital gains (losses), as adjusted	$(167.2)	$14.8	$(118.5)

(2)
For the year ended December 31, 2013, other after-tax adjustments included the negative effect resulting from losses associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP.

For the year ended December 31, 2012, other after-tax adjustments included the negative effect resulting from (a) a contribution made to The Principal Financial Group Foundation, Inc. ($39.8 million) and (b) losses associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($9.6 million).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
For the year ended December 31, 2011, other after-tax adjustments included (1) the negative effect resulting from (a) the impact of a court ruling on some uncertain tax positions ($68.9 million), (b) an assumption change in our Individual Life business ($34.5 million), (c) a contribution made to The Principal Financial Group Foundation, Inc. ($19.5 million) and (d) our estimated obligation associated with Executive Life of New York’s liquidation petition ($10.3 million) and (2) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($50.9 million).
The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Income tax expense by segment:
Retirement and Investor Services	$139.2	$113.5	$130.6
Principal Global Investors	48.3	37.0	32.5
U.S. Insurance Solutions	95.9	64.4	98.5
Corporate	(19.6)	(17.3)	(15.2)
Total segment income taxes from operating earnings	263.8	197.6	246.4
Tax benefit related to net realized capital losses, as adjusted	(90.0)	(19.5)	(66.4)
Tax expense (benefit) related to other after-tax adjustments	(0.6)	(26.6)	45.0
Total income taxes expense per consolidated statements of
operations	$173.2	$151.5	$225.0
The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining operating earnings. Segment depreciation and amortization equates to depreciation and amortization included in our consolidated statements of operations.

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Depreciation and amortization expense by segment:
Retirement and Investor Services	$23.1	$21.2	$17.1
Principal Global Investors	10.2	11.6	9.9
U.S. Insurance Solutions	13.7	14.1	14.0
Corporate	3.9	5.1	4.6
Total segment depreciation and amortization expense included in
operating earnings	50.9	52.0	45.6
Depreciation and amortization expense related to other
after-tax adjustments	1.4	6.1	6.1
Total depreciation and amortization expense included in our
consolidated statements of operations	$52.3	$58.1	$51.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
The following table summarizes operating revenues for our products and services:

	For the years ended December 31,
	2013	2012	2011
	(in millions)
Retirement and Investor Services:
Full-service accumulation	$1,467.2	$1,353.7	$1,334.7
Individual annuities	1,366.5	1,162.4	1,119.2
Bank and trust services	95.2	101.6	100.5
Eliminations	(12.6)	(11.3)	(10.0)
Total Accumulation	2,916.3	2,606.4	2,544.4
Investment only	341.0	431.6	508.0
Full-service payout	955.2	1,283.0	560.7
Total Guaranteed	1,296.2	1,714.6	1,068.7
Total Retirement and Investor Services	4,212.5	4,321.0	3,613.1
Principal Global Investors (1)	664.1	537.1	490.9
U.S. Insurance Solutions:
Individual life insurance	1,480.9	1,421.9	1,431.0
Specialty benefits insurance	1,616.8	1,561.2	1,498.1
Total U.S. Insurance Solutions	3,097.7	2,983.1	2,929.1
Corporate	(109.9)	(91.7)	(78.9)
Total operating revenues	$7,864.4	$7,749.5	$6,954.2
Total operating revenues	$7,864.4	$7,749.5	$6,954.2
Net realized capital losses, net of related
revenue adjustments	(299.2)	(21.2)	(191.7)
Exited group medical insurance business	2.0	25.3	608.3
Assumption change within our Individual
Life business	-	-	4.9
Total revenues per consolidated statements of
operations	$7,567.2	$7,753.6	$7,375.7
(1) Reflects inter-segment revenues of $250.1 million, $214.3 million and $198.8 million for the years ended December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
18. Stock‑Based Compensation Plans
As of December 31, 2013, our parent, PFG sponsors the Amended and Restated 2010 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan ("Stock‑Based Compensation Plans"), which resulted in an expense to us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the Amended and Restated 2010 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.
For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2013	2012	2011
	(in millions)
Compensation cost	$42.9	$34.8	$31.7
Related income tax benefit	12.8	11.4	10.8
Capitalized as part of an asset	2.6	2.3	2.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of approved retirement.
The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2013	2012	2011
Expected volatility	53.3%	70.0%	67.9%
Expected term (in years)	6.5	6.0	6.0
Risk-free interest rate	1.1%	1.1%	2.5%
Expected dividend yield	3.00%	2.55%	1.60%
Weighted average estimated fair value	$11.95	$13.95	$18.82
We previously determined expected volatility based on, among other factors, historical volatility using daily price observations. Beginning with nonqualified stock options granted in 2013, we determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into the expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.
As of December 31, 2013, there was $2.2 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.5 years.
Performance Share Awards
Performance share awards were granted to certain employees under the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of performance share awards is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2013, 2012 and 2011 were $30.70, $27.46 and $34.26, respectively.
As of December 31, 2013, there was $4.2 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.4 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2013
Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of restricted stock units is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2013, 2012 and 2011 was $30.80, $27.45 and $33.24, respectively.
As of December 31, 2013, there was $28.6 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.8 years.
Employee Stock Purchase Plan
Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.
We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $14.16, $5.32 and $4.20 during 2013, 2012 and 2011, respectively.
19. Quarterly Results of Operations (Unaudited)
The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31
	(in millions)
2013
Total revenues	$2,197.7	$1,779.0	$1,814.3	$1,776.2
Total expenses	1,971.5	1,531.3	1,587.0	1,590.0
Net income	182.3	195.8	182.4	153.7
Net income attributable to PLIC	175.2	191.5	178.9	151.0

2012
Total revenues	$1,899.3	$2,352.4	$1,800.3	$1,701.6
Total expenses	1,617.6	2,223.5	1,591.2	1,476.5
Net income	222.4	148.0	155.0	167.9
Net income attributable to PLIC	218.8	145.1	152.4	158.6

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 8 years ended December 31, 2013 and the period ended December 31, 2005*

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2013
Statements of Operations for the year ended December 31, 2013
Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2013, and 2012.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2013*
Schedule III - Supplementary Insurance Information as of December 31, 2013, 2012 and 2011 and for each of the years then ended*
Schedule IV - Reinsurance as of December 31, 2013, 2012 and 2011 and for each of the years then ended*
All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits

(1)	Resolution of Board of Directors of the Depositor – filed with the Commission on filed on 06/07/2004)

(3a)	Distribution Agreement (filed 01/04/2005)

(3b)	Selling Agreement (filed 06/07/2004)

(4a)	Form of Variable Annuity Contract (filed 06/7/2004)

(4b)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)

(4c)	Amendment to Fixed Account Endorsement (filed 04/27/2006)

(4d)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)

(4e)	Amendment to GMWB Rider (filed 04/27/2006)

(4f)	Amendment to Contract Data Page (filed 04/27/2006)

(4g)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006)

(4h)	Amendment to Premium Payment Credit Rider (filed 04/27/2006)

(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the Commission on 05/01/2008)

(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)

(5)	Form of Variable Annuity Application (filed 06/07/2004)

(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)

(6b)	Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8a1)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission on 05/01/2008)

(8a2)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a3)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a4)	Administrative Services Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8b1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission on 05/01/2008)

(8b2)	Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8b3)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8c1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (as filed with the Commission on May 1, 2008)

(8c2)	Rule 22c-2 Agreement with American Century Investment Management Inc., ( as filed on May 1, 2008)

(8d1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d2)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d3)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8e1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8e2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e3)	Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e4)	Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e5)	Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e6)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8f1)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission on May 1, 2008)

(8f2)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed on May 1, 2008)

(8f3)	Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission on May 1, 2008)

(8g1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission on May 1, 2008)

(8g2)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed on May 1, 2008)

(8g3)	Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission on May 1, 2008)

(8h1)	Form of Participation Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8h2)	Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8i1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8i2)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i3)	Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i4)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8j1)	Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02 – Filed as Ex-99.B (8j1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j2)	Participation Agreement with MFS Variable Insurance Trust amendment 1 dtd 05/17/02 – Filed as Ex-99.B(8j2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j3)	Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02– Filed as Ex-99.B(8j3) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j4)	Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03– Filed as Ex-99.B(8j4) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j5)	Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04– Filed as Ex-99.B(8j5) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j6)	Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05– Filed as Ex-99.B(8j6) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j7)	Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05– Filed as Ex-99.B(8j7) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j8)	Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07– Filed as Ex-99.B(8j8) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j9)	Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08– Filed as Ex-99.B(8j9) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j10)	Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09– Filed as Ex-99.B(8j10) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j11)	FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02– Filed as Ex-99.B(8j11) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j12)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– Filed as Ex-99.B(8j12) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j13)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– Filed as Ex-99.B(8j13) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09– Filed as Ex-99.B(8k1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k2)	Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09 Filed as Ex-99.B(8k2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k3)	Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 Filed as Ex-99.B(8k3) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l2)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l3)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l3) on 3/01/10 (Accession No. 0000898745-10-000129)

(9)	Opinion of Counsel (filed 01/04/2005)

(10a)	Consent of Ernst & Young LLP *

(10b)	Powers of Attorney (filed with the Commission on 02/29/2008)

(10c)	Consent of Counsel *

(11)	Financial Statement Schedules *

* Filed Herein
** To be filed by amendment
Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place, Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Apple Inc. 1 Infinite Loop Cupertino, CA 95014	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER(2)	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON(2)	Vice President and Treasurer
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER(2)	Executive Vice President
NORA M. EVERETT(2)	Senior Vice President Retirement and Investor Services
DANIEL J. HOUSTON(2)	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER(2)	Senior Vice President - Investment Services
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
TIMOTHY J. MINARD(2)	Senior Vice President - Distribution
MARY A. O'KEEFE(2)	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Investor Services
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
DEANNA D. STRABLE(2)	Senior Vice President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
ROBERTO WALKER(4)	Senior Vice President and President , Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600 P15
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2013 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2013)

PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
ˆPrincipal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50.01
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments Ltd.*#	Cayman Islands	66
-->Claritas Participacoes S.A.*#	Brazil	81
-->Claritas Administracao de Recursos LTDA *#	Brazil	77
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->CIMB - Principal Asset Management Berhad (Malaysia) *	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (Singapore) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company(Asia) Limited*#	Hong Kong	100
-->PrinCorp Wealth Advisors (Asia) Limited *#	Hong Kong	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero *#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Global Investors Holding Company, Inc.*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Investors (Europe) Limited*#	United Kingdom	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) Ltd.*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	66
-->Principal Trustee Company Private Limited*#	India	65
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->PGI Origin Holding Company Ltd.*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	74
-->PGI Finisterre Holding Company Ltd.	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	51

-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	89
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	70
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, Ltd.*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, Ltd.*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	59
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100

-->ˆLiongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General De Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios De Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Principal Institutional Chile S.A. *#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	94
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal Edge Network Holdings, Inc.*#	Delaware	100
-->Principal Edge Network - Georgia, LLC*#	Delaware	100
-->Principal Edge Network - Dallas Ft. Worth, Inc.*#	Delaware	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond and Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2014

(1)	(2)	(3)
	Number of	Number of
Title of Class	Plan Participants	Contractowners
BFA Variable Annuity Contracts	18	6
Pension Builder Contracts	115	79
Personal Variable Contracts	133	14
Personal Variable Contracts	847	28
Flexible Variable Annuity Contract	23,656	23,656
Freedom Variable Annuity Contract	990	990
Freedom 2 Variable Annuity Contract	285	285
Investment Plus Variable Annuity Contract	49,526	49,526
Principal Lifetime Income Solutions	668	668

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
The Principal Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
The Principal Financial Group(1)

Michael J. Beer	President and Director
The Principal Financial Group(1)

Tracy W. Bollin	Chief Financial Officer
The Principal Financial Group(1)

David J. Brown	Senior Vice President
The Principal Financial Group(1)

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Teresa M. Button	Vice President and Treasurer
The Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
The Principal Financial Group(1)

Gregory B. Elming	Director
The Principal Financial Group(1)

Nora M. Everett	Chairman and Chief Executive Officer
The Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel
The Principal Financial Group(1)

Eric W. Hays	Senior Vice President and Chief Information Officer
The Principal Financial Group(1)

Curtis Hollebrands	AML Officer
The Principal Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal Financial Group(1)

Julie LeClere	Vice President - Marketing & Recruiting
The Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
The Principal Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
The Principal Financial Group (1)

John Wetherell	Private Funds CCO - Princor
The Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$46,651,728.39	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 1st day of May, 2014.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman		May 1, 2014
L. D. Zimpleman	Chairman of the Board
Chairman, President
and Chief Executive Officer

/s/ A. R. Sanders		May 1, 2014
A. R. Sanders	Senior Vice President and
Controller
(Principal Accounting Officer)

/s/ T. J. Lillis		May 1, 2014
T. J. Lillis	Executive Vice President
and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	May 1, 2014
B. J. Bernard

(J. Carter-Miller)*	Director	May 1, 2014
J. Carter-Miller

(G. E. Costley)*	Director	May 1, 2014
G. E. Costley

(M.T. Dan)*	Director	May 1, 2014
M. T. Dan

(D. H. Ferro)*	Director	May 1, 2014
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	May 1, 2014
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	May 1, 2014
S. L. Helton

(R. L. Keyser)*	Director	May 1, 2014
R. L. Keyser

(L. Maestri)*	Director	May 1, 2014
L. Maestri

(E. E. Tallett)*	Director	May 1, 2014
E. E. Tallett

*By	/s/ L. D. Zimpleman
L. D. Zimpleman
Chairman of the Board
Chairman, President and Chief Executive Officer

*	Pursuant to Powers of Attorney
Previously Filed or Included Herein